UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6067

DIMENSIONAL INVESTMENT GROUP INC.

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices) (Zip code)

Catherine L. Newell, Esquire, Vice President and Secretary

Dimensional Investment Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: November 1, 2009 – April 30, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS.

DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Company Institutional Index Portfolio

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedule of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

Investment Footnotes

†	See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,156.80	0.10%	$0.53
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.10%	$0.50

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

Affiliated Investment Company	100.0%

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DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Company Series of The DFA Investment Trust Company	$925,859,863

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $762,536,909)	$925,859,863

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$925,859,863	—	—	$925,859,863

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Company Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$925,860
Receivable for Fund Shares Sold	3,840
Prepaid Expenses and Other Assets	15

Total Assets	929,715

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	3,648
Fund Shares Redeemed	192
Due to Advisor	31
Accrued Expenses and Other Liabilities	60

Total Liabilities	3,931

NET ASSETS	$925,784

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	99,019,430

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.35

Investment in Affiliated Investment Company at Cost	$762,537

NET ASSETS CONSIST OF:
Paid-In Capital	$886,812
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,025
Accumulated Net Realized Gain (Loss)	(126,376)
Net Unrealized Appreciation (Depreciation)	163,323

NET ASSETS	$925,784

(1) NUMBER OF SHARES AUTHORIZED	500,000,000

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$8,286
Interest	5
Income from Securities Lending	62
Expenses Allocated from Affiliated Investment Company	(192)

Total Investment Income	8,161

Expenses
Administrative Services Fees	215
Accounting & Transfer Agent Fees	12
Filing Fees	25
Shareholders’ Reports	23
Directors’/Trustees’ Fees & Expenses	5
Professional Fees	12
Other	4

Total Expenses	296

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(62)

Net Expenses	234

Net Investment Income (Loss)	7,927

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Company	81
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,980)
Futures	346
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	141,007

Net Realized and Unrealized Gain (Loss)	114,454

Net Increase (Decrease) in Net Assets Resulting from Operations	$122,381

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$7,927	$17,245
Capital Gain Distributions Received from Affiliated Investment Company	81	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(26,980)	(37,974)
Futures	346	12,592
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	141,007	73,084
Futures	—	1,948

Net Increase (Decrease) in Net Assets Resulting from Operations	122,381	66,895

Distributions From:
Net Investment Income	(8,028)	(18,243)

Total Distributions	(8,028)	(18,243)

Capital Share Transactions (1):
Shares Issued	74,250	156,796
Shares Issued in Lieu of Cash Distributions	7,457	17,318
Shares Redeemed	(55,965)	(166,295)

Net Increase (Decrease) from Capital Share Transactions	25,742	7,819

Total Increase (Decrease) in Net Assets	140,095	56,471
Net Assets
Beginning of Period	785,689	729,218

End of Period	$925,784	$785,689

(1) Shares Issued and Redeemed:
Shares Issued	8,246	22,124
Shares Issued in Lieu of Cash Distributions	856	2,474
Shares Redeemed	(6,329)	(24,057)

Net Increase (Decrease) from Shares Issued and Redeemed	2,773	541

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,025	$2,126

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$8.16	$7.62	$11.63	$11.00	$9.82	$9.23	$8.32

Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.18	(A)	0.20	(A)	0.22	(A)	0.19	(A)	0.17	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	1.19	0.55	(3.99)	0.62	1.18	0.61	0.88

Total from Investment Operations	1.27	0.73	(3.79)	0.84	1.37	0.78	1.05

Less Distributions
Net Investment Income	(0.08)	(0.19)	(0.22)	(0.21)	(0.19)	(0.19)	(0.14)

Total Distributions	(0.08)	(0.19)	(0.22)	(0.21)	(0.19)	(0.19)	(0.14)

Net Asset Value, End of Period	$9.35	$8.16	$7.62	$11.63	$11.00	$9.82	$9.23

Total Return	15.68	%(C)	10.07%	(33.10	)%(C)	7.71%	14.11%	8.50%	12.66%

Net Assets, End of Period (thousands)	$925,784	$785,689	$729,218	$1,002,142	$877,405	$692,595	$534,285
Ratio of Expenses to Average Net Assets (D)	0.10	%(B)	0.10%	0.10	%(B)	0.10%	0.10%	0.10%	0.10%
Ratio of Expenses to Average Net
Assets (Excluding Waivers and
Assumption of Expenses and/or
Recovery of Previously Waived Fees) (D)	0.11	%(B)	0.13%	0.11	%(B)	0.11%	0.11%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	2.53%	2.10	%(B)	1.90%	1.90%	1.82%	1.96%

 See Page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. LARGE COMPANY INSTITUTIONAL INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which the U.S. Large Company Institutional lndex Portfolio (the “Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The U.S. Large Company Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 24% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation: The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $22 (in thousands).

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Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and futures from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor at an effective annual rate of 0.05% of average daily net assets of the portfolio.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has contractually agreed to waive its administration fee to the extent necessary to reduce the Portfolio’s expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of the Series) exceed 0.10% of its average daily net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.10% of its average daily net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived to the extent that such recovery will not cause the Portfolio’s total direct and indirect expenses to exceed 0.10% of its average daily net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect for a period of one year from March 1, 2010 to March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, approximately $425 (in thousands) of previously waived fees are subject to future recovery by the Advisor over various periods not exceeding April 30, 2013.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

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D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amount in thousands):

Increase (Decrease) Paid-In-Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains
$(51,204)	$(1)	$51,205

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$17,347	—	$17,347
2008	19,755	—	19,755
2009	18,243	—	18,243

As of October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Capital Loss Carryforwards	Total Net Distributable Earnings/ (Accumulated Losses)
$2,146	$(50,288)	$(48,142)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

Expires on October 31,
2010	2011	2013	2014	2016	2017	Total
$14,821	$13,996	$1,702	$1,944	$15,152	$2,673	$50,288

During the year ended October 31,2009, the Portfolio expired $50,824 of capital loss carryforwards.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

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Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$841,636	$176,436	$(92,212)	$84,224

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolio’s financial tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At April 30, 2010, two shareholders held approximately 87% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

H. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Portfolio and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

On March 1, 2010, the Board of Directors of DFA Investment Dimensions Group Inc. and of Dimensional Investment Group Inc. approved an Agreement and Plan of Reorganization (the “Plan”) which provided that (i) the U.S. Large

12

Company Institutional Index Portfolio (the “Acquiring Fund”), a portfolio of Dimensional Investment Group Inc. would acquire substantially all of the assets of the U.S. Large Company Portfolio (the “Target Fund”), a portfolio of DFA Investment Dimensions Group Inc. in exchange solely for shares of capital stock of the Acquiring Fund; (ii) the shares of the Acquiring Fund would be distributed to the shareholders of the Target Fund according to their respective interests in the Target Fund; and (iii) the Target Fund would be liquidated and dissolved (the “Reorganization”). In conjunction with completing the Reorganization, the Acquiring Fund would change its name to the “U.S. Large Company Portfolio.” The Reorganization took place on May 7, 2010 and the Acquiring Fund changed its name to the U.S. Large Company Portfolio effective May 8, 2010.

The purpose of the transaction is to lower fees for the shareholders of the Target Fund and create operating efficiencies from economies of scale.

The Reorganization was accomplished by a tax-free exchange of the following shares on May 7, 2010:

Target Fund	Shares	Acquiring Fund	Shares	Value (in thousands)
U.S. Large Company Portfolio	83,482,168	U.S. Large Company Institutional Index Portfolio	311,973,980	$2,731,987

The net assets, including net unrealized appreciation (depreciation) of the Target Fund, immediately before the acquisition were as follows (in thousands):

Target Fund	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Fund	Net Assets
U.S. Large Company Portfolio	$2,731,987	$315,984	U.S. Large Company Institutional Index Portfolio	$870,696

Assuming the acquisition had been completed on November 1, 2009, U.S. Large Company Institutional Index Portfolio’s result of operations for the six months ended April 30, 2010 would have been as follows (in thousands):

Net Investment Income	$35,119	(a)
Net Realized and Unrealized Gain (Loss) on Investments	509,812	(b)

Net Increase in Net Assets Resulting from Operations	$544,931

(a)	$7,927 as reported in the Statement of Operations, plus $26,463 Net Investment Income from U.S. Large Company Portfolio pre-merger, plus $729 of pro-forma eliminated expenses.

(b)	$114,454 as reported in the Statement of Operations, plus $395,358 Net Realized and Unrealized Gain (Loss) on Investments from U.S. Large Company Portfolio pre-merger.

Because both U.S. Large Company Portfolio and U.S. Large Company Institutional Index Portfolio sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

13

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Six Months Ended April 30, 2010
EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,156.70	0.05%	$0.27
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.05%	$0.25

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

14

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The U.S. Large Company Series
Consumer Discretionary	10.6%
Consumer Staples	10.9%
Energy	11.2%
Financials	15.2%
Health Care	11.5%
Industrials	10.8%
Information Technology	18.9%
Materials	3.5%
Real Estate Investment Trusts	1.2%
Telecommunication Services	2.7%
Utilities	3.5%

100.0%

15

THE U.S. LARGE COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
*Amazon.com, Inc.	121,728	$16,684,040	0.4%
Comcast Corp. Class A	1,009,101	19,919,654	0.5%
*Ford Motor Co.	1,197,830	15,595,747	0.4%
Home Depot, Inc.	604,706	21,315,886	0.6%
McDonald’s Corp.	382,637	27,010,346	0.7%
Walt Disney Co. (The)	689,738	25,409,948	0.7%
Other Securities		277,523,807	7.2%

Total Consumer Discretionary		403,459,428	10.5%

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206	0.4%
Coca-Cola Co. (The)	819,757	43,816,012	1.1%
CVS Caremark Corp.	494,500	18,261,885	0.5%
Kraft Foods, Inc.	617,581	18,280,398	0.5%
PepsiCo, Inc.	581,165	37,903,581	1.0%
Philip Morris International, Inc.	668,916	32,830,397	0.8%
Procter & Gamble Co.	1,032,944	64,207,799	1.7%
Wal-Mart Stores, Inc.	758,794	40,709,298	1.1%
Other Securities		144,401,253	3.7%

Total Consumer Staples		416,088,829	10.8%

Energy — (9.9%)
Chevron Corp.	714,219	58,165,995	1.5%
ConocoPhillips	528,754	31,296,949	0.8%
Exxon Mobil Corp.	1,678,990	113,919,471	3.0%
Occidental Petroleum Corp.	288,750	25,600,575	0.7%
Schlumberger, Ltd.	425,536	30,391,781	0.8%
Other Securities		167,117,942	4.3%

Total Energy		426,492,713	11.1%

Financials — (13.4%)
American Express Co.	425,584	19,627,934	0.5%
Bank of America Corp.	3,567,598	63,610,272	1.6%
*Berkshire Hathaway, Inc.	588,521	45,316,117	1.2%
*Citigroup, Inc.	6,987,623	30,535,912	0.8%
Goldman Sachs Group, Inc. (The)	187,146	27,173,599	0.7%
JPMorgan Chase & Co.	1,412,890	60,160,856	1.6%
#U.S. Bancorp	680,438	18,215,325	0.5%
Wells Fargo & Co.	1,842,383	61,001,301	1.6%
Other Securities		255,431,126	6.6%

Total Financials		581,072,442	15.1%

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301	0.7%
*Amgen, Inc.	348,262	19,976,308	0.5%
Bristol-Myers Squibb Co.	609,590	15,416,531	0.4%
Johnson & Johnson	978,652	62,927,324	1.6%
Medtronic, Inc.	392,839	17,163,136	0.5%
*Merck & Co., Inc.	1,107,882	38,820,185	1.0%
*Pfizer, Inc.	2,869,997	47,986,350	1.3%
Other Securities		208,040,195	5.4%

Total Health Care		438,578,330	11.4%

Industrials — (9.5%)
3M Co.	253,108	22,443,086	0.6%
#Boeing Co. (The)	269,199	19,498,084	0.5%

16

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	3,794,414	$71,562,648	1.9%
United Parcel Service, Inc.	353,081	24,412,020	0.6%
United Technologies Corp.	333,010	24,959,099	0.6%
Other Securities		247,393,493	6.4%

Total Industrials		410,268,430	10.6%

Information Technology — (16.6%)
*Apple, Inc.	322,478	84,205,455	2.2%
*Cisco Sytems, Inc.	2,036,166	54,813,589	1.4%
*Google, Inc.	85,940	45,156,314	1.2%
Hewlett-Packard Co.	837,170	43,507,725	1.1%
Intel Corp.	1,964,460	44,848,622	1.2%
International Business Machines Corp.	461,955	59,592,195	1.5%
Microsoft Corp.	2,713,496	82,870,168	2.2%
Oracle Corp.	1,390,037	35,918,556	0.9%
QUALCOMM, Inc.	597,661	23,153,387	0.6%
Other Securities		246,334,287	6.4%

Total Information Technology		720,400,298	18.7%

Materials — (3.0%)
Other Securities		131,754,058	3.4%

Real Estate Investment Trusts — (1.1%)
Other Securities		47,126,820	1.2%

Telecommunication Services — (2.4%)
AT&T, Inc.	2,098,903	54,697,412	1.4%
Verizon Communications, Inc.	1,008,453	29,134,207	0.8%
Other Securities		20,133,044	0.5%

Total Telecommunication Services		103,964,663	2.7%

Utilities — (3.1%)
Other Securities		132,787,067	3.4%

TOTAL COMMON STOCKS		3,811,993,078	98.9%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730,000	35,730,000	0.9%

17

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$459,320,798	11.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969	0.4%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737	9,880	9,879,572	0.3%

TOTAL SECURITIES LENDING COLLATERAL		484,477,339	12.6%

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,410,694)		$4,332,200,417	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$403,459,428	—	—	$403,459,428
Consumer Staples	416,088,829	—	—	416,088,829
Energy	426,492,713	—	—	426,492,713
Financials	581,072,442	—	—	581,072,442
Health Care	438,578,330	—	—	438,578,330
Industrials	410,268,430	—	—	410,268,430
Information Technology	720,400,298	—	—	720,400,298
Materials	131,754,058	—	—	131,754,058
Real Estate Investment Trusts	47,126,820	—	—	47,126,820
Telecommunication Services	103,964,663	—	—	103,964,663
Utilities	132,787,067	—	—	132,787,067
Temporary Cash Investments	—	$35,730,000	—	35,730,000
Securities Lending Collateral	—	484,477,339	—	484,477,339
Other Financial Instruments**	395,881	—	—	395,881

TOTAL	$3,812,388,959	$520,207,339	—	$4,332,596,298

**	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

18

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

ASSETS:
Investments at Value (including $459,857 of securities on loan)	$3,811,993
Temporary Cash Investments at Value & Cost	35,730
Collateral Received from Securities on Loan at Value & Cost	484,477
Cash	3,116
Receivables:
Dividends and Interest	3,939
Fund Shares Sold	3,708
Securities Lending Income	27
Prepaid Expenses and Other Assets	14

Total Assets	4,343,004

LIABILITIES:
Payables:
Upon Return of Securities Loaned	484,477
Fund Shares Redeemed	3,024
Due to Advisor	83
Futures Margin Variation	700
Accrued Expenses and Other Liabilities	298

Total Liabilities	488,582

NET ASSETS	$3,854,422

Investments at Cost	$2,953,204

See accompanying Notes to Financial Statements.

19

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends	$36,705
Interest	23
Income from Securities Lending	272

Total Investment Income	37,000

Expenses
Investment Advisory Services Fees	474
Accounting & Transfer Agent Fees	194
S&P 500® Fees	47
Custodian Fees	21
Shareholders’ Reports	15
Directors’/Trustees’ Fees & Expenses	22
Audit Fees	29
Legal Fees	23
Other	25

Total Expenses	850

Net Investment Income (Loss)	36,150

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	322
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)
Futures	990
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592
Futures	255

Net Realized and Unrealized Gain (Loss)	509,814

Net Increase (Decrease) in Net Assets Resulting from Operations	$545,964

See accompanying Notes to Financial Statements.

20

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,150	$78,403
Capital Gain Distributions Received from Investment Securities	322	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(123,345)	(215,329)
Futures	990	20,268
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	631,592	427,495
Futures	255	(2,236)

Net Increase (Decrease) in Net Assets Resulting from Operations	545,964	308,601

Transactions in Interest:
Contributions	262,511	363,357
Withdrawals	(459,504)	(440,159)

Net Increase (Decrease) from Transactions in Interest	(196,993)	(76,802)

Total Increase (Decrease) in Net Assets	348,971	231,799
Net Assets
Beginning of Period	3,505,451	3,273,652

End of Period	$3,854,422	$3,505,451

See accompanying Notes to Financial Statements.

21

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	15.67	%(C)	10.17%	(33.10	)%(C)	7.77%	14.25%	8.51%	12.77%

Net Assets, End of Period (thousands)	$3,854,422		$3,505,451	$3,273,652		$4,506,349	$4,952,980	$4,238,712	$3,493,919
Ratio of Expenses to Average Net Assets	0.05	%(B)	0.06%	0.04	%(B)	0.04%	0.04%	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	1.92	%(B)	2.57%	2.16	%(B)	1.96%	1.95%	1.87%	1.99%
Portfolio Turnover Rate	4	%(C)	10%	6	%(C)	13%*	4%	6%	2%

See Page 1 for the Definitions of Abbreviations and Footnotes.

*	Excluding security sales due to the In-Kind Redemptions, the portfolio turnover rate would have been 5%.

See accompanying Notes to Financial Statements.

22

THE DFA INVESTMENT TRUST COMPANY

THE U.S. LARGE COMPANY SERIES

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940.The Trust consists of thirteen investment portfolios, of which The U.S. Large Company Series (the “Series”) is presented in this report.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

2. Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $95 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.025% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

24

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$149,227
Sales	322,440

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains or losses have been deemed to have been “passed down” to its partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,802,682	$1,150,350	$(620,832)	$529,518

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Series’ tax position and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Series is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

F. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures

25

contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

	Description	Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)	Approximate Cash Collateral
The U.S. Large Company Series	S&P 500® Index	06/18/2010	134	$39,644	$396	$3,015

*During the six months ended April 30, 2010, the Series had limited activity in these transactions.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Series’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the Series’ location and value of derivative instrument holdings on the Series’ Statements of Assets and Liabilities categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

Asset Derivatives Value
	Location on the Statements of Assets and Liabilities	Equity Contracts
The U.S. Large Company Series	Payables: Futures Margin Variation	$396*

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location of realized and change in unrealized gains and losses on the Series’ Statement of Operations for the Series’ derivative instrument holdings through the six months ended April 30, 2010:

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Equity contracts	Net Realized Gain (Loss) on: Futures Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

26

Realized Gain (Loss) on Derivatives Recognized in Income

Equity Contracts
The U.S. Large Company Series	$990

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Equity Contracts
The U.S. Large Company Series	$255

G. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except for percentages and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
2.01%	$11,213	8	$5	$26,783

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Series under this line of credit during the six months ended April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being

27

maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all the subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

28

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

29

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreement (“Advisory Agreement”) for the Series (the “Fund”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreement. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreement. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of the Advisory Agreement for the Fund, including: (i) the nature, extent and quality of services provided by the Advisor to the Fund; (ii) the performance of the Fund and the Advisor; (iii) the fees and expenses borne by the Fund; (iv) the profitability realized by the Advisor from the relationship with the Fund; and (v) whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to the Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to the Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to the Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of the Fund, the Board analyzed the Lipper Reports, which compared the performance of the Fund with other funds in its respective peer group and peer universe, and noted that the performance of the Fund compared favorably with its peer group. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of the Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board determined, among other things, that the performance of the Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by the Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of the Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the Fund’s non-management fees charged by the Fund’s administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of the Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to the Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Fund and

30

other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to the Fund as it grows larger, and the extent to which this is reflected in the level of advisory fee charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fee charged were inapplicable to the Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for the Fund was in the best interests of the Fund and its shareholders.

31

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043010-006S

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

i

Continued

Continued

Continued

Continued

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

v

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor’s Depository Receipts

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities”
are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
^	Denominated in local currency or the Euro, unless otherwise noted.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(y)	The rate shown is the effective yield.
(v)	The variable rate shown is effective as of April 30, 2010.
(g)	Face Amount denominated in British Pounds.
(e)	Face Amount denominated in Euro.
(u)	Face Amount denominated in United States Dollars.
❖	Security segregated as collateral for the Open Futures Contracts.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission
(a)	Commencement of Operations.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Enhanced U.S. Large Company Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,160.60	0.27%	$1.45
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.46	0.27%	$1.35

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Cap Value Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,228.90	0.28%	$1.55
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.41	0.28%	$1.40

U.S. Targeted Value Portfolio
Actual Fund Return
Class R1 Shares	$1,000.00	$1,337.00	0.49%	$2.84
Class R2 Shares	$1,000.00	$1,334.00	0.64%	$3.70
Institutional Class Shares	$1,000.00	$1,336.40	0.38%	$2.20
Hypothetical 5% Annual Return
Class R1 Shares	$1,000.00	$1,022.36	0.49%	$2.46
Class R2 Shares	$1,000.00	$1,021.62	0.64%	$3.21
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

U.S. Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.20	0.53%	$3.08
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

U.S. Core Equity 1 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,208.20	0.20%	$1.10
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.80	0.20%	$1.00

U.S. Core Equity 2 Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,225.60	0.23%	$1.27
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.65	0.23%	$1.15

U.S. Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,265.90	0.34%	$1.91
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.11	0.34%	$1.71

U.S. Small Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,304.90	0.38%	$2.17
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.91	0.38%	$1.91

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Micro Cap Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,299.50	0.53%	$3.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.17	0.53%	$2.66

DFA Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,346.60	0.33%	$1.92
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66

Large Cap International Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,044.30	0.30%	$1.52
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,023.31	0.30%	$1.51

International Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,065.00	0.40%	$2.05
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

International Small Company Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,094.60	0.55%	$2.86
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.07	0.55%	$2.76

Japanese Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,066.80	0.58%	$2.97
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.92	0.58%	$2.91

Asia Pacific Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,132.90	0.63%	$3.33
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.67	0.63%	$3.16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
United Kingdom Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,091.50	0.60%	$3.11
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.82	0.60%	$3.01

Continental Small Company Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,050.40	0.59%	$3.00
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

DFA International Real Estate Securities Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,036.10	0.40%	$2.02
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA Global Real Estate Securities Portfolio***
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,193.20	0.40%	$2.18
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.81	0.40%	$2.01

DFA International Small Cap Value Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,081.20	0.69%	$3.56
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.37	0.69%	$3.46

International Vector Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,076.20	0.54%	$2.78
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,022.12	0.54%	$2.71

Emerging Markets Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,143.70	0.59%	$3.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

Emerging Markets Small Cap Portfolio**
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,196.90	0.76%	$4.14
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.03	0.76%	$3.81

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Emerging Markets Core Equity Portfolio
Actual Fund Return
Institutional Class Shares	$1,000.00	$1,162.80	0.64%	$3.43
Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,021.62	0.64%	$3.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

***

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Master Funds’ holdings which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
U.S. Large Cap Value Portfolio	100.0%
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%

FUND OF FUNDS

International Small Company Portfolio	100.0%
DFA Global Real Estate Securities Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

FIXED INCOME PORTFOLIO

Enhanced U.S. Large Company Portfolio
Corporate	18.6%
Government	24.5%
Foreign Corporate	18.6%
Foreign Government	31.1%
Supranational	7.2%

100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

U.S. Targeted Value Portfolio
Consumer Discretionary	18.1%
Consumer Staples	3.4%
Energy	9.0%
Financials	26.3%
Health Care	7.2%
Industrials	14.6%
Information Technology	13.6%
Materials	6.9%
Telecommunication Services	0.6%
Utilities	0.3%

100.0%

U.S. Core Equity 2 Portfolio
Consumer Discretionary	15.8%
Consumer Staples	6.4%
Energy	9.8%
Financials	19.8%
Health Care	9.8%
Industrials	13.9%
Information Technology	13.9%
Materials	5.4%
Other	—
Telecommunication Services	2.8%
Utilities	2.4%

100.0%

U.S. Micro Cap Portfolio
Consumer Discretionary	18.8%
Consumer Staples	4.5%
Energy	4.0%
Financials	14.0%
Health Care	14.5%
Industrials	16.7%
Information Technology	20.4%
Materials	4.4%
Other	—
Telecommunication Services	1.1%
Utilities	1.6%

100.0%

U.S. Small Cap Value Portfolio
Consumer Discretionary	19.9%
Consumer Staples	2.6%
Energy	8.8%
Financials	23.1%
Health Care	5.5%
Industrials	18.7%
Information Technology	14.1%
Materials	7.1%
Other	—
Telecommunication Services	0.2%
Utilities	—

100.0%

U.S. Vector Equity Portfolio
Consumer Discretionary	17.4%
Consumer Staples	4.8%
Energy	9.5%
Financials	24.2%
Health Care	8.5%
Industrials	13.5%
Information Technology	13.2%
Materials	5.6%
Other	—
Telecommunication Services	2.0%
Utilities	1.3%

100.0%

DFA Real Estate Securities Portfolio
Real Estate Investment Trusts	100.0%

100.0%

U.S. Core Equity 1 Portfolio
Consumer Discretionary	14.2%
Consumer Staples	7.9%
Energy	9.5%
Financials	16.8%
Health Care	11.0%
Industrials	12.9%
Information Technology	16.8%
Materials	5.0%
Other	—
Telecommunication Services	2.4%
Utilities	3.5%

100.0%

U.S. Small Cap Portfolio
Consumer Discretionary	18.9%
Consumer Staples	3.3%
Energy	5.5%
Financials	13.6%
Health Care	13.3%
Industrials	17.4%
Information Technology	19.5%
Materials	5.3%
Other	0.1%
Telecommunication Services	0.9%
Utilities	2.2%

100.0%

Large Cap International Portfolio
Consumer Discretionary	9.5%
Consumer Staples	9.4%
Energy	10.1%
Financials	24.6%
Health Care	7.5%
Industrials	11.7%
Information Technology	5.5%
Materials	11.4%
Other	—
Telecommunication Services	5.1%
Utilities	5.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

International Core Equity Portfolio
Consumer Discretionary	14.0%
Consumer Staples	6.6%
Energy	8.2%
Financials	24.4%
Health Care	4.1%
Industrials	17.4%
Information Technology	5.9%
Materials	13.8%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	2.9%
Utilities	2.7%

100.0%

DFA International Real Estate Securities Portfolio
Financials	—
Other	0.1%
Real Estate Investment Trusts	99.9%

100.0%

DFA International Small Cap Value Portfolio
Consumer Discretionary	19.6%
Consumer Staples	6.2%
Energy	5.4%
Financials	18.3%
Health Care	2.1%
Industrials	23.6%
Information Technology	5.2%
Materials	18.9%
Other	—
Real Estate Investment Trusts	0.1%
Telecommunication Services	0.4%
Utilities	0.2%

100.0%

International Vector Equity Portfolio
Consumer Discretionary	15.6%
Consumer Staples	5.5%
Energy	7.1%
Financials	23.6%
Health Care	3.5%
Industrials	19.0%
Information Technology	6.4%
Materials	16.0%
Other	—
Real Estate Investment Trusts	—
Telecommunication Services	1.8%
Utilities	1.5%

100.0%

Emerging Markets Core Equity Portfolio
Consumer Discretionary	9.5%
Consumer Staples	6.9%
Energy	11.0%
Financials	22.6%
Health Care	2.6%
Industrials	11.5%
Information Technology	10.6%
Materials	16.6%
Other	0.1%
Real Estate Investment Trusts	—
Telecommunication Services	5.1%
Utilities	3.5%

100.0%

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face Amount^	Value†
	(000)
BONDS — (64.9%)
AUSTRALIA — (1.8%)
Australia & New Zealand Banking Group, Ltd.
(u) 5.500%, 05/24/11	1,000	$1,041,470
Commonwealth Bank of Australia
(u) 4.750%, 01/27/11	434	445,607
Macquarie Bank, Ltd.
(u) 2.600%, 01/20/12	1,449	1,486,244

TOTAL AUSTRALIA		2,973,321

AUSTRIA — (1.3%)
Oesterreichische Volksbanken AG
3.000%, 02/09/12	1,600	2,187,290

CANADA — (15.2%)
Bank of Nova Scotia Floating Rate Note
(r)(u)0.502%, 03/05/12	4,000	3,998,164
British Columbia, Province of Canada
5.750%, 01/09/12	4,500	4,708,432
Canada Housing Trust
4.600%, 09/15/11	3,700	3,784,323
Canadian Government Bond
1.250%, 12/01/11	2,500	2,442,336
Ontario, Province of Canada
4.400%, 12/02/11	4,400	4,498,457
Royal Bank of Canada
(u) 5.650%, 07/20/11	1,500	1,583,972
(e) 5.750%, 07/25/11	2,000	2,800,338
Royal Bank of Canada Floating Rate Note
(r)(u) 0.364%, 01/27/12	100	100,000
Toronto-Dominion Bank (The)
(g) 6.875%, 06/24/11	650	1,051,508

TOTAL CANADA		24,967,530

DENMARK — (1.9%)
Denmark Government International Bond
(u) 1.875%, 03/16/12	3,000	3,038,700

FINLAND — (0.3%)
Nordea Bank Finland P.L.C. Floating Rate Note
(r)(u) 0.564%, 02/01/12	500	499,827

	Face Amount^	Value†
	(000)
FRANCE — (2.6%)
Agence Francaise de Developpement
(u) 4.125%, 06/24/11	1,500	$1,551,297
Societe Financement del’Economie Francaise
3.500%, 11/24/11	2,000	2,762,887

TOTAL FRANCE		4,314,184

GERMANY — (6.3%)
IKB Deutsche Industriebank AG
2.875%, 01/27/12	1,500	2,055,837
Kreditanstalt fuer Wiederaufbau
(g) 4.375%, 03/07/11	600	944,366
(u) 2.250%, 04/16/12	2,500	2,553,915
Landwirtschaftliche Rentenbank
(g) 5.250%, 01/18/12	2,915	4,749,679

TOTAL GERMANY		10,303,797

JAPAN — (1.9%)
Development Bank of Japan
(e) 5.625%, 08/02/11	1,500	2,099,591
Japan Finance Corp.
(u) 2.000%, 06/24/11	1,000	1,008,031

TOTAL JAPAN		3,107,622

NETHERLANDS — (5.8%)
Bank Nederlandse Gemeenten
(u) 2.250%, 01/17/12	3,000	3,058,089
(g) 5.750%, 03/07/12	521	854,114
Nederlandse Waterschapsbank
(u) 2.875%, 06/16/11	4,000	4,084,568
Rabobank Nederland
(g) 5.000%, 04/11/11	1,000	1,580,596

TOTAL NETHERLANDS		9,577,367

NORWAY — (2.5%)
Kommunalbanken
(u) 3.250%, 06/15/11	4,000	4,108,600

SPAIN — (0.6%)
Instituto de Credito Oficial
(u) 1.875%, 04/15/11	1,000	1,005,200

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.8%)
European Investment Bank
(u) 3.250%, 10/14/11	1,000	$1,033,918
(u) 4.625%, 03/21/12	3,100	3,312,883
European Union
(e) 3.250%, 12/09/11	1,000	1,379,634
Inter-American Development Bank
(u) 5.000%, 04/05/11	1,500	1,560,459
Nordic Investment Bank
(u) 4.875%, 03/15/11	3,840	3,987,690

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS		11,274,584

SWEDEN — (0.6%)
Kommuninvest I Sverige
(u) 5.375%, 06/15/11	1,000	1,045,947

UNITED KINGDOM — (5.9%)
Bank of Scotland P.L.C.
4.625%, 11/04/11	2,000	3,199,257
BP Capital Markets P.L.C. Floating Rate Note
(r)(u)1.258%, 03/17/11	2,000	2,017,350
Clydesdale Bank P.L.C.
3.375%, 12/09/11	800	1,263,615
Royal Bank of Scotland P.L.C. (The)
4.125%, 11/14/11	2,000	3,194,865

TOTAL UNITED KINGDOM		9,675,087

UNITED STATES — (11.4%)
Barclays Bank P.L.C. Floating Rate Note
(r) 0.530%, 01/14/11	$1,000	999,988
Berkshire Hathaway, Inc. Floating Rate Note
(r) 0.430%, 02/10/12	4,000	4,011,888
CME Group, Inc. Floating Rate Note
(r) 0.899%, 08/06/10	4,000	4,006,580
General Electric Capital Corp. Floating Rate Note
(r) 0.699%, 02/01/11	2,000	2,002,946
(r) 0.332%, 06/06/11	1,000	998,135

	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
JPMorgan Chase & Co.
(g) 3.750%, 12/12/11	$1,000	$1,589,210
JPMorgan Chase & Co. Floating Rate Note
(r) 1.007%, 06/13/11	1,800	1,812,411
Procter & Gamble International Funding Floating Rate Note
(r) 0.259%, 05/07/10	400	399,999
Toyota Motor Credit Corp. Floating Rate Note
(r) 0.307%, 06/16/10	1,000	999,930
(r) 0.392%, 10/04/11	2,000	1,999,790

TOTAL UNITED STATES		18,820,877

TOTAL BONDS		106,899,933

AGENCY OBLIGATIONS — (17.7%)
Federal Farm Credit Bank
1.125%, 10/03/11	2,000	2,007,154
Federal Home Loan Bank
1.375%, 05/16/11	1,500	1,511,951
3.750%, 09/09/11	2,000	2,079,942
3.625%, 09/16/11	4,200	4,367,849
Federal Home Loan Bank Discount Note
(y)❖ 0.173%, 06/17/10	11,000	10,997,915
Federal Home Loan Mortgage Corporation
6.000%, 06/15/11	1,000	1,060,202
Federal Home Loan Mortgage Corporation Discount Note
(y) 0.150%, 06/15/10	4,000	3,999,250
Federal National Mortgage Association
3.375%, 05/19/11	3,000	3,088,242

TOTAL AGENCY OBLIGATIONS		29,112,505

U.S. TREASURY OBLIGATIONS — (1.2%)
U.S. Treasury Note
1.750%, 11/15/11	2,000	2,031,640

COMMERCIAL PAPER — (10.6%)
Hewlett-Packard Co.
0.190%, 05/10/10	4,000	3,999,810
Nestle Capital Corp.
0.169%, 05/25/10	2,000	1,999,837
Oesterreich Kontrollbank
0.230%, 07/08/10	2,000	1,998,946
0.270%, 07/22/10	1,000	999,313

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Face Amount	Value†
	(000)
Sheffield Receivables Corp.
0.230%, 06/11/10	$4,500	$ 4,498,573
Societe de Prise de Participationde l’Etat
0.195%, 05/20/10	4,000	3,999,569

TOTAL COMMERCIAL PAPER		17,496,048

	Shares
EXCHANGE-TRADED FUND — (3.2%)
UNITED STATES — (3.2%)
SPDR Trust Series I	44,100	5,241,726

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (2.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $3,730,000 FHLMC 5.00%, 10/15/24, valued at $4,005,088) to be repurchased at $3,942,062	$3,942	$ 3,942,000

TOTAL INVESTMENTS — (100.0%) (Cost $164,256,128)		$164,723,852

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$106,899,933	—	$106,899,933
Agency Obligations	—	29,112,505	—	29,112,505
U.S. Treasury Obligations	—	2,031,640	—	2,031,640
Commercial Paper	—	17,496,048	—	17,496,048
Exchange-Traded Fund	$5,241,726	—	—	5,241,726
Temporary Cash Investments	—	3,942,000	—	3,942,000
Other Financial Instruments**	7,260,888	257,494	—	7,518,381

TOTAL	$12,502,614	$159,739,620	—	$172,242,233

**

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and forwards which are valued at the unrealized appreciation/depreciation on the investment.

See accompanying Notes to Financial Statements.

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$7,070,954,960

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $5,185,775,235)	$7,070,954,960

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$7,070,954,960	—	—	$7,070,954,960

See accompanying Notes to Financial Statements.

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.4%)
Consumer Discretionary — (15.4%)
#Cinemark Holdings, Inc.	382,492	$6,984,304	0.3%
Dillard’s, Inc.	240,649	6,757,424	0.3%
#*Gaylord Entertainment Co.	204,517	6,902,449	0.3%
#Jarden Corp.	239,973	7,707,933	0.3%
*Liberty Media Corp. Capital Series A	166,331	7,363,473	0.3%
#*Royal Caribbean Cruises, Ltd.	278,627	9,985,992	0.4%
#Whirlpool Corp.	110,030	11,978,966	0.5%
#Wyndham Worldwide Corp.	271,939	7,290,685	0.3%
Other Securities		369,569,431	15.3%

Total Consumer Discretionary		434,540,657	18.0%

Consumer Staples — (2.9%)
*Constellation Brands, Inc. Class A	389,483	7,115,854	0.3%
#*Smithfield Foods, Inc.	419,475	7,860,962	0.3%
Other Securities		67,576,668	2.8%

Total Consumer Staples		82,553,484	3.4%

Energy — (7.7%)
#Cimarex Energy Co.	126,477	8,610,554	0.3%
#Overseas Shipholding Group, Inc.	145,848	7,301,151	0.3%
#Pioneer Natural Resources Co.	149,975	9,617,897	0.4%
Sunoco, Inc.	212,272	6,958,276	0.3%
Other Securities		183,165,931	7.6%

Total Energy		215,653,809	8.9%

Financials — (22.4%)
American Financial Group, Inc.	248,114	7,301,995	0.3%
#*AmeriCredit Corp.	308,822	7,393,199	0.3%
Assurant, Inc.	266,924	9,724,041	0.4%
#Astoria Financial Corp.	478,359	7,720,714	0.3%
*Conseco, Inc.	1,229,638	7,254,864	0.3%
First American Corp.	218,380	7,549,397	0.3%
First Niagara Financial Group, Inc.	492,124	6,840,524	0.3%
*Genworth Financial, Inc.	545,763	9,016,005	0.4%
#Huntington Bancshares, Inc.	1,239,796	8,393,419	0.4%
#*MGIC Investment Corp.	790,073	8,240,461	0.3%
NewAlliance Bancshares, Inc.	537,373	7,001,970	0.3%
#Old Republic International Corp.	511,867	7,683,124	0.3%
Radian Group, Inc.	524,943	7,448,941	0.3%
Reinsurance Group of America, Inc.	153,401	7,920,094	0.3%
RenaissanceRe Holdings, Ltd.	128,674	7,199,310	0.3%
#Susquehanna Bancshares, Inc.	678,399	7,394,549	0.3%
Transatlantic Holdings, Inc.	140,003	6,962,349	0.3%
Umpqua Holdings Corp.	519,273	7,757,939	0.3%
Webster Financial Corp.	409,887	8,492,859	0.4%
#Whitney Holding Corp.	533,457	7,308,361	0.3%
#Zions Bancorporation	262,502	7,541,682	0.3%
Other Securities		468,870,771	19.4%

Total Financials		631,016,568	26.1%

Health Care — (6.2%)
*Community Health Systems, Inc.	178,748	7,303,643	0.3%
*Coventry Health Care, Inc.	317,536	7,538,305	0.3%
#Omnicare, Inc.	250,849	6,971,094	0.3%
Other Securities		151,270,087	6.3%

Total Health Care		173,083,129	7.2%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.5%)
#*Avis Budget Group, Inc.	578,582	$8,748,160	0.4%
#*Owens Corning	231,002	8,034,250	0.3%
#Trinity Industries, Inc.	284,198	7,073,688	0.3%
Other Securities		327,161,219	13.5%

Total Industrials		351,017,317	14.5%

Information Technology — (11.6%)
*Arrow Electronics, Inc.	242,217	7,387,618	0.3%
*IAC/InterActiveCorp	329,849	7,395,215	0.3%
*Ingram Micro, Inc.	396,212	7,195,210	0.3%
*Sandisk Corp.	171,319	6,833,915	0.3%
*Tech Data Corp.	261,278	11,208,826	0.5%
Other Securities		286,008,379	11.8%

Total Information Technology		326,029,163	13.5%

Materials — (5.9%)
Ashland, Inc.	116,330	6,928,615	0.3%
*Century Aluminum Co.	556,132	7,496,659	0.3%
#*Domtar Corp.	107,587	7,621,463	0.3%
#MeadWestavco Corp.	313,877	8,528,038	0.4%
Other Securities		135,244,655	5.6%

Total Materials		165,819,430	6.9%

Telecommunication Services — (0.5%)
Other Securities		14,561,057	0.6%

Utilities — (0.3%)
Other Securities		7,424,206	0.3%

TOTAL COMMON STOCKS		2,401,698,820	99.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		4,100	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,220,000 FHLMC 4.00%, 12/15/38, valued at $9,600,325) to be repurchased at $9,458,150	$9,458	9,458,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.3%)
§ @ DFA Short Term Investment Fund	381,078,808	381,078,808	15.8%
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $12,944,503 FHLMC 3.853%(r), 03/01/40 & FNMA 2.784%(r), 12/01/34, valued at $13,054,887) to be repurchased at $ 12,674,834	$12,675	12,674,647	0.5%

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $13,858,489 FNMA 5.000%, 04/01/23 & 6.000%, 01/01/48, valued at $8,368,695) to be repurchased at $8,123,962	$8,124	$8,123,827	0.3%

TOTAL SECURITIES LENDING COLLATERAL		401,877,282	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $2,410,946,383)		$2,813,038,202	116.4%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$434,532,927	$7,730	—	$434,540,657
Consumer Staples	82,553,484	—	—	82,553,484
Energy	215,653,809	—	—	215,653,809
Financials	631,016,568	—	—	631,016,568
Health Care	173,083,129	—	—	173,083,129
Industrials	351,017,317	—	—	351,017,317
Information Technology	326,026,213	2,950	—	326,029,163
Materials	165,819,430	—	—	165,819,430
Telecommunication Services	14,561,057	—	—	14,561,057
Utilities	7,424,206	—	—	7,424,206
Rights/Warrants	4,100	—	—	4,100
Temporary Cash Investments	—	9,458,000	—	9,458,000
Securities Lending Collateral	—	401,877,282	—	401,877,282

TOTAL	$2,401,692,240	$411,345,962	—	$2,813,038,202

See accompanying Notes to Financial Statements.

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (85.7%)
Consumer Discretionary — (17.0%)
#American Greetings Corp. Class A	1,895,583	$46,555,518	0.6%
*Dana Holding Corp.	2,883,589	38,524,749	0.5%
#Dillard’s, Inc.	1,471,963	41,332,721	0.6%
#Foot Locker, Inc.	2,168,799	33,291,065	0.5%
#*Gaylord Entertainment Co.	1,155,083	38,984,051	0.5%
#Jarden Corp.	1,478,372	47,485,309	0.7%
Jones Apparel Group, Inc.	1,567,627	34,111,564	0.5%
*Liberty Media Corp. Capital Class A	720,039	31,876,127	0.4%
#*Saks, Inc.	3,346,439	32,627,780	0.4%
#Scholastic Corp.	1,578,517	42,635,744	0.6%
*TRW Automotive Holdings Corp.	1,014,513	32,677,464	0.4%
Other Securities		1,046,684,853	14.2%

Total Consumer Discretionary		1,466,786,945	19.9%

Consumer Staples — (2.3%)
#Universal Corp.	653,753	33,851,330	0.4%
Other Securities		160,128,636	2.2%

Total Consumer Staples		193,979,966	2.6%

Energy — (7.6%)
#*Bristow Group, Inc.	964,277	37,327,163	0.5%
#*Exterran Holdings, Inc.	1,367,300	39,856,795	0.5%
#Overseas Shipholding Group, Inc.	815,656	40,831,739	0.6%
*SEACOR Holdings, Inc.	375,100	31,572,167	0.4%
Other Securities		500,908,940	6.8%

Total Energy		650,496,804	8.8%

Financials — (19.8%)
#*AmeriCredit Corp.	1,836,606	43,968,348	0.6%
#*Conseco, Inc.	6,090,254	35,932,499	0.5%
Delphi Financial Group, Inc. Class A	1,234,497	33,948,667	0.5%
#*MGIC Investment Corp.	3,112,381	32,462,134	0.4%
NewAlliance Bancshares, Inc.	3,397,065	44,263,757	0.6%
#*PHH Corp.	1,621,457	36,790,859	0.5%
#Provident Financial Services, Inc.	2,524,606	33,274,307	0.5%
Selective Insurance Group, Inc.	1,931,259	32,271,338	0.4%
#Susquehanna Bancshares, Inc.	3,045,823	33,199,471	0.5%
Umpqua Holdings Corp.	2,455,483	36,684,916	0.5%
Unitrin, Inc.	1,219,051	35,657,242	0.5%
Webster Financial Corp.	1,742,283	36,100,104	0.5%
#Wintrust Financial Corp.	853,766	31,845,472	0.4%
Other Securities		1,235,463,661	16.7%

Total Financials		1,701,862,775	23.1%

Health Care — (4.7%)
#*LifePoint Hospitals, Inc.	1,732,785	66,157,731	0.9%
Other Securities		335,241,621	4.5%

Total Health Care		401,399,352	5.4%

Industrials — (16.0%)
#Alexander & Baldwin, Inc.	1,125,738	40,053,758	0.6%
#Applied Industrial Technologies, Inc.	1,216,512	37,444,239	0.5%
#*Avis Budget Group, Inc.	2,478,147	37,469,583	0.5%
#Briggs & Stratton Corp.	1,417,071	33,641,266	0.5%
*Esterline Technologies Corp.	1,057,070	58,963,365	0.8%
#GATX Corp.	1,410,217	46,029,483	0.6%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
*Oshkosh Corp.	1,302,379	$50,297,877	0.7%
#Trinity Industries, Inc.	1,822,282	45,356,599	0.6%
#*USG Corp.	1,858,713	43,865,627	0.6%
Watts Water Technologies, Inc.	882,816	31,322,312	0.4%
Other Securities		952,705,887	12.9%

Total Industrials		1,377,149,996	18.7%

Information Technology — (12.1%)
*Benchmark Electronics, Inc.	2,841,081	61,480,993	0.8%
#*Coherent, Inc.	952,417	35,782,307	0.5%
*MKS Instruments, Inc.	1,906,092	43,230,167	0.6%
#*Skyworks Solutions, Inc.	1,992,919	33,560,756	0.4%
*Tech Data Corp.	883,836	37,916,564	0.5%
*Vishay Intertechnology, Inc.	3,264,631	33,984,809	0.5%
Other Securities		796,081,163	10.8%

Total Information Technology		1,042,036,759	14.1%

Materials — (6.1%)
*Louisiana-Pacific Corp.	3,127,269	36,776,683	0.5%
#*OM Group, Inc.	861,587	32,524,909	0.4%
*PolyOne Corp.	3,134,189	35,447,678	0.5%
Westlake Chemical Corp.	1,707,624	47,950,082	0.7%
Other Securities		369,006,552	5.0%

Total Materials		521,705,904	7.1%

Other — (0.0%)
Other Securities		14,709	0.0%

Telecommunication Services — (0.1%)
Other Securities		12,098,697	0.2%

Utilities — (0.0%)
Other Securities		2,682,338	0.0%

TOTAL COMMON STOCKS		7,370,214,245	99.9%

RIGHTS/WARRANTS — (0.0%)
Other Securities		97,059	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $8,520,000 FHLMC 4.00%, 12/15/38, valued at $8,871,450) to be repurchased at $8,737,138	$8,737	8,737,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.2%)
§@DFA Short Term Investment Fund	1,161,476,248	1,161,476,248	15.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $70,599,223 FNMA 2.907%(r), 05/01/36 & 5.194%(r) 10/01/38, valued at $39,789,516) to be repurchased at $38,631,169	$38,631	38,630,598	0.5%

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $28,125,000 FNMA 5.000%, 12/01/39 & 5.500%, 07/01/35, valued at $25,622,079) to be repurchased at $24,874,931	$24,875	$24,874,516	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,224,981,362	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $7,681,658,373)		$8,604,029,666	116.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,466,436,881	$350,064	—	$1,466,786,945
Consumer Staples	193,979,966	—	—	193,979,966
Energy	650,496,804	—	—	650,496,804
Financials	1,701,722,174	140,601	—	1,701,862,775
Health Care	400,738,705	660,647	—	401,399,352
Industrials	1,377,149,996	—	—	1,377,149,996
Information Technology	1,041,832,120	204,639	—	1,042,036,759
Materials	521,705,904	—	—	521,705,904
Other	—	14,709	—	14,709
Telecommunication Services	12,098,697	—	—	12,098,697
Utilities	2,682,338	—	—	2,682,338
Rights/Warrants	34,208	62,851	—	97,059
Temporary Cash Investments	—	8,737,000	—	8,737,000
Securities Lending Collateral	—	1,224,981,362	—	1,224,981,362

TOTAL	$7,368,877,793	$1,235,151,873	—	$8,604,029,666

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
Consumer Discretionary — (12.0%)
#*Amazon.com, Inc.	54,480	$7,467,029	0.3%
Comcast Corp. Class A	354,209	6,992,086	0.3%
*DIRECTV Class A	212,022	7,681,557	0.3%
Home Depot, Inc.	205,825	7,255,331	0.3%
McDonald’s Corp.	129,657	9,152,488	0.3%
Time Warner, Inc.	196,723	6,507,597	0.2%
Walt Disney Co. (The)	331,641	12,217,654	0.5%
Other Securities		310,429,958	11.8%

Total Consumer Discretionary		367,703,700	14.0%

Consumer Staples — (6.7%)
Coca-Cola Co. (The)	276,700	14,789,615	0.5%
CVS Caremark Corp.	263,150	9,718,130	0.4%
Kraft Foods, Inc.	255,784	7,571,206	0.3%
PepsiCo, Inc.	204,747	13,353,599	0.5%
Philip Morris International, Inc.	227,096	11,145,872	0.4%
Procter & Gamble Co.	344,026	21,384,656	0.8%
Wal-Mart Stores, Inc.	432,810	23,220,256	0.9%
Other Securities		104,762,140	4.0%

Total Consumer Staples		205,945,474	7.8%

Energy — (8.0%)
Chevron Corp.	343,420	27,968,125	1.1%
ConocoPhillips	254,226	15,047,637	0.6%
Exxon Mobil Corp.	469,066	31,826,128	1.2%
Occidental Petroleum Corp.	76,653	6,796,055	0.2%
Schlumberger, Ltd.	144,689	10,333,688	0.4%
Other Securities		153,066,956	5.8%

Total Energy		245,038,589	9.3%

Financials — (14.2%)
American Express Co.	145,973	6,732,275	0.3%
Bank of America Corp.	1,715,765	30,592,090	1.2%
Bank of New York Mellon Corp. (The)	206,666	6,433,513	0.2%
*Citigroup, Inc.	1,506,027	6,581,338	0.2%
Goldman Sachs Group, Inc. (The)	86,215	12,518,418	0.5%
JPMorgan Chase & Co.	673,089	28,660,130	1.1%
MetLife, Inc.	138,105	6,294,826	0.2%
Morgan Stanley	236,957	7,160,841	0.3%
U.S. Bancorp	238,444	6,383,146	0.2%
Wells Fargo & Co.	766,713	25,385,867	1.0%
Other Securities		298,656,707	11.3%

Total Financials		435,399,151	16.5%

Health Care — (9.3%)
Abbott Laboratories	188,919	9,665,096	0.4%
*Amgen, Inc.	127,585	7,318,276	0.3%
Johnson & Johnson	326,256	20,978,261	0.8%
*Merck & Co., Inc.	393,019	13,771,386	0.5%
*Pfizer, Inc.	1,235,434	20,656,456	0.8%
Other Securities		213,251,422	8.1%

Total Health Care		285,640,897	10.9%

Industrials — (10.9%)
3M Co.	83,434	7,398,093	0.3%
#Boeing Co. (The)	92,878	6,727,154	0.3%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
General Electric Co.	1,769,875	$33,379,842	1.3%
Union Pacific Corp.	84,254	6,374,658	0.2%
United Technologies Corp.	108,520	8,133,574	0.3%
Other Securities		272,078,932	10.3%

Total Industrials		334,092,253	12.7%

Information Technology — (14.1%)
*Apple, Inc.	110,602	28,880,394	1.1%
*Cisco Sytems, Inc.	713,334	19,202,951	0.7%
*Google, Inc.	29,847	15,682,808	0.6%
Hewlett-Packard Co.	285,439	14,834,265	0.6%
Intel Corp.	671,946	15,340,527	0.6%
International Business Machines Corp.	142,211	18,345,219	0.7%
Microsoft Corp.	1,056,293	32,259,188	1.2%
Oracle Corp.	589,802	15,240,484	0.6%
QUALCOMM, Inc.	204,477	7,921,439	0.3%
Other Securities		267,554,577	10.1%

Total Information Technology		435,261,852	16.5%

Materials — (4.2%)
Other Securities		129,408,323	4.9%

Other — (0.0%)
Other Securities		—	0.0%

Telecommunication Services — (2.0%)
AT&T, Inc.	1,000,627	26,076,340	1.0%
Verizon Communications, Inc.	484,983	14,011,159	0.5%
Other Securities		22,793,106	0.9%

Total Telecommunication Services		62,880,605	2.4%

Utilities — (2.9%)
Other Securities		90,238,761	3.4%

TOTAL COMMON STOCKS		2,591,609,605	98.4%

RIGHTS/WARRANTS — (0.0%)
Other Securities		3,596	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $12,030,000 FNMA 6.00%, 10/01/38, valued at $8,201,241) to be repurchased at $8,077,128	$8,077	8,077,000	0.3%

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (15.4%)
§@DFA Short Term Investment Fund	449,186,253	449,186,253	17.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.20%, 05/03/10 (Collateralized by $15,103,376 FHLMC 5.934%(r), 01/01/38 & FNMA 2.784%(r), 12/01/34, valued at $15,388,092)to be repurchased at $14,940,144	$14,940	14,939,895	0.6%

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $21,075,000 FNMA 5.000%, 04/01/23 & 7.000%, 11/01/37, valued at $9,948,676) to be repurchased at $9,658,358	$9,658	$9,658,197	0.4%

TOTAL SECURITIES LENDING COLLATERAL		473,784,345	18.0%

TOTAL INVESTMENTS — (100.0%)
(Cost $2,891,597,693)		$3,073,474,546	116.7%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$367,699,700	$4,000	—	$367,703,700
Consumer Staples	205,945,474	—	—	205,945,474
Energy	245,038,589	—	—	245,038,589
Financials	435,395,928	3,223	—	435,399,151
Health Care	285,617,033	23,864	—	285,640,897
Industrials	334,092,253	—	—	334,092,253
Information Technology	435,261,073	779	—	435,261,852
Materials	129,408,323	—	—	129,408,323
Other	—	—	—	—
Telecommunication Services	62,880,605	—	—	62,880,605
Utilities	90,238,761	—	—	90,238,761
Rights/Warrants	1,379	2,217	—	3,596
Temporary Cash Investments	—	8,077,000	—	8,077,000
Securities Lending Collateral	—	473,784,345	—	473,784,345

TOTAL	$2,591,579,118	$481,895,428	—	$3,073,474,546

See accompanying Notes to Financial Statements.

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.5%)
Consumer Discretionary — (13.7%)
Carnival Corp.	264,200	$11,017,140	0.2%
Comcast Corp. Class A	904,003	17,845,019	0.4%
*DIRECTV Class A	358,389	12,984,433	0.3%
Lowe’s Cos., Inc.	589,812	15,995,701	0.3%
News Corp. Class A	776,144	11,968,140	0.3%
#*Sears Holdings Corp.	103,265	12,489,902	0.3%
Time Warner, Inc.	505,637	16,726,472	0.3%
Walt Disney Co. (The)	780,070	28,737,779	0.6%
Other Securities		629,530,153	13.1%

Total Consumer Discretionary		757,294,739	15.8%

Consumer Staples — (5.5%)
CVS Caremark Corp.	598,385	22,098,358	0.5%
Kraft Foods, Inc.	623,555	18,457,228	0.4%
PepsiCo, Inc.	187,890	12,254,186	0.2%
Procter & Gamble Co.	526,472	32,725,500	0.7%
Wal-Mart Stores, Inc.	406,631	21,815,753	0.4%
Other Securities		199,359,126	4.2%

Total Consumer Staples		306,710,151	6.4%

Energy — (8.5%)
Anadarko Petroleum Corp.	217,215	13,502,084	0.3%
Apache Corp.	143,863	14,639,499	0.3%
Chevron Corp.	675,361	55,001,400	1.2%
ConocoPhillips	621,821	36,805,585	0.8%
Devon Energy Corp.	160,926	10,835,148	0.2%
EOG Resources, Inc.	99,631	11,170,628	0.2%
Exxon Mobil Corp.	448,624	30,439,138	0.6%
Occidental Petroleum Corp.	168,102	14,903,923	0.3%
XTO Energy, Inc.	240,650	11,435,688	0.2%
Other Securities		270,511,048	5.7%

Total Energy		469,244,141	9.8%

Financials — (17.2%)
Bank of America Corp.	3,505,508	62,503,208	1.3%
#Bank of New York Mellon Corp. (The)	485,231	15,105,241	0.3%
Goldman Sachs Group, Inc. (The)	200,183	29,066,572	0.6%
JPMorgan Chase & Co.	1,758,487	74,876,376	1.6%
MetLife, Inc.	335,580	15,295,736	0.3%
Morgan Stanley	560,059	16,924,983	0.3%
PNC Financial Services Group, Inc.	186,032	12,503,211	0.3%
Prudential Financial, Inc.	187,742	11,932,882	0.2%
Travelers Cos., Inc. (The)	240,418	12,198,809	0.3%
Wells Fargo & Co.	1,960,826	64,922,949	1.4%
Other Securities		633,706,059	13.2%

Total Financials		949,036,026	19.8%

Health Care — (8.5%)
Johnson & Johnson	311,240	20,012,732	0.4%
*Pfizer, Inc.	2,232,446	37,326,497	0.8%
*UnitedHealth Group, Inc.	491,713	14,903,821	0.3%
*WellPoint, Inc.	211,328	11,369,446	0.2%
Other Securities		383,830,565	8.0%

Total Health Care		467,443,061	9.7%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (12.0%)
FedEx Corp.	133,279	$11,996,443	0.3%
General Electric Co.	4,131,492	77,919,939	1.6%
Union Pacific Corp.	214,975	16,265,008	0.3%
Other Securities		557,123,524	11.6%

Total Industrials		663,304,914	13.8%

Information Technology — (12.0%)
*Apple, Inc.	72,936	19,045,048	0.4%
*Cisco Sytems, Inc.	628,869	16,929,153	0.4%
*Google, Inc.	21,286	11,184,516	0.2%
Hewlett-Packard Co.	421,467	21,903,640	0.5%
Intel Corp.	623,464	14,233,683	0.3%
International Business Machines Corp.	91,559	11,811,111	0.2%
Microsoft Corp.	730,054	22,295,849	0.5%
Oracle Corp.	435,610	11,256,162	0.2%
Other Securities		534,096,836	11.1%

Total Information Technology		662,755,998	13.8%

Materials — (4.6%)
Dow Chemical Co. (The)	485,224	14,959,456	0.3%
Other Securities		241,700,768	5.1%

Total Materials		256,660,224	5.4%

Other — (0.0%)
Other Securities		63	0.0%

Telecommunication Services — (2.5%)
AT&T, Inc.	2,275,649	59,303,413	1.2%
Verizon Communications, Inc.	1,203,470	34,768,248	0.7%
Other Securities		41,856,375	0.9%

Total Telecommunication Services		135,928,036	2.8%

Utilities — (2.0%)
Other Securities		113,238,417	2.4%

TOTAL COMMON STOCKS		4,781,615,770	99.7%

RIGHTS/WARRANTS — (0.0%)
Other Securities		7,948	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19% 05/03/10 (Collateralized by $9,630,000 FHLMC 5.00%, 10/15/24, valued at $10,340,213) to be repurchased at $10,187,161	$10,187	10,187,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.3%)
§@DFA Short Term Investment Fund	696,221,220	696,221,220	14.5%

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, Deutsche Bank Securities, Inc. 0.17%, 05/03/10 (Collateralized by $32,098,097 FNMA 6.122%(r), 08/01/37 & 3.607%(r), 02/01/40, valued at $23,850,945) to be repurchased at $23,156,585	$23,156	$23,156,257	0.5%
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $32,115,000 FNMA, rates ranging from 4.000% to 6.000%, maturities ranging from 04/01/33 to 01/01/39, valued at $15,515,279) to be repurchased at $15,062,604	15,062	15,062,353	0.3%

TOTAL SECURITIES LENDING COLLATERAL		734,439,830	15.3%

TOTAL INVESTMENTS — (100.0%) (Cost $5,342,736,743)		$5,526,250,548	115.2%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$757,285,571	$9,168	—	$757,294,739
Consumer Staples	306,710,151	—	—	306,710,151
Energy	469,244,141	—	—	469,244,141
Financials	949,020,994	15,032	—	949,036,026
Health Care	467,378,741	64,320	—	467,443,061
Industrials	663,304,914	—	—	663,304,914
Information Technology	662,754,400	1,598	—	662,755,998
Materials	256,660,224	—	—	256,660,224
Other	—	63	—	63
Telecommunication Services	135,928,036	—	—	135,928,036
Utilities	113,238,417	—	—	113,238,417
Rights/Warrants	1,604	6,344	—	7,948
Temporary Cash Investments	—	10,187,000	—	10,187,000
Securities Lending Collateral	—	734,439,830	—	734,439,830

TOTAL	$4,781,527,193	$744,723,355	—	$5,526,250,548

See accompanying Notes to Financial Statements.

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (83.1%)
Consumer Discretionary — (14.4%)
Carnival Corp.	88,808	$3,703,294	0.2%
Comcast Corp. Class A	298,194	5,886,350	0.4%
*Liberty Media Corp. Capital Series A	92,738	4,105,511	0.3%
*Liberty Media Corp. Interactive Class A	261,629	4,021,238	0.3%
#*Royal Caribbean Cruises, Ltd.	96,362	3,453,614	0.2%
#*Sears Holdings Corp.	39,760	4,808,972	0.3%
Time Warner Cable, Inc.	58,725	3,303,281	0.2%
Time Warner, Inc.	198,927	6,580,505	0.4%
Walt Disney Co. (The)	116,753	4,301,181	0.3%
#Wyndham Worldwide Corp.	139,138	3,730,290	0.2%
Other Securities		225,060,038	14.5%

Total Consumer Discretionary		268,954,274	17.3%

Consumer Staples — (4.0%)
CVS Caremark Corp.	99,513	3,675,015	0.3%
J.M. Smucker Co.	57,294	3,498,945	0.2%
Kraft Foods, Inc.	120,422	3,564,491	0.3%
Procter & Gamble Co.	82,070	5,101,471	0.3%
Other Securities		57,807,428	3.7%

Total Consumer Staples		73,647,350	4.8%

Energy — (7.9%)
Anadarko Petroleum Corp.	62,467	3,882,949	0.3%
Chevron Corp.	81,807	6,662,362	0.4%
ConocoPhillips	197,546	11,692,748	0.8%
Exxon Mobil Corp.	85,572	5,806,060	0.4%
#Pioneer Natural Resources Co.	54,700	3,507,911	0.2%
XTO Energy, Inc.	69,919	3,322,551	0.2%
Other Securities		111,927,756	7.2%

Total Energy		146,802,337	9.5%

Financials — (20.1%)
American Financial Group, Inc.	129,237	3,803,445	0.2%
Ameriprise Financial, Inc.	71,956	3,335,880	0.2%
Bank of America Corp.	677,111	12,072,889	0.8%
#*CNA Financial Corp.	129,608	3,644,577	0.2%
Comerica, Inc.	81,229	3,411,618	0.2%
Discover Financial Services	249,169	3,852,153	0.3%
*Genworth Financial, Inc.	227,807	3,763,372	0.2%
Goldman Sachs Group, Inc. (The)	27,218	3,952,054	0.3%
JPMorgan Chase & Co.	539,281	22,962,585	1.5%
KeyCorp	396,640	3,577,693	0.2%
Lincoln National Corp.	134,039	4,100,253	0.3%
#M&T Bank Corp.	50,301	4,393,792	0.3%
MetLife, Inc.	99,035	4,514,015	0.3%
Morgan Stanley	142,315	4,300,759	0.3%
Prudential Financial, Inc.	55,556	3,531,139	0.2%
Regions Financial Corp.	512,822	4,533,346	0.3%
Travelers Cos., Inc. (The)	73,100	3,709,094	0.2%
Unum Group	203,475	4,979,033	0.3%
Wells Fargo & Co.	215,157	7,123,848	0.5%
Other Securities		268,783,164	17.3%

Total Financials		374,344,709	24.1%

Health Care — (7.1%)
*Pfizer, Inc.	326,770	5,463,594	0.4%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Health Care — (Continued)
*WellPoint, Inc.	62,400	$3,357,120	0.2%
Other Securities		123,055,418	7.9%

Total Health Care		131,876,132	8.5%

Industrials — (11.2%)
General Electric Co.	371,684	7,009,960	0.5%
*Owens Corning	107,808	3,749,562	0.2%
Other Securities		198,186,535	12.8%

Total Industrials		208,946,057	13.5%

Information Technology — (11.0%)
*Sandisk Corp.	90,011	3,590,539	0.2%
Tellabs, Inc.	426,210	3,869,987	0.3%
Other Securities		196,907,462	12.7%

Total Information Technology		204,367,988	13.2%

Materials — (4.7%)
Ashland, Inc.	54,786	3,263,054	0.2%
International Paper Co.	127,026	3,396,675	0.2%
MeadWestavco Corp.	151,161	4,107,044	0.3%
Other Securities		76,628,722	4.9%

Total Materials		87,395,495	5.6%

Other — (0.0%)
Other Securities		6	0.0%

Telecommunication Services — (1.6%)
AT&T, Inc.	497,177	12,956,433	0.8%
Verizon Communications, Inc.	187,987	5,430,944	0.4%
Other Securities		12,221,087	0.8%

Total Telecommunication Services		30,608,464	2.0%

Utilities — (1.1%)
Other Securities		20,527,827	1.3%

TOTAL COMMON STOCKS		1,547,470,639	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		6,085	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.9%)
§@DFA Short Term Investment Fund	299,304,904	299,304,904	19.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $9,879,544 FHLMC 3.853%(r), 03/01/40, valued at $10,263,554) to be repurchased at $9,964,762	$9,965	9,964,615	0.6%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $10,161,731 FNMA 6.000%, 12/01/36 & 01/01/48, valued at $6,663,834) to be repurchased at $6,469,392	6,469	6,469,284	0.4%

TOTAL SECURITIES LENDING COLLATERAL		315,738,803	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $1,781,263,090)		$1,863,215,527	120.1%

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$268,944,274	$10,000	—	$268,954,274
Consumer Staples	73,647,350	—	—	73,647,350
Energy	146,802,337	—	—	146,802,337
Financials	374,330,447	14,262	—	374,344,709
Health Care	131,854,521	21,611	—	131,876,132
Industrials	208,946,057	—	—	208,946,057
Information Technology	204,366,813	1,175	—	204,367,988
Materials	87,395,495	—	—	87,395,495
Other	—	6	—	6
Telecommunication Services	30,608,464	—	—	30,608,464
Utilities	20,527,827	—	—	20,527,827
Rights/Warrants	403	5,682	—	6,085
Securities Lending Collateral	—	315,738,803	—	315,738,803

TOTAL	$1,547,423,988	$315,791,539	—	$1,863,215,527

See accompanying Notes to Financial Statements.

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (81.7%)
Consumer Discretionary — (15.5%)
Cooper Tire & Rubber Co.	234,201	$4,969,745	0.1%
#*Deckers Outdoor Corp.	35,900	5,046,822	0.2%
Dillard’s, Inc.	167,616	4,706,657	0.1%
*Liberty Media Corp. Capital Series A	304,050	13,460,294	0.4%
*Pier 1 Imports, Inc.	682,993	5,655,182	0.2%
#Polaris Industries, Inc.	124,600	7,372,582	0.2%
*Radio One, Inc.	1,068,442	5,384,948	0.2%
#Sotheby’s Class A	157,872	5,272,925	0.2%
*Tempur-Pedic International, Inc.	161,981	5,458,760	0.2%
*WABCO Holdings, Inc.	140,934	4,677,599	0.1%
Other Securities		564,907,148	16.9%

Total Consumer Discretionary		626,912,662	18.8%

Consumer Staples — (2.7%)
Casey’s General Stores, Inc.	137,677	5,318,463	0.2%
Lancaster Colony Corp.	86,132	4,734,676	0.1%
Nu Skin Enterprises, Inc. Class A	180,500	5,425,830	0.2%
Other Securities		93,665,109	2.8%

Total Consumer Staples		109,144,078	3.3%

Energy — (4.5%)
*Brigham Exploration Co.	247,502	4,828,764	0.1%
#CARBO Ceramics, Inc.	66,655	4,882,479	0.2%
*Mariner Energy, Inc.	254,423	6,075,621	0.2%
Other Securities		167,858,533	5.0%

Total Energy		183,645,397	5.5%

Financials — (11.1%)
Protective Life Corp.	196,288	4,724,652	0.2%
#Westamerica Bancorporation	79,557	4,675,565	0.1%
Other Securities		440,536,902	13.2%

Total Financials		449,937,119	13.5%

Health Care — (10.8%)
#*AMERIGROUP Corp.	133,000	4,819,920	0.1%
*Catalyst Health Solutions, Inc.	114,340	4,837,725	0.2%
*ev3, Inc.	257,788	4,931,484	0.2%
*InterMune, Inc.	112,673	4,795,363	0.1%
Quality Systems, Inc.	72,918	4,667,481	0.1%
*Salix Pharmaceuticals, Ltd.	127,741	5,135,188	0.2%
#*Thoratec Corp.	130,751	5,830,187	0.2%
Other Securities		404,337,029	12.1%

Total Health Care		439,354,377	13.2%

Industrials — (14.2%)
#Acuity Brands, Inc.	103,448	4,676,884	0.1%
*BE Aerospace, Inc.	178,130	5,292,242	0.2%
*EMCOR Group, Inc.	176,300	5,035,128	0.2%
Graco, Inc.	134,522	4,665,223	0.1%
*Graftech International, Ltd.	276,900	4,668,534	0.1%
#Knight Transportation, Inc.	227,179	4,836,641	0.2%
#Trinity Industries, Inc.	187,600	4,669,364	0.1%
#*UAL Corp.	273,284	5,897,469	0.2%
*United Stationers, Inc.	76,209	4,665,515	0.1%
#*USG Corp.	225,188	5,314,437	0.2%
*Wabash National Corp.	490,296	4,765,677	0.1%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (Continued)
Other Securities		$520,530,748	15.6%

Total Industrials		575,017,862	17.2%

Information Technology — (16.0%)
#Adtran, Inc.	210,232	5,627,911	0.2%
#*Atheros Communications, Inc.	149,872	5,821,028	0.2%
#*CyberSource Corp.	188,388	4,837,804	0.1%
*JDS Uniphase Corp.	448,452	5,825,391	0.2%
#*Loral Space & Communications, Inc.	128,378	5,527,957	0.2%
Plantronics, Inc.	144,900	4,810,680	0.1%
*Quest Software, Inc.	296,730	5,201,677	0.1%
*RF Micro Devices, Inc.	1,055,523	5,932,039	0.2%
*TIBCO Software, Inc.	474,473	5,408,992	0.2%
Other Securities		598,023,824	17.9%

Total Information Technology		647,017,303	19.4%

Materials — (4.3%)
Cabot Corp.	150,335	4,891,901	0.2%
#*Domtar Corp.	66,476	4,709,160	0.1%
NewMarket Corp.	43,500	4,785,000	0.1%
*Rockwood Holdings, Inc.	162,997	4,880,130	0.1%
*Solutia, Inc.	279,292	4,915,539	0.2%
Other Securities		151,243,544	4.5%

Total Materials		175,425,274	5.2%

Other — (0.0%)
Other Securities		1,790	0.0%

Telecommunication Services — (0.8%)
Other Securities		30,446,857	0.9%

Utilities — (1.8%)
Other Securities		72,252,634	2.2%

TOTAL COMMON STOCKS		3,309,155,353	99.2%

EXCHANGE-TRADED FUND — (0.1%)
UNITED STATES — (0.1%)
Other Securities	33,300	2,383,614	0.1%

RIGHTS/WARRANTS — (0.0%)
Other Securities		77,831	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (1.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $62,710,000 FNMA 3.52%, 03/01/40, valued at $63,385,285) to be repurchased at $62,446,989	$62,446	62,446,000	1.9%

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (16.7%)
§@DFA Short Term Investment Fund	641,398,773	$641,398,773	19.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $48,006,485 FHLMC 5.765%(r), 11/01/36 & FNMA 3.607%(r), 02/01/40, valued at $21,972,852) to be repurchased at $21,333,182	$21,333	21,332,866	0.7%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $16,120,000 FNMA 4.000%, 01/01/39, valued at $14,190,869) to be repurchased at $13,776,708	13,776	13,776,478	0.4%

TOTAL SECURITIES LENDING COLLATERAL		676,508,117	20.3%

TOTAL INVESTMENTS — (100.0%) (Cost $3,412,523,196)		$4,050,570,915	121.5%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$626,818,649	$94,013	—	$626,912,662
Consumer Staples	109,144,078	—	—	109,144,078
Energy	183,645,397	—	—	183,645,397
Financials	449,809,608	127,511	—	449,937,119
Health Care	439,222,896	131,481	—	439,354,377
Industrials	575,017,862	—	—	575,017,862
Information Technology	646,995,468	21,835	—	647,017,303
Materials	175,425,274	—	—	175,425,274
Other	—	1,790	—	1,790
Telecommunication Services	30,446,857	—	—	30,446,857
Utilities	72,252,634	—	—	72,252,634
Exchange-Traded Fund	2,383,614	—	—	2,383,614
Rights/Warrants	12,852	64,979	—	77,831
Temporary Cash Investments	—	62,446,000	—	62,446,000
Securities Lending Collateral	—	676,508,117	—	676,508,117

TOTAL	$3,311,175,189	$739,395,726	—	$4,050,570,915

See accompanying Notes to Financial Statements.

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (86.3%)
Consumer Discretionary — (16.2%)
#*ArvinMeritor, Inc.	671,630	$10,289,372	0.3%
Belo Corp.	802,235	6,955,377	0.2%
#Brunswick Corp.	420,780	8,794,302	0.2%
#Dillard’s, Inc.	363,584	10,209,439	0.3%
*Jo-Ann Stores, Inc.	231,900	10,231,428	0.3%
#*Jos. A. Bank Clothiers, Inc.	176,578	10,746,537	0.3%
Monro Muffler Brake, Inc.	187,706	6,731,137	0.2%
*Pinnacle Entertainment, Inc.	540,950	7,319,054	0.2%
*Steven Madden, Ltd.	180,802	10,479,284	0.3%
Systemax, Inc.	342,869	7,964,847	0.2%
#*True Religion Apparel, Inc.	215,705	6,740,781	0.2%
*Valassis Communications, Inc.	395,647	12,933,700	0.4%
Other Securities		553,573,667	15.7%

Total Consumer Discretionary		662,968,925	18.8%

Consumer Staples — (3.9%)
#Cal-Maine Foods, Inc.	207,719	6,933,660	0.2%
J & J Snack Foods Corp.	181,697	8,465,263	0.2%
PriceSmart, Inc.	296,600	7,379,408	0.2%
Other Securities		137,181,451	3.9%

Total Consumer Staples		159,959,782	4.5%

Energy — (3.4%)
*Brigham Exploration Co.	345,770	6,745,973	0.2%
*Rosetta Resources, Inc.	465,856	11,599,814	0.3%
Other Securities		121,544,201	3.5%

Total Energy		139,889,988	4.0%

Financials — (12.1%)
#FBL Financial Group, Inc. Class A	293,211	7,576,572	0.2%
First Financial Bancorp	373,026	7,128,527	0.2%
Horace Mann Educators Corp.	431,532	7,426,666	0.2%
Infinity Property & Casualty Corp.	144,873	6,682,991	0.2%
#*Portfolio Recovery Associates, Inc.	132,892	8,833,331	0.3%
Other Securities		454,973,313	12.9%

Total Financials		492,621,400	14.0%

Health Care — (12.5%)
*Human Genome Sciences, Inc.	244,427	6,768,184	0.2%
#*Incyte Corp.	685,953	9,205,489	0.2%
#*InterMune, Inc.	307,087	13,069,623	0.4%
#Invacare Corp.	251,311	6,642,150	0.2%
*Odyssey Healthcare, Inc.	322,388	6,715,342	0.2%
*Par Pharmaceutical Cos., Inc.	271,575	7,370,546	0.2%
Other Securities		462,022,920	13.1%

Total Health Care		511,794,254	14.5%

Industrials — (14.4%)
American Science & Engineering, Inc.	88,885	6,679,708	0.2%
*Dollar Thrifty Automotive Group, Inc.	196,339	8,636,953	0.2%
*Griffon Corp.	482,883	6,808,650	0.2%
#Healthcare Services Group, Inc.	345,408	7,422,818	0.2%
Other Securities		557,639,148	15.8%

Total Industrials		587,187,277	16.6%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Information Technology — (17.6%)
*Applied Micro Circuits Corp.	660,413	$7,449,459	0.2%
*Cabot Microelectronics Corp.	234,301	8,987,786	0.3%
*Cirrus Logic, Inc.	659,171	8,378,063	0.2%
*Forrester Research, Inc.	224,649	7,213,479	0.2%
#*IPG Photonics Corp.	458,850	8,034,464	0.2%
*JDA Software Group, Inc.	289,086	8,354,585	0.2%
*L-1 Identity Solutions, Inc.	788,924	6,839,971	0.2%
*Littlefuse, Inc.	204,498	8,635,951	0.3%
#*Loral Space & Communications, Inc.	173,428	7,467,810	0.2%
#*Manhattan Associates, Inc.	243,170	6,969,252	0.2%
Maximus, Inc.	144,349	8,936,647	0.3%
*Monolithic Power Systems, Inc.	283,490	6,988,028	0.2%
#*ScanSource, Inc.	237,698	6,622,266	0.2%
#*Ultimate Software Group, Inc.	243,491	8,144,774	0.2%
Other Securities		609,922,825	17.3%

Total Information Technology		718,945,360	20.4%

Materials — (3.8%)
#AMCOL International Corp.	271,602	7,805,841	0.2%
Arch Chemicals, Inc.	221,263	7,525,155	0.2%
#*Louisiana-Pacific Corp.	634,145	7,457,545	0.2%
Other Securities		130,530,274	3.7%

Total Materials		153,318,815	4.3%

Other — (0.0%)
Other Securities		10,290	0.0%

Telecommunication Services — (1.0%)
Other Securities		40,328,263	1.1%

Utilities — (1.4%)
#MGE Energy, Inc.	197,335	7,254,035	0.2%
Other Securities		48,321,048	1.4%

Total Utilities		55,575,083	1.6%

TOTAL COMMON STOCKS		3,522,599,437	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		62,051	0.0%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $5,030,000 FHLMC 4.00%, 12/15/38, valued at $5,237,488) to be repurchased at $5,159,082	$5,159	5,159,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.6%)
§@DFA Short Term Investment Fund	524,081,091	524,081,091	14.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,035,658 FHLMC 5.997%(r), 12/01/36 & U.S. Treasury Note 3.875%, 5/15/10, valued at $17,823,421) to be repurchased at $17,431,149	$17,431	17,430,891	0.5%

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@ Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $17,689,783 FNMA 6.000%, 04/01/36 & 4.000%, 01/01/39, valued at $11,605,430) to be repurchased at $11,267,257	$11,267	$11,267,069	0.3%

TOTAL SECURITIES LENDING COLLATERAL		552,779,051	15.7%

TOTAL INVESTMENTS — (100.0%) (Cost $3,559,541,460)		$4,080,599,539	115.6%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$662,707,949	$260,976	—	$662,968,925
Consumer Staples	159,959,782	—	—	159,959,782
Energy	139,889,988	—	—	139,889,988
Financials	492,440,328	181,072	—	492,621,400
Health Care	511,593,181	201,073	—	511,794,254
Industrials	587,187,277	—	—	587,187,277
Information Technology	718,945,360	—	—	718,945,360
Materials	153,318,815	—	—	153,318,815
Other	—	10,290	—	10,290
Telecommunication Services	40,328,263	—	—	40,328,263
Utilities	55,575,083	—	—	55,575,083
Rights/Warrants	9,603	52,448	—	62,051
Temporary Cash Investments	—	5,159,000	—	5,159,000
Securities Lending Collateral	—	552,779,051	—	552,779,051

TOTAL	$3,521,955,629	$558,643,910	—	$4,080,599,539

See accompanying Notes to Financial Statements.

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (71.9%)
Health Care — (0.0%)
Other Securities		$111,136	0.0%

Real Estate Investment Trusts — (71.9%)
#*Alexander’s, Inc.	54,882	17,442,597	0.7%
#Alexandria Real Estate Equities, Inc.	428,492	30,341,519	1.2%
#AMB Property Corp.	1,426,481	39,741,761	1.5%
#Apartment Investment & Management Co. Class A	1,133,280	25,396,805	1.0%
#AvalonBay Communities, Inc.	788,909	82,078,092	3.1%
BioMed Realty Trust, Inc.	961,082	17,789,628	0.7%
#Boston Properties, Inc.	1,344,500	106,027,270	4.0%
#BRE Properties, Inc. Class A	533,915	22,296,290	0.8%
#Camden Property Trust	625,703	30,302,796	1.1%
#CBL & Associates Properties, Inc.	1,337,556	19,528,318	0.7%
#Corporate Office Properties Trust	569,300	23,028,185	0.9%
#Developers Diversified Realty Corp.	1,889,135	23,217,469	0.9%
#Digital Realty Trust, Inc.	746,018	43,791,257	1.7%
#Douglas Emmett, Inc.	1,179,638	19,747,140	0.8%
#Duke Realty Corp.	2,175,215	29,430,659	1.1%
#Entertainment Properties Trust	398,314	17,414,288	0.7%
Equity Lifestyle Properties, Inc.	296,304	16,447,835	0.6%
#Equity One, Inc.	843,219	16,366,881	0.6%
#Equity Residential	2,692,406	121,885,220	4.6%
#Essex Property Trust, Inc.	283,871	30,039,229	1.1%
#Federal Realty Investment Trust	597,315	46,226,208	1.8%
#HCP, Inc.	2,865,022	92,024,507	3.5%
#Health Care REIT, Inc.	1,199,373	53,887,829	2.0%
#Highwood Properties, Inc.	695,760	22,243,447	0.8%
#Home Properties, Inc.	336,980	16,744,536	0.6%
Hospitality Properties Trust	1,202,927	31,865,536	1.2%
#Host Marriott Corp.	6,147,086	99,951,618	3.8%
#HRPT Properties Trust	2,182,608	17,111,647	0.7%
#Kimco Realty Corp.	3,947,170	61,536,380	2.3%
Lasalle Hotel Properties	620,585	16,352,415	0.6%
#Liberty Property Trust	1,099,467	37,172,979	1.4%
#Macerich Co. (The)	909,383	40,658,514	1.5%
Mack-Cali Realty Corp.	772,125	26,530,215	1.0%
#National Retail Properties, Inc.	808,949	19,034,570	0.7%
#Nationwide Health Properties, Inc.	1,102,624	38,613,892	1.5%
#Omega Healthcare Investors, Inc.	829,835	16,613,297	0.6%
#ProLogis	4,471,399	58,888,325	2.2%
#Public Storage	1,652,966	160,188,935	6.1%
#Realty Income Corp.	1,017,912	33,377,334	1.3%
#Regency Centers Corp.	813,087	33,377,221	1.3%
#Senior Housing Properties Trust	1,241,932	27,918,631	1.1%
#Simon Property Group, Inc.	2,764,522	246,097,748	9.3%
#SL Green Realty Corp.	758,783	47,173,539	1.8%
#Tanger Factory Outlet Centers, Inc.	392,198	16,315,437	0.6%
#Taubman Centers, Inc.	521,447	22,615,156	0.9%
#UDR, Inc.	1,491,932	30,301,139	1.1%
#Ventas, Inc.	1,520,028	71,790,922	2.7%
#Vornado Realty Trust	1,757,740	146,542,784	5.6%
#Washington REIT	584,672	18,387,934	0.7%
#Weingarten Realty Investors	1,164,991	26,934,592	1.0%
Other Securities		325,766,796	12.3%

Total Real Estate Investment Trusts		2,634,557,322	99.8%

TOTAL COMMON STOCKS		2,634,668,458	99.8%

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,370,000 FNMA 1.213%(v), 11/25/39, valued at $2,900,437) to be repurchased at $2,857,045	$2,857	$2,857,000	0.1%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (28.0%)
§@DFA Short Term Investment Fund	972,020,458	972,020,458	36.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $51,596,850 FNMA, rates ranging from 2.688%(r) to 3.518%(r), maturities ranging from 03/01/35 to 12/01/39, valued at $33,299,194) to be repurchased at $32,329,792	$32,329	32,329,314	1.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $41,740,000 FNMA, rates ranging from 5.000% to 6.000%, maturities ranging from 05/01/34 to 01/01/36, valued at $21,692,600) to be repurchased at $21,059,846	21,059	21,059,495	0.8%

TOTAL SECURITIES LENDING COLLATERAL		1,025,409,267	38.9%

TOTAL INVESTMENTS — (100.0%) (Cost $3,368,526,526)		$3,662,934,725	138.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Health Care	$111,136	—	—	$111,136
Real Estate Investment Trusts	2,634,557,322	—	—	2,634,557,322
Temporary Cash Investments	—	$2,857,000	—	2,857,000
Securities Lending Collateral	—	1,025,409,267	—	1,025,409,267

TOTAL	$2,634,668,458	$1,028,266,267	—	$3,662,934,725

See accompanying Notes to Financial Statements.

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.2%)
AUSTRALIA — (6.5%)
Australia & New Zealand Banking Group, Ltd.	329,752	$7,303,769	0.5%
BHP Billiton, Ltd.	297,885	10,889,557	0.7%
Commonwealth Bank of Australia NL	209,837	11,227,230	0.8%
National Australia Bank, Ltd.	295,463	7,548,751	0.5%
Westpac Banking Corp.	311,382	7,758,581	0.5%
Other Securities		69,918,664	4.6%

TOTAL AUSTRALIA		114,646,552	7.6%

AUSTRIA — (0.2%)
Other Securities		4,196,679	0.3%

BELGIUM — (0.6%)
Other Securities		10,965,622	0.7%

CANADA — (7.9%)
Bank of Nova Scotia	131,127	6,684,147	0.4%
Barrick Gold Corp.	127,100	5,542,951	0.4%
Canadian National Resources, Ltd.	72,000	5,544,950	0.4%
Royal Bank of Canada	184,968	11,214,982	0.7%
Suncor Energy, Inc.	211,107	7,221,863	0.5%
#Toronto Dominion Bank	115,015	8,548,565	0.6%
Other Securities		95,619,140	6.3%

TOTAL CANADA		140,376,598	9.3%

DENMARK — (0.8%)
Other Securities		14,481,820	1.0%

FINLAND — (0.8%)
Other Securities		14,151,449	0.9%

FRANCE — (7.3%)
BNP Paribas SA	127,630	8,766,425	0.6%
#GDF Suez	169,830	6,039,749	0.4%
Sanofi - Aventis SA	101,521	6,925,622	0.5%
Total SA	177,977	9,683,262	0.6%
Total SA Sponsored ADR	107,300	5,834,974	0.4%
Other Securities		92,783,592	6.1%

TOTAL FRANCE		130,033,624	8.6%

GERMANY — (5.7%)
#BASF SE	116,809	6,812,741	0.5%
#E.ON AG	195,801	7,241,521	0.5%
#Siemens AG Sponsored ADR	63,850	6,234,314	0.4%
Other Securities		80,405,763	5.3%

TOTAL GERMANY		100,694,339	6.7%

GREECE — (0.3%)
Other Securities		4,533,750	0.3%

HONG KONG — (1.6%)
Other Securities		29,204,157	1.9%

IRELAND — (0.2%)
Other Securities		3,502,720	0.2%

ITALY — (2.2%)
*UniCredit SpA	2,226,834	5,835,876	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (Continued)
Other Securities		$34,087,490	2.2%

TOTAL ITALY		39,923,366	2.6%

JAPAN — (17.2%)
#Mitsubishi UFJ Financial Group, Inc. ADR	1,413,836	7,309,532	0.5%
Sumitomo Mitsui Financial Group, Inc.	180,640	5,974,098	0.4%
Toyota Motor Corp.	240,800	9,304,021	0.6%
#*Toyota Motor Corp. Sponsored ADR	78,634	6,061,895	0.4%
Other Securities		277,427,406	18.4%

TOTAL JAPAN		306,076,952	20.3%

NETHERLANDS — (2.1%)
Unilever NV	211,123	6,422,960	0.4%
Other Securities		30,744,099	2.1%

TOTAL NETHERLANDS		37,167,059	2.5%

NEW ZEALAND — (0.1%)
Other Securities		1,487,121	0.1%

NORWAY — (0.7%)
Other Securities		12,303,133	0.8%

PORTUGAL — (0.2%)
Other Securities		3,237,507	0.2%

SINGAPORE — (1.1%)
Other Securities		19,762,844	1.3%

SPAIN — (2.8%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	420,902	5,526,443	0.4%
#Banco Santander SA Sponsored ADR	735,840	9,080,266	0.6%
Telefonica SA Sponsored ADR	113,363	7,683,744	0.5%
Other Securities		27,412,843	1.8%

TOTAL SPAIN		49,703,296	3.3%

SWEDEN — (2.1%)
Other Securities		36,754,825	2.4%

SWITZERLAND — (5.8%)
Nestle SA	476,634	23,322,139	1.6%
Novartis AG	171,916	8,765,095	0.6%
#*Novartis AG ADR	116,900	5,944,365	0.4%
Roche Holding AG Genusschein	97,668	15,420,721	1.0%
*UBS AG	486,805	7,541,671	0.5%
Other Securities		42,390,302	2.8%

TOTAL SWITZERLAND		103,384,293	6.9%

UNITED KINGDOM — (16.0%)
*Anglo American P.L.C.	181,179	7,695,747	0.5%
AstraZeneca P.L.C.	128,255	5,667,185	0.4%
#Barclays P.L.C. Sponsored ADR	288,009	5,881,144	0.4%
BG Group P.L.C.	390,393	6,598,695	0.4%
BP P.L.C.	1,435,437	12,519,790	0.8%
#BP P.L.C. Sponsored ADR	196,119	10,227,606	0.7%
British American Tobacco P.L.C.	239,087	7,518,037	0.5%
GlaxoSmithKline P.L.C.	478,323	8,878,178	0.6%
HSBC Holdings P.L.C.	1,247,046	12,697,993	0.8%
#HSBC Holdings P.L.C. Sponsored ADR	211,359	10,756,060	0.7%
Rio Tinto P.L.C.	156,174	8,363,435	0.5%
Royal Dutch Shell P.L.C. ADR	302,761	18,371,537	1.2%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Royal Dutch Shell P.L.C. Series B	235,872	$7,111,214	0.5%
Standard Chartered P.L.C.	265,170	7,073,304	0.5%
Tesco P.L.C.	1,044,885	6,930,446	0.5%
Vodafone Group P.L.C.	3,802,048	8,420,177	0.6%
Vodafone Group P.L.C. Sponsored ADR	315,300	6,999,660	0.5%
Other Securities		133,254,811	8.8%

TOTAL UNITED KINGDOM		284,965,019	18.9%

TOTAL COMMON STOCKS		1,461,552,725	96.8%

PREFERRED STOCKS — (0.0%)
ITALY — (0.0%)
Other Securities		22,261	0.0%

RIGHTS/WARRANTS — (0.0%)
BELGIUM — (0.0%)
Other Securities		6	0.0%

HONG KONG — (0.0%)
Other Securities		—	0.0%

NORWAY — (0.0%)
Other Securities		18,321	0.0%

SPAIN — (0.0%)
Other Securities		3,939	0.0%

TOTAL RIGHTS/WARRANTS		22,266	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.5%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $10,210,000 FNMA 1.213%(v), 11/25/39, valued at $8,787,377) to be repurchased at $8,656,137	$8,656	8,656,000	0.6%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (17.3%)
§@DFA Short Term Investment Fund	300,952,934	300,952,934	20.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $6,674,696) to be repurchased at $6,589,444	$6,589	6,589,345	0.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $360,364 ) to be repurchased at $353,304	353	353,298	0.0%

TOTAL SECURITIES LENDING COLLATERAL		307,895,577	20.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Value††	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,640,853,959)	$1,778,148,829	117.8%

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$7,128,603	$107,517,949	—	$114,646,552
Austria	63,960	4,132,719	—	4,196,679
Belgium	1,450,779	9,514,843	—	10,965,622
Canada	140,376,598	—	—	140,376,598
Denmark	2,009,890	12,471,930	—	14,481,820
Finland	2,933,358	11,218,091	—	14,151,449
France	12,827,551	117,206,073	—	130,033,624
Germany	29,093,288	71,601,051	—	100,694,339
Greece	572,630	3,961,120	—	4,533,750
Hong Kong	—	29,204,157	—	29,204,157
Ireland	1,800,757	1,701,963	—	3,502,720
Italy	4,927,463	34,995,903	—	39,923,366
Japan	36,089,628	269,987,324	—	306,076,952
Netherlands	2,544,940	34,622,119	—	37,167,059
New Zealand	—	1,487,121	—	1,487,121
Norway	1,189,410	11,113,723	—	12,303,133
Portugal	—	3,237,507	—	3,237,507
Singapore	—	19,762,844	—	19,762,844
Spain	28,528,836	21,174,460	—	49,703,296
Sweden	709,670	36,045,155	—	36,754,825
Switzerland	13,293,145	90,091,148	—	103,384,293
United Kingdom	91,263,198	193,701,821	—	284,965,019
Preferred Stocks
Italy	—	22,261	—	22,261
Rights/Warrants
Belgium	6	—	—	6
Hong Kong	—	—	—	—
Norway	—	18,321	—	18,321
Spain	3,939	—	—	3,939
Temporary Cash Investments	—	8,656,000	—	8,656,000
Securities Lending Collateral	—	307,895,577	—	307,895,577

TOTAL	$376,807,649	$1,401,341,180	—	$1,778,148,829

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (81.2%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group, Ltd.	642,628	$14,233,746	0.3%
Commonwealth Bank of Australia NL	254,892	13,637,877	0.3%
National Australia Bank, Ltd.	526,770	13,458,388	0.3%
Other Securities		250,498,952	5.8%

TOTAL AUSTRALIA		291,828,963	6.7%

AUSTRIA — (0.5%)
Other Securities		25,338,846	0.6%

BELGIUM — (0.9%)
Other Securities		48,385,150	1.1%

CANADA — (8.8%)
#Bank of Montreal	202,373	12,569,120	0.3%
Bank of Nova Scotia	172,301	8,782,975	0.2%
Manulife Financial Corp.	479,773	8,652,728	0.2%
#Royal Bank of Canada	162,793	9,870,467	0.2%
Suncor Energy, Inc.	402,417	13,766,480	0.3%
*Teck Resources, Ltd. Class B	337,587	13,266,857	0.3%
#Toronto Dominion Bank	235,160	17,478,421	0.4%
Other Securities		379,708,450	8.8%

TOTAL CANADA		464,095,498	10.7%

DENMARK — (0.8%)
Other Securities		43,845,845	1.0%

FINLAND — (1.3%)
Other Securities		69,158,632	1.6%

FRANCE — (6.5%)
#AXA SA Sponsored ADR	468,270	8,972,053	0.2%
BNP Paribas SA	290,778	19,972,448	0.5%
Compagnie de Saint-Gobain SA	210,251	10,379,145	0.2%
#GDF Suez SA	332,503	11,824,970	0.3%
#Sanofi-Aventis SA ADR	456,795	15,581,277	0.4%
#Schneider Electric SA	86,442	9,813,640	0.2%
Societe Generale Paris SA	176,450	9,422,307	0.2%
Vivendi SA	334,035	8,762,563	0.2%
Other Securities		245,663,662	5.7%

TOTAL FRANCE		340,392,065	7.9%

GERMANY — (4.9%)
#Allianz SE Sponsored ADR	984,886	11,168,607	0.3%
Daimler AG	232,487	11,897,575	0.3%
#Deutsche Bank AG	142,718	9,961,401	0.2%
#Siemens AG Sponsored ADR	125,474	12,251,281	0.3%
Other Securities		213,643,160	4.9%

TOTAL GERMANY		258,922,024	6.0%

GREECE — (0.6%)
Other Securities		30,067,210	0.7%

HONG KONG — (1.9%)
Other Securities		98,495,785	2.3%

IRELAND — (0.6%)
Other Securities		29,430,282	0.7%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.3%)
*UniCredit SpA	5,172,078	$13,554,492	0.3%
Other Securities		106,510,916	2.5%

TOTAL ITALY		120,065,408	2.8%

JAPAN — (16.4%)
Honda Motor Co., Ltd. Sponsored ADR	409,732	13,844,844	0.3%
#Mitsubishi UFJ Financial Group, Inc. ADR	1,847,677	9,552,490	0.2%
Sony Corp. Sponsored ADR	306,800	10,498,696	0.3%
Sumitomo Mitsui Financial Group, Inc.	274,800	9,088,143	0.2%
#*Toyota Motor Corp. Sponsored ADR	273,869	21,112,561	0.5%
Other Securities		803,181,473	18.6%

TOTAL JAPAN		867,278,207	20.1%

NETHERLANDS — (2.3%)
#*ING Groep NV Sponsored ADR	1,565,969	13,890,145	0.3%
Other Securities		107,240,066	2.5%

TOTAL NETHERLANDS		121,130,211	2.8%

NEW ZEALAND — (0.2%)
Other Securities		10,875,569	0.2%

NORWAY — (0.9%)
Other Securities		46,568,721	1.1%

PORTUGAL — (0.3%)
Other Securities		16,823,418	0.4%

SINGAPORE — (1.3%)
Other Securities		69,452,992	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		83,333	0.0%

SPAIN — (2.0%)
#Banco Bilbao Vizcaya Argentaria SA Sponsored ADR	858,383	11,270,569	0.3%
#Banco Santander SA Sponsored ADR	2,151,591	26,550,633	0.6%
Other Securities		66,749,044	1.5%

TOTAL SPAIN		104,570,246	2.4%

SWEDEN — (2.1%)
Nordea Bank AB	910,765	8,885,635	0.2%
Other Securities		103,409,348	2.4%

TOTAL SWEDEN		112,294,983	2.6%

SWITZERLAND — (5.0%)
Credit Suisse Group AG Sponsored ADR	405,680	18,539,576	0.4%
#*Holcim, Ltd. AG	196,366	14,632,924	0.4%
Nestle SA	546,164	26,724,306	0.6%
#*Novartis AG ADR	446,694	22,714,390	0.5%
Roche Holding AG Genusschein	82,873	13,084,751	0.3%
Zurich Financial Services AG	61,540	13,643,100	0.3%
Other Securities		153,707,810	3.6%

TOTAL SWITZERLAND		263,046,857	6.1%

UNITED KINGDOM — (16.1%)
*Anglo American P.L.C.	536,326	22,780,947	0.5%
Barclays P.L.C. Sponsored ADR	967,457	19,755,472	0.4%
#BP P.L.C. Sponsored ADR	717,376	37,411,158	0.9%
#HSBC Holdings P.L.C. Sponsored ADR	1,176,187	59,856,156	1.4%
*Lloyds Banking Group P.L.C.	8,826,528	8,830,921	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
#Pearson P.L.C. Sponsored ADR	607,283	$9,698,310	0.2%
Royal Dutch Shell P.L.C. ADR	1,028,172	62,389,477	1.4%
SABmiller P.L.C.	396,880	12,442,262	0.3%
Standard Chartered P.L.C.	823,253	21,959,947	0.5%
Tesco P.L.C.	1,793,199	11,893,816	0.3%
Vodafone Group P.L.C. Sponsored ADR	1,705,931	37,871,668	0.9%
*Xstrata P.L.C.	782,713	12,880,937	0.3%
Other Securities		531,287,117	12.3%

TOTAL UNITED KINGDOM		849,058,188	19.6%

TOTAL COMMON STOCKS		4,281,208,433	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		140,204	0.0%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		406	0.0%

AUSTRIA — (0.0%)
Other Securities		—	0.0%

BELGIUM — (0.0%)
Other Securities		24	0.0%

FRANCE — (0.0%)
Other Securities		16,271	0.0%

HONG KONG — (0.0%)
Other Securities		24,314	0.0%

ITALY — (0.0%)
Other Securities		759	0.0%

NORWAY — (0.0%)
Other Securities		25,268	0.0%

SPAIN — (0.0%)
Other Securities		12,509	0.0%

SWEDEN — (0.0%)
Other Securities		9,209	0.0%

SWITZERLAND — (0.0%)
Other Securities		6,231	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		1,545	0.0%

TOTAL RIGHTS/WARRANTS		96,536	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $22,805,000 FNMA 4.00%, 12/15/38, valued at $23,745,706) to be repurchased at $23,394,370	$23,394	23,394,000	0.6%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (18.4%)
§@DFA Short Term Investment Fund	968,507,432	$968,507,432	22.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $555,384) to be repurchased at $544,503	$544	544,494	0.0%

TOTAL SECURITIES LENDING COLLATERAL		969,051,926	22.4%

TOTAL INVESTMENTS — (100.0%) (Cost $5,422,065,184)		$5,273,891,099	122.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,056,587	$273,772,376	—	$291,828,963
Austria	111,930	25,226,916	—	25,338,846
Belgium	5,424,580	42,960,570	—	48,385,150
Canada	464,095,048	450	—	464,095,498
Denmark	2,113,186	41,732,659	—	43,845,845
Finland	4,743,219	64,415,413	—	69,158,632
France	57,104,659	283,287,406	—	340,392,065
Germany	57,274,626	201,647,398	—	258,922,024
Greece	5,310,121	24,757,089	—	30,067,210
Hong Kong	761,019	97,734,766	—	98,495,785
Ireland	11,524,169	17,906,113	—	29,430,282
Italy	11,855,374	108,210,034	—	120,065,408
Japan	95,283,902	771,994,305	—	867,278,207
Netherlands	30,742,133	90,388,078	—	121,130,211
New Zealand	410,582	10,464,987	—	10,875,569
Norway	1,982,602	44,586,119	—	46,568,721
Portugal	259,150	16,564,268	—	16,823,418
Singapore	14,230	69,438,762	—	69,452,992
South Africa	83,333	—	—	83,333
Spain	50,667,567	53,902,679	—	104,570,246
Sweden	8,659,927	103,635,056	—	112,294,983
Switzerland	56,509,787	206,537,070	—	263,046,857
United Kingdom	308,830,626	540,227,562	—	849,058,188
Preferred Stocks
Australia	—	140,204	—	140,204
Rights/Warrants
Australia	—	406	—	406
Austria	—	—	—	—
Belgium	24	—	—	24
France	16,271	—	—	16,271
Hong Kong	8,426	15,888	—	24,314
Italy	759	—	—	759
Norway	—	25,268	—	25,268
Spain	12,509	—	—	12,509
Sweden	—	9,209	—	9,209
Switzerland	6,231	—	—	6,231
United Kingdom	—	1,545	—	1,545
Temporary Cash Investments	—	23,394,000	—	23,394,000
Securities Lending Collateral	—	969,051,926	—	969,051,926

TOTAL	$1,191,862,577	$4,082,028,522	—	$5,273,891,099

See accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

INTERNATIONAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANIES — (99.6%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$1,667,342,155
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	1,124,268,013
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	837,447,548
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	698,022,767
Investment in The Canadian Small Company Series of The DFA Investment Trust Company	505,555,734

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $4,492,857,408)	$4,832,636,217

	Face Amount (000)
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,885,000 FNMA 1.213%(v), 11/25/39, valued at $17,974,963) to be repurchased at $17,706,280 (Cost $17,706,000)	$17,706	17,706,000

TOTAL INVESTMENTS - (100.0%) (Cost $4,510,563,408)		$4,850,342,217

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$4,832,636,217	—	—	$4,832,636,217
Temporary Cash Investments	—	$17,706,000	—	17,706,000

TOTAL	$4,832,636,217	$17,706,000	—	$4,850,342,217

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

JAPANESE SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$122,201,006

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $192,346,671)	$122,201,006

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$122,201,006	—	—	$122,201,006

ASIA PACIFIC SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$117,639,151

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $98,962,981)	$117,639,151

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$117,639,151	—	—	$117,639,151

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

UNITED KINGDOM SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$30,035,602

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $29,235,649)	$30,035,602

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$30,035,602	—	—	$30,035,602

CONTINENTAL SMALL COMPANY PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$114,722,046

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,895,019)	$114,722,046

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$114,722,046	—	—	$114,722,046

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
AUSTRALIA — (23.9%)
#CFS Retail Property Trust	8,244,035	$14,536,858	1.7%
Charter Hall Office REIT	20,635,474	5,653,159	0.7%
Commonwealth Property Office Fund	8,386,613	7,149,081	0.9%
#Dexus Property Group	22,068,382	16,367,771	2.0%
Goodman Group	26,951,033	17,520,458	2.1%
GPT Group	41,073,798	21,947,127	2.7%
#ING Industrial Fund	9,847,597	3,896,292	0.5%
ING Office Fund	11,448,968	6,425,538	0.8%
Stockland Trust Group	10,688,359	38,962,138	4.7%
Westfield Group	6,397,056	75,558,255	9.2%
Other Securities		17,637,540	2.1%

TOTAL AUSTRALIA		225,654,217	27.4%

BELGIUM — (1.4%)
Befimmo SCA	54,310	4,149,444	0.5%
#Cofinimmo SA	41,164	5,663,641	0.7%
Other Securities		3,871,092	0.5%

TOTAL BELGIUM		13,684,177	1.7%

CANADA — (5.3%)
#Boardwalk REIT	99,566	4,018,710	0.5%
#Canadian REIT	139,393	3,931,492	0.5%
#H&R REIT	514,146	8,806,990	1.1%
#Riocan REIT	523,568	9,999,231	1.2%
Other Securities		23,262,660	2.8%

TOTAL CANADA		50,019,083	6.1%

CHINA — (0.2%)
Other Securities		1,887,414	0.2%

FRANCE — (13.2%)
#Fonciere des Regions SA	109,029	11,282,142	1.4%
*Gecina SA	82,372	8,468,753	1.0%
#Icade SA	92,928	9,032,845	1.1%
#Klepierre SA	436,930	15,056,790	1.8%
Mercialys SA	115,470	3,875,762	0.5%
#Societe Immobiliere de Location pour l’Industrie et le Commerce SA	60,852	7,169,165	0.9%
Unibail-Rodamco SE	343,545	64,930,205	7.9%
Other Securities		5,015,785	0.6%

TOTAL FRANCE		124,831,447	15.2%

GERMANY — (0.1%)
Other Securities		958,638	0.1%

GREECE — (0.0%)
Other Securities		278,948	0.0%

HONG KONG — (3.3%)
#Champion REIT	10,184,658	4,736,738	0.6%
Link REIT (The)	9,542,543	23,532,677	2.9%
Other Securities		2,724,286	0.3%

TOTAL HONG KONG		30,993,701	3.8%

ITALY — (0.1%)
Other Securities		831,515	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
JAPAN — (12.2%)
*Advance Residence Investment Corp.	2,747	$3,918,646	0.5%
#Frontier Real Estate Investment Corp.	555	4,271,087	0.5%
Japan Logistics Fund, Inc.	536	4,286,991	0.5%
Japan Prime Realty Investment Corp.	2,401	5,722,641	0.7%
#Japan Real Estate Investment Corp.	1,894	15,795,381	1.9%
Japan Retail Fund Investment	5,853	7,877,519	1.0%
Nippon Building Fund, Inc.	2,148	18,017,741	2.2%
Nomura Real Estate Office Fund, Inc.	1,141	6,423,864	0.8%
Orix Jreit, Inc.	1,025	5,015,212	0.6%
#United Urban Investment Corp.	765	4,976,815	0.6%
Other Securities		39,449,147	4.8%

TOTAL JAPAN		115,755,044	14.1%

MALAYSIA — (0.1%)
Other Securities		636,415	0.1%

NETHERLANDS — (3.5%)
#Corio NV	228,188	13,201,283	1.6%
Eurocommercial Properties NV	112,685	4,224,909	0.5%
Wereldhave NV	90,120	7,535,179	0.9%
Other Securities		8,111,253	1.0%

TOTAL NETHERLANDS		33,072,624	4.0%

NEW ZEALAND — (0.8%)
Other Securities		7,803,181	0.9%

SINGAPORE — (5.7%)
#Ascendas REIT	6,256,000	8,734,248	1.1%
#CapitaCommercial Trust	8,208,000	7,178,045	0.9%
CapitaMall Trust	9,580,300	13,513,327	1.6%
#Suntec REIT	6,015,000	6,053,541	0.7%
Other Securities		18,204,654	2.2%

TOTAL SINGAPORE		53,683,815	6.5%

SOUTH AFRICA — (1.3%)
Other Securities		12,028,474	1.5%

TAIWAN — (0.5%)
Other Securities		4,305,180	0.5%

TURKEY — (0.3%)
Other Securities		2,753,798	0.3%

UNITED KINGDOM — (13.4%)
British Land Co. P.L.C.	3,283,041	23,314,012	2.8%
Derwent London P.L.C.	487,068	10,733,570	1.3%
Great Portland Estates P.L.C.	1,223,426	5,856,524	0.7%
Hammerson P.L.C.	2,677,222	15,628,174	1.9%
Land Securities Group P.L.C.	3,168,728	31,688,883	3.9%
Liberty International P.L.C.	1,959,346	14,610,694	1.8%
Segro P.L.C.	2,944,062	13,896,875	1.7%
Shaftesbury P.L.C.	948,497	5,644,575	0.7%
Other Securities		5,852,598	0.7%

TOTAL UNITED KINGDOM		127,225,905	15.5%

TOTAL COMMON STOCKS		806,403,576	98.0%

RIGHTS/WARRANTS — (0.0%)
FRANCE — (0.0%)
Other Securities		77,323	0.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Face Amount	Value†	Percentage of Net Assets**
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $3,005,000 FNMA 1.213%(v), 11/25/39, valued at $2,586,295) to be repurchased at $2,544,040	$2,544	$2,544,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.4%)
§@DFA Short Term Investment Fund	134,696,061	134,696,061	16.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,052,296) to be repurchased at $2,026,083	$2,026	2,026,053	0.2%

TOTAL SECURITIES LENDING COLLATERAL		136,722,114	16.6%

TOTAL INVESTMENTS — (100.0%) (Cost $1,130,522,057)		$945,747,013	114.9%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$199,833	$225,454,384	—	$225,654,217
Belgium	—	13,684,177	—	13,684,177
Canada	50,019,083	—	—	50,019,083
China	783,478	1,103,936	—	1,887,414
France	—	124,831,447	—	124,831,447
Germany	—	958,638	—	958,638
Greece	—	278,948	—	278,948
Hong Kong	—	30,993,701	—	30,993,701
Italy	—	831,515	—	831,515
Japan	3,918,646	111,836,398	—	115,755,044
Malaysia	271,472	364,943	—	636,415
Netherlands	—	33,072,624	—	33,072,624
New Zealand	—	7,803,181	—	7,803,181
Singapore	1,066,336	52,617,479	—	53,683,815
South Africa	2,130,581	9,897,893	—	12,028,474
Taiwan	—	4,305,180	—	4,305,180
Turkey	—	2,753,798	—	2,753,798
United Kingdom	—	127,225,905	—	127,225,905
Rights/Warrants
France	77,323	—	—	77,323
Temporary Cash Investments	—	2,544,000	—	2,544,000
Securities Lending Collateral	—	136,722,114	—	136,722,114

TOTAL	$58,466,752	$887,280,261	—	$945,747,013

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESATE SECURITIES PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

AFFILIATED INVESTMENT COMPANIES — (99.7%)

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	17,082,806	$345,755,994

Investment in DFA International Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	54,188,889	263,358,001

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $509,111,785)		609,113,995

TEMPORARY CASH INVESTMENTS — (0.3%)

BlackRock Liquidity Funds Tempcash Portfolio-Institutional Shares (Cost $1,777,000)	1,777,000	1,777,000

TOTAL INVESTMENTS - (100.0%) (Cost $510,888,785)		$610,890,995

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$609,113,995	—	—	$609,113,995
Temporary Cash Investments	1,777,000	—	—	1,777,000

TOTAL	$610,890,995	—	—	$610,890,995

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (88.5%)
AUSTRALIA — (6.7%)
Goodman Fielder, Ltd.	19,890,594	$26,699,018	0.4%
#*Iluka Resources, Ltd.	6,767,030	28,815,665	0.4%
*Pacific Brands, Ltd.	29,002,108	31,673,011	0.4%
Other Securities		480,259,420	6.3%

TOTAL AUSTRALIA		567,447,114	7.5%

AUSTRIA — (1.0%)
#*Wienerberger AG	1,882,920	35,003,545	0.4%
Other Securities		51,102,784	0.7%

TOTAL AUSTRIA		86,106,329	1.1%

BELGIUM — (1.3%)
Other Securities		110,303,094	1.5%

CANADA — (9.3%)
*Celestica, Inc.	4,081,842	40,263,887	0.5%
Dorel Industries, Inc. Class B	842,000	29,815,653	0.4%
Groupe Aeroplan, Inc.	2,873,505	31,399,789	0.4%
*HudBay Minerals, Inc.	1,963,988	24,980,040	0.3%
#Laurentian Bank of Canada	689,000	29,925,852	0.4%
*Lundin Mining Corp.	6,435,486	30,346,503	0.4%
#*MDS, Inc.	2,954,471	26,409,329	0.4%
#*New Gold, Inc.	6,380,120	37,371,248	0.5%
*RONA, Inc.	2,225,426	38,010,574	0.5%
Sherritt International Corp.	5,573,711	43,347,428	0.6%
Other Securities		455,811,533	6.0%

TOTAL CANADA		787,681,836	10.4%

DENMARK — (0.5%)
Other Securities		45,872,427	0.6%

FINLAND — (2.9%)
#Outokumpu Oyj	2,864,481	60,242,339	0.8%
#Pohjola Bank P.L.C.	3,363,010	36,730,623	0.5%
Other Securities		145,178,167	1.9%

TOTAL FINLAND		242,151,129	3.2%

FRANCE — (5.8%)
Arkema SA	1,028,400	42,901,764	0.6%
#*Atos Origin SA	737,326	37,361,997	0.5%
Havas SA	8,111,619	43,445,214	0.6%
#Nexans SA	593,945	46,821,109	0.6%
*Valeo SA	1,385,088	46,328,306	0.6%
Other Securities		274,240,825	3.6%

TOTAL FRANCE		491,099,215	6.5%

GERMANY — (5.5%)
#Aurubis AG	1,148,031	58,134,202	0.8%
Bilfinger Berger AG	956,696	63,447,927	0.8%
Lanxess AG	1,049,103	49,543,537	0.7%
Rheinmetall AG	482,624	33,594,660	0.4%
Other Securities		257,052,117	3.4%

TOTAL GERMANY		461,772,443	6.1%

GREECE — (0.5%)
Other Securities		41,206,973	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
HONG KONG — (2.7%)
Other Securities		$229,223,651	3.0%

IRELAND — (0.6%)
Other Securities		54,093,053	0.7%

ITALY — (3.3%)
Banca Popolare di Milano Scarl	10,151,010	57,090,430	0.8%
*Pirelli & Co. SpA	67,386,003	38,771,760	0.5%
Other Securities		185,647,860	2.4%

TOTAL ITALY		281,510,050	3.7%

JAPAN — (19.6%)
#Leopalace21 Corp.	4,105,115	25,521,161	0.3%
Other Securities		1,633,626,420	21.6%

TOTAL JAPAN		1,659,147,581	21.9%

MALAYSIA — (0.0%)
Other Securities		3,469	0.0%

NETHERLANDS — (1.6%)
Nutreco Holding NV	718,204	44,935,754	0.6%
Other Securities		87,046,787	1.1%

TOTAL NETHERLANDS		131,982,541	1.7%

NEW ZEALAND — (0.4%)
Other Securities		31,124,883	0.4%

NORWAY — (1.4%)
*Sevan Marine ASA	17,137,386	24,809,288	0.3%
Other Securities		95,034,349	1.3%

TOTAL NORWAY		119,843,637	1.6%

PORTUGAL — (0.2%)
Other Securities		13,614,946	0.2%

SINGAPORE — (1.5%)
Other Securities		129,199,807	1.7%

SPAIN — (1.2%)
#Ebro Puleva SA	1,417,872	26,403,602	0.4%
Other Securities		78,368,639	1.0%

TOTAL SPAIN		104,772,241	1.4%

SWEDEN — (3.0%)
#Boliden AB	4,986,751	68,610,132	0.9%
#*Trelleborg AB Series B	6,681,684	48,341,757	0.7%
Other Securities		138,189,622	1.8%

TOTAL SWEDEN		255,141,511	3.4%

SWITZERLAND — (4.2%)
*Clariant AG	4,668,293	64,409,347	0.9%
Helvetia Holding AG	88,673	27,095,001	0.4%
Other Securities		260,963,692	3.4%

TOTAL SWITZERLAND		352,468,040	4.7%

UNITED KINGDOM — (15.3%)
Amlin P.L.C.	9,708,370	55,547,501	0.7%
Bellway P.L.C.	3,481,205	39,965,187	0.5%
*Bovis Homes Group P.L.C.	4,184,856	27,151,954	0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Brit Insurance Holdings NV	2,794,855	$33,875,491	0.4%
Catlin Group, Ltd. P.L.C.	8,508,243	45,763,916	0.6%
*Cookson Group P.L.C.	3,902,119	33,441,504	0.4%
DS Smith P.L.C.	12,895,987	26,473,170	0.4%
Greene King P.L.C.	5,267,643	36,556,672	0.5%
Hiscox, Ltd. P.L.C.	10,648,017	54,209,710	0.7%
Meggitt P.L.C.	13,218,834	62,899,404	0.8%
Millennium & Copthorne Hotels P.L.C.	5,069,910	36,539,871	0.5%
Mondi P.L.C.	7,958,099	53,718,798	0.7%
*Persimmon P.L.C.	6,879,478	50,023,182	0.7%
Tomkins P.L.C.	13,336,659	50,454,191	0.7%
*Travis Perkins P.L.C.	3,885,994	50,189,471	0.7%
Other Securities		638,435,493	8.4%

TOTAL UNITED KINGDOM		1,295,245,515	17.1%

TOTAL COMMON STOCKS		7,491,011,485	99.0%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		3,358,744	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		—	0.0%

CANADA — (0.0%)
Other Securities		131,902	0.0%

FRANCE — (0.0%)
Other Securities		2,006,196	0.0%

HONG KONG — (0.0%)
Other Securities		780,944	0.0%

ITALY — (0.0%)
Other Securities		45,238	0.0%

SWEDEN — (0.0%)
Other Securities		47,551	0.0%

SWITZERLAND — (0.0%)
Other Securities		75,513	0.0%

UNITED KINGDOM — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		3,087,344	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $44,560,000 FNMA 4.00%, 12/15/38, valued at $46,398,100) to be repurchased at $45,712,724	$45,712	45,712,000	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (10.9%)
§@DFA Short Term Investment Fund	918,056,137	$918,056,137	12.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $65,581) to be repurchased at $64,296	$64	64,295	0.0%

TOTAL SECURITIES LENDING COLLATERAL		918,120,432	12.1%

TOTAL INVESTMENTS — (100.0%) (Cost $8,664,708,918)		$8,461,290,005	111.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$12,942,775	$554,504,339	—	$567,447,114
Austria	83,838	86,022,491	—	86,106,329
Belgium	32,953	110,270,141	—	110,303,094
Canada	787,681,836	—	—	787,681,836
Denmark	77,940	45,794,487	—	45,872,427
Finland	9,258,615	232,892,514	—	242,151,129
France	658,635	490,440,580	—	491,099,215
Germany	73,240	461,699,203	—	461,772,443
Greece	—	41,206,973	—	41,206,973
Hong Kong	1,195,495	228,028,156	—	229,223,651
Ireland	—	54,093,053	—	54,093,053
Italy	—	281,510,050	—	281,510,050
Japan	9,648,565	1,649,499,016	—	1,659,147,581
Malaysia	—	3,469	—	3,469
Netherlands	—	131,982,541	—	131,982,541
New Zealand	30,379	31,094,504	—	31,124,883
Norway	—	119,843,637	—	119,843,637
Portugal	—	13,614,946	—	13,614,946
Singapore	112,199	129,087,608	—	129,199,807
Spain	—	104,772,241	—	104,772,241
Sweden	1,102,990	254,038,521	—	255,141,511
Switzerland	800,074	351,667,966	—	352,468,040
United Kingdom	11,989,062	1,283,256,453	—	1,295,245,515
Preferred Stocks
Australia	—	3,358,744	—	3,358,744
Rights/Warrants
Australia	—	—	—	—
Canada	131,902	—	—	131,902
France	2,006,196	—	—	2,006,196
Hong Kong	133,105	647,839	—	780,944
Italy	45,238	—	—	45,238
Sweden	47,551	—	—	47,551
Switzerland	75,513	—	—	75,513
United Kingdom	—	—	—	—
Temporary Cash Investments	—	45,712,000	—	45,712,000
Securities Lending Collateral	—	918,120,432	—	918,120,432

TOTAL	$838,128,101	$7,623,161,904	—	$8,461,290,005

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (83.5%)
AUSTRALIA — (5.7%)
Amcor, Ltd.	98,578	$596,572	0.2%
Australia & New Zealand Banking Group, Ltd.	29,839	660,912	0.2%
Macquarie Group, Ltd.	13,345	608,532	0.2%
Other Securities		19,584,619	6.0%

TOTAL AUSTRALIA		21,450,635	6.6%

AUSTRIA — (0.6%)
Voestalpine AG	16,154	600,876	0.2%
Other Securities		1,839,045	0.6%

TOTAL AUSTRIA		2,439,921	0.8%

BELGIUM — (1.1%)
Other Securities		4,090,716	1.3%

CANADA — (9.7%)
#Bank of Montreal	20,300	1,260,806	0.4%
*Magna International, Inc. Class A	9,280	610,262	0.2%
Sun Life Financial, Inc.	19,778	581,580	0.2%
Suncor Energy, Inc.	29,572	1,011,627	0.3%
Talisman Energy, Inc.	45,748	778,680	0.2%
*Teck Resources, Ltd. Class B	33,100	1,300,799	0.4%
#Toronto Dominion Bank	11,000	817,582	0.2%
Other Securities		30,065,596	9.2%

TOTAL CANADA		36,426,932	11.1%

DENMARK — (0.9%)
Other Securities		3,611,328	1.1%

FINLAND — (1.6%)
UPM-Kymmene Oyj	49,028	703,595	0.2%
Other Securities		5,309,881	1.6%

TOTAL FINLAND		6,013,476	1.8%

FRANCE — (5.7%)
BNP Paribas SA	14,324	983,862	0.3%
Compagnie de Saint-Gobain SA	15,834	781,653	0.2%
Compagnie Generale des Establissements Michelin SA Series B	8,950	648,378	0.2%
Lafarge SA	8,284	600,609	0.2%
Other Securities		18,328,643	5.6%

TOTAL FRANCE		21,343,145	6.5%

GERMANY — (4.4%)
Deutsche Bank AG	20,528	1,409,863	0.4%
#E.ON AG	18,237	674,479	0.2%
#*Infineon Technologies AG ADR	88,444	619,108	0.2%
Other Securities		13,910,977	4.3%

TOTAL GERMANY		16,614,427	5.1%

GREECE — (0.7%)
Other Securities		2,752,551	0.9%

HONG KONG — (2.2%)
Other Securities		8,312,715	2.6%

IRELAND — (0.8%)
Other Securities		2,874,655	0.9%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
ITALY — (2.4%)
Other Securities		$8,906,495	2.7%

JAPAN — (17.5%)
*Toyota Motor Corp. Sponsored ADR	7,600	585,884	0.2%
Other Securities		65,238,742	19.9%

TOTAL JAPAN		65,824,626	20.1%

NETHERLANDS — (2.4%)
#*ING Groep NV Sponsored ADR	72,426	642,419	0.2%
Koninklijke Philips Electronics NV	22,955	770,810	0.2%
Other Securities		7,471,457	2.3%

TOTAL NETHERLANDS		8,884,686	2.7%

NEW ZEALAND — (0.3%)
Other Securities		1,138,234	0.4%

NORWAY — (1.2%)
#*DnB NOR ASA Series A	53,292	630,717	0.2%
Other Securities		3,895,717	1.2%

TOTAL NORWAY		4,526,434	1.4%

PORTUGAL — (0.4%)
Other Securities		1,397,553	0.4%

SINGAPORE — (1.4%)
Other Securities		5,333,894	1.6%

SOUTH AFRICA — (0.0%)
Other Securities		79,104	0.0%

SPAIN — (1.8%)
#Banco Santander SA	71,865	913,790	0.3%
#Banco Santander SA Sponsored ADR	49,963	616,543	0.2%
Other Securities		5,397,590	1.6%

TOTAL SPAIN		6,927,923	2.1%

SWEDEN — (2.2%)
Other Securities		8,220,985	2.5%

SWITZERLAND — (4.8%)
Credit Suisse Group AG	13,655	626,734	0.2%
*Holcim, Ltd. AG	21,970	1,637,174	0.5%
#Swatch Group AG	2,763	809,459	0.3%
*Swiss Reinsurance Co., Ltd. AG	23,898	1,036,419	0.3%
*UBS AG	52,017	805,857	0.2%
Zurich Financial Services AG	6,455	1,431,040	0.4%
Other Securities		11,654,051	3.6%

TOTAL SWITZERLAND		18,000,734	5.5%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	48,414	2,056,430	0.6%
Aviva P.L.C.	128,562	679,629	0.2%
Barclays P.L.C.	140,947	724,929	0.2%
BP P.L.C. Sponsored ADR	18,084	943,081	0.3%
#HSBC Holdings P.L.C. Sponsored ADR	41,857	2,130,103	0.7%
International Power P.L.C.	155,255	785,855	0.2%
Kingfisher P.L.C.	232,192	884,909	0.3%
Legal & General Group P.L.C.	594,171	772,624	0.2%
*Lloyds Banking Group P.L.C.	637,217	637,534	0.2%
Man Group P.L.C.	175,697	648,628	0.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
*Old Mutual P.L.C.	499,092	$880,837	0.3%
Prudential P.L.C.	68,348	600,057	0.2%
Royal Dutch Shell P.L.C. ADR	36,727	2,228,594	0.7%
RSA Insurance Group P.L.C.	351,201	650,031	0.2%
Standard Chartered P.L.C.	26,514	707,250	0.2%
Standard Life P.L.C.	228,627	695,547	0.2%
#Vodafone Group P.L.C. Sponsored ADR	74,937	1,663,601	0.5%
*Wolseley P.L.C.	25,895	646,727	0.2%
*Xstrata P.L.C.	91,577	1,507,063	0.5%
Other Securities		39,359,204	12.0%

TOTAL UNITED KINGDOM		59,202,633	18.1%

TOTAL COMMON STOCKS		314,373,802	96.2%

PREFERRED STOCKS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		56,697	0.0%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		870	0.0%

NORWAY — (0.0%)
Other Securities		3,850	0.0%

SPAIN — (0.0%)
Other Securities		661	0.0%

SWITZERLAND — (0.0%)
Other Securities		1,360	0.0%

TOTAL RIGHTS/WARRANTS		6,741	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.3%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,020,000 FHLMC 5.00%, 10/15/24, valued at $1,095,225) to be repurchased at $1,076,017	$1,076	1,076,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (16.2%)
§@DFA Short Term Investment Fund	55,071,396	55,071,396	16.8%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $1,959) to be repurchased at $1,934	$2	1,934	0.0%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $6,154,937) to be repurchased at $6,034,348	$6,034	$6,034,252	1.9%

TOTAL SECURITIES LENDING COLLATERAL		61,107,582	18.7%

TOTAL INVESTMENTS — (100.0%) (Cost $304,365,313)		$376,620,822	115.2%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$465,553	$20,985,082	—	$21,450,635
Austria	—	2,439,921	—	2,439,921
Belgium	281,418	3,809,298	—	4,090,716
Canada	36,426,932	—	—	36,426,932
Denmark	17,869	3,593,459	—	3,611,328
Finland	41,384	5,972,092	—	6,013,476
France	1,305,710	20,037,435	—	21,343,145
Germany	3,178,895	13,435,532	—	16,614,427
Greece	203,067	2,549,484	—	2,752,551
Hong Kong	14,110	8,298,605	—	8,312,715
Ireland	600,805	2,273,850	—	2,874,655
Italy	610,178	8,296,317	—	8,906,495
Japan	3,628,046	62,196,580	—	65,824,626
Netherlands	2,238,429	6,646,257	—	8,884,686
New Zealand	10,179	1,128,055	—	1,138,234
Norway	44,166	4,482,268	—	4,526,434
Portugal	—	1,397,553	—	1,397,553
Singapore	—	5,333,894	—	5,333,894
South Africa	79,104	—	—	79,104
Spain	2,248,069	4,679,854	—	6,927,923
Sweden	310,078	7,910,907	—	8,220,985
Switzerland	1,604,915	16,395,819	—	18,000,734
United Kingdom	8,882,259	50,320,374	—	59,202,633
Preferred Stocks
Australia	—	56,697	—	56,697
Rights/Warrants
Hong Kong	870	—	—	870
Norway	—	3,850	—	3,850
Spain	661	—	—	661
Switzerland	1,360	—	—	1,360
Temporary Cash Investments	—	1,076,000	—	1,076,000
Securities Lending Collateral	—	61,107,582	—	61,107,582

TOTAL	$62,194,057	$314,426,765	—	$376,620,822

See accompanying Notes to Financial Statements.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$2,131,251,378

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,018,192,914)	$2,131,251,378

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$2,131,251,378	—	—	$2,131,251,378

EMERGING MARKETS SMALL CAP PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$1,403,317,270

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $991,218,120)	$1,403,317,270

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,403,317,270	—	—	$1,403,317,270

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.3%)
BRAZIL — (4.9%)
Petroleo Brasileiro SA ADR	462,510	$19,624,299	0.6%
#*Vale SA Sponsored ADR	708,190	21,691,860	0.7%
Other Securities		135,266,718	4.1%

TOTAL BRAZIL		176,582,877	5.4%

CHILE — (2.1%)
Other Securities		73,466,908	2.2%

CHINA — (11.2%)
Bank of China, Ltd.	27,871,000	14,347,577	0.4%
China Construction Bank Corp.	20,169,000	16,404,205	0.5%
#China Life Insurance Co., Ltd. ADR	159,456	10,777,631	0.3%
China Mobile, Ltd. Sponsored ADR	502,001	24,547,849	0.7%
#CNOOC, Ltd. ADR	116,476	20,490,458	0.6%
Industrial & Commercial Bank of China, Ltd.	22,679,000	16,529,532	0.5%
PetroChina Co., Ltd. ADR	129,733	14,936,160	0.5%
Other Securities		284,562,439	8.7%

TOTAL CHINA		402,595,851	12.2%

CZECH REPUBLIC — (0.5%)
Other Securities		18,561,095	0.6%

HUNGARY — (1.0%)
*MOL Hungarian Oil & Gas NYRT	83,994	8,505,177	0.3%
#*OTP Bank NYRT	488,536	17,172,758	0.5%
Other Securities		8,352,305	0.2%

TOTAL HUNGARY		34,030,240	1.0%

INDIA — (11.4%)
ICICI Bank, Ltd. Sponsored ADR	396,338	16,852,292	0.5%
Infosys Technologies, Ltd.	225,217	13,736,383	0.4%
Reliance Industries, Ltd.	1,381,092	31,903,508	1.0%
Other Securities		347,414,718	10.6%

TOTAL INDIA		409,906,901	12.5%

INDONESIA — (3.0%)
PT Astra International Tbk	2,085,000	10,774,369	0.3%
PT Bumi Resources Tbk	30,519,500	7,832,528	0.3%
Other Securities		89,035,816	2.7%

TOTAL INDONESIA		107,642,713	3.3%

ISRAEL — (1.7%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	310,616	18,242,478	0.6%
Other Securities		43,241,889	1.3%

TOTAL ISRAEL		61,484,367	1.9%

MALAYSIA — (3.6%)
Malayan Banking Berhad	3,348,300	7,994,244	0.3%
Other Securities		122,413,796	3.7%

TOTAL MALAYSIA		130,408,040	4.0%

MEXICO — (4.7%)
America Movil S.A.B. de C.V. Series L ADR	359,075	18,485,181	0.6%
*Cemex S.A.B. de C.V. Sponsored ADR	1,165,980	13,851,842	0.4%
*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	221,040	10,461,823	0.3%
#Grupo Financiero Banorte S.A.B. de C.V.	2,596,307	10,438,157	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Mexico S.A.B. de C.V. Series B	5,000,219	$13,194,754	0.4%
Other Securities		103,456,625	3.2%

TOTAL MEXICO		169,888,382	5.2%

PHILIPPINES — (0.7%)
Other Securities		23,576,732	0.7%

POLAND — (1.7%)
*Polski Koncern Naftowy Orlen SA	643,094	8,470,953	0.3%
Other Securities		53,275,248	1.6%

TOTAL POLAND		61,746,201	1.9%

RUSSIA — (3.5%)
*Gazprom OAO Sponsored ADR	2,290,420	52,579,373	1.6%
*Lukoil OAO Sponsored ADR	502,859	28,285,373	0.9%
Other Securities		43,839,602	1.3%

TOTAL RUSSIA		124,704,348	3.8%

SOUTH AFRICA — (8.3%)
Gold Fields, Ltd. Sponsored ADR	764,800	10,278,912	0.3%
Impala Platinum Holdings, Ltd.	418,209	11,728,576	0.3%
*MTN Group, Ltd.	1,041,866	15,200,027	0.5%
Naspers, Ltd. Series N	378,717	15,250,956	0.5%
Sanlam, Ltd.	3,530,404	11,490,623	0.3%
Sasol, Ltd. Sponsored ADR	466,600	18,967,290	0.6%
Standard Bank Group, Ltd.	1,234,704	18,773,324	0.6%
Other Securities		195,441,784	5.9%

TOTAL SOUTH AFRICA		297,131,492	9.0%

SOUTH KOREA — (11.4%)
Hana Financial Group, Inc.	256,174	7,967,976	0.2%
#*Hynix Semiconductor, Inc.	351,331	8,892,360	0.3%
#Hyundai Motor Co., Ltd.	103,423	12,613,156	0.4%
KB Financial Group, Inc. ADR	214,911	10,487,657	0.3%
POSCO ADR	163,308	18,316,625	0.6%
Samsung Electronics Co., Ltd.	52,124	39,631,902	1.2%
Shinhan Financial Group Co., Ltd. ADR	114,085	9,713,197	0.3%
Other Securities		300,426,755	9.1%

TOTAL SOUTH KOREA		408,049,628	12.4%

TAIWAN — (11.3%)
Hon Hai Precision Industry Co., Ltd.	3,065,529	14,391,212	0.5%
Taiwan Semiconductor Manufacturing Co., Ltd.	8,292,652	16,229,551	0.5%
Other Securities		372,174,476	11.3%

TOTAL TAIWAN		402,795,239	12.3%

THAILAND — (2.0%)
Other Securities		70,092,998	2.1%

TURKEY — (2.3%)
Turkiye Garanti Bankasi A.S.	1,790,492	8,674,098	0.2%
Other Securities		75,026,990	2.3%

TOTAL TURKEY		83,701,088	2.5%

TOTAL COMMON STOCKS		3,056,365,100	93.0%

PREFERRED STOCKS — (5.7%)
BRAZIL — (5.7%)
Banco Bradesco SA Sponsored ADR	928,382	17,286,473	0.5%
#Cia Vale do Rio Doce	742,386	19,977,607	0.6%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BRAZIL — (Continued)
#Gerdau SA Sponsored ADR	678,100	$11,120,840	0.4%
Itau Unibanco Holding SA ADR	1,648,537	35,740,282	1.1%
Metalurgica Gerdau SA	394,900	7,771,914	0.2%
Petroleo Brasileiro SA ADR	771,966	29,288,390	0.9%
Usinas Siderurgicas de Minas Gerais SA Series A	330,300	10,794,962	0.3%
Other Securities		70,991,898	2.2%

TOTAL BRAZIL		202,972,366	6.2%

CHILE — (0.0%)
Other Securities		359,997	0.0%

INDIA — (0.0%)
Other Securities		6,581	0.0%

TOTAL PREFERRED STOCKS		203,338,944	6.2%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		828	0.0%

CHINA — (0.0%)
Other Securities		306	0.0%

HONG KONG — (0.0%)
Other Securities		21,117	0.0%

INDIA — (0.0%)
Other Securities		16,935	0.0%

INDONESIA — (0.0%)
Other Securities		20,916	0.0%

ISRAEL — (0.0%)
Other Securities		962	0.0%

MALAYSIA — (0.0%)
Other Securities		29,173	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		13,347	0.0%

SOUTH KOREA — (0.0%)
Other Securities		15,273	0.0%

THAILAND — (0.0%)
Other Securities		71,587	0.0%

TOTAL RIGHTS/WARRANTS		190,444	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,200,000 FHLMC 4.00%, 12/15/38, valued at $13,744,500) to be repurchased at $13,540,214	$13,540	13,540,000	0.4%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	299,462,018	$299,462,018	9.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $7,522,557) to be repurchased at $7,375,173	$7,375	7,375,056	0.2%

TOTAL SECURITIES LENDING COLLATERAL		306,837,074	9.3%

TOTAL INVESTMENTS — (100.0%) (Cost $2,745,518,552)		$3,580,271,562	108.9%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$176,582,877	—	—	$176,582,877
Chile	73,466,908	—	—	73,466,908
China	108,373,188	$294,222,663	—	402,595,851
Czech Republic	—	18,561,095	—	18,561,095
Hungary	696,809	33,333,431	—	34,030,240
India	22,853,260	387,053,641	—	409,906,901
Indonesia	5,786,513	101,856,200	—	107,642,713
Israel	21,783,876	39,700,491	—	61,484,367
Malaysia	93,699	130,314,341	—	130,408,040
Mexico	169,888,382	—	—	169,888,382
Philippines	2,153,992	21,422,740	—	23,576,732
Poland	117,788	61,628,413	—	61,746,201
Russia	—	124,704,348	—	124,704,348
South Africa	41,410,513	255,720,979	—	297,131,492
South Korea	54,916,546	353,133,082	—	408,049,628
Taiwan	14,790,676	388,004,563	—	402,795,239
Thailand	69,911,533	181,465	—	70,092,998
Turkey	2,025,464	81,675,624	—	83,701,088
Preferred Stocks
Brazil	202,972,366	—	—	202,972,366
Chile	359,997	—	—	359,997
India	—	6,581	—	6,581
Rights/Warrants
Brazil	828	—	—	828
China	—	306	—	306
Hong Kong	—	21,117	—	21,117
India	—	16,935	—	16,935
Indonesia	20,916	—	—	20,916
Israel	—	962	—	962
Malaysia	6,210	22,963	—	29,173
South Africa	13,347	—	—	13,347
South Korea	9,554	5,719	—	15,273
Thailand	71,587	—	—	71,587
Temporary Cash Investments	—	13,540,000	—	13,540,000
Securities Lending Collateral	—	306,837,074	—	306,837,074

TOTAL	$968,306,829	$2,611,964,733	—	$3,580,271,562

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—		$7,070,955		—	—
Investments at Value (including $0, $0, $370,881 and $1,116,480 of securities on loan, respectively)	$160,782		—		$2,401,703	$7,370,311
Temporary Cash Investments at Value & Cost	3,942		—		9,458	8,737
Collateral Received from Securities on Loan at Value & Cost	—		—		401,877	1,224,981
Cash	37		—		1	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—		—		2,038	8,740
Dividends and Interest	1,453		—		570	1,635
Securities Lending Income	—		—		178	679
Fund Shares Sold	59		7,865		10,282	3,567
Unrealized Gain on Forward Currency Contracts	288		—		—	—
Prepaid Expenses and Other Assets	21		37		36	32

Total Assets	166,582		7,078,857		2,826,143	8,618,682

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—		—		401,877	1,224,981
Investment Securities/Affiliated Investment Companies Purchased	—		238		6,676	4,049
Fund Shares Redeemed	131		7,627		1,117	5,742
Due to Advisor	28		889		663	3,040
Futures Margin Variation	2,918		—		—	—
Unrealized Loss on Forward Currency Contracts	31		—		—	—
Accrued Expenses and Other Liabilities	17		351		135	564

Total Liabilities	3,125		9,105		410,468	1,238,376

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R1 Shares — based on net assets of $0; $0; $41,731 and $0 and shares outstanding of 0; 0; 3,930,988 and 0, respectively	N/A		N/A		$10.62	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Class R2 Shares — based on net assets of $0; $0; $6,282 and $0 and shares outstanding of 0; 0; 561,587 and 0, respectively	N/A		N/A		$11.19	N/A

NUMBER OF SHARES AUTHORIZED	100,000,000	*	100,000,000	*	100,000,000	N/A

Institutional Class Shares — based on net assets of $163,457; $7,069,752; $2,367,662 and $7,380,306 and shares outstanding of 21,813,772; 366,728,973; 151,936,838 and 310,886,970, respectively .	$7.49		$19.28		$15.58	$23.74

NUMBER OF SHARES AUTHORIZED	300,000,000		2,000,000,000		700,000,000	1,700,000,000

Investments in Affiliated Investment Companies at Cost	$—		$5,185,775		$—	$—

Investments at Cost	$160,314		$—		$1,999,611	$6,447,940

NET ASSETS CONSIST OF:
Paid-In Capital	$244,796		$7,305,138		$2,071,570	$6,855,000
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	515		11,559		703	(4,778)
Accumulated Net Realized Gain (Loss)	(89,825)		(2,132,125)		(58,690)	(392,287)
Net Unrealized Foreign Exchange Gain (Loss)	243		—		—	—
Net Unrealized Appreciation (Depreciation)	7,728		1,885,180		402,092	922,371

NET ASSETS	$163,457		$7,069,752		$2,415,675	$7,380,306

*	Share class has not yet commenced operations. See Organization note in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
ASSETS:
Investments at Value (including $448,525, $692,521, $296,372 and $626,630 of securities on loan, respectively)	$2,591,613	$4,781,624	$1,547,477	$3,311,617
Temporary Cash Investments at Value & Cost	8,077	10,187	—	62,446
Collateral Received from Securities on Loan at Value & Cost	473,784	734,440	315,739	676,508
Cash	—	—	60	—
Receivables:
Investment Securities Sold	356	781	2,824	271
Dividends and Interest	1,859	3,334	750	943
Securities Lending Income	84	204	99	523
Fund Shares Sold	41,197	3,995	1,617	22,490
Prepaid Expenses and Other Assets	5	13	6	34

Total Assets	3,116,975	5,534,578	1,868,572	4,074,832

LIABILITIES:
Payables:
Upon Return of Securities Loaned	473,784	734,440	315,739	676,508
Investment Securities Purchased	7,378	1	4	58,295
Fund Shares Redeemed	1,085	2,895	671	4,348
Due to Advisor	366	799	386	943
Loan Payable	—	—	558	—
Accrued Expenses and Other Liabilities	122	242	92	233

Total Liabilities	482,735	738,377	317,450	740,327

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $2,634,240; $4,796,201; $1,551,122 and $3,334,505 and shares outstanding of 256,755,952; 468,848,825; 153,384,748 and 172,396,447, respectively	$10.26	$10.23	$10.11	$19.34

NUMBER OF SHARES AUTHORIZED	1,500,000,000	2,300,000,000	1,000,000,000	1,000,000,000

Investments at Cost	$2,409,736	$4,598,110	$1,465,525	$2,673,569

NET ASSETS CONSIST OF:
Paid-In Capital	$2,529,605	$4,703,764	$1,561,726	$3,036,989
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	4,481	7,529	1,611	2,689
Accumulated Net Realized Gain (Loss)	(81,723)	(98,606)	(94,167)	(343,221)
Net Unrealized Appreciation (Depreciation)	181,877	183,514	81,952	638,048

NET ASSETS	$2,634,240	$4,796,201	$1,551,122	$3,334,505

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
ASSETS:
Investments at Value (including $505,723, $953,963, $286,918 and $897,178 of securities on loan, respectively)	$3,522,661	$2,634,668	$1,461,597	$4,281,445
Temporary Cash Investments at Value & Cost	5,159	2,857	8,656	23,394
Collateral Received from Securities on Loan at Value & Cost	552,779	1,025,409	307,896	969,052
Foreign Currencies at Value	—	—	2,784	13,947
Cash	—	—	15	15
Receivables:
Investment Securities Sold	290	—	—	419
Dividends, Interest and Tax Reclaims	1,206	3,600	6,456	18,391
Securities Lending Income	662	174	271	825
Fund Shares Sold	3,671	1,809	41,004	4,783
Unrealized Gain on Foreign Currency Contracts	—	—	4	8
Prepaid Expenses and Other Assets	30	9	8	6

Total Assets	4,086,458	3,668,526	1,828,691	5,312,285

LIABILITIES:
Payables:
Upon Return of Securities Loaned	552,779	1,025,409	307,896	969,052
Investment Securities Purchased	33	—	10,272	16,871
Fund Shares Redeemed	1,851	2,589	860	1,114
Due to Advisor	1,453	644	314	1,279
Accrued Expenses and Other Liabilities	302	207	142	584

Total Liabilities	556,418	1,028,849	319,484	988,900

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,530,040; $2,639,677; $1,509,207 and $4,323,385 and shares outstanding of 284,757,900; 130,431,669; 81,066,883 and 416,561,017, respectively	$12.40	$20.24	$18.62	$10.38

NUMBER OF SHARES AUTHORIZED	1,500,000,000	700,000,000	500,000,000	2,000,000,000

Investments at Cost	$3,001,603	$2,340,260	$1,324,302	$4,429,619

Foreign Currencies at Cost	$—	$—	$2,774	$13,861

NET ASSETS CONSIST OF:
Paid-In Capital	$3,429,898	$2,550,725	$1,538,251	$4,538,972
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,660	13,666	8,294	27,778
Accumulated Net Realized Gain (Loss)	(423,576)	(219,122)	(174,620)	(95,163)
Net Unrealized Foreign Exchange Gain (Loss)	—	—	(23)	(114)
Net Unrealized Appreciation (Depreciation)	521,058	294,408	137,305	(148,088)

NET ASSETS	$3,530,040	$2,639,677	$1,509,207	$4,323,385

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Small Company Portfolio	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$4,832,636	$122,201	$117,639	$30,036
Temporary Cash Investments at Value & Cost	17,706	—	—	—
Cash	16	—	—	—
Receivables:
Fund Shares Sold	4,539	22	173	—
Prepaid Expenses and Other Assets	7	5	8	7

Total Assets	4,854,904	122,228	117,820	30,043

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	10,000	22	173	—
Fund Shares Redeemed	973	—	—	—
Due to Advisor	1,622	40	43	10
Accrued Expenses and Other Liabilities	251	24	17	7

Total Liabilities	12,846	86	233	17

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $4,842,058; $122,142; $117,587 and $30,026 and shares outstanding of 318,391,671; 8,058,726; 5,107,535 and 1,402,329, respectively	$15.21	$15.16	$23.02	$21.41

NUMBER OF SHARES AUTHORIZED	1,500,000,000	100,000,000	100,000,000	100,000,000

Investments in Affiliated Investment Companies at Cost	$4,492,857	$192,346	$98,963	$29,236

NET ASSETS CONSIST OF:
Paid-In Capital	$4,706,443	$282,739	$136,665	$33,352
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	22,828	851	113	185
Accumulated Net Realized Gain (Loss)	(226,824)	(91,293)	(37,866)	(4,314)
Net Unrealized Foreign Exchange Gain (Loss)	(168)	(10)	(1)	3
Net Unrealized Appreciation (Depreciation)	339,779	(70,145)	18,676	800

NET ASSETS	$4,842,058	$122,142	$117,587	$30,026

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Continental Small Company Portfolio	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$114,722	—	$609,114	—
Investments at Value (including $0, $129,552, $0 and $855,043 of securities on loan, respectively)	—	$806,481	—	$7,497,458
Temporary Cash Investments at Value & Cost	—	2,544	1,777	45,712
Collateral Received from Securities on Loan at Value & Cost	—	136,722	—	918,120
Foreign Currencies at Value	—	3,949	—	18,991
Cash	—	16	—	16
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	249	—	6,793
Dividends, Interest and Tax Reclaims	—	6,645	—	27,630
Securities Lending Income	—	146	—	1,664
Fund Shares Sold	177	7,718	2,091	3,615
Unrealized Gain on Foreign Currency Contracts	—	4	—	41
Prepaid Expenses and Other Assets	7	18	21	73

Total Assets	114,906	964,492	613,003	8,520,113

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	136,722	—	918,120
Investment Securities/Affiliated Investment Companies Purchased	174	4,316	2,018	29,248
Fund Shares Redeemed	3	268	942	2,290
Due to Advisor	39	237	12	4,138
Accrued Expenses and Other Liabilities	21	68	13	447

Total Liabilities	237	141,611	2,985	954,243

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Cass Shares — based on net assets of $114,669; $822,881; $610,018 and $7,565,870 and shares outstanding of 7,296,420; 169,488,889; 81,071,412 and 471,368,658, respectively	$15.72	$4.86	$7.52	$16.05

NUMBER OF SHARES AUTHORIZED	100,000,000	700,000,000	500,000,000	2,300,000,000

Investments in Affiliated Investment Companies at Cost	$110,895	$—	$509,112	$—

Investments at Cost	$—	$991,256	$—	$7,700,876

Foreign Currencies at Cost	$—	$3,924	$—	$18,910

NET ASSETS CONSIST OF:
Paid-In Capital	$135,619	$1,119,932	$520,754	$7,708,449
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	351	(34,727)	986	28,661
Accumulated Net Realized Gain (Loss)	(25,166)	(77,518)	(11,724)	32,366
Net Unrealized Foreign Exchange Gain (Loss)	38	(56)	—	(269)
Net Unrealized Appreciation (Depreciation)	3,827	(184,750)	100,002	(203,337)

NET ASSETS	$114,669	$822,881	$610,018	$7,565,870

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	International Vector Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio	Emerging Markets Core Equity Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,131,251	$1,403,317	—
Investments at Value (including $56,256, $0, $0 and $285,258 of securities on loan, respectively)	$314,437	—	—	$3,259,894
Temporary Cash Investments at Value & Cost	1,076	—	—	13,540
Collateral Received from Securities on Loan at Value & Cost	61,108	—	—	306,837
Foreign Currencies at Value	1,110	—	—	7,220
Cash	16	—	—	12,600
Receivables:
Investment Securities/Affiliated Investment Companies Sold	83	—	—	3,704
Dividends, Interest and Tax Reclaims	1,287	—	—	7,414
Securities Lending Income	60	—	—	255
Fund Shares Sold	10,761	2,426	2,320	19,245
Unrealized Gain on Foreign Currency Contracts	—	—	—	1
Prepaid Expenses and Other Assets	5	25	16	234

Total Assets	389,943	2,133,702	1,405,653	3,630,944

LIABILITIES:
Payables:
Upon Return of Securities Loaned	61,108	—	—	306,837
Investment Securities/Affiliated Investment Companies Purchased	1,624	1,223	1,995	32,183
Fund Shares Redeemed	74	1,203	325	1,062
Due to Advisor	120	721	518	1,476
Deferred Thailand Capital Gains Tax	—	—	—	2,890
Accrued Expenses and Other Liabilities	16	144	63	212

Total Liabilities	62,942	3,291	2,901	344,660

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $327,001; $2,130,411; $1,402,752 and $3,286,284 and shares outstanding of 33,096,172; 75,287,304; 67,427,215 and 172,177,302, respectively	$9.88	$28.30	$20.80	$19.09

NUMBER OF SHARES AUTHORIZED	500,000,000	500,000,000	500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$1,018,193	$991,218	$—

Investments at Cost	$242,182	$—	$—	$2,425,141

Foreign Currencies at Cost	$1,102	$—	$—	$7,171

NET ASSETS CONSIST OF:
Paid-In Capital	$255,786	$905,033	$945,794	$2,518,376
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,038	7,906	4,504	10,573
Accumulated Net Realized Gain (Loss)	(3,078)	107,084	41,328	(74,677)
Deferred Thailand Capital Gains Tax	—	(2,701)	(915)	(2,890)
Net Unrealized Foreign Exchange Gain (Loss)	(8)	31	(58)	100
Net Unrealized Appreciation (Depreciation)	72,263	1,113,058	412,099	834,802

NET ASSETS	$327,001	$2,130,411	$1,402,752	$3,286,284

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio	U.S. Large Cap Value Portfolio*	U.S. Targeted Value Portfolio	U.S. Small Cap Value Portfolio
Investment Income
Dividends	$47	$54,057	$8,015	$24,361
Interest	1,101	18	8	19
Income from Securities Lending	—	1,934	776	3,269
Expenses Allocated from Affiliated Investment Company	—	(3,790)	—	—

Total Investment Income	1,148	52,219	8,799	27,649

Expenses
Investment Advisory Services Fees	42	—	919	6,359
Administrative Services Fees	126	4,883	2,297	9,538
Accounting & Transfer Agent Fees	20	53	112	362
S&P 500® Fees	4	—	—	—
Shareholder Servicing Fees —
Class R1 Shares	—	—	18	—
Class R2 Shares	—	—	5	—
Custodian Fees	6	—	20	49
Filing Fees	14	88	60	37
Shareholders’ Reports	5	113	41	145
Directors’/Trustees’ Fees & Expenses	1	36	10	38
Professional Fees	3	44	24	100
Other	4	31	14	66

Total Expenses	225	5,248	3,520	16,694

Net Investment Income (Loss)	923	46,971	5,279	10,955

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	909	309,269	25,260	195,400
Futures	17,911	—	(256)	—
Foreign Currency Transactions	1,021	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	979,704	500,501	1,701,730
Futures	5,556	—	—	—
Translation of Foreign Currency Denominated Amounts	204	—	—	—

Net Realized and Unrealized Gain (Loss)	24,195	1,288,973	525,505	1,897,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,118	$1,335,944	$530,784	$1,908,085

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Core Equity 1 Portfolio	U.S. Core Equity 2 Portfolio	U.S. Vector Equity Portfolio	U.S. Small Cap Portfolio
Investment Income
Dividends	$18,232	$31,799	$8,279	$12,397
Interest	7	9	3	11
Income from Securities Lending	639	1,519	725	3,024

Total Investment Income	18,878	33,327	9,007	15,432

Expenses
Investment Advisory Services Fees	1,950	4,320	2,046	429
Administrative Services Fees	—	—	—	4,581
Accounting & Transfer Agent Fees	136	248	85	169
Custodian Fees	19	34	20	32
Filing Fees	114	162	58	50
Shareholders’ Reports	22	49	23	60
Directors’/Trustees’ Fees & Expenses	13	24	7	17
Professional Fees	31	59	17	41
Other	17	30	11	30

Total Expenses	2,302	4,926	2,267	5,409

Net Investment Income (Loss)	16,576	28,401	6,740	10,023

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	859	(1,476)	1,131	76,804
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	410,703	844,619	314,030	676,011

Net Realized and Unrealized Gain (Loss)	411,562	843,143	315,161	752,815

Net Increase (Decrease) in Net Assets Resulting from Operations	$428,138	$871,544	$321,901	$762,838

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Micro Cap Portfolio	DFA Real Estate Securities Portfolio	Large Cap International Portfolio	International Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $0, $1,698 and $4,100, respectively)	$13,368	$ 38,622	$19,031	$48,171
Interest	3	20	6	26
Income from Securities Lending	3,246	1,422	742	2,945

Total Investment Income	16,617	40,064	19,779	51,142

Expenses
Investment Advisory Services Fees	1,571	3,457	1,791	7,052
Administrative Services Fees	6,285	—	—	—
Accounting & Transfer Agent Fees	185	137	92	235
Custodian Fees	27	10	85	318
Filing Fees	24	57	39	153
Shareholders’ Reports	81	65	47	56
Directors’/Trustees’ Fees & Expenses	19	13	8	23
Professional Fees	49	30	21	57
Other	31	30	18	39

Total Expenses	8,272	3,799	2,101	7,933

Net Investment Income (Loss)	8,345	36,265	17,678	43,209

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	6,644	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	96,583	(25,226)	(4,108)	3,222
Foreign Currency Transactions	—	—	110	(28)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	724,671	673,476	46,839	202,998
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(156)

Net Realized and Unrealized Gain (Loss)	821,254	654,894	42,777	206,036

Net Increase (Decrease) in Net Assets Resulting from Operations	$829,599	$691,159	$60,455	$249,245

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Small Company Portfolio*	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $3,682, $92, $32 and $2, respectively)	$45,750	$1,229	$1,421	$390
Interest	13	—	1	—
Income from Securities Lending	4,808	135	157	3
Expenses Allocated from Affiliated Investment Company	(3,047)	(75)	(85)	(18)

Total Net Investment Income Received from Affiliated Investment Companies	47,524	1,289	1,494	375

Fund Investment Income
Interest	8	—	—	—

Total Fund Investment Income	8	—	—	—

Fund Expenses
Administrative Services Fees	8,980	225	220	57
Accounting & Transfer Agent Fees	39	7	7	7
Filing Fees	50	10	12	9
Shareholders’ Reports	85	2	3	1
Directors’/Trustees’ Fees & Expenses	25	1	1	—
Professional Fees	31	1	1	1
Other	21	2	1	1

Total Expenses	9,231	248	245	76
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	12	(10)

Net Expenses	9,231	248	257	66

Net Investment Income (Loss)	38,301	1,041	1,237	309

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(10,021)	1,476	(1,127)
Foreign Currency Transactions	(206)	10	1	(5)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	358,485	16,554	10,894	3,382
Translation of Foreign Currency Denominated Amounts .	(407)	(26)	(11)	(2)

Net Realized and Unrealized Gain (Loss)	367,396	6,517	12,360	2,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$405,697	$7,558	$13,597	$2,557

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Continental Small Company Portfolio*	DFA International Real Estate Securities Portfolio	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $158, $0, $0 and $0 , respectively)	$955	—	—	—
Income Distributions Received from Affiliated Investment Company	—	—	$27,036	—
Interest	—	—	1	—
Income from Securities Lending	147	—	—	—
Expenses Allocated from Affiliated Investment Company	(77)	—	—	—

Total Net Investment Income Received from Affiliated Investment Companies	1,025	—	27,037	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $1,847, $0 and $6,647, respectively)	—	$20,226	—	$69,425
Interest	—	3	—	21
Income from Securities Lending	—	622	—	5,673

Total Fund Investment Income	—	20,851	—	75,119

Fund Expenses
Investment Advisory Services Fees	—	1,358	—	22,990
Administrative Services Fees	228	—	892	—
Accounting & Transfer Agent Fees	7	55	10	405
Custodian Fees	—	64	—	536
Filing Fees	12	25	12	47
Shareholders’ Reports	3	29	4	124
Directors’/Trustees’ Fees & Expenses	1	5	3	40
Professional Fees	1	10	5	110
Other	2	12	2	85

Total Expenses	254	1,558	928	24,337
Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	—	—	(829)	—

Net Expenses	254	1,558	99	24,337

Net Investment Income (Loss)	771	19,293	26,938	50,782

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(869)	(27,751)	(4,518)	67,551
Foreign Currency Transactions	(13)	224	—	(1,569)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	5,635	34,398	67,777	441,529
Translation of Foreign Currency Denominated Amounts	(8)	(155)	—	(267)

Net Realized and Unrealized Gain (Loss)	4,745	6,716	63,259	507,244

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,516	$26,009	$90,197	$558,026

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	International Vector Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*	Emerging Markets Core Equity Portfolio
Investment Income
Dividends (Net of Foreign Taxes Withheld of $274, $1,909, $962 and $2,409, respectively)	$3,053	$18,344	$10,848	$23,597
Interest	2	3	3	8
Income from Securities Lending	217	858	1,020	1,547
Expenses Allocated from Affiliated Investment Companies	—	(1,809)	(1,828)	—

Total Investment Income	3,272	17,396	10,043	25,152

Expenses
Investment Advisory Services Fees	653	—	—	7,974
Administrative Services Fees	—	4,205	2,825	—
Accounting & Transfer Agent Fees	29	22	15	172
Custodian Fees	37	—	—	787
Filing Fees	12	28	23	59
Shareholders’ Reports	5	51	22	55
Directors’/Trustees’ Fees & Expenses	2	12	7	16
Professional Fees	3	16	9	48
Other	3	12	7	25

Total Expenses	744	4,346	2,908	9,136

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	28	—	—	—

Net Expenses	772	4,346	2,908	9,136

Net Investment Income (Loss)	2,500	13,050	7,135	16,016

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	764	106,949	79,388	15,828
Foreign Currency Transactions	(23)	392	31	204
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	17,680	157,645	132,629	385,783
Translation of Foreign Currency Denominated Amounts	(12)	(33)	(133)	24
Change in Deferred Thailand Capital Gains Tax	—	(629)	(345)	(1,058)

Net Realized and Unrealized Gain (Loss)	18,409	264,324	211,570	400,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,909	$277,374	$218,705	$416,797

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s respective Master Fund (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Value Portfolio		U.S. Targeted Value Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$923	$1,409	$46,971	$113,440	$5,279	$13,400
Net Realized Gain (Loss) on:
Investment Securities Sold	909	(24,217)	309,269	(2,244,299)	25,260	(80,571)
Futures	17,911	25,750	—	—	(256)	(823)
Foreign Currency Transactions	1,021	(1,379)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	(1,406)	2,720	979,704	2,728,048	500,501	244,441
Futures	5,556	1,705	—	—	—	(3)
Translation of Foreign Currency Denominated Amounts	204	39	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	25,118	6,027	1,335,944	597,189	530,784	176,444

Distributions From:
Net Investment Income:
Class R1 Shares	—	—	—	—	(158)	(424)
Class R2 Shares	—	—	—	—	(12)	(27)
Institutional Class Shares	(693)	(17,802)	(48,952)	(123,996)	(5,762)	(13,728)
Net Short-Term Gains:
Institutional Class Shares	—	(1,762)	—	(6,242)	—	—

Total Distributions	(693)	(19,564)	(48,952)	(130,238)	(5,932)	(14,179)

Capital Share Transactions (1):
Shares Issued	7,345	58,709 *	646,256	1,807,041	584,632	850,582
Shares Issued in Lieu of Cash Distributions	664	18,404	44,891	117,409	5,495	13,641
Shares Redeemed	(34,208)	(98,676)	(772,039)	(1,858,197)	(183,064)	(425,490)

Net Increase (Decrease) from Capital Share Transactions	(26,199)	(21,563)	(80,892)	66,253	407,063	438,733

Total Increase (Decrease) in Net Assets	(1,774)	(35,100)	1,206,100	533,204	931,915	600,998
Net Assets
Beginning of Period	165,231	200,331	5,863,652	5,330,448	1,483,760	882,762

End of Period	$163,457	$165,231	$7,069,752	$5,863,652	$2,415,675	$1,483,760

(1) Shares Issued and Redeemed:
Shares Issued	1,032	9,053	36,691	140,615	41,395	88,462
Shares Issued in Lieu of Cash Distributions	97	3,392	2,626	10,018	440	1,442
Shares Redeemed	(4,806)	(17,904)	(43,485)	(145,245)	(13,570)	(44,353)

Net Increase (Decrease) from Shares Issued and Redeemed	(3,677)	(5,459)	(4,168)	5,388	28,265	45,551

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$515	$285	$11,559	$13,540	$703	$1,308

*	Includes $7,414 in capital contributions related to the liquidation of The Enhanced U.S. Large Company Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio		U.S. Core Equity 2 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$10,955	$16,559	$16,576	$31,729	$28,401	$55,180
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	195,400	(373,304)	859	(60,672)	(1,476)	(38,804)
Futures	—	570	—	683	—	3,212
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	1,701,730	602,920	410,703	253,827	844,619	375,912
Futures	—	—	—	(2)	—	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,908,085	246,745	428,138	225,565	871,544	395,499

Distributions From:
Net Investment Income:
Institutional Class Shares	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Total Distributions	(18,712)	(69,882)	(12,483)	(31,598)	(21,610)	(55,009)

Capital Share Transactions (1):
Shares Issued	550,662	1,293,768 *	463,893	1,158,480	506,878	1,847,067
Shares Issued in Lieu of Cash Distributions	17,944	67,125	11,082	30,660	21,242	54,122
Shares Redeemed	(747,332)	(1,372,042)	(245,973)	(714,086)	(386,178)	(938,382)

Net Increase (Decrease) from Capital Share Transactions	(178,726)	(11,149)	229,002	475,054	141,942	962,807

Total Increase (Decrease) in Net Assets	1,710,647	165,714	644,657	669,021	991,876	1,303,297
Net Assets
Beginning of Period	5,669,659	5,503,945	1,989,583	1,320,562	3,804,325	2,501,028

End of Period	$7,380,306	$5,669,659	$2,634,240	$1,989,583	$4,796,201	$3,804,325

(1) Shares Issued and Redeemed:
Shares Issued	26,413	72,979	48,677	160,998	54,294	258,455
Shares Issued in Lieu of Cash Distributions	940	4,580	1,194	4,155	2,326	7,485
Shares Redeemed	(36,947)	(94,264)	(26,042)	(101,230)	(41,285)	(135,979)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,594)	(16,705)	23,829	63,923	15,335	129,961

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$(4,778)	$2,918	$4,481	$373	$7,529	$698

*	Includes $28,400 in capital contributions related to the liquidation of The U.S. Small Cap Value Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio		U.S. Micro Cap Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,740	$14,733	$10,023	$10,818	$8,345	$10,509
Net Realized Gain (Loss) on:
Investment Securities Sold/Affiliated Investment Company Shares Sold	1,131	(80,019)	76,804	(68,079)	96,583	(190,350)
Futures	—	407	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities/Affiliated Investment Company Shares	314,030	173,818	676,011	284,014	724,671	168,490

Net Increase (Decrease) in Net Assets Resulting from Operations	321,901	108,939	762,838	226,753	829,599	(11,351)

Distributions From:
Net Investment Income:
Institutional Class Shares	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Total Distributions	(7,024)	(16,454)	(11,114)	(26,412)	(8,785)	(57,816)

Capital Share Transactions (1):
Shares Issued	206,096	508,175	389,090	877,915 *	154,117	588,720 **
Shares Issued in Lieu of Cash Distributions	6,933	16,189	10,327	24,690	8,460	56,003
Shares Redeemed	(154,898)	(289,358)	(338,637)	(647,794)	(271,716)	(681,416)

Net Increase (Decrease) from Capital Share Transactions	58,131	235,006	60,780	254,811	(109,139)	(36,693)

Total Increase (Decrease) in Net Assets	373,008	327,491	812,504	455,152	711,675	(105,860)
Net Assets
Beginning of Period	1,178,114	850,623	2,522,001	2,066,849	2,818,365	2,924,225

End of Period	$1,551,122	$1,178,114	$3,334,505	$2,522,001	$3,530,040	$2,818,365

(1) Shares Issued and Redeemed:
Shares Issued	22,753	74,700	22,165	67,035	14,397	53,716
Shares Issued in Lieu of Cash Distributions	799	2,427	641	2,058	823	6,981
Shares Redeemed	(16,941)	(44,108)	(19,798)	(54,475)	(24,921)	(84,421)

Net Increase (Decrease) from Shares Issued and Redeemed	6,611	33,019	3,008	14,618	(9,701)	(23,724)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$1,611	$1,895	$2,689	$3,780	$2,660	$3,100

*	Includes $8,355 in capital contributions related to the liquidation of The U.S. Small Cap Series. See Organization note within the Notes to Financial Statements.
**	Includes $11,529 in capital contributions related to the liquidation of The U.S. Micro Cap Series. See Organization note within the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Real Estate Securities Portfolio		Large Cap International Portfolio		International Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$36,265	$69,730	$17,678	$36,172	$43,209	$77,941
Capital Gain Distributions Received from Investment Securities	6,644	16,169	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold	(25,226)	(106,626)	(4,108)	(150,602)	3,222	(83,575)
Futures	—	(1,065)	—	919	—	(2,556)
Foreign Currency Transactions	—	—	110	951	(28)	1,319
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	673,476	92,786	46,839	374,243	202,998	928,934
Futures	—	(10)	—	—	—	(15)
Translation of Foreign Currency Denominated Amounts	—	—	(64)	(64)	(156)	(108)

Net Increase (Decrease) in Net Assets Resulting from Operations	691,159	70,984	60,455	261,619	249,245	921,940

Distributions From:
Net Investment Income:
Institutional Class Shares	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Total Distributions	(38,292)	(95,934)	(14,977)	(32,286)	(17,579)	(77,469)

Capital Share Transactions (1):
Shares Issued	250,745	760,871	217,482	380,682	711,598	1,709,907
Shares Issued in Lieu of Cash Distributions	37,144	93,552	14,424	31,081	16,791	75,441
Shares Redeemed	(319,638)	(557,875)	(132,528)	(483,605)	(336,512)	(911,026)

Net Increase (Decrease) from Capital Share Transactions	(31,749)	296,548	99,378	(71,842)	391,877	874,322

Total Increase (Decrease) in Net Assets	621,118	271,598	144,856	157,491	623,543	1,718,793
Net Assets
Beginning of Period	2,018,559	1,746,961	1,364,351	1,206,860	3,699,842	1,981,049

End of Period	$2,639,677	$2,018,559	$1,509,207	$1,364,351	$4,323,385	$3,699,842

(1) Shares Issued and Redeemed:
Shares Issued	14,303	61,585	11,665	26,226	69,864	227,407
Shares Issued in Lieu of Cash Distributions	2,210	7,388	777	2,085	1,667	9,039
Shares Redeemed	(18,097)	(45,050)	(7,073)	(34,086)	(33,053)	(123,941)

Net Increase (Decrease) from Shares Issued and Redeemed	(1,584)	23,923	5,369	(5,775)	38,478	112,505

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$13,666	$8,197	$8,294	$5,593	$27,778	$2,148

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small Company Portfolio		Japanese Small Company Portfolio		Asia Pacific Small Company Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$38,301	$83,540	$1,041	$1,879	$1,237	$2,525
Net Realized Gain (Loss) on:
Investment Securities Sold	9,524	(110,040)	(10,021)	(14,110)	1,476	(8,877)
Futures	—	592	—	43	—	(89)
Foreign Currency Transactions	(206)	1,180	10	250	1	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	358,485	1,280,471	16,554	37,328	10,894	52,469
Futures	—	1	—	—	—	—
Translation of Foreign Currency Denominated Amounts	(407)	(297)	(26)	(61)	(11)	29

Net Increase (Decrease) in Net Assets Resulting from Operations	405,697	1,255,447	7,558	25,329	13,597	46,080

Distributions From:
Net Investment Income:
Institutional Class Shares	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Total Distributions	(29,422)	(81,118)	(855)	(2,426)	(1,428)	(2,724)

Capital Share Transactions (1):
Shares Issued	529,150	890,444	6,785	18,298	13,574	18,265
Shares Issued in Lieu of Cash Distributions	27,951	77,147	748	2,219	1,261	2,398
Shares Redeemed	(361,182)	(956,429)	(6,152)	(62,735)	(11,270)	(26,210)

Net Increase (Decrease) from Capital Share Transactions	195,919	11,162	1,381	(42,218)	3,565	(5,547)

Total Increase (Decrease) in Net Assets	572,194	1,185,491	8,084	(19,315)	15,734	37,809
Net Assets
Beginning of Period	4,269,864	3,084,373	114,058	133,373	101,853	64,044

End of Period	$4,842,058	$4,269,864	$122,142	$114,058	$117,587	$101,853

(1) Shares Issued and Redeemed:
Shares Issued	36,113	81,822	476	1,589	616	1,318
Shares Issued in Lieu of Cash Distributions	1,975	6,961	54	174	59	196
Shares Redeemed	(24,845)	(89,990)	(437)	(4,937)	(513)	(2,055)

Net Increase (Decrease) from Shares Issued and Redeemed	13,243	(1,207)	93	(3,174)	162	(541)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$22,828	$13,949	$851	$665	$113	$246
See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio		Continental Small Company Portfolio		DFA International Real Estate Securities Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$309	$861	$771	$2,168	$19,293	$32,101
Net Realized Gain (Loss) on:
Investment Securities Sold	(1,127)	(2,247)	(869)	(7,421)	(27,751)	(36,531)
Futures	—	26	—	(137)	—	234
Foreign Currency Transactions	(5)	(10)	(13)	(49)	224	185
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	3,382	9,569	5,635	37,449	34,398	170,229
Futures	—	—	—	(1)	—	—
Translation of Foreign Currency Denominated Amounts	(2)	(6)	(8)	24	(155)	209

Net Increase (Decrease) in Net Assets Resulting from Operations	2,557	8,193	5,516	32,033	26,009	166,427

Distributions From:
Net Investment Income:
Institutional Class Shares	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Total Distributions	(295)	(658)	(408)	(2,087)	(78,863)	(11,227)

Capital Share Transactions (1):
Shares Issued	1,528	4,137	6,451	14,850	147,562	331,853
Shares Issued in Lieu of Cash Distributions	234	556	361	1,874	78,275	11,113
Shares Redeemed	(1,861)	(10,248)	(8,177)	(29,732)	(92,431)	(150,317)

Net Increase (Decrease) from Capital Share Transactions	(99)	(5,555)	(1,365)	(13,008)	133,406	192,649

Total Increase (Decrease) in Net Assets	2,163	1,980	3,743	16,938	80,552	347,849
Net Assets
Beginning of Period	27,863	25,883	110,926	93,988	742,329	394,480

End of Period	$30,026	$27,863	$114,669	$110,926	$822,881	$742,329

(1) Shares Issued and Redeemed:
Shares Issued	77	288	417	1,344	30,255	82,981
Shares Issued in Lieu of Cash Distributions	12	36	23	148	16,761	3,104
Shares Redeemed	(92)	(733)	(529)	(2,868)	(19,208)	(38,756)

Net Increase (Decrease) from Shares Issued and Redeemed	(3)	(409)	(89)	(1,376)	27,808	47,329

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$185	$171	$351	$(12)	$(34,727)	$24,078

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$26,938	$7,504	$50,782	$118,909	$2,500	$4,181
Net Realized Gain (Loss) on:
Investment Securities Sold	(4,518)	(6,921)	67,551	(20,925)	764	(3,551)
Futures	—	—	—	(9,031)	—	(232)
Foreign Currency Transactions	—	—	(1,569)	(2,189)	(23)	(23)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	67,777	66,893	441,529	1,907,503	17,680	71,485
Futures	—	—	—	(28)	—	(1)
Translation of Foreign Currency Denominated Amounts	—	—	(267)	(469)	(12)	(11)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,197	67,476	558,026	1,993,770	20,909	71,848

Distributions From:
Net Investment Income:
Institutional Class Shares	(30,870)	(2,346)	(34,172)	(105,935)	(1,177)	(3,671)
Net Short-Term Gains:
Institutional Class Shares	—	(24)	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	—	—	—	(25,433)	—	—

Total Distributions	(30,870)	(2,370)	(34,172)	(131,368)	(1,177)	(3,671)

Capital Share Transactions (1):
Shares Issued	150,986	345,457	828,067	1,516,998	65,221	203,871
Shares Issued in Lieu of Cash Distributions	30,424	2,351	31,656	123,396	1,128	3,533
Shares Redeemed	(63,221)	(71,084)	(677,664)	(1,442,587)	(21,624)	(79,811)

Net Increase (Decrease) from Capital Share Transactions	118,189	276,724	182,059	197,807	44,725	127,593

Total Increase (Decrease) in Net Assets	177,516	341,830	705,913	2,060,209	64,457	195,770
Net Assets
Beginning of Period	432,502	90,672	6,859,957	4,799,748	262,544	66,774

End of Period	$610,018	$432,502	$7,565,870	$6,859,957	$327,001	$262,544

(1) Shares Issued and Redeemed:
Shares Issued	21,632	62,358	53,650	132,410	6,772	30,203
Shares Issued in Lieu of Cash Distributions	4,617	445	2,126	10,640	120	455
Shares Redeemed	(9,212)	(13,777)	(44,335)	(126,703)	(2,270)	(12,091)

Net Increase (Decrease) from Shares Issued and Redeemed	17,037	49,026	11,441	16,347	4,622	18,567

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$986	$4,918	$28,661	$11,837	$2,038	$715

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio		Emerging Markets Small Cap Portfolio		Emerging Markets Core Equity Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$13,050	$33,922	$7,135	$15,885	$16,016	$36,040
Net Realized Gain (Loss) on:
Investment Securities Sold	106,949	37,268	79,388	(15,114)	15,828	(25,567)
Futures	—	(2,712)	—	(630)	—	(873)
Foreign Currency Transactions	392	(28)	31	(178)	204	(297)
In-Kind Redemptions	—	17,805 *	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	157,645	592,684	132,629	522,143	385,783	981,322
Futures	—	(30)	—	(9)	—	(4)
Translation of Foreign Currency Denominated Amounts	(33)	196	(133)	168	24	33
Change in Deferred Thailand Capital Gains Tax	(629)	(1,264)	(345)	(785)	(1,058)	(1,800)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,374	677,841	218,705	521,480	416,797	988,854

Distributions From:
Net Investment Income:
Institutional Class Shares	(8,451)	(33,127)	(4,954)	(16,832)	(12,107)	(29,028)
Net Short-Term Gains:
Institutional Class Shares	(2,485)	—	—	—	—	—
Net Long-Term Gains:
Institutional Class Shares	(29,814)	(20,948)	—	—	—	—

Total Distributions	(40,750)	(54,075)	(4,954)	(16,832)	(12,107)	(29,028)

Capital Share Transactions (1):
Shares Issued	199,848	448,802	204,267	278,046	710,034	935,028
Shares Issued in Lieu of Cash Distributions	36,943	48,701	4,241	15,192	11,322	27,561
Shares Redeemed	(309,292)	(663,241)*	(153,465)	(211,257)	(294,797)	(622,906)

Net Increase (Decrease) from Capital Share Transactions	(72,501)	(165,738)	55,043	81,981	426,559	339,683

Total Increase (Decrease) in Net Assets	164,123	458,028	268,794	586,629	831,249	1,299,509
Net Assets
Beginning of Period	1,966,288	1,508,260	1,133,958	547,329	2,455,035	1,155,526

End of Period	$2,130,411	$1,966,288	$1,402,752	$1,133,958	$3,286,284	$2,455,035

(1) Shares Issued and Redeemed:
Shares Issued	7,331	23,617	10,223	23,468	38,884	84,048
Shares Issued in Lieu of Cash Distributions	1,384	2,705	223	1,244	636	2,073
Shares Redeemed	(11,370)	(36,851)	(8,009)	(18,390)	(16,268)	(54,153)

Net Increase (Decrease) from Shares Issued and Redeemed	(2,655)	(10,529)	2,437	6,322	23,252	31,968

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,906	$3,281	$4,504	$2,323	$10,573	$6,664

*	See Note M in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$6.48		$6.47		$10.91		$10.95		$9.82		$9.35		$8.42

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.05	(A)	0.39	(A)	0.30	(A)	0.12	(A)	0.29		0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.00		0.61		(3.74)		0.45		1.19		0.37		0.94

Total From Investment Operations	1.04		0.66		(3.35)		0.75		1.31		0.66		1.03

Less Distributions
Net Investment Income	(0.03)		(0.59)		(0.36)		(0.36)		(0.18)		(0.19)		(0.10)
Net Realized Gains	—		(0.06)		(0.73)		(0.43)		—		—		—

Total Distributions	(0.03)		(0.65)		(1.09)		(0.79)		(0.18)		(0.19)		(0.10)

Net Asset Value, End of Period	$7.49		$6.48		$6.47		$10.91		$10.95		$9.82		$9.35

Total Return	16.06	%(C)	12.23%		(33.89	)%(C)	7.13%		13.52%		7.08%		12.28%

Net Assets, End of Period (thousands)	$163,457		$165,231		$200,331		$337,050		$347,216		$313,543		$221,744
Ratio of Expenses to Average Net Assets	0.27	%(B)	0.29	%**	0.25	%(B)(D)	0.25	%(D)	0.26	%(D)	0.34	%(D)	0.37	%(D)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	0.86%		4.74	%(B)	2.67%		1.19%		3.11%		0.95%
Portfolio Turnover Rate	51	%(C)	46	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Large Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.81		$14.58		$24.44		$25.40		$21.93		$19.37		$16.14

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.31	(A)	0.36	(A)	0.33	(A)	0.38	(A)	0.30		0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	3.47		1.28		(8.83)		(0.43)		3.50		2.49		3.28

Total From Investment Operations	3.60		1.59		(8.47)		(0.10)		3.88		2.79		3.44

Less Distributions
Net Investment Income	(0.13)		(0.34)		(0.35)		(0.32)		(0.35)		(0.23)		(0.21)
Net Realized Gains	—		(0.02)		(1.04)		(0.54)		(0.06)		—		—

Total Distributions	(0.13)		(0.36)		(1.39)		(0.86)		(0.41)		(0.23)		(0.21)

Net Asset Value, End of Period	$19.28		$15.81		$14.58		$24.44		$25.40		$21.93		$19.37

Total Return	22.89	%(C)	11.76%		(36.63	)%(C)	(0.49)%		17.97%		14.49%		21.48%

Net Assets, End of Period (thousands)	$7,069,752		$5,863,652		$5,330,448		$7,535,552		$6,410,086		$4,046,083		$2,630,361
Ratio of Expenses to Average Net Assets	0.28	%(B)(D)	0.30	%(D)	0.28	%(B)(D)	0.27	%(D)	0.28	%(D)	0.30	%(D)	0.32	%(D)
Ratio of Net Investment Income to Average Net Assets	1.45	%(B)	2.26%		1.86	%(B)	1.28%		1.64%		1.48%		0.89%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, Enhanced U.S. Large Company Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Targeted Value Portfolio- Class R1 Shares	U.S. Targeted Value Portfolio- Class R2 Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Jan. 31, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 30, 2008(a) to Oct. 31, 2008

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$7.98	$7.43	$10.00	$8.42	$7.83	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.02	(A)	0.08	(A)	0.09	(A)	0.02	(A)	0.07	(A)	0.04	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.66	0.59	(2.56)	2.78	0.63	(2.17)

Total From Investment Operations	2.68	0.67	(2.47)	2.80	0.70	(2.13)

Less Distributions
Net Investment Income	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)
Net Realized Gains	—	—	—	—	—	—

Total Distributions	(0.04)	(0.12)	(0.10)	(0.03)	(0.11)	(0.04)

Net Asset Value, End of Period	$10.62	$7.98	$7.43	$11.19	$8.42	$7.83

Total Return	33.70	%(C)	9.36%	(24.96	)%(C)	33.40	%(C)	9.23%	(21.40	)%(C)

Net Assets, End of Period (thousands)	$41,731	$31,393	$25,599	$6,282	$2,930	$1,715
Ratio of Expenses to Average Net Assets	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.49	%(B)	0.52%	0.50	%(B)(E)	0.64	%(B)	0.67%	0.66	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.50	%(B)	1.12%	1.24	%(B)(E)	0.32	%(B)	0.91%	1.35	%(B)(E)
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	6	%(C)	17%	20	%(C)

U.S. Targeted Value Portfolio- Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09	$15.14

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.12	(A)	0.18	(A)	0.20	(A)	0.21	(A)	0.32	0.86
Net Gains (Losses) on Securities (Realized and Unrealized)	3.89	0.88	(4.68)	(1.32)	2.84	1.59	2.88

Total From Investment Operations	3.93	1.00	(4.50)	(1.12)	3.05	1.91	3.74

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.15)	(0.20)	(0.25)	(0.23)	(0.90)
Net Realized Gains	—	—	(0.40)	(1.48)	(1.44)	(1.44)	(0.89)

Total Distributions	(0.05)	(0.14)	(0.55)	(1.68)	(1.69)	(1.67)	(1.79)

Net Asset Value, End of Period	$15.58	$11.70	$10.84	$15.89	$18.69	$17.33	$17.09

Total Return	33.64	%(C)	9.47%	(29.27	)%(C)	(6.59)%	19.48%	12.17%	27.36%

Net Assets, End of Period (thousands)	$2,367,662	$1,449,437	$855,448	$554,805	$215,338	$172,595	$159,325
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.50	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.38	%(B)	0.41%	0.40	%(B)	0.41	%(D)**	0.46	%(D)	0.47	%(D)	0.48	%(D)
Ratio of Net Investment Income to Average Net Assets	0.58	%(B)	1.19%	1.39	%(B)	1.12%	1.19%	1.91%	0.27%
Portfolio Turnover Rate	6	%(C)	17%	20	%(C)	9	%(C)*	N/A	N/A	N/A

*	For the period March 30, 2007 through November 30, 2007. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period December 1, 2006 through March 29, 2007, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.69		$16.32		$26.49		$31.59		$28.74		$27.71		$ 23.26

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.04	(A)	0.18	(A)	0.30	(A)	0.28	(A)	0.29		0.30
Net Gains (Losses) on Securities (Realized and Unrealized)	6.07		1.54		(7.86)		(2.72)		5.06		2.66		5.73

Total From Investment Operations	6.11		1.58		(7.68)		(2.42)		5.34		2.95		6.03

Less Distributions
Net Investment Income	(0.06)		(0.21)		(0.22)		(0.28)		(0.23)		(0.26)		(0.38)
Net Realized Gains	—		—		(2.27)		(2.40)		(2.26)		(1.66)		(1.20)

Total Distributions	(0.06)		(0.21)		(2.49)		(2.68)		(2.49)		(1.92)		(1.58)

Net Asset Value, End of Period	$23.74		$17.69		$16.32		$26.49		$31.59		$28.74		$ 27.71

Total Return	34.62	%(C)	9.97%		(31.80	)%(C)	(8.41)%		20.29%		11.32%		27.46%

Net Assets, End of Period (thousands)	$7,380,306		$5,669,659		$5,503,945		$8,802,846		$8,738,278		$6,924,234		$5,795,166
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.52	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56%(	D)
Ratio of Net Investment Income to Average Net Assets	0.35	%(B)	0.27%		0.86	%(B)	0.98%		0.94%		1.04%		0.04%
Portfolio Turnover Rate	10	%(C)	21	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, U.S. Small Cap Value Portfolio invests directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Core Equity 1 Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.54	$7.81	$11.83	$11.50	$10.22	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.15	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.70	0.73	(4.03)	0.35	1.28	0.19

Total From Investment Operations	1.77	0.88	(3.86)	0.54	1.45	0.22

Less Distributions
Net Investment Income	(0.05)	(0.15)	(0.16)	(0.18)	(0.17)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.15)	(0.16)	(0.21)	(0.17)	—

Net Asset Value, End of Period	$10.26	$8.54	$7.81	$11.83	$11.50	$10.22

Total Return	20.82	%(C)	11.64%	(32.85	)%(C)	4.68%	14.35%	2.20	%(C)

Net Assets, End of Period (thousands)	$2,634,240	$1,989,583	$1,320,562	$1,210,031	$652,270	$123,591
Ratio of Expenses to Average Net Assets	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.23	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.20	%(B)	0.22%	0.20	%(B)	0.20%	0.23%	0.37	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.46	%(B)	2.02%	1.78	%(B)	1.53%	1.52%	1.85	%(B)(E)
Portfolio Turnover Rate	2	%(C)	7%	5	%(C)	10%	6%	0	%(C)

U.S. Core Equity 2 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$8.39	$7.73	$11.77	$11.65	$10.24	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.14	(A)	0.17	(A)	0.19	(A)	0.17	(A)	0.03
Net Gains (Losses) on Securities (Realized and Unrealized)	1.83	0.66	(4.04)	0.13	1.40	0.21

Total From Investment Operations	1.89	0.80	(3.87)	0.32	1.57	0.24

Less Distributions
Net Investment Income	(0.05)	(0.14)	(0.17)	(0.17)	(0.16)	—
Net Realized Gains	—	—	—	(0.03)	—	—

Total Distributions	(0.05)	(0.14)	(0.17)	(0.20)	(0.16)	—

Net Asset Value, End of Period	$10.23	$8.39	$7.73	$11.77	$11.65	$10.24

Total Return	22.56	%(C)	10.66%	(33.16	)%(C)	2.78%	15.50%	2.40	%(C)

Net Assets, End of Period (thousands)	$4,796,201	$3,804,325	$2,501,028	$2,939,420	$1,216,310	$182,078
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.26	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.26%	0.38	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.33	%(B)	1.89%	1.77	%(B)	1.55%	1.55%	1.92	%(B)(E)
Portfolio Turnover Rate	3	%(C)	4%	8	%(C)	7%	5%	0	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Vector Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Period Dec. 30, 2005(a) to Nov. 30, 2006

(Unaudited)
Net Asset Value, Beginning of Period	$8.03	$7.48	$11.38	$11.79	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.11	(A)	0.15	(A)	0.16	(A)	0.13	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	2.09	0.57	(3.89)	(0.25)	1.73

Total From Investment Operations	2.13	0.68	(3.74)	(0.09)	1.86

Less Distributions
Net Investment Income	(0.05)	(0.13)	(0.16)	(0.14)	(0.07)
Net Realized Gains	—	—	—	(0.18)	—

Total Distributions	(0.05)	(0.13)	(0.16)	(0.32)	(0.07)

Net Asset Value, End of Period	$10.11	$8.03	$7.48	$11.38	$11.79

Total Return	26.59	%(C)	9.47%	(33.29	)%(C)	(0.87)%	18.65	%(C)

Net Assets, End of Period (thousands)	$1,551,122	$1,178,114	$850,623	$959,742	$403,312
Ratio of Expenses to Average Net Assets	0.34	%(B)	0.35%	0.34	%(B)	0.34%	0.36	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.34	%(B)	0.35%	0.34	%(B)	0.33%	0.39	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.00	%(B)	1.60%	1.66	%(B)	1.29%	1.24	%(B)(E)
Portfolio Turnover Rate	5	%(C)	11%	11	%(C)	14%	24	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$14.89		$13.35		$20.64		$22.46		$20.75		$19.13		$16.52

Income From Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.06	(A)	0.14	(A)	0.21	(A)	0.17	(A)	0.15		0.05
Net Gains (Losses) on Securities (Realized and Unrealized)	4.46		1.65		(6.08)		(0.66)		2.84		1.75		2.67

Total From Investment Operations	4.52		1.71		(5.94)		(0.45)		3.01		1.90		2.72

Less Distributions
Net Investment Income	(0.07)		(0.17)		(0.17)		(0.21)		(0.13)		(0.13)		(0.10)
Net Realized Gains	—		—		(1.18)		(1.16)		(1.17)		(0.15)		—
Tax Return of Capital	—		—		—		—		—		—		(0.01)

Total Distributions	(0.07)		(0.17)		(1.35)		(1.37)		(1.30)		(0.28)		(0.11)

Net Asset Value, End of Period	$19.34		$14.89		$13.35		$20.64		$22.46		$20.75		$19.13

Total Return	30.49	%(C)	13.08%		(30.67	)%(C)	(2.17)%		15.49%		10.04%		16.59%

Net Assets, End of Period (thousands)	$3,334,505		$2,522,001		$2,066,849		$3,285,093		$3,297,199		$2,641,670		$2,137,970
Ratio of Expenses to Average Net Assets	0.38	%(B)	0.40	%**	0.38	%(B)(D)	0.38	%(D)	0.38	%(D)	0.40	%(D)	0.41	%(D)
Ratio of Net Investment Income to Average Net Assets	0.71	%(B)	0.50%		0.86	%(B)	0.95%		0.82%		0.78%		0.22%
Portfolio Turnover Rate	9	%(C)	17	%*	N/A		N/A		N/A		N/A		N/A

	U.S. Micro Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$9.57		$9.19		$14.80		$16.83		$15.91		$15.06		$13.34

Income From Investment Operations
Net Investment Income (Loss)	0.03	(A)	0.03	(A)	0.10	(A)	0.14	(A)	0.10	(A)	0.07		0.19
Net Gains (Losses) on Securities (Realized and Unrealized)	2.83		0.54		(4.32)		(0.69)		2.04		1.43		1.93

Total From Investment Operations	2.86		0.57		(4.22)		(0.55)		2.14		1.50		2.12

Less Distributions
Net Investment Income	(0.03)		(0.19)		(0.13)		(0.13)		(0.08)		(0.06)		(0.22)
Net Realized Gains	—		—		(1.26)		(1.35)		(1.14)		(0.59)		(0.18)
Tax Return of Capital	—		—		—		—		—		—		—

Total Distributions	(0.03)		(0.19)		(1.39)		(1.48)		(1.22)		(0.65)		(0.40)

Net Asset Value, End of Period	$12.40		$9.57		$9.19		$14.80		$16.83		$15.91		$15.06

Total Return	29.95	%(C)	6.61%		(31.33	)%(C)	(3.63)%		14.52%		10.33%		16.34%

Net Assets, End of Period (thousands)	$3,530,040		$2,818,365		$2,924,225		$4,700,371		$4,824,003		$3,949,511		$3,214,520
Ratio of Expenses to Average Net Assets	0.53	%(B)	0.54	%**	0.53	%(B)(D)	0.52	%(D)	0.53	%(D)	0.55	%(D)	0.56	%(D)
Ratio of Net Investment Income to Average Net Assets	0.54	%(B)	0.38%		0.91	%(B)	0.89%		0.64%		0.48%		0.06%
Portfolio Turnover Rate	4	%(C)	12	%*	N/A		N/A		N/A		N/A		N/A

*	For the period February 28, 2009 through October 31, 2009. Effective February 28, 2009, the Portfolios invest directly in securities rather than through the Series.
**	Represents the combined ratios for the respective portfolio and for the period November 1, 2008 through February 27, 2009, its respective pro-rata share of its Master Fund Series.

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$15.29	$16.16	$27.20	$33.80	$25.75	$23.02	$18.80

Income From Investment Operations
Net Investment Income (Loss)	0.27	(A)	0.58	(A)	0.64	(A)	0.62	(A)	0.64	(A)	0.82	0.62
Net Gains (Losses) on Securities (Realized and Unrealized)	4.97	(0.62)	(9.28)	(5.64)	8.84	3.33	4.47

Total From Investment Operations	5.24	(0.04)	(8.64)	(5.02)	9.48	4.15	5.09

Less Distributions
Net Investment Income	(0.29)	(0.83)	(0.30)	(0.70)	(1.02)	(0.86)	(0.71)
Net Realized Gains	—	—	(2.10)	(0.88)	(0.41)	(0.56)	(0.16)

Total Distributions	(0.29)	(0.83)	(2.40)	(1.58)	(1.43)	(1.42)	(0.87)

Net Asset Value, End of Period	$20.24	$15.29 $	$16.16	$27.20	$33.80	$25.75	$23.02

Total Return	34.66	%(C)	0.98%	(34.46	)%(C)	(15.45)%	38.23%	18.81%	29.44%

Net Assets, End of Period (thousands)	$2,639,677	$2,018,559	$1,746,961	$2,671,457	$2,837,026	$1,836,650	$1,308,898
Ratio of Expenses to Average Net Assets	0.33	%(B)	0.36%	0.33	%(B)	0.33%	0.33%	0.37%	0.39%
Ratio of Net Investment Income to Average Net Assets	2.97	%(B)	4.54%	3.01	%(B)	1.99%	2.25%	3.11%	3.61%
Portfolio Turnover Rate	1	%(C)	2%	13	%(C)	17%	10%	3%	6%

Large Cap International Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31	$14.65

Income From Investment Operations
Net Investment Income (Loss)	0.23	(A)	0.48	(A)	0.68	(A)	0.68	(A)	0.55	(A)	0.44	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.57	3.16	(12.06)	3.57	4.68	1.72	2.86

Total From Investment Operations	0.80	3.64	(11.38)	4.25	5.23	2.16	3.17

Less Distributions
Net Investment Income	(0.20)	(0.43)	(0.64)	(0.67)	(0.63)	(0.47)	(0.51)
Net Realized Gains	—	—	(0.35)	—	—	—	—

Total Distributions	(0.20)	(0.43)	(0.99)	(0.67)	(0.63)	(0.47)	(0.51)

Net Asset Value, End of Period	$18.62	$18.02	$14.81	$27.18	$23.60	$19.00	$17.31

Total Return	4.43	%(C)	25.20%	(43.14	)%(C)	18.18%	28.00%	12.73%	22.09%

Net Assets, End of Period (thousands)	$1,509,207	$1,364,351	$1,206,860	$2,224,180	$1,673,239	$1,125,455	$844,883
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.32%	0.29	%(B)	0.29%	0.29%	0.37%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.49	%(B)	3.14%	3.18	%(B)	2.62%	2.56%	2.41%	2.07%
Portfolio Turnover Rate	3	%(C)	12%	12	%(C)	5%	4%	4%	1%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International Core Equity Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period Sept. 15, 2005(a) to Nov. 30, 2005

	(Unaudited)
Net Asset Value, Beginning of Period	$9.79		$7.46	$14.35		$12.82	$10.07	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)(A)	0.11		0.23	0.37		0.35	0.28	0.04
Net Gains (Losses) on Securities (Realized and Unrealized)	0.53		2.32	(6.76)		1.54	2.71	0.03

Total From Investment Operations	0.64		2.55	(6.39)		1.89	2.99	0.07

Less Distributions
Net Investment Income	(0.05)		(0.22)	(0.35)		(0.32)	(0.24)	—
Net Realized Gains	—		—	(0.15)		(0.04)	—	—

Total Distributions	(0.05)		(0.22)	(0.50)		(0.36)	(0.24)	—

Net Asset Value, End of Period	$10.38		$9.79	$7.46		$14.35	$12.82	$ 10.07

Total Return	6.50	%(C)	34.81%	(45.76	)%(C)	14.83%	30.06%	0.70%(C)

Net Assets, End of Period (thousands)	$4,323,385		$3,699,842	$1,981,049		$2,342,187	$851,077	$121,249
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.48%	0.49%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.41%	0.41	%(B)	0.41%	0.46%	0.90%(B)(	E)
Ratio of Net Investment Income to Average Net Assets	2.16	%(B)	2.84%	3.39	%(B)	2.49%	2.35%	1.89%(B)(	E)
Portfolio Turnover Rate	1	%(C)	5%	4	%(C)	4%	2%	0%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$13.99	$10.07	$20.80	$19.43 $	$16.19	$14.12	$11.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.28	(A)	0.44	(A)	0.43	(A)	0.36	(A)	0.31	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	1.20	3.91	(9.55)	2.07	4.02	2.38	3.24

Total From Investment Operations	1.32	4.19	(9.11)	2.50	4.38	2.69	3.46

Less Distributions
Net Investment Income	(0.10)	(0.27)	(0.45)	(0.46)	(0.36)	(0.29)	(0.34)
Net Realized Gains	—	—	(1.17)	(0.67)	(0.78)	(0.33)	—

Total Distributions	(0.10)	(0.27)	(1.62)	(1.13)	(1.14)	(0.62)	(0.34)

Net Asset Value, End of Period	$15.21	$13.99	$10.07	$20.80	$19.43	$16.19	$14.12

Total Return	9.46	%(C)	42.34%	(47.13	)%(C)	13.29%	28.51%	19.74%	32.10%

Net Assets, End of Period (thousands)	$4,842,058	$4,269,864	$3,084,373	$5,597,209	$4,546,071	$2,725,231	$1,658,184
Ratio of Expenses to Average Net Assets (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.57%	0.55	%(B)	0.55%	0.56%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.72	%(B)	2.48%	2.90	%(B)	2.03%	2.04%	2.05%	1.82%

Japanese Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99	$10.80

Income From Investment Operations
Net Investment Income (Loss)	0.13	(A)	0.22	(A)	0.29	(A)	0.27	(A)	0.22	(A)	0.16	(A)	0.22
Net Gains (Losses) on Securities (Realized and Unrealized)	0.82	2.39	(4.78)	(0.52)	(0.73)	4.00	3.16

Total From Investment Operations	0.95	2.61	(4.49)	(0.25)	(0.51)	4.16	3.38

Less Distributions
Net Investment Income	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)
Net Realized Gains	—	—	—	—	—	—	—

Total Distributions	(0.11)	(0.26)	(0.29)	(0.23)	(0.23)	(0.18)	(0.19)

Net Asset Value, End of Period	$15.16	$14.32	$11.97	$16.75	$17.23	$17.97	$13.99

Total Return	6.68	%(C)	22.08%	(27.16	)%(C)	(1.51)%	(2.94)%	30.13%	31.79%

Net Assets, End of Period (thousands)	$122,142	$114,058	$133,373	$199,080	$168,957	$169,995	$65,879
Ratio of Expenses to Average Net Assets (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.61%	0.68%	0.73%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.58	%(B)	0.59%	0.58	%(B)	0.56%	0.58%	0.68%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.87	%(B)	1.68%	2.18	%(B)	1.51%	1.19%	1.03%	1.01%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Asia Pacific Small Company Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54	$12.10

Income From Investment Operations
Net Investment Income (Loss)	0.25	(A)	0.50	(A)	0.83	(A)	0.79	(A)	0.64	(A)	0.70	0.50
Net Gains (Losses) on Securities (Realized and Unrealized)	2.47	8.95	(17.04)	8.43	4.92	0.54	2.58

Total From Investment Operations	2.72	9.45	(16.21)	9.22	5.56	1.24	3.08

Less Distributions
Net Investment Income	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)
Net Realized Gains	—	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—	—

Total Distributions	(0.29)	(0.53)	(0.85)	(0.75)	(0.58)	(0.50)	(0.64)

Net Asset Value, End of Period	$23.02	$20.59	$11.67	$28.73	$20.26	$15.28	$14.54

Total Return	13.29	%(C)	84.11%	(57.94	)%(C)	46.55%	37.52%	8.81%	26.73%

Net Assets, End of Period (thousands)	$117,587	$101,853	$64,044	$146,307	$71,537	$38,927	$26,735
Ratio of Expenses to Average Net Assets(D)	0.63	%(B)	0.65%	0.62	%(B)	0.62%	0.64%	0.74%	0.80%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.60	%(B)	0.65%	0.61	%(B)	0.59%	0.64%	0.86%	0.96%
Ratio of Net Investment Income to Average Net Assets	2.27	%(B)	3.53%	3.85	%(B)	3.13%	3.68%	3.89%	3.29%

United Kingdom Small Company Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47	$19.26

Income From Investment Operations
Net Investment Income (Loss)	0.22	(A)	0.55	(A)	0.77	(A)	0.78	(A)	0.61	(A)	0.64	(A)	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	1.57	5.44	(15.84)	(0.08)	9.61	2.15	4.87

Total From Investment Operations	1.79	5.99	(15.07)	0.70	10.22	2.79	5.35

Less Distributions
Net Investment Income	(0.21)	(0.43)	(0.72)	(1.03)	(0.68)	(0.59)	(1.14)
Net Realized Gains	—	—	(1.22)	(1.35)	(1.22)	(1.02)	—
Return of Capital	—	—	(0.01)	—	—	—	—

Total Distributions	(0.21)	(0.43)	(1.95)	(2.38)	(1.90)	(1.61)	(1.14)

Net Asset Value, End of Period	$21.41	$19.83	$14.27	$31.29	$32.97	$24.65	$23.47

Total Return	9.15	%(C)	42.81%	(50.97	)%(C)	1.94%	44.15%	12.35%	29.05%

Net Assets, End of Period (thousands)	$30,026	$27,863	$25,883	$37,139	$31,808	$20,578	$15,816
Ratio of Expenses to Average Net Assets(D)	0.60	%(B)	0.61%	0.59	%(B)	0.59%	0.60%	0.70%	0.74%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Expenses)(D)	0.67	%(B)	0.70%	0.65	%(B)	0.62%	0.67%	0.89%	1.04%
Ratio of Net Investment Income to Average Net Assets	2.20	%(B)	3.62%	3.41	%(B)	2.28%	2.20%	2.70%	2.21%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Continental Small Company Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.02		$10.73		$22.95		$20.47		$15.78		$14.12		$12.60

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.28	(A)	0.52	(A)	0.40	(A)	0.31	(A)	0.21		0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.65		4.29		(11.32)		3.00		6.28		2.28		3.64

Total From Investment Operations	0.76		4.57		(10.80)		3.40		6.59		2.49		3.81

Less Distributions
Net Investment Income	(0.06)		(0.28)		(0.45)		(0.38)		(0.34)		(0.30)		(0.50)
Net Realized Gains	—		—		(0.96)		(0.54)		(1.56)		(0.53)		(1.79)
Return of Capital	—		—		(0.01)		—		—		—		—

Total Distributions	(0.06)		(0.28)		(1.42)		(0.92)		(1.90)		(0.83)		(2.29)

Net Asset Value, End of Period	$15.72		$15.02		$10.73		$22.95		$20.47		$15.78		$14.12

Total Return	5.04	%(C)	43.12%		(49.89	)%(C)	16.99%		46.33%		18.42%		35.91%

Net Assets, End of Period (thousands)	$114,669		$110,926		$93,988		$170,909		$90,261		$52,061		$33,839
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.59	%(B)(D)	0.61	%(D)	0.62	%(D)	0.71	%(D)	0.73	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.61	%(D)	0.59	%(B)(D)	0.57	%(D)	0.61	%(D)	0.78	%(D)	0.87	%(D)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.36	%(B)	2.39%		3.04	%(B)	1.70%		1.78%		1.77%		1.56%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

DFA International Real Estate Securities Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Period March 1, 2007(a) to Nov. 30, 2007

(Unaudited)
Net Asset Value, Beginning of Period	$5.24	$4.18	$9.35	$ 10.00

Income From Investment Operations
Net Investment Income (Loss)	0.12	(A)	0.26	(A)	0.34	(A)	0.23(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.05	0.91	(5.08)	(0.76)

Total From Investment Operations	0.17	1.17	(4.74)	(0.53)

Less Distributions
Net Investment Income	(0.55)	(0.11)	(0.43)	(0.12)
Net Realized Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions	(0.55)	(0.11)	(0.43)	(0.12)

Net Asset Value, End of Period	$4.86	$5.24	$4.18	$ 9.35

Total Return	3.61	%(C)	29.25%	(52.85	)%(C)	(5.38)%(C)

Net Assets, End of Period (thousands)	$822,881	$742,329	$394,480	$336,840
Ratio of Expenses to Average Net Assets	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.40	%(B)	0.43%	0.44	%(B)	0.48%(B)(	E)
Ratio of Net Investment Income (Loss) to Average Net Assets	5.01	%(B)	6.40%	5.20	%(B)	3.50%(B)(	E)
Portfolio Turnover Rate	3	%(C)	5%	1	%(C)	2%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA Global Real Estate Securities Portfolio	DFA International Small Cap Value Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period June 4, 2008(a) to Oct. 31, 2008	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)	(Unaudited)
Net Asset Value, Beginning of Period	$6.75	$6.04	$10.00	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16	$11.52

Income From Investment Operations
Net Investment Income (Loss)	0.37	(A)	0.19	(A)	—	(A)	0.11	(A)	0.26	(A)	0.52	(A)	0.46	(A)	0.36	(A)	0.40	(A)	0.23
Net Gains (Losses) on Securities (Realized and Unrealized)	0.87	0.62	(3.96)	1.10	4.14	(9.60)	1.66	4.95	2.77	3.85

Total From Investment Operations	1.24	0.81	(3.96)	1.21	4.40	(9.08)	2.12	5.31	3.17	4.08

Less Distributions
Net Investment Income	(0.47)	(0.10)	—	(0.08)	(0.24)	(0.58)	(0.53)	(0.38)	(0.36)	(0.35)
Net Realized Gains	—	—	—	—	(0.06)	(1.57)	(1.25)	(0.79)	(0.40)	(0.09)

Total Distributions	(0.47)	(0.10)	—	(0.08)	(0.30)	(2.15)	(1.78)	(1.17)	(0.76)	(0.44)

Net Asset Value, End of Period	$7.52	$6.75	$6.04	$16.05	$14.92	$10.82	$22.05	$21.71	$17.57	$15.16

Total Return	19.32	%(C)	13.81%	(39.60	)%(C)	8.12	%(C)	41.42%	(45.17	)%(C)	10.25%	31.73%	21.75%	36.34%

Net Assets, End of Period (thousands)	$610,018	$432,502	$90,672	$7,565,870	$6,859,957	$4,799,748	$8,180,859	$6,733,067	$4,128,428	$2,215,523
Ratio of Expenses to Average Net Assets	0.40	%(B)(D)	0.47	%(D)	0.54	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.73	%(B)(D)	0.79	%(D)	0.86	%(B)(D)(E)	0.69	%(B)	0.71%	0.69	%(B)	0.69%	0.70%	0.75%	0.78%
Ratio of Net Investment Income to Average Net Assets	10.65	%(B)(D)	3.40%	(0.04	)%(B)(E)	1.45	%(B)	2.19%	3.22	%(B)	2.03%	1.85%	2.44%	1.63%
Portfolio Turnover Rate	N/A	N/A	N/A	7	%(C)	22%	16	%(C)	18%	14%	13%	10%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

International Vector Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period August 14, 2008(a) to Oct. 31, 2008

(Unaudited)
Net Asset Value, Beginning of Period	$9.22	$6.74	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.17	(A)	0.06	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.62	2.46	(3.32)

Total From Investment Operations	0.70	2.63	(3.26)

Less Distributions
Net Investment Income	(0.04)	(0.15)	—
Net Realized Gains	—	—	—

Total Distributions	(0.04)	(0.15)	—

Net Asset Value, End of Period	$9.88	$9.22	$6.74

Total Return	7.62	%(C)	39.52%	(32.60	)%(C)

Net Assets, End of Period (thousands)	$327,001	$262,544	$66,774
Ratio of Expenses to Average Net Assets	0.54	%(B)	0.60%	0.60	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.52	%(B)	0.59%	1.15	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.74	%(B)	2.31%	3.01	%(B)(E)
Portfolio Turnover Rate	1	%(C)	8%	0	%(C)

	Emerging Markets Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$25.23		$17.05		$35.23		$25.40		$19.89		$15.61		$11.87

Income From Investment Operations
Net Investment Income (Loss)	0.17	(A)	0.42	(A)	0.70	(A)	0.64	(A)	0.48	(A)	0.58	(A)	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	3.43		8.42		(16.85)		9.88		5.61		4.13		3.80

Total From Investment Operations	3.60		8.84		(16.15)		10.52		6.09		4.71		4.07

Less Distributions
Net Investment Income	(0.11)		(0.41)		(0.69)		(0.53)		(0.58)		(0.43)		(0.33)
Net Realized Gains	(0.42)		(0.25)		(1.34)		(0.16)		—		—		—

Total Distributions	(0.53)		(0.66)		(2.03)		(0.69)		(0.58)		(0.43)		(0.33)

Net Asset Value, End of Period	$28.30		$25.23		$17.05		$35.23		$25.40		$19.89		$15.61

Total Return	14.37	%(C)	53.39%		(48.37	)%(C)	42.08%		31.31%		30.65%		34.95%

Net Assets, End of Period (thousands)	$2,130,411		$1,966,288		$1,508,260		$3,388,442		$2,344,990		$1,805,186		$1,131,778
Ratio of Expenses to Average Net Assets	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.59	%(B)(D)	0.62	%(D)	0.60	%(B)(D)	0.60	%(D)	0.61	%(D)	0.69	%(D)	0.74	%(D)
Ratio of Net Investment Income to Average Net Assets	1.25	%(B)	2.15%		2.59	%(B)	2.12%		2.13%		3.28%		2.20%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Small Cap Portfolio

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007		Year Ended Nov. 30, 2006		Year Ended Nov. 30, 2005		Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$17.45		$9.33		$23.74		$17.96		$13.37		$11.44		$8.74

Income From Investment Operations
Net Investment Income (Loss)	0.11	(A)	0.26	(A)	0.44	(A)	0.31	(A)	0.30	(A)	0.27	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	3.32		8.14		(12.95)		6.86		4.86		2.37		2.85

Total From Investment Operations	3.43		8.40		(12.51)		7.17		5.16		2.64		2.96

Less Distributions
Net Investment Income	(0.08)		(0.28)		(0.41)		(0.26)		(0.26)		(0.22)		(0.19)
Net Realized Gains	—		—		(1.49)		(1.13)		(0.31)		(0.49)		(0.07)

Total Distributions	(0.08)		(0.28)		(1.90)		(1.39)		(0.57)		(0.71)		(0.26)

Net Asset Value, End of Period	$20.80		$17.45		$9.33		$23.74		$17.96		$13.37		$11.44

Total Return	19.69	%(C)	91.35%		(57.00	)%(C)	42.58%		39.95%		24.27%		34.55%

Net Assets, End of Period (thousands)	$1,402,752		$1,133,958		$547,329		$1,458,152		$838,948		$482,378		$190,028
Ratio of Expenses to Average Net Assets	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.76	%(B)(D)	0.80	%(D)	0.77	%(B)(D)	0.78	%(D)	0.81	%(D)	0.97	%(D)	1.04	%(D)
Ratio of Net Investment Income to Average Net Assets	1.15	%(B)	2.05%		2.61	%(B)	1.48%		1.92%		2.21%		1.41%
Portfolio Turnover Rate	N/A		N/A		N/A		N/A		N/A		N/A		N/A

Emerging Markets Core Equity Portfolio

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Period April 5, 2005(a) to Nov. 30, 2005

(Unaudited)
Net Asset Value, Beginning of Period	$16.49	$9.88	$21.20	$15.13	$11.54	$10.00

Income From Investment Operations
Net Investment Income (Loss)	0.10	(A)	0.25	(A)	0.43	(A)	0.35	(A)	0.27	(A)	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.58	6.56	(11.27)	6.10	3.54	1.51

Total From Investment Operations	2.68	6.81	(10.84)	6.45	3.81	1.61

Less Distributions
Net Investment Income	(0.08)	(0.20)	(0.40)	(0.32)	(0.22)	(0.07)
Net Realized Gains	—	—	(0.08)	(0.06)	—	—

Total Distributions	(0.08)	(0.20)	(0.48)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$19.09	$16.49	$9.88	$21.20	$15.13	$11.54

Total Return	16.28	%(C)	69.47%	(51.93	)%(C)	43.20%	33.39%	16.12	%(C)

Net Assets, End of Period (thousands)	$3,286,284	$2,455,035	$1,155,526	$1,829,466	$822,136	$218,563
Ratio of Expenses to Average Net Assets	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.74%	1.00	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)	0.64	%(B)	0.67%	0.65	%(B)	0.65%	0.72%	1.09	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.11	%(B)	2.03%	2.62	%(B)	1.87%	2.02%	1.79	%(B)(E)
Portfolio Turnover Rate	2	%(C)	6%	3	%(C)	2%	6%	2	%(C)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which twenty-four (the “Portfolios”) are included in this report and the remaining thirty-three are presented in separate reports.

Of the Portfolios, eight invest in one or more series of The DFA Investment Trust Company, and the DFA Global Real Estate Securities Portfolio invests in two portfolios of the DFA Investment Dimensions Group Inc.

Feeder Funds	Master Funds	Percentage Ownership at 04/30/10

U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	78%
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	3%
Continental Small Company Portfolio	The Continental Small Company Series	6%
Emerging Markets Portfolio	The Emerging Markets Series	93%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	97%

Fund of Funds

International Small Company Portfolio	The Japanese Small Company Series	90%
	The Asia Pacific Small Company Series	86%
	The United Kingdom Small Company Series	97%
	The Continental Small Company Series	94%
	The Canadian Small Company Series	100%
DFA Global Real Estate Securities Portfolio	DFA Real Estate Securities Portfolio	13%
	DFA International Real Estate Securities Portfolio	32%

Each feeder fund and fund of funds (collectively, “Feeder Funds) invests primarily in a corresponding master fund(s) (”Master Fund“) as indicated. International Small Company Portfolio and DFA Global Real Estate Securities Portfolio also invest in short-term temporary cash investments.

The financial statements of the Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

Prior to March 30, 2007, U.S. Targeted Value Portfolio invested substantially all of its assets in shares of The U.S. Targeted Value Series. At the close of business on March 29, 2007, U.S. Targeted Value Portfolio received its pro-rata share of cash and securities from The U.S. Targeted Value Series in a complete liquidation of its interest in the Series. Effective March 30, 2007, U.S. Targeted Value Portfolio invests directly in securities rather than through the Series and maintains the same investment objective.

Effective February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio invest directly in securities rather than through a Master Fund. See Federal Income Taxes note for more information regarding these transactions.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 31, 2008, Class R1 Shares and on June 30, 2008, Class R2 Shares of U.S. Targeted Value Portfolio commenced operations. The Class R1 Shares and Class R2 Shares of each Portfolio of the Fund (except U.S. Small Cap Value Portfolio, U.S. Micro Cap Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Small Cap Portfolio), contained in this report, had not commenced operations as of April 30, 2010. Class R1 and Class R2 Shares of each Portfolio have 100,000,000 authorized shares.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio and DFA Real Estate Securities Portfolio (the “Domestic Equity Portfolios”) and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio and Emerging Markets Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Securities held by Enhanced U.S. Large Company Portfolio, (the “Fixed Income Portfolio”), are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees.

Master Fund shares held by International Small Company Portfolio and DFA Global Real Estate Securities Portfolio are valued at their respective daily net asset value. The Feeder Funds’ investments reflect proportionate interest in the net assets of their corresponding Master Fund.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation:    Securities and other assets and liabilities of Enhanced U.S. Large Company Portfolio and the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. Enhanced U.S. Large Company Portfolio also enters into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked to market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of fluctuation in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, Enhanced U.S.

Large Company Portfolio does isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses or Other Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4. Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or Portfolios are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

U.S. Large Cap Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, and Emerging Markets Small Cap Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective Master Funds, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

Emerging Markets Core Equity Portfolio’s investments in Thailand and the investments in Thailand held by the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. Emerging Markets Core Equity Portfolio and the Master Funds of Emerging Markets Portfolio and Emerging Markets Small Cap Portfolio accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These funds are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor and Administrator:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to all Portfolios except the Feeder Funds. The Advisor provides administrative services to the Feeder Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services.

For the six months ended April 30, 2010, the Portfolios’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.05%
U.S. Targeted Value Portfolio*	0.10%
U.S. Small Cap Value Portfolio*	0.20%
U.S. Core Equity 1 Portfolio	0.17%
U.S. Core Equity 2 Portfolio	0.20%
U.S. Vector Equity Portfolio	0.30%
U.S. Small Cap Portfolio*	0.03%
U.S. Micro Cap Portfolio*	0.10%
DFA Real Estate Securities Portfolio	0.30%
Large Cap International Portfolio	0.25%
International Core Equity Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.35%
DFA Global Real Estate Securities Portfolio	0.35%
DFA International Small Cap Value Portfolio	0.65%
International Vector Equity Portfolio	0.45%
Emerging Markets Core Equity Portfolio	0.55%

For the six months ended April 30, 2010, the Feeder Funds’ and Enhanced U.S. Large Company Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio administrative services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio*	0.15%
U.S. Large Cap Value Portfolio	0.15%
U.S. Targeted Value Portfolio*	0.25%
U.S. Small Cap Value Portfolio*	0.30%

U.S. Small Cap Portfolio*	0.32%
U.S. Micro Cap Portfolio*	0.40%
International Small Company Portfolio	0.40%
Japanese Small Company Portfolio	0.40%
Asia Pacific Small Company Portfolio	0.40%
United Kingdom Small Company Portfolio	0.40%
Continental Small Company Portfolio	0.40%
Emerging Markets Portfolio	0.40%
Emerging Markets Small Cap Portfolio	0.45%

*  Effective March 30, 2007, U.S. Targeted Value Portfolio and on February 28, 2009, Enhanced U.S. Large Company Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio and U.S. Micro Cap Portfolio no longer invest substantially all of their assets in their respective Series. Instead, the Portfolios’ assets are managed directly in accordance with the Portfolios’ investment objective and strategies, pursuant to an investment management agreement between the Fund, on behalf of the Portfolios, and Dimensional, which previously was the manager of the Series’ assets. The investment advisory fee paid by the Portfolios are identical to the advisory fee that was charged to the Series.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive certain fees, including administration/advisory fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver and Expense Assumption Agreement for the Portfolios below will remain in effect through March 1, 2011, and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees subject to future recovery by the Advisor are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (1)	0.50%	—	—
U.S. Core Equity 1 Portfolio (2)	0.23%	—	—
U.S. Core Equity 2 Portfolio (2)	0.26%	—	—
U.S. Vector Equity Portfolio (2)	0.36%	—	—
International Core Equity Portfolio (2)	0.49%	—	—
International Small Company Portfolio (3)	0.45%	—	—
Japanese Small Company Portfolio (3)	0.47%	—	—
Asia Pacific Small Company Portfolio (3)	0.47%	12	13
United Kingdom Small Company Portfolio (3)	0.47%	—	55
Continental Small Company Portfolio (3)	0.47%	—	—
DFA International Real Estate Securities Portfolio (2)	0.65%	—	—
DFA Global Real Estate Securities Portfolio (4)	0.55%	—	1,623
International Vector Equity Portfolio (2)	0.60%	28	—
Emerging Markets Core Equity Portfolio (2)	0.85%	—	—

Class R1 Shares
U.S. Targeted Value Portfolio (5)	0.62%	—	—

Class R2 Shares

Institutional Class Shares	Expense Limits	Recovery of Previously Waived Fees/ Expenses Assumed	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Targeted Value Portfolio (6)	0.77%	—	—

(1) The Advisor has contractually agreed to waive its administration fee and advisory fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (”Portfolios Expenses“) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than the rate listed above for the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(2) The Advisor has contractually agreed to waive all or a portion of its advisory fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of a Portfolio are less than the rates listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(3) The Advisor has contractually agreed to waive its administration fee and to assume each Portfolio’s other direct expenses (for International Small Company, not including expenses incurred through its investment in other investment companies) to the extent necessary to limit the direct expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement does not include the indirect expenses each Portfolio bears as a shareholder of its Master Funds. At any time that the direct expenses of a Portfolio are less than the rates listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s direct expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(4) The Advisor has contractually agreed to waive all or a portion of its advisory fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other investment companies managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the annualized Portfolio Expenses of the Portfolio are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized Portfolio Expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above. The Advisor has voluntarily agreed to waive all or a portion of its advisory fee to the extent necessary to limit the total advisory fees paid by the Portfolio to the Advisor directly and indirectly (the proportionate share of the advisory fees paid by the Portfolio through its investment in other funds managed by the Advisor) to 0.35% of the Portfolio’s average net assets on an annualized basis.

(5) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R1 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R1 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

(6) The Advisor has contractually agreed to waive its administration fee and to assume the Portfolio’s direct and indirect expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Class R2 Shares to the rate listed above as a percentage of average net assets on an annualized basis. At any time that the Class R2 Shares’ annualized expenses are less than the rate listed above as a percentage of average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Portfolio’s annualized expenses to exceed the applicable percentage of average net assets on an annualized basis, as listed above.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Value Portfolio	162
U.S. Targeted Value Portfolio	43
U.S. Small Cap Value Portfolio	155
U.S. Core Equity 1 Portfolio	56
U.S. Core Equity 2 Portfolio	106
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	70
U.S. Micro Cap Portfolio	77
DFA Real Estate Securities Portfolio	57
Large Cap International Portfolio	36
International Core Equity Portfolio	101
International Small Company Portfolio	113
Japanese Small Company Portfolio	3
Asia Pacific Small Company Portfolio	3
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	3
DFA International Real Estate Securities Portfolio	20
DFA Global Real Estate Securities Portfolio	12
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	7
Emerging Markets Portfolio	54
Emerging Markets Small Cap Portfolio	31
Emerging Markets Core Equity Portfolio	71

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government Securities		Other Investment Securities

	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$2,038	$1,013	$66,144	$68,755
U.S. Targeted Value Portfolio	—	—	495,759	105,703
U.S. Small Cap Value Portfolio	—	—	620,834	818,857
U.S. Core Equity 1 Portfolio	—	—	235,331	40,483
U.S. Core Equity 2 Portfolio	—	—	266,033	131,146
U.S. Vector Equity Portfolio	—	—	120,535	64,970
U.S. Small Cap Portfolio	—	—	299,272	250,742
U.S. Micro Cap Portfolio	—	—	133,980	237,120
DFA Real Estate Securities Portfolio	—	—	33,215	50,411
Large Cap International Portfolio	—	—	107,315	43,250
International Core Equity Portfolio	—	—	434,155	32,184
DFA International Real Estate Securities Portfolio	—	—	84,784	26,680
DFA International Small Cap Value Portfolio	—	—	652,128	489,218
International Vector Equity Portfolio	—	—	37,387	2,026
Emerging Markets Core Equity Portfolio	—	—	474,270	67,872

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to net realized gains on securities considered to be “passive foreign investment companies”, non-deductible offering costs, foreign bond bifurcation, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Enhanced U.S. Large Company Portfolio	$(58,767)	$1,300	$57,467
U.S. Large Cap Value Portfolio	(61)	(908)	969
U.S. Targeted Value Portfolio	(43)	(11)	54
U.S. Small Cap Value Portfolio	(200,882)	24,540	176,342
U.S. Core Equity 1 Portfolio	—	(15)	15
U.S. Core Equity 2 Portfolio	(178)	128	50

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Vector Equity Portfolio	—	$(21)	$21
U.S. Small Cap Portfolio	$(47,334)	11,620	35,714
U.S. Micro Cap Portfolio	(147,324)	14,338	132,986
DFA Real Estate Securities Portfolio	(199)	188	11
Large Cap International Portfolio	—	1,258	(1,258)
International Core Equity Portfolio	—	2,161	(2,161)
International Small Company Portfolio	(8,890)	2,627	6,263
Japanese Small Company Portfolio	(3,671)	248	3,423
Asia Pacific Small Company Portfolio	(271)	33	238
United Kingdom Small Company Portfolio	(88)	9	79
Continental Small Company Portfolio	(272)	(50)	322
DFA International Real Estate Securities Portfolio	1,139	(885)	(254)
DFA Global Real Estate Securities Portfolio	227	(246)	19
DFA International Small Cap Value Portfolio	2,536	(1,818)	(718)
International Vector Equity Portfolio	13	(27)	14
Emerging Markets Portfolio	24,336	(3,340)	(20,996)
Emerging Markets Small Cap Portfolio	—	(181)	181
Emerging Markets Core Equity Portfolio	—	(303)	303

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Enhanced U.S. Large Company Portfolio
2007	$23,020	$1,991	$25,011
2008	15,756	17,593	33,349
2009	19,564	—	19,564

U.S. Large Cap Value Portfolio
2007	105,066	146,660	251,726
2008	118,438	315,456	433,894
2009	130,238	—	130,238

U.S. Targeted Value Portfolio
2007	9,597	12,911	22,508
2008	9,084	14,001	23,085
2009	14,179	—	14,179

U.S. Small Cap Value Portfolio
2007	168,338	643,084	811,422
2008	73,038	747,955	820,993
2009	69,882	—	69,882

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

U.S. Core Equity 1 Portfolio
2007	$15,517	$1,000	$23,085
2008	22,927	—	22,927
2009	31,598	—	31,598

U.S. Core Equity 2 Portfolio
2007	36,180	1,451	37,631
2008	48,004	—	48,004
2009	55,009	—	55,009

U.S. Vector Equity Portfolio
2007	13,979	—	13,979
2008	14,964	—	14,964
2009	16,454	—	16,454

U.S. Small Cap Portfolio
2007	70,394	144,164	214,558
2008	35,218	173,651	208,869
2009	26,412	—	26,412

U.S. Micro Cap Portfolio
2007	109,408	344,357	453,765
2008	82,937	350,692	433,629
2009	57,816	—	57,816

DFA Real Estate Securities Portfolio
2007	65,631	77,963	143,594
2008	34,694	200,903	235,597
2009	95,934	—	95,934

Large Cap International Portfolio
2007	52,781	909	53,690
2008	54,328	28,913	83,241
2009	32,286	—	32,286

International Core Equity Portfolio
2007	40,770	205	40,975
2008	85,639	17,053	102,692
2009	77,469	—	77,469

International Small Company Portfolio
2007	147,606	139,397	287,003
2008	167,345	279,890	447,235
2009	81,118	—	81,118

		Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

Japanese Small Company Portfolio
2007		$2,759	—	$2,759
2008		3,574	—	3,574
2009		2,426	—	2,426

Asia Pacific Small Company Portfolio
2007		3,089	—	3,089
2008		4,433	—	4,433
2009		2,724	—	2,724

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

United Kingdom Small Company Portfolio
2007	$ 1,360	$ 1,153	—	$ 2,513
2008	1,227	1,311	$19	2,557
2009	658	—	—	658

Continental Small Company Portfolio
2007	3,386	2,271	—	5,657
2008	4,326	6,764	97	11,187
2009	2,087	—	—	2,087

DFA International Real Estate Securities Portfolio
2007	2,768	—	—	2,768
2008	19,791	—	—	19,791
2009	11,227	—	—	11,227

DFA Global Real Estate Securities Portfolio
2008	—	—	—	—
2009	2,370	—	—	2,370

DFA International Small Cap Value Portfolio
2007	218,066	401,394	—	619,460
2008	318,023	534,468	—	852,491
2009	108,717	25,188	—	133,905

International Vector Equity Portfolio
2008	—	—	—	—
2009	3,671	—	—	3,671

Emerging Markets Portfolio
2007	54,872	23,352	—	78,224
2008	70,205	128,306	—	198,511
2009	36,673	23,932	—	60,605

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total

Emerging Markets Small Cap Portfolio
2007	$21,595	$53,499	—	$75,094
2008	32,090	83,686	—	115,776
2009	16,832	—	—	16,832

Emerging Markets Core Equity Portfolio
2007	26,413	1,966	—	28,379
2008	42,769	5,265	$204	48,238
2009	29,028	—	—	29,028

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Real Estate Securities Portfolio	$1,139	—	$1,139
DFA Global Real Estate Securities Portfolio	319	—	319
DFA International Small Cap Value Portfolio	2,537	—	2,537
International Vector Equity Portfolio	29	—	29
Emerging Markets Portfolio	3,546	$2,984	6,530

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$328	—	$(107,961)	$(107,633)
U.S. Large Cap Value Portfolio	13,684	—	(2,441,394)	(2,427,710)
U.S. Targeted Value Portfolio	1,248	—	(82,714)	(81,466)
U.S. Small Cap Value Portfolio	2,747	—	(574,282)	(571,535)
U.S. Core Equity 1 Portfolio	419	—	(82,131)	(81,712)
U.S. Core Equity 2 Portfolio	777	—	(94,753)	(93,976)
U.S. Vector Equity Portfolio	1,903	—	(94,679)	(92,776)
U.S. Small Cap Portfolio	3,710	—	(380,659)	(376,949)
U.S. Micro Cap Portfolio	2,984	—	(515,046)	(512,062)
DFA Real Estate Securities Portfolio	8,242	—	(138,089)	(129,847)
Large Cap International Portfolio	7,702	—	(154,396)	(146,694)
International Core Equity Portfolio	3,803	—	(98,253)	(94,450)
International Small Company Portfolio	22,490	—	(227,832)	(205,342)
Japanese Small Company Portfolio	787	—	(78,684)	(77,897)
Asia Pacific Small Company Portfolio	932	—	(38,642)	(37,710)

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings (Accumulated Losses)
United Kingdom Small Company Portfolio	192	—	(3,008)	(2,816)
Continental Small Company Portfolio	402	—	(24,183)	(23,781)
DFA International Real Estate Securities Portfolio	71,386	—	(48,084)	23,302
DFA Global Real Estate Securities Portfolio	4,924	—	—	4,924
DFA International Small Cap Value Portfolio	32,551	—	(32,601)	(50)
International Vector Equity Portfolio	720	—	(3,383)	(2,663)
Emerging Markets Portfolio	5,734	$29,774	—	35,508
Emerging Markets Small Cap Portfolio	2,699	—	(37,102)	(34,403)
Emerging Markets Core Equity Portfolio	6,737	—	(89,395)	(82,658)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	2010	2011	2012	2013	2014	2015	2016	2017	Total
Enhanced U.S. Large Company Portfolio	—	—	—	—	—	—	$107,961	—	$107,961
U.S. Large Cap Value Portfolio	—	—	—	—	—	—	—	$2,441,394	2,441,394
U.S. Targeted Value Portfolio	—	—	—	—	—	—	998	81,716	82,714
U.S. Small Cap Value Portfolio	—	—	—	—	—	—	371,018	203,264	574,282
U.S. Core Equity 1 Portfolio	—	—	—	—	—	$3,266	18,644	60,221	82,131
U.S. Core Equity 2 Portfolio	—	—	—	—	—	15,562	42,181	37,010	94,753
U.S. Vector Equity Portfolio	—	—	—	—	—	1,759	12,704	80,216	94,679
U.S. Small Cap Portfolio	—	—	—	—	—	—	380,119	540	380,659
U.S. Micro Cap Portfolio	—	—	—	—	—	—	453,532	61,514	515,046
DFA Real Estate Securities Portfolio	—	—	—	—	—	—	81,911	56,178	138,089
Large Cap International Portfolio	—	—	—	—	—	—	19,004	135,392	154,396
International Core Equity Portfolio	—	—	—	—	—	—	10,739	87,514	98,253
International Small Company Portfolio	—	—	—	—	—	—	133,454	94,378	227,832
Japanese Small Company Portfolio	$4,453	$19,912	$3,801	$3,055	$2,451	8,003	23,057	13,952	78,684
Asia Pacific Small Company Portfolio	—	5,837	1,150	907	864	—	21,680	8,204	38,642
United Kingdom Small Company Portfolio	—	—	—	—	—	—	1,020	1,988	3,008
Continental Small Company Portfolio	—	—	—	—	—	—	16,959	7,224	24,183
DFA International Real Estate Securities
Portfolio	—	—	—	—	—	46	13,446	34,592	48,084
DFA International Small Cap Value Portfolio	—	—	—	—	—	—	—	32,601	32,601
International Vector Equity Portfolio	—	—	—	—	—	—	27	3,356	3,383
Emerging Markets Small Cap Portfolio	—	—	—	—	—	—	21,881	15,221	37,102
Emerging Markets Core Equity Portfolio	—	—	—	—	—	—	62,950	26,445	89,395

During the year ended October 31, 2009, Enhanced U.S. Large Company Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $8,177 (in thousands).

For the year ended October 31, 2009, Japanese Small Company Portfolio had capital loss carryforward expirations of $3,508 (in thousands).

Some of the Portfolios’ investments and investments held by the Master Funds are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Portfolios had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October

31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
Large Cap International Portfolio	$1,808	—
International Core Equity Portfolio	638	$838
International Small Company Portfolio	8,444	574
Japanese Small Company Portfolio	117	—
Asia Pacific Small Company Portfolio	684	—
United Kingdom Small Company Portfolio	20	9
Continental Small Company Portfolio	403	—
DFA International Real Estate Securities Portfolio	47,294	56
DFA International Small Cap Value Portfolio	20,585	2,797
Emerging Markets Small Cap Portfolio	354	—
Emerging Markets Core Equity Portfolio	4	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$164,256	$600	$(132)	$468
U.S. Large Cap Value Portfolio	5,185,775	1,920,520	(35,340)	1,885,180
U.S. Targeted Value Portfolio	2,411,694	516,047	(114,703)	401,344
U.S. Small Cap Value Portfolio	7,696,379	1,932,275	(1,024,625)	907,650
U.S. Core Equity 1 Portfolio	2,892,080	373,791	(192,397)	181,394
U.S. Core Equity 2 Portfolio	5,345,154	686,201	(505,104)	181,097
U.S. Vector Equity Portfolio	1,781,908	260,113	(178,805)	81,308
U.S. Small Cap Portfolio	3,445,726	956,701	(351,856)	604,845
U.S. Micro Cap Portfolio	3,565,880	1,129,687	(614,968)	514,719
DFA Real Estate Securities Portfolio	3,424,060	529,566	(290,692)	238,874
Large Cap International Portfolio	1,656,833	313,326	(192,010)	121,316
International Core Equity Portfolio	5,422,169	498,991	(647,269)	(148,278)
International Small Company Portfolio	4,521,222	975,507	(646,387)	329,120
Japanese Small Company Portfolio	192,506	61,662	(131,967)	(70,305)
Asia Pacific Small Company Portfolio	99,548	70,207	(52,116)	18,091
United Kingdom Small Company Portfolio	29,397	23,680	(23,041)	639
Continental Small Company Portfolio	110,981	70,062	(66,321)	3,741
DFA International Real Estate Securities Portfolio	1,136,916	25,920	(217,089)	(191,169)
DFA Global Real Estate Securities Portfolio	522,613	100,002	(11,724)	88,278
DFA International Small Cap Value Portfolio	8,665,527	1,334,535	(1,538,772)	(204,237)
International Vector Equity Portfolio	304,801	81,786	(9,966)	71,820
Emerging Markets Portfolio	1,018,654	1,190,747	(78,150)	1,112,597
Emerging Markets Small Cap Portfolio	992,081	472,429	(61,193)	411,236
Emerging Markets Core Equity Portfolio	2,747,011	972,476	(139,216)	833,260

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolio’s tax postions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On October 22, 2008, The U.S. Micro Cap Series and The U.S. Small Cap Value Series and on October 25, 2008 The U.S. Small Cap Series, each a master fund in a RIC/RIC master-feeder structure, each with a RIC feeder (“the Portfolios”), having 100% investment in their respective master fund, have each made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation § 301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, each master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owners, the respective portfolios (the RIC feeders), with the respective portfolios deemed the surviving entities. The final tax year end of the Master Funds was October 21, 2008 for The U.S. Micro Cap Series and The U.S. Small Cap Value Series and October 24, 2008 for The U.S. Small Cap Series. For Federal income tax purposes, pursuant to Code §337(a), each of the master funds recognizes no gain or loss and, pursuant to Code §332(a), each of the Portfolios recognizes no gain or loss on the deemed liquidation. However, pursuant to IRC §332 (c), each of the aforementioned Portfolios has recognized the master fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, each of the Portfolios will maintain each respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the ”Check the Box“ election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The Enhanced U.S. Large Company Series, a master fund in a RIC/RIC master-feeder structure and Enhanced U.S. Large Company Portfolio (“the Portfolio”), having 100% investment in its respective master fund, made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change the Series’ federal entity classification from a corporation taxable as a regulated investment company to a disregarded entity. As a result of this election for tax purposes, the master fund is deemed to have liquidated and distributed all of its assets and liabilities to its owner, the Portfolio, with the Portfolio deemed the surviving entity. The final tax year end of the Master Fund was October 31, 2008. For Federal income tax purposes, pursuant to Code §337(a), the Master Fund did not recognize any gain or loss and, pursuant to Code §332(a), the Portfolio did not recognize any gain or loss on the deemed liquidation. However, pursuant to IRC §332(c), the Portfolio has recognized the Master Fund’s deemed dividend, which was distributed as part of the deemed liquidating distribution, as taxable income. Pursuant to IRC Code §334(b)(1) and §1223, the Portfolio will maintain its respective master fund’s holding period and tax basis in the assets deemed transferred to the respective Portfolio.

G. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
U.S. Targeted Value Portfolio
Class R1 Shares
Shares Issued	$2,654	281	$7,979	1,266
Shares Issued in Lieu of Cash Distributions	158	18	423	64
Shares Redeemed	(2,806)	(301)	(5,207)	(844)

Net Increase (Decrease) — Class R1 Shares	$6	(2)	$3,195	486

Class R2 Shares
Shares Issued	$2,953	283	$1,638	210
Shares Issued in Lieu of Cash Distributions	12	1	27	4
Shares Redeemed	(657)	(71)	(626)	(85)

Net Increase (Decrease) — Class R2 Shares	$2,308	213	$1,039	129

Institutional Class Shares
Shares Issued	$579,025	40,831	$840,965	86,986
Shares Issued in Lieu of Cash Distributions	5,325	421	13,191	1,374
Shares Redeemed	(179,601)	(13,198)	(419,657)	(43,424)

Net Increase (Decrease) — Institutional Class Shares	$404,749	28,054	$434,499	44,936

H. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest, either directly or indirectly through their investment in a corresponding Master Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Portfolios may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in U.S. companies, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a Portfolio uses derivatives, how derivatives are accounted for and how derivative instruments affect a Portfolio’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Portfolios.

3.    Forward Currency Contracts:    Enhanced U.S. Large Company Portfolio may enter into forward foreign currency contracts only to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge a Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of translation of foreign currency denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. At April 30, 2010, Enhanced U.S. Large Company Portfolio had entered into the following contracts and the net unrealized foreign exchange gain/(loss) is reflected in the accompanying financial statements (amounts in thousands):

Enhanced U.S. Large Company Portfolio*

Settlement Date	Currency Amount	Currency Sold	Contract Amount	Value at April 30, 2010	Unrealized Foreign Exchange Gain (Loss)

05/11/10	15,842	Canadian Dollar	$15,814	$15,596	$218
05/11/10	12,230	Pound Sterling	18,781	18,711	70
05/11/10	10,161	Euro	13,499	13,530	(31)

			$48,094	$47,837	$257

*	During the six months ended April 30, 2010, the Portfolio had limited activity in these transactions.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. Futures Contracts: Certain Portfolios may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Additionally, Enhanced U.S. Large Company Portfolio uses stock index futures to hedge against changes in equity securities’ prices in the normal course of pursuing its investment objectives. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

At April 30, 2010, the following Portfolio had outstanding futures contracts (dollar amounts in thousands):

	Description		Expiration Date	Number of Contracts*	Contract Value	Unrealized Gain (Loss)

Enhanced U.S. Large Company Portfolio	S&P 500 Index	®	06/18/2010	533	$157,688,050	$7,261

Enhanced Securities have been segregated as collateral for open futures contracts.

*Outstanding	contracts on futures at April 30, 2010 are indicative of the volume of activity during the six-month period.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period. The following is a summary of the Portfolios’ derivative instrument holdings for the six months ended April 30, 2010.

The following is a summary of the location of derivatives on the Portfolios’ Statements of Assets and Liabilities as of April 30, 2010:

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Foreign exchange contracts	Unrealized Gain on	Unrealized Loss on Forward
	Forward Currency Contracts	Currency Contracts

Equity contracts		Payables: Futures
Margin Variation

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of April 30, 2010 (amounts in thousands):

		Asset Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$7,549	$288	$7,261*

		Liability Derivatives Value

	Total Value at April 30, 2010	Foreign Exchange Contracts	Equity Contracts
Enhanced U.S. Large Company Portfolio	$31	$31	—

*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the location on the Portfolios’ Statements of Operations of realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings through the six months ended April 30, 2010 (amounts in thousands):

Derivative Type	Location of Gain (Loss) on Derivatives Recognized in Income

Foreign exchange contracts	Net Realized Gain (Loss) on: Foreign Currency Transactions
Change in Unrealized Appreciation (Depreciation) of: Translation of
Foreign Currency Denominated Amounts

Equity contracts	Net Realized Gain (Loss) on: Futures
Change in Unrealized Appreciation (Depreciation) of: Futures

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure through the six months ended April 30, 2010 (amounts in thousands):

	Realized Gain (Loss) on Derivatives Recognized in Income
	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$18,773	$862	$17,911
U.S. Targeted Value Portfolio*	(256)	—	(256)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

	Total	Foreign Exchange Contracts	Equity Contracts

Enhanced U.S. Large Company Portfolio	$5,774	$218	$5,556

*	As of April 30, 2010, there were no futures contracts outstanding. During the six months ended April 30, 2010, the Portfolios had limited activity in these transactions.

I. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

U.S. Targeted Value Portfolio	1.94%	$ 3,487	2	—	$ 4,041
U.S. Small Cap Value Portfolio	1.96%	6,455	30	$11	18,805
U.S. Vector Equity Portfolio	1.97%	1,170	4	—	2,221
U.S. Small Cap Portfolio	1.99%	10,715	10	6	20,785
U.S. Micro Cap Portfolio	1.95%	1,276	21	1	3,634
DFA Real Estate Securities Portfolio	1.97%	2,598	60	9	10,010
DFA Global Real Estate Securities Portfolio	1.94%	1,826	5	—	6,942

At April 30, 2010, U.S. Vector Equity Portfolio had a loan outstanding in the amount of $558 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Portfolios under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

International Small Company Portfolio	0.88%	$8,794	7	$ 2	$12,990
DFA International Real Estate Securities Portfolio	0.88%	11,324	14	4	22,677
DFA International Small Cap Value Portfolio	0.88%	12,643	17	5	31,973
International Vector Equity Portfolio	0.88%	126	1	—	126
Emerging Markets Core Equity Portfolio	0.91%	4,879	5	1	8,678

There were no outstanding borrowings by the Portfolios under this line of credit as of April 30, 2010.

J. Securities Lending:

As of April 30, 2010, some of the Portfolios had securities on loan to brokers/dealers, for which each Portfolio received cash collateral. Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the ”Money Market Series“), an affiliated registered money market advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repuchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

K. Shareholder Servicing Fees:

The Class R1 Shares pay a shareholder servicing fee in the amount of 0.10% and Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

In accordance with guidelines described in the Portfolios’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, Emerging Markets Portfolio realized net gains of in-kind redemptions in the amount of $17,805 (amount in thousands).

N. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

Enhanced U.S. Large Company Portfolio — Institutional Class Shares	3	83%
U.S. Large Cap Value Portfolio — Institutional Class Shares	3	78%
U.S. Targeted Value Portfolio — Class R1 Shares	1	95%
U.S. Targeted Value Portfolio — Class R2 Shares	1	84%
U.S. Targeted Value Portfolio — Institutional Class Shares	2	55%

	Number of Shareholders	Approximate Percentage of Outstanding Shares

U.S. Small Cap Value Portfolio — Institutional Class Shares	2	51%
U.S. Core Equity 1 Portfolio — Institutional Class Shares	3	66%
U.S. Core Equity 2 Portfolio — Institutional Class Shares	3	67%
U.S. Vector Equity Portfolio — Institutional Class Shares	4	89%
U.S. Small Cap Portfolio — Institutional Class Shares	3	53%
U.S. Micro Cap Portfolio — Institutional Class Shares	2	55%
DFA Real Estate Securities Portfolio — Institutional Class Shares	3	73%
Large Cap International Portfolio — Institutional Class Shares	2	73%
International Core Equity Portfolio — Institutional Class Shares	3	69%
International Small Company Portfolio — Institutional Class Shares	2	51%
Japanese Small Company Portfolio — Institutional Class Shares	3	68%
Asia Pacific Small Company Portfolio — Institutional Class Shares	3	78%
United Kingdom Small Company Portfolio — Institutional Class Shares	2	89%
Continental Small Company Portfolio — Institutional Class Shares	3	72%
DFA International Real Estate Securities Portfolio — Institutional Class Shares	3	83%
DFA Global Real Estate Securities Portfolio — Institutional Class Shares	2	89%
DFA International Small Cap Value Portfolio — Institutional Class Shares	2	48%
International Vector Equity Portfolio — Institutional Class Shares	3	88%
Emerging Markets Portfolio — Institutional Class Shares	3	67%
Emerging Markets Small Cap Portfolio — Institutional Class Shares	1	32%
Emerging Markets Core Equity Portfolio — Institutional Class Shares	2	64%

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

Actual Fund Return
Class R2 Shares	$1,000.00	$1,042.00	0.72%	$3.65
Institutional Class Shares	$1,000.00	$1,043.90	0.44%	$2.23
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.22	0.72%	$3.61
Institutional Class Shares	$1,000.00	$1,022.61	0.44%	$2.21

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$4,792,147,538

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $3,741,763,594)	$4,792,147,538

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$4,792,147,538	—	—	$4,792,147,538

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$4,792,148
Receivables:
Fund Shares Sold	7,614
Prepaid Expenses and Other Assets	66

Total Assets	4,799,828

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	5,682
Fund Shares Redeemed	1,933
Due to Advisor	824
Accrued Expenses and Other Liabilities	267

Total Liabilities	8,706

NET ASSETS	$4,791,122

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares — based on net assets of $4,553 and shares outstanding of 680,336	$6.69

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares — based on net assets of $4,786,569 and shares outstanding of 280,320,512	$17.08

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investment in Affiliated Investment Company at Cost	$3,741,764

NET ASSETS CONSIST OF:
Paid-In Capital	$4,971,371
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	30,413
Accumulated Net Realized Gain (Loss)	(1,261,023)
Net Unrealized Foreign Exchange Gain (Loss)	(23)
Net Unrealized Appreciation (Depreciation)	1,050,384

NET ASSETS	$4,791,122

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,224)	$52,914
Interest	14
Income from Securities Lending	2,276
Expenses Allocated from Affiliated Investment Company	(5,326)

Total Investment Income	49,878

Expenses
Administrative Services Fees	4,679
Accounting & Transfer Agent Fees	41
Shareholder Servicing Fees — Class R2 Shares	5
Filing Fees	73
Shareholders’ Reports	76
Directors’/Trustees’ Fees & Expenses	27
Professional Fees	55
Other	22

Total Expenses	4,978

Net Investment Income (Loss)	44,900

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461
Foreign Currency Transactions	(1,145)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341
Translation of Foreign Currency Denominated Amounts	(195)

Net Realized and Unrealized Gain (Loss)	149,462

Net Increase (Decrease) in Net Assets Resulting from Operations	$194,362

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$44,900	$106,511
Net Realized Gain (Loss) on:
Investment Securities Sold	88,461	45,432
Futures	—	(824)
Foreign Currency Transactions	(1,145)	2,711
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	62,341	988,043
Translation of Foreign Currency Denominated Amounts	(195)	172

Net Increase (Decrease) in Net Assets Resulting from Operations	194,362	1,142,045

Distributions From:
Net Investment Income:
Class R2 Shares	(50)	(208)
Institutional Class Shares	(27,398)	(105,492)

Total Distributions	(27,448)	(105,700)

Capital Share Transactions:
Shares Issued	545,439	1,077,621
Shares Issued in Lieu of Cash Distributions	25,746	98,218
Shares Redeemed	(388,266)	(1,124,340)

Net Increase (Decrease) from Capital Share Transactions	182,919	51,499

Total Increase (Decrease) in Net Assets	349,833	1,087,844
Net Assets
Beginning of Period	4,441,289	3,353,445

End of Period	$4,791,122	$4,441,289

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$30,413	$12,961

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009		Period April 30, 2008(a) to Oct. 31, 2008

	(Unaudited)

Net Asset Value, Beginning of Period	$ 6.51		$ 5.16		$ 10.00

Income from Investment Operations

Net Investment Income (Loss)	0.06	(A)	0.16	(A)	0.25	(A)
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21		1.56		(4.46)

Total from Investment Operations	0.27		1.72		(4.21)

Less Distributions

Net Investment Income	(0.09)		(0.37)		(0.63)

Net Realized Gains	—		—		—

Total Distributions	(0.09)		(0.37)		(0.63)

Net Asset Value, End of Period	$ 6.69		$ 6.51		$ 5.16

Total Return	4.20%	(C)	34.86%		(44.63	)%(C)

Net Assets, End of Period (thousands)	$4,553		$3,443		$3,372
Ratio of Expenses to Average Net Assets (D)	0.72%	(B)	0.74%		0.73%	(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.70%	(B)	2.96%		7.47%	(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73	$12.20

Income from Investment Operations
Net Investment Income (Loss)	0.16	(A)	0.40	(A)	0.74	(A)	0.72	(A)	0.66	(A)	0.48	0.26
Net Gains (Losses) on Securities (Realized and Unrealized)	0.56	3.92	(12.44)	3.09	5.37	1.89	3.58

Total from Investment Operations	0.72	4.32	(11.70)	3.81	6.03	2.37	3.84

Less Distributions
Net Investment Income	(0.10)	(0.40)	(0.78)	(0.63)	(0.65)	(0.42)	(0.31)
Net Realized Gains	—	—	(0.49)	(0.38)	(0.34)	(0.01)	—

Total Distributions	(0.10)	(0.40)	(1.27)	(1.01)	(0.99)	(0.43)	(0.31)

Net Asset Value, End of Period	$17.08	$16.46	$12.54	$25.51	$22.71	$17.67	$15.73

Total Return	4.39	%(C)	35.11%	(47.96	)%(C)	17.09%	35.39%	15.40%	31.86%

Net Assets, End of Period (thousands)	$4,786,569	$4,437,846	$3,350,073	$6,262,069	$4,456,059	$2,518,457	$1,431,989
Ratio of Expenses to Average Net Assets (D)	0.44	%(B)	0.46%	0.44	%(B)	0.44%	0.44%	0.48%	0.51%
Ratio of Net Investment Income to Average Net Assets	1.93	%(B)	3.00%	3.86	%(B)	2.89%	3.25%	2.86%	1.87%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

DFA INTERNATIONAL VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio (the “Portfolio”) is presented in this section of the report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 72% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Class R2 shares commenced operations on April 30, 2008. As of April 30, 2010, Class R1 shares has 100,000,000 authorized shares and has not commenced operations.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value heirarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $119 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:     The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 shares of the DFA International Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 shares of the Portfolio to 0.79% of its average net assets on an annualized basis. At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than 0.79% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.79% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011 and shall continue to remain in effect for year to year thereafter unless terminated by the Fund or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to a reclassification of distributions, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$2,694	$(2,694)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
2007	$156,076	$ 69,683	$225,759
2008	218,970	106,309	325,279
2009	105,700	—	105,700

At October 31, 2009, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Caryforward	Total Net Distributable Earnings (Accumulated Losses)
$13,063	—	$(1,348,208)	$(1,335,145)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforwards in the amount of $1,348,208 to offset future realized capital gains expiring in 2016.

For the year ended October 31, 2009, the Portfolio had utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes of $44,756 (amount in thousands).

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$3,741,896	$1,114,718	$(64,466)	$1,050,252

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax postions and has concluded that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Class R2 Shares
Shares Issued	$1,591	238	$1,393	263
Shares Issued in Lieu of Cash Distributions	50	8	207	38
Shares Redeemed	(627)	(94)	(2,329)	(425)

Net Increase (Decrease) — Class R2 Shares	$1,014	152	$(729)	(124)

Institutional Class Shares
Shares Issued	$543,848	32,023	$1,076,228	84,945
Shares Issued in Lieu of Cash Distributions	25,696	1,528	98,011	7,185
Shares Redeemed	(387,639)	(22,842)	(1,122,011)	(89,725)

Net Increase (Decrease) — Institutional Class Shares	$181,905	10,709	$52,228	2,405

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowings. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement of the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I. Other:

At April 30, 2010, three shareholders held approximately 84% of the outstanding shares of Class R2 shares of the Portfolio and two shareholders held approximately 47% of the outstanding shares of the Institutional Class shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subseqent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The Japanese Small Company Series

Actual Fund Return	$1,000.00	$1,069.20	0.13%	$0.67
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Asia Pacific Small Company Series

Actual Fund Return	$1,000.00	$1,135.40	0.16%	$0.85
Hypothetical 5% Annual Return	$1,000.00	$1,024.00	0.16%	$0.80

The United Kingdom Small Company Series

Actual Fund Return	$1,000.00	$1,094.20	0.13%	$0.68
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.13%	$0.65

The Continental Small Company Series

Actual Fund Return	$1,000.00	$1,052.50	0.14%	$0.71
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Canadian Small Company Series

Actual Fund Return	$1,000.00	$1,304.10	0.14%	$0.80
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

The Emerging Markets Series

Actual Fund Return	$1,000.00	$1,146.10	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

The Emerging Markets Small Cap Series

Actual Fund Return	$1,000.00	$1,199.80	0.29%	$1.58
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

The Japanese SmallCompany Series
Consumer Discretionary	21.8%
Consumer Staples	9.5%
Energy	1.2%
Financials	10.4%
Health Care	3.7%
Industrials	27.9%
Information Technology	12.2%
Materials	12.5%
Telecommunication Services	0.1%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The Asia Pacific Small Company Series
Consumer Discretionary	23.8%
Consumer Staples	4.1%
Energy	6.2%
Financials	12.9%
Health Care	6.2%
Industrials	22.9%
Information Technology	5.4%
Materials	12.2%
Other	0.1%
Real Estate Investment Trusts	0.1%
Telecommunication Services	2.6%
Utilities	3.5%

100.0%

The United Kingdom Small Company Series
Consumer Discretionary	20.7%
Consumer Staples	4.1%
Energy	4.6%
Financials	12.7%
Health Care	2.8%
Industrials	34.5%
Information Technology	13.7%
Materials	4.9%
Other	—
Telecommunication Services	0.9%
Utilities	1.1%

100.0%

The Continental Small Company Series
Consumer Discretionary	14.5%
Consumer Staples	7.0%
Energy	6.0%
Financials	15.9%
Health Care	8.4%
Industrials	26.1%
Information Technology	8.6%
Materials	10.2%
Other	—
Telecommunication Services	1.0%
Utilities	2.3%

100.0%

The Canadian Small Company Series
Consumer Discretionary	13.9%
Consumer Staples	2.3%
Energy	18.4%
Financials	7.1%
Health Care	4.9%
Industrials	7.8%
Information Technology	6.4%
Materials	38.2%
Telecommunication Services	0.3%
Utilities	0.7%

100.0%

The Emerging Markets Series
Consumer Discretionary	6.0%
Consumer Staples	8.6%
Energy	14.6%
Financials	20.2%
Health Care	2.1%
Industrials	6.0%
Information Technology	15.0%
Materials	14.1%
Other	—
Telecommunication Services	9.9%
Utilities	3.5%

100.0%

The Emerging Markets Small Cap Series
Consumer Discretionary	18.3%
Consumer Staples	10.5%
Energy	1.8%
Financials	15.7%
Health Care	4.9%
Industrials	17.9%
Information Technology	9.4%
Materials	16.3%
Other	0.2%
Real Estate Investment Trusts	—
Telecommunication Services	0.8%
Utilities	4.2%

100%

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.9%)
Consumer Discretionary — (19.2%)
*Alpine Electronics, Inc.	201,800	$2,848,424	0.2%
Exedy Corp.	119,000	3,139,735	0.2%
#K’s Holdings Corp.	156,927	4,167,060	0.3%
#Nifco, Inc.	162,700	3,638,360	0.3%
#Saizeriya Co., Ltd.	144,000	2,800,260	0.2%
Shochiku Co., Ltd.	385,400	3,301,744	0.3%
Toyobo Co., Ltd.	1,905,000	3,183,717	0.3%
Other Securities		245,583,937	19.7%

Total Consumer Discretionary		268,663,237	21.5%

Consumer Staples — (8.3%)
#Fancl Corp.	157,300	2,793,663	0.2%
Life Corp.	183,400	3,020,989	0.3%
#Megmilk Snow Brand Co., Ltd.	178,800	3,011,113	0.2%
Morinaga Milk Industry Co., Ltd.	852,000	3,442,130	0.3%
Nisshin Oillio Group, Ltd. (The)	534,000	2,814,121	0.2%
Other Securities		101,788,603	8.2%

Total Consumer Staples		116,870,619	9.4%

Energy — (1.1%)
Other Securities		14,795,802	1.2%

Financials — (9.2%)
#Bank of Iwate, Ltd. (The)	57,400	3,144,724	0.2%
Bank of Okinawa, Ltd. (The)	74,500	3,066,753	0.2%
Century Tokyo Leasing Corp.	279,790	3,685,649	0.3%
Kiyo Holdings, Inc.	2,135,900	2,788,784	0.2%
Tokai Tokyo Financial Holdings, Inc.	898,000	3,474,027	0.3%
*Tokyo Tatemono Co., Ltd.	689,000	3,177,317	0.3%
Other Securities		109,247,126	8.8%

Total Financials		128,584,380	10.3%

Health Care — (3.3%)
Kaken Pharmaceutical Co., Ltd.	348,000	2,822,402	0.2%
Nihon Kohden Corp.	151,200	2,894,218	0.3%
#Nipro Corp.	180,100	3,408,080	0.3%
Other Securities		36,448,209	2.9%

Total Health Care		45,572,909	3.7%

Industrials — (24.5%)
Central Glass Co., Ltd.	601,000	2,891,587	0.2%
#Daiseki Co., Ltd.	144,563	3,185,575	0.3%
#*Fuji Electric Holdings Co., Ltd.	1,214,000	3,646,711	0.3%
Futaba Corp.	149,000	3,028,498	0.3%
Hanwa Co., Ltd.	697,000	2,973,897	0.2%
JS Group Corp.	149,150	2,925,118	0.2%
#Meidensha Corp.	734,050	3,356,624	0.3%
Meitec Corp.	131,700	2,765,124	0.2%
#Miura Co., Ltd.	132,100	3,230,098	0.3%
Nippon Konpo Unyu Soko Co., Ltd.	247,000	2,938,839	0.2%
Takara Standard Co., Ltd.	485,000	3,178,057	0.3%
Other Securities		309,575,403	24.8%

Total Industrials		343,695,531	27.6%

Information Technology — (10.7%)
*Alps Electric Co., Ltd.	487,500	3,547,413	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Capcom Co., Ltd.	153,100	$3,088,848	0.2%
*Dainippon Screen Manufacturing Co., Ltd.	652,000	3,660,794	0.3%
#eAccess, Ltd.	4,312	3,440,003	0.3%
Horiba, Ltd.	98,800	2,915,842	0.2%
#Hosiden Corp.	243,000	3,068,779	0.2%
IT Holdings Corp.	262,001	3,747,893	0.3%
#Nichicon Corp.	263,300	3,524,402	0.3%
Ryosan Co., Ltd.	122,000	3,252,940	0.3%
Other Securities		119,667,277	9.6%

Total Information Technology		149,914,191	12.0%

Materials — (11.0%)
Adeka Corp.	331,700	3,142,920	0.3%
FP Corp.	61,200	2,817,371	0.2%
#Hokuetsu Kishu Paper Co., Ltd.	553,199	2,789,154	0.2%
Kureha Corp.	571,500	2,815,467	0.2%
Nihon Parkerizing Co., Ltd.	230,000	3,291,888	0.3%
#Nippon Paint Co., Ltd.	727,200	4,637,149	0.4%
Toagosei Co., Ltd.	897,000	4,113,370	0.3%
Zeon Corp.	503,000	3,036,885	0.2%
Other Securities		127,902,153	10.3%

Total Materials		154,546,357	12.4%

Telecommunication Services — (0.0%)
Other Securities		596,211	0.0%

Utilities — (0.6%)
#Saibu Gas Co., Ltd.	1,268,000	3,409,619	0.3%
Other Securities		5,609,517	0.4%

Total Utilities		9,019,136	0.7%

TOTAL COMMON STOCKS		1,232,258,373	98.8%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/06/10 (Collateralized by $2,020,000 FHLMC 5.00%, 10/15/24, valued at $2,168,975) to be repurchased at $2,134,068	$2,134	2,134,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (11.9%)
§@DFA Short Term Investment Fund	166,288,935	166,288,935	13.3%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $940,896) to be repurchased at $928,879	$929	928,865	0.1%

TOTAL SECURITIES LENDING COLLATERAL		167,217,800	13.4%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,529,579,040)	$1,401,610,173	112.4%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$34,928	$268,628,309	—	$268,663,237
Consumer Staples	—	116,870,619	—	116,870,619
Energy	—	14,795,802	—	14,795,802
Financials	1,844,953	126,739,427	—	128,584,380
Health Care	—	45,572,909	—	45,572,909
Industrials	—	343,695,531	—	343,695,531
Information Technology	—	149,914,191	—	149,914,191
Materials	—	154,546,357	—	154,546,357
Telecommunication Services	—	596,211	—	596,211
Utilities	—	9,019,136	—	9,019,136
Temporary Cash Investments	—	2,134,000	—	2,134,000
Securities Lending Collateral	—	167,217,800	—	167,217,800

TOTAL	$1,879,881	$1,399,730,292	—	$1,401,610,173

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.3%)
AUSTRALIA — (45.6%)
Adelaide Brighton, Ltd.	1,480,311	$3,981,993	0.5%
#*Andean Resources, Ltd.	1,464,837	4,276,604	0.5%
Ansell, Ltd.	362,027	4,270,580	0.5%
#APA Group, Ltd.	1,222,316	4,075,912	0.5%
Australian Infrastructure Fund NL	2,805,723	5,095,900	0.6%
#Australian Pharmaceutical Industries, Ltd.	8,284,125	4,250,600	0.5%
*Australian Worldwide Exploration, Ltd.	1,531,333	3,460,809	0.4%
*AWB, Ltd.	3,807,619	3,599,988	0.4%
*Boart Longyear Group	11,160,269	3,331,322	0.4%
Bradken, Ltd.	582,247	3,897,011	0.5%
#Campbell Brothers, Ltd.	284,996	7,818,642	1.0%
Centennial Coal Co., Ltd.	1,207,405	4,698,800	0.6%
Challenger Financial Services Group, Ltd.	1,750,037	6,641,119	0.8%
ConnectEast Group, Ltd.	10,162,837	4,001,674	0.5%
#David Jones, Ltd.	1,296,067	5,557,080	0.7%
#Downer EDI, Ltd.	670,736	4,288,246	0.5%
DUET Group, Ltd.	3,068,784	5,007,244	0.6%
#Flight Centre, Ltd.	192,954	3,513,110	0.4%
#Healthscope, Ltd.	881,682	3,541,694	0.4%
*Iluka Resources, Ltd.	1,063,988	4,530,720	0.6%
#Invocare, Ltd.	552,483	3,192,985	0.4%
#Ioof Holdings, Ltd.	950,183	5,746,768	0.7%
JB Hi-Fi, Ltd.	315,065	5,608,203	0.7%
*Karoon Gas Australia, Ltd.	628,673	4,289,449	0.5%
Kingsgate Consolidated, Ltd.	402,364	3,157,513	0.4%
#Macarthur Coal, Ltd.	224,909	3,150,731	0.4%
#Monadelphous Group, Ltd.	302,955	4,295,601	0.5%
*Mount Gibson Iron, Ltd.	2,962,399	4,575,927	0.6%
*Navitas, Ltd.	1,205,167	5,767,881	0.7%
*Pacific Brands, Ltd.	4,412,120	4,818,447	0.6%
*PanAust, Ltd.	8,757,197	4,067,557	0.5%
#Perpetual Trustees Australia, Ltd.	116,090	3,672,838	0.5%
#Ramsay Health Care, Ltd.	259,021	3,234,135	0.4%
#Reece Australia, Ltd.	238,457	5,507,771	0.7%
*Riversdale Mining, Ltd.	692,356	5,811,035	0.7%
#Seek, Ltd.	666,916	5,118,282	0.6%
Southern Cross Media Group NL	1,572,128	3,153,722	0.4%
#Super Cheap Auto Group, Ltd.	711,023	3,654,930	0.5%
*Ten Network Holdings, Ltd.	2,056,782	3,426,274	0.4%
Transfield Services, Ltd.	954,232	3,479,794	0.4%
#UGL, Ltd.	332,576	4,496,941	0.6%
#West Australian Newspapers Holdings, Ltd.	728,122	5,277,439	0.6%
Other Securities		251,278,582	30.8%

TOTAL AUSTRALIA		436,621,853	53.5%

HONG KONG — (21.7%)
Giordano International, Ltd.	6,824,000	3,156,104	0.4%
Pacific Basin Shipping, Ltd.	5,837,000	4,413,779	0.5%
PCCW, Ltd.	12,632,000	3,818,685	0.5%
#Techtronic Industries Co., Ltd.	3,787,000	3,935,177	0.5%
Other Securities		192,052,469	23.5%

TOTAL HONG KONG		207,376,214	25.4%

MALAYSIA — (0.0%)
Other Securities		4,051	0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
NEW ZEALAND — (5.1%)
Fisher & Paykel Healthcare Corp., Ltd.	2,409,822	$6,153,780	0.8%
Sky City Entertainment Group, Ltd.	2,535,089	5,794,428	0.7%
Other Securities		37,389,346	4.6%

TOTAL NEW ZEALAND		49,337,554	6.1%

SINGAPORE — (11.9%)
*Parkway Holdings, Ltd.	1,326,133	3,246,049	0.4%
Venture Corp., Ltd.	678,000	4,850,273	0.6%
Other Securities		105,375,176	12.9%

TOTAL SINGAPORE		113,471,498	13.9%

TOTAL COMMON STOCKS		806,811,170	98.9%

PREFERRED STOCKS — (0.1%)
AUSTRALIA — (0.1%)
Other Securities		786,083	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
Other Securities		7,139	0.0%

HONG KONG — (0.0%)
Other Securities		193,978	0.0%

SINGAPORE — (0.0%)
Other Securities		170,397	0.0%

TOTAL RIGHTS/WARRANTS		371,514	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,425,000 FNMA 1.213%(v), 11/25/39, valued at $8,111,756) to be repurchased at $7,990,127	$7,990	7,990,000	1.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (14.8%)
§@DFA Short Term Investment Fund	140,583,847	140,583,847	17.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $545,948) to be repurchased at $538,975	$539	538,967	0.1%

TOTAL SECURITIES LENDING COLLATERAL		141,122,814	17.3%

TOTAL INVESTMENTS — (100.0%) (Cost $820,790,134)		$957,081,581	117.3%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,814,217	$433,807,636	—	$436,621,853
Hong Kong	849,435	206,526,779	—	207,376,214
Malaysia	—	4,051	—	4,051
New Zealand	464,363	48,873,191	—	49,337,554
Singapore	801,697	112,669,801	—	113,471,498
Preferred Stocks
Australia	—	786,083	—	786,083
Rights/Warrants
Australia	7,120	19	—	7,139
Hong Kong	35,650	158,328	—	193,978
Singapore	170,397	—	—	170,397
Temporary Cash Investments	—	7,990,000	—	7,990,000
Securities Lending Collateral	—	141,122,814	—	141,122,814

TOTAL	$5,142,879	$951,938,702	—	$957,081,581

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (96.8%)
Consumer Discretionary — (20.1%)
Aegis Group P.L.C.	3,149,142	$6,256,389	0.7%
*DSG International P.L.C.	10,089,373	5,076,384	0.6%
Halfords Group P.L.C.	752,842	5,831,598	0.7%
Informa P.L.C.	1,449,124	8,746,402	1.0%
*Persimmon P.L.C.	700,629	5,094,528	0.6%
United Business Media P.L.C.	864,643	7,299,365	0.8%
Other Securities		139,390,172	16.1%

Total Consumer Discretionary		177,694,838	20.5%

Consumer Staples — (4.0%)
PZ Cussons P.L.C.	1,298,024	5,394,895	0.6%
Other Securities		29,897,987	3.5%

Total Consumer Staples		35,292,882	4.1%

Energy — (4.4%)
*Dana Petroleum P.L.C.	333,328	6,146,559	0.7%
*Premier Oil P.L.C.	335,099	6,489,572	0.8%
*Soco International P.L.C.	223,095	5,549,243	0.6%
Other Securities		21,116,681	2.4%

Total Energy		39,302,055	4.5%

Financials — (12.3%)
Aberdeen Asset Management P.L.C.	2,558,118	5,371,881	0.6%
Amlin P.L.C.	1,063,929	6,087,386	0.7%
Catlin Group, Ltd. P.L.C.	977,375	5,257,079	0.6%
Close Brothers Group P.L.C.	481,680	5,361,460	0.6%
#Henderson Group P.L.C.	2,936,019	6,558,889	0.8%
Hiscox, Ltd. P.L.C.	1,517,006	7,723,171	0.9%
IG Group Holdings P.L.C.	1,241,907	7,701,442	0.9%
Jardine Lloyd Thompson Group P.L.C.	603,449	5,112,633	0.6%
Provident Financial P.L.C.	461,410	5,894,440	0.7%
Other Securities		53,851,507	6.2%

Total Financials		108,919,888	12.6%

Health Care — (2.8%)
SSL International P.L.C.	753,239	9,868,934	1.1%
Other Securities		14,477,675	1.7%

Total Health Care		24,346,609	2.8%

Industrials — (33.4%)
Aggreko P.L.C.	611,546	11,391,474	1.3%
Arriva P.L.C.	655,941	7,642,321	0.9%
#Babcock International Group P.L.C.	811,461	7,236,430	0.9%
Carillion P.L.C.	1,523,518	7,955,304	0.9%
Charter International P.L.C.	614,873	7,549,495	0.9%
Chemring Group P.L.C.	128,869	7,180,111	0.8%
De la Rue P.L.C.	387,017	5,391,296	0.6%
Hays P.L.C.	4,680,905	7,955,413	0.9%
Homeserve P.L.C.	220,105	6,706,453	0.8%
IMI P.L.C.	1,191,221	12,953,350	1.5%
Intertek Group P.L.C.	539,854	12,260,610	1.4%
Meggitt P.L.C.	1,630,199	7,757,004	0.9%
Michael Page International P.L.C.	1,235,568	8,036,307	0.9%
Regus P.L.C.	3,178,152	5,594,804	0.7%
Spirax-Sarco Engineering P.L.C.	301,608	7,095,437	0.8%
Tomkins P.L.C.	3,282,427	12,417,818	1.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Industrials — (Continued)
*Travis Perkins P.L.C.	482,448	$6,231,047	0.7%
Ultra Electronics Holdings P.L.C.	267,145	6,307,382	0.7%
#VT Group P.L.C.	677,021	7,707,937	0.9%
Weir Group P.L.C. (The)	479,090	7,192,192	0.8%
Other Securities		133,003,894	15.4%

Total Industrials		295,566,079	34.1%

Information Technology — (13.2%)
ARM Holdings P.L.C.	4,777,637	18,427,499	2.1%
Dimension Data Holdings P.L.C.	5,151,402	7,148,024	0.8%
Electrocomponents P.L.C.	1,576,293	5,396,820	0.6%
Halma P.L.C.	1,461,044	6,083,205	0.7%
Logica P.L.C.	3,167,765	6,627,538	0.8%
*Misys P.L.C.	1,833,430	6,528,528	0.7%
Rotork P.L.C.	348,025	7,471,351	0.9%
Spectris P.L.C.	490,382	6,710,282	0.8%
Other Securities		52,848,783	6.1%

Total Information Technology		117,242,030	13.5%

Materials — (4.7%)
Croda International P.L.C.	484,717	7,433,197	0.9%
Mondi P.L.C.	943,611	6,369,567	0.7%
Other Securities		27,830,838	3.2%

Total Materials		41,633,602	4.8%

Telecommunication Services — (0.8%)
Other Securities		7,276,846	0.8%

Utilities — (1.1%)
Other Securities		9,629,833	1.1%

TOTAL COMMON STOCKS		856,904,662	98.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		—	0.0%

TOTAL RIGHTS/WARRANTS		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/04/10 (Collateralized by $5,070,000 FNMA 6.00%, 10/01/38, valued at $3,456,383) to be repurchased at $3,405,072.	$3,405	3,405,000	0.4%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (2.8%)
§@DFA Short Term Investment Fund	21,279,781	21,279,781	2.4%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $3,290,540) to be repurchased at $3,248,512	$3,248	$3,248,463	0.4%

TOTAL SECURITIES LENDING COLLATERAL		24,528,244	2.8%

TOTAL INVESTMENTS — (100.0%) (Cost $871,826,348)		$884,837,906	102.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,458,708	$175,236,130	—	$177,694,838
Consumer Staples	244,809	35,048,073	—	35,292,882
Energy	—	39,302,055	—	39,302,055
Financials	531	108,919,357	—	108,919,888
Health Care	—	24,346,609	—	24,346,609
Industrials	842,433	294,723,646	—	295,566,079
Information Technology	—	117,242,030	—	117,242,030
Materials	—	41,633,602	—	41,633,602
Telecommunication Services	1,970,194	5,306,652	—	7,276,846
Utilities	—	9,629,833	—	9,629,833
Rights/Warrants	—	—	—	—
Temporary Cash Investments	—	3,405,000	—	3,405,000
Securities Lending Collateral	—	24,528,244	—	24,528,244

TOTAL	$5,516,675	$879,321,231	—	$884,837,906

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (79.8%)
AUSTRIA — (2.5%)
Andritz AG	116,739	$7,147,662	0.4%
Other Securities		47,944,956	2.7%

TOTAL AUSTRIA		55,092,618	3.1%

BELGIUM — (3.5%)
Bekaert SA	56,385	10,081,272	0.6%
D’Ieteren SA	12,852	6,020,251	0.3%
Other Securities		60,678,302	3.4%

TOTAL BELGIUM		76,779,825	4.3%

DENMARK — (2.4%)
Other Securities		53,532,825	3.0%

FINLAND — (6.5%)
#KCI Konecranes Oyj	232,703	7,470,867	0.4%
#Metso Corp. Oyj	206,460	7,964,260	0.5%
*M-Real Oyj Series B	3,525,955	12,251,527	0.7%
#Nokian Renkaat Oyj	325,926	7,661,297	0.4%
Other Securities		108,340,211	6.1%

TOTAL FINLAND		143,688,162	8.1%

FRANCE — (10.7%)
Arkema SA	199,362	8,316,785	0.5%
*Atos Origin SA	143,571	7,275,071	0.4%
#Bourbon SA	155,755	6,747,054	0.4%
*Compagnie Generale de Geophysique-Veritas SA	219,970	6,622,483	0.4%
*Gemalto NV	149,247	6,652,952	0.4%
Havas SA	1,165,955	6,244,766	0.3%
Nexans SA	92,377	7,282,145	0.4%
SEB SA	87,918	6,686,682	0.4%
Societe BIC SA	84,787	6,591,662	0.4%
*Valeo SA	232,962	7,792,093	0.4%
Other Securities		165,053,841	9.2%

TOTAL FRANCE		235,265,534	13.2%

GERMANY — (11.6%)
*Aareal Bank AG	492,663	10,749,514	0.6%
#Aixtron AG	259,027	8,183,192	0.5%
Aurubis AG	144,707	7,327,699	0.4%
Bilfinger Berger AG	162,980	10,808,808	0.6%
#Lanxess AG	218,704	10,328,223	0.6%
MTU Aero Engines Holding AG	163,223	8,948,890	0.5%
Rheinmetall AG	107,359	7,473,083	0.4%
Rhoen-Klinikum AG	379,608	9,758,046	0.5%
#*SGL Carbon SE	217,830	7,062,079	0.4%
#Software AG	70,053	8,018,342	0.5%
Stada Arzneimittel AG	173,213	6,791,594	0.4%
Wincor Nixdorf AG	112,151	7,627,473	0.4%
Other Securities		152,976,235	8.6%

TOTAL GERMANY		256,053,178	14.4%

GREECE — (2.2%)
Other Securities		49,026,184	2.7%

IRELAND — (2.4%)
DCC P.L.C.	308,989	8,252,891	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (Continued)
*Dragon Oil P.L.C.	1,347,570	$9,949,190	0.6%
Paddy Power P.L.C.	180,573	6,347,171	0.3%
Other Securities		28,513,507	1.6%

TOTAL IRELAND		53,062,759	3.0%

ITALY — (6.6%)
Other Securities		143,965,536	8.1%

NETHERLANDS — (4.9%)
Imtech NV	240,919	7,597,862	0.4%
Koninklijke Boskalis Westminster NV	133,054	6,001,579	0.3%
Nutreco Holding NV	136,273	8,526,171	0.5%
Other Securities		85,008,577	4.8%

TOTAL NETHERLANDS		107,134,189	6.0%

NORWAY — (3.6%)
#*TGS Nopec Geophysical Co. ASA	404,241	7,747,472	0.5%
Other Securities		71,749,044	4.0%

TOTAL NORWAY		79,496,516	4.5%

PORTUGAL — (1.0%)
Other Securities		22,745,625	1.3%

SPAIN — (4.5%)
#Ebro Puleva SA	312,280	5,815,276	0.3%
Other Securities		93,160,881	5.2%

TOTAL SPAIN		98,976,157	5.5%

SWEDEN — (6.3%)
#Boliden AB	497,124	6,839,672	0.4%
#Elekta AB Series B	302,500	7,855,659	0.4%
Modern Times Group AB Series B	107,750	6,561,146	0.4%
*Trelleborg AB Series B	878,565	6,356,388	0.3%
Other Securities		110,036,538	6.2%

TOTAL SWEDEN		137,649,403	7.7%

SWITZERLAND — (10.9%)
Aryzta AG	265,691	10,151,959	0.6%
*Bank Sarasin & Cie AG Series B	172,644	6,715,373	0.4%
*Clariant AG	756,817	10,441,951	0.6%
#Galenica Holding AG	15,281	5,942,441	0.3%
#*Logitech International SA	376,693	6,149,652	0.3%
PSP Swiss Property AG	141,111	8,398,369	0.5%
Sika AG	4,203	7,465,288	0.4%
Swiss Prime Site AG	163,073	9,643,069	0.5%
#Valiant Holding AG	33,293	6,330,913	0.4%
Other Securities		169,140,498	9.5%

TOTAL SWITZERLAND		240,379,513	13.5%

UNITED KINGDOM — (0.2%)
Other Securities		4,524,669	0.2%

TOTAL COMMON STOCKS		1,757,372,693	98.6%

PREFERRED STOCKS — (0.1%)
SWITZERLAND — (0.1%)
Other Securities		1,894,634	0.1%

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
Other Securities		—	0.0%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
BELGIUM — (0.0%)
Other Securities		$453	0.0%

FRANCE — (0.0%)
Other Securities		226,828	0.0%

ITALY — (0.0%)
Other Securities		11,386	0.0%

SPAIN — (0.0%)
Other Securities		7,659	0.0%

SWEDEN — (0.0%)
Other Securities		70,891	0.0%

SWITZERLAND — (0.0%)
Other Securities		23,702	0.0%

TOTAL RIGHTS/WARRANTS		340,919	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.6%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $25,045,000 FHLMC 6.50%, 09/01/37, valued at $12,794,553) to be repurchased at $12,605,200	$12,605	12,605,000	0.7%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (19.5%)
§@DFA Short Term Investment Fund	428,637,743	428,637,743	24.1%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $296,485) to be repurchased at $290,677	$291	290,672	0.0%

TOTAL SECURITIES LENDING COLLATERAL		428,928,415	24.1%

TOTAL INVESTMENTS — (100.0%) (Cost $1,976,947,922)		$2,201,141,661	123.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$196,925	$54,895,693	—	$55,092,618
Belgium	229,798	76,550,027	—	76,779,825
Denmark	122,467	53,410,358	—	53,532,825
Finland	1,312,997	142,375,165	—	143,688,162
France	537,962	234,727,572	—	235,265,534
Germany	78,693	255,974,485	—	256,053,178
Greece	337,462	48,688,722	—	49,026,184
Ireland	—	53,062,759	—	53,062,759
Italy	—	143,965,536	—	143,965,536
Netherlands	961,586	106,172,603	—	107,134,189
Norway	32,438	79,464,078	—	79,496,516
Portugal	234,934	22,510,691	—	22,745,625
Spain	—	98,976,157	—	98,976,157
Sweden	1,027,633	136,621,770	—	137,649,403
Switzerland	3,155,156	237,224,357	—	240,379,513
United Kingdom	1,048,251	3,476,418	—	4,524,669
Preferred Stocks
Switzerland	1,894,634	—	—	1,894,634
Rights/Warrants
Austria	—	—	—	—
Belgium	453	—	—	453
France	226,760	68	—	226,828
Italy	11,386	—	—	11,386
Spain	7,659	—	—	7,659
Sweden	—	70,891	—	70,891
Switzerland	23,702	—	—	23,702
Temporary Cash Investments	—	12,605,000	—	12,605,000
Securities Lending Collateral	—	428,928,415	—	428,928,415

TOTAL	$11,440,896	$2,189,700,765	—	$2,201,141,661

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (85.9%)
Consumer Discretionary — (12.0%)
Astral Media, Inc. Class A	186,347	$6,475,733	1.3%
Corus Entertainment, Inc. Class B	278,300	5,602,712	1.1%
Dorel Industries, Inc. Class B	107,500	3,806,630	0.8%
#*Gildan Activewear, Inc.	246,010	7,139,570	1.4%
Groupe Aeroplan, Inc.	485,521	5,305,457	1.1%
#Linamar Corp.	179,780	3,606,927	0.7%
Quebecor, Inc. Class B	159,493	5,674,421	1.1%
Reitmans Canada, Ltd. Class A	193,400	3,583,174	0.7%
*RONA, Inc.	426,885	7,291,253	1.4%
Other Securities		21,801,179	4.3%

Total Consumer Discretionary		70,287,056	13.9%

Consumer Staples — (2.0%)
*Cott Corp.	512,400	4,287,655	0.9%
Other Securities		7,248,375	1.4%

Total Consumer Staples		11,536,030	2.3%

Energy — (15.8%)
#*Bankers Petroleum, Ltd.	685,432	6,045,945	1.2%
*Crew Energy, Inc.	250,936	4,508,350	0.9%
#Nuvista Energy, Ltd.	274,221	3,296,159	0.6%
Progress Energy Resources Corp.	385,252	4,615,591	0.9%
ShawCor, Ltd.	209,500	5,981,000	1.2%
Trican Well Service, Ltd.	391,971	4,977,777	1.0%
#*Uranium One, Inc.	1,819,900	4,604,394	0.9%
Other Securities		58,527,620	11.6%

Total Energy		92,556,836	18.3%

Financials — (6.1%)
#AGF Management, Ltd. Class B	348,279	5,962,366	1.2%
#Canadian Western Bank	226,200	5,342,132	1.0%
Home Capital Group, Inc.	113,700	5,316,745	1.0%
Laurentian Bank of Canada	92,400	4,013,278	0.8%
Other Securities		15,059,523	3.0%

Total Financials		35,694,044	7.0%

Health Care — (4.2%)
Biovail Corp.	329,038	5,581,143	1.1%
#*MDS, Inc.	464,108	4,148,553	0.8%
*SXC Health Solutions Corp.	84,161	5,851,832	1.2%
Other Securities		9,140,905	1.8%

Total Health Care		24,722,433	4.9%

Industrials — (6.7%)
#Russel Metals, Inc.	229,900	4,825,229	0.9%
*Stantec, Inc.	156,600	3,985,145	0.8%
Toromont Industries, Ltd.	214,900	6,006,114	1.2%
Other Securities		24,735,169	4.9%

Total Industrials		39,551,657	7.8%

Information Technology — (5.5%)
*Celestica, Inc.	797,607	7,867,712	1.6%
*MacDonald Dettweiler & Associates, Ltd.	129,900	5,175,284	1.0%
*Open Text Corp.	135,242	5,728,946	1.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
Information Technology — (Continued)
Other Securities		$13,487,537	2.7%

Total Information Technology		32,259,479	6.4%

Materials — (32.8%)
*Alamos Gold, Inc.	347,100	5,156,270	1.0%
*Canfor Corp.	330,690	3,392,193	0.7%
*Consolidated Thompson Iron Mines, Ltd.	454,936	3,869,509	0.8%
*Equinox Minerals, Ltd.	1,678,290	6,641,786	1.3%
*Euro Goldfields, Ltd.	521,060	3,811,258	0.7%
*Golden Star Resources, Ltd.	855,400	3,882,058	0.8%
*HudBay Minerals, Inc.	477,851	6,077,806	1.2%
*Lundin Mining Corp.	1,147,100	5,409,145	1.1%
Methanex Corp.	359,200	8,355,873	1.6%
*New Gold, Inc.	908,262	5,320,101	1.0%
#*Osisko Mining Corp.	685,640	7,255,985	1.4%
Pan Amer Silver Corp.	220,900	5,865,006	1.2%
#*Quadra Mining, Ltd.	260,350	3,952,153	0.8%
*SEMAFO, Inc.	689,365	4,397,603	0.9%
Sherritt International Corp.	706,329	5,493,206	1.1%
*Silver Standard Resources, Inc.	229,462	4,714,385	0.9%
#Silvercorp Metals, Inc.	482,000	3,952,609	0.8%
#*Taseko Mines, Ltd.	649,000	3,686,484	0.7%
#*Thompson Creek Metals Co., Inc.	474,700	6,079,786	1.2%
West Fraser Timber Co., Ltd.	123,716	5,358,834	1.1%
Other Securities		89,958,885	17.8%

Total Materials		192,630,935	38.1%

Telecommunication Services — (0.2%)
Other Securities		1,384,165	0.3%

Utilities — (0.6%)
Other Securities		3,455,638	0.7%

TOTAL COMMON STOCKS		504,078,273	99.7%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,120,000 FHLMC 5.00%, 10/15/24, valued at $1,202,600) to be repurchased at $1,180,019	$1,180	1,180,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (13.9%)
§@DFA Short Term Investment Fund	80,305,118	80,305,118	15.9%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10, (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $971,753) to be repurchased at $952,714	$953	952,699	0.2%

TOTAL SECURITIES LENDING COLLATERAL		81,257,817	16.1%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $600,757,081)	$586,516,090	116.0%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$70,287,056	—	—	$70,287,056
Consumer Staples	11,536,030	—	—	11,536,030
Energy	92,556,836	—	—	92,556,836
Financials	35,694,044	—	—	35,694,044
Health Care	24,722,433	—	—	24,722,433
Industrials	39,551,657	—	—	39,551,657
Information Technology	32,259,332	$147	—	32,259,479
Materials	192,630,935	—	—	192,630,935
Telecommunication Services	1,384,165	—	—	1,384,165
Utilities	3,455,638	—	—	3,455,638
Temporary Cash Investments	—	1,180,000	—	1,180,000
Securities Lending Collateral	—	81,257,817	—	81,257,817

TOTAL	$504,078,126	$82,437,964	—	$586,516,090

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
Other Securities		$1,721,656	0.1%

BRAZIL — (3.3%)
Companhia Siderurgica Nacional SA	734,552	13,733,893	0.6%
Petroleo Brasilerio SA ADR	868,746	36,860,893	1.6%
Other Securities		30,077,170	1.3%

TOTAL BRAZIL		80,671,956	3.5%

CHILE — (1.5%)
Other Securities		37,770,574	1.7%

CHINA — (9.2%)
Bank of China, Ltd.	36,691,000	18,887,982	0.8%
China Construction Bank Corp.	21,737,000	17,679,518	0.8%
#China Life Insurance Co., Ltd. ADR	250,705	16,945,151	0.7%
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483	1.5%
#CNOOC, Ltd. ADR	67,956	11,954,820	0.5%
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598	1.1%
PetroChina Co., Ltd. ADR	115,210	13,264,127	0.6%
Tencent Holdings, Ltd.	700,600	14,470,766	0.6%
Other Securities		77,309,097	3.4%

TOTAL CHINA		229,428,542	10.0%

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286	0.6%
Other Securities		7,489,643	0.3%

TOTAL CZECH REPUBLIC		20,893,929	0.9%

HUNGARY — (1.3%)
#*OTP Bank NYRT	473,736	16,652,516	0.7%
Other Securities		16,368,600	0.7%

TOTAL HUNGARY		33,021,116	1.4%

INDIA — (10.9%)
HDFC Bank, Ltd.	386,733	17,145,011	0.7%
Infosys Technologies, Ltd.	449,681	27,426,840	1.2%
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740	0.6%
Reliance Industries, Ltd.	1,958,609	45,244,268	2.0%
Tata Consultancy Services, Ltd.	756,974	12,986,852	0.6%
Other Securities		153,802,995	6.7%

TOTAL INDIA		270,587,706	11.8%

INDONESIA — (2.4%)
PT Astra International Tbk	2,890,061	14,934,573	0.7%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770	0.5%
Other Securities		33,532,822	1.5%

TOTAL INDONESIA		60,563,165	2.7%

ISRAEL — (1.5%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496	1.1%
Other Securities		12,923,591	0.6%

TOTAL ISRAEL		37,803,087	1.7%

MALAYSIA — (4.5%)
CIMB Group Holdings Berhad	2,785,627	12,334,742	0.5%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (Continued)
Other Securities		$99,758,768	4.4%

TOTAL MALAYSIA		112,093,510	4.9%

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804	2.0%
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618	0.5%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567	0.9%
Other Securities		87,246,332	3.8%

TOTAL MEXICO		164,096,321	7.2%

PHILIPPINES — (0.5%)
Other Securities		12,385,583	0.5%

POLAND — (1.3%)
Other Securities		32,992,799	1.4%

RUSSIA — (3.8%)
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180	1.5%
*Lukoil OAO Sponsored ADR	330,511	18,590,951	0.8%
Other Securities		41,167,583	1.8%

TOTAL RUSSIA		94,775,714	4.1%

SOUTH AFRICA — (8.1%)
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790	0.5%
Impala Platinum Holdings, Ltd.	478,692	13,424,808	0.6%
*MTN Group, Ltd.	1,659,950	24,217,399	1.0%
Naspers, Ltd. Series N	324,237	13,057,043	0.6%
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396	1.9%
Standard Bank Group, Ltd.	861,864	13,104,398	0.6%
Other Securities		81,769,338	3.6%

TOTAL SOUTH AFRICA		200,196,172	8.8%

SOUTH KOREA — (12.7%)
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806	0.5%
#Hyundai Motor Co., Ltd.	95,919	11,697,991	0.5%
POSCO	46,060	20,654,841	0.9%
Samsung Electronics Co., Ltd.	97,139	73,858,555	3.2%
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946	0.8%
Other Securities		179,110,260	7.9%

TOTAL SOUTH KOREA		314,905,399	13.8%

TAIWAN — (10.4%)
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166	0.5%
Formosa Plastics Corp.	5,051,648	11,222,961	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710	0.9%
#Media Tek, Inc.	735,527	12,453,974	0.5%
Nan Ya Plastic Corp.	7,084,564	14,853,387	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226	1.9%
Other Securities		142,354,282	6.2%

TOTAL TAIWAN		257,085,706	11.2%

THAILAND — (1.5%)
Other Securities		37,775,641	1.7%

TURKEY — (2.2%)
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993	0.6%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$40,353,802	1.8%

TOTAL TURKEY		54,124,795	2.4%

TOTAL COMMON STOCKS		2,052,893,371	89.8%

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205	1.2%
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480	0.6%
Gerdau SA	756,268	12,425,724	0.5%
Itau Unibanco Holding SA	1,765,755	38,276,225	1.7%
Petroleo Brasilerio SA ADR	1,206,109	45,759,775	2.0%
Vale SA Series A	1,412,691	37,904,737	1.7%
Other Securities		43,261,900	1.9%

TOTAL BRAZIL		218,925,046	9.6%

TOTAL PREFERRED STOCKS		218,925,046	9.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		2,502	0.0%

MALAYSIA — (0.0%)
Other Securities		7,590	0.0%

TOTAL RIGHTS/WARRANTS		10,092	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070	9.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	1,317	1,317,198	0.1%

TOTAL SECURITIES LENDING COLLATERAL		206,786,259	9.1%

THE EMERGING MARKETS SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)	$2,484,030,768	108.7%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,721,656	—	—	$1,721,656
Brazil	80,671,956	—	—	80,671,956
Chile	37,770,574	—	—	37,770,574
China	85,209,043	$144,219,499	—	229,428,542
Czech Republic	—	20,893,929	—	20,893,929
Hungary	—	33,021,116	—	33,021,116
India	21,770,824	248,816,882	—	270,587,706
Indonesia	—	60,563,165	—	60,563,165
Israel	24,879,496	12,923,591	—	37,803,087
Malaysia	—	112,093,510	—	112,093,510
Mexico	164,088,501	7,820	—	164,096,321
Philippines	—	12,385,583	—	12,385,583
Poland	—	32,992,799	—	32,992,799
Russia	—	94,775,714	—	94,775,714
South Africa	60,558,996	139,637,176	—	200,196,172
South Korea	4,138,431	310,766,968	—	314,905,399
Taiwan	7,067,247	250,018,459	—	257,085,706
Thailand	37,775,641	—	—	37,775,641
Turkey	3	54,124,792	—	54,124,795
Preferred Stocks
Brazil	218,925,046	—	—	218,925,046
Rights/Warrants
Brazil	—	—	—	—
China	—	2,502	—	2,502
Malaysia	—	7,590	—	7,590
Temporary Cash Investments	—	5,416,000	—	5,416,000
Securities Lending Collateral	—	206,786,259	—	206,786,259

TOTAL	$744,577,414	$1,739,453,354	—	$2,484,030,768

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (86.8%)
ARGENTINA — (0.0%)
Other Securities		$—	0.0%

BRAZIL — (6.7%)
Diagnosticos Da America SA	507,200	4,382,652	0.3%
Duratex SA	624,462	5,690,481	0.4%
Lojas Renner SA	273,700	6,786,406	0.5%
*Magnesita Refratarios SA	538,604	3,947,542	0.3%
*PDG Realty SA Empreendimentos e Participacoes	448,000	4,072,142	0.3%
Totvs SA	49,764	3,421,141	0.2%
Other Securities		78,501,135	5.4%

TOTAL BRAZIL		106,801,499	7.4%

CHILE — (2.4%)
*Empresas La Polar SA	745,043	4,328,557	0.3%
Other Securities		33,893,619	2.4%

TOTAL CHILE		38,222,176	2.7%

CHINA — (10.7%)
#*Brilliance China Automotive Holdings, Ltd.	12,088,000	4,283,054	0.3%
China Travel International Investment Hong Kong, Ltd.	13,617,900	3,361,995	0.2%
China Yurun Food Group, Ltd.	2,013,000	6,142,667	0.4%
#Hopson Development Holdings, Ltd.	3,476,000	4,496,380	0.3%
#*Hunan Non-Ferrous Metal Corp., Ltd.	8,774,000	3,674,104	0.3%
#*Semiconductor Manufacturing International Corp.	93,483,000	10,043,597	0.7%
Shenzhen International Holdings, Ltd.	42,344,300	3,177,793	0.2%
#Skyworth Digital Holdings, Ltd.	6,543,562	5,896,623	0.4%
Xinao Gas Holdings, Ltd.	2,178,000	6,586,811	0.5%
Other Securities		123,149,792	8.5%

TOTAL CHINA		170,812,816	11.8%

HUNGARY — (0.2%)
Other Securities		3,370,093	0.2%

INDIA — (11.5%)
*LIC Housing Finance, Ltd.	148,431	3,180,953	0.2%
Shriram Transport Finance Co., Ltd.	260,052	3,295,294	0.2%
Other Securities		175,843,672	12.2%

TOTAL INDIA		182,319,919	12.6%

INDONESIA — (3.7%)
*PT Bank Pan Indonesia Tbk	26,324,875	3,674,635	0.3%
PT Kalbe Farma Tbk	14,904,238	3,396,957	0.2%
Other Securities		51,151,477	3.5%

TOTAL INDONESIA		58,223,069	4.0%

ISRAEL — (2.0%)
Other Securities		31,215,231	2.2%

MALAYSIA — (5.1%)
Other Securities		80,426,196	5.6%

MEXICO — (4.8%)
#Banco Compartamos S.A. de C.V.	612,400	3,464,327	0.2%
#*Corporacion GEO S.A.B. de C.V. Series B	1,330,000	4,211,797	0.3%
Embotelladora Arca S.A.B. de C.V.	1,909,100	7,210,148	0.5%
#*Empresas ICA S.A.B. de C.V. Sponsored ADR	681,589	7,204,396	0.5%
#*Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	62,500	3,458,750	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (Continued)
Grupo Continental S.A.B. de C.V.	3,051,159	$8,153,110	0.6%
*Industrias CH S.A.B. de C.V. Series B	1,172,808	4,925,655	0.3%
#TV Azteca S.A.B. de C.V. Series A	6,581,300	3,725,693	0.3%
Other Securities		33,882,438	2.4%

TOTAL MEXICO		76,236,314	5.3%

PHILIPPINES — (1.5%)
Other Securities		23,671,413	1.6%

POLAND — (2.5%)
Other Securities		40,592,721	2.8%

SOUTH AFRICA — (8.5%)
Aveng, Ltd.	981,591	4,923,931	0.3%
Barloworld, Ltd.	579,959	3,845,104	0.3%
Clicks Group, Ltd.	918,874	3,820,612	0.3%
Foschini, Ltd.	521,461	4,791,088	0.3%
Grindrod, Ltd.	1,607,864	3,554,135	0.3%
Imperial Holdings, Ltd.	422,517	5,653,970	0.4%
JD Group, Ltd.	1,023,857	6,169,700	0.4%
*Metropolitan Holdings, Ltd.	2,025,393	4,572,929	0.3%
Mr. Price Group, Ltd.	693,186	3,937,835	0.3%
Nampak, Ltd.	1,326,125	3,258,267	0.2%
Reunert, Ltd.	594,843	4,626,510	0.3%
Spar Group, Ltd. (The)	559,850	5,794,753	0.4%
*Tongaat-Hulett, Ltd.	625,434	8,746,246	0.6%
Woolworths Holdings, Ltd.	1,831,592	5,673,980	0.4%
Other Securities		65,875,261	4.6%

TOTAL SOUTH AFRICA		135,244,321	9.4%

SOUTH KOREA — (10.8%)
Daegu Bank Co., Ltd.	298,043	3,939,322	0.3%
Yuhan Corp.	22,842	3,298,891	0.2%
Other Securities		164,597,635	11.4%

TOTAL SOUTH KOREA		171,835,848	11.9%

TAIWAN — (11.1%)
Other Securities		177,326,860	12.3%

THAILAND — (2.3%)
Other Securities		37,094,784	2.6%

TURKEY — (3.0%)
Other Securities		47,265,571	3.3%

TOTAL COMMON STOCKS		1,380,658,831	95.7%

PREFERRED STOCKS — (3.4%)
BRAZIL — (3.4%)
#*Braskem SA Preferred A Sponsored ADR	301,000	4,289,250	0.3%
Eletropaulo Metropolita SA Preferred A	184,200	4,069,196	0.3%
Klabin SA	1,412,700	4,413,037	0.3%
*Net Servicos de Comunicacao SA	400,902	4,734,945	0.3%
Suzano Papel e Celullose SA	390,634	4,982,227	0.4%
Ultrapar Participacoes SA	153,240	7,224,518	0.5%
Other Securities		23,277,108	1.6%

TOTAL BRAZIL		52,990,281	3.7%

INDIA — (0.0%)
Other Securities		42,052	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (0.0%)
Other Securities		$19,449	0.0%

TOTAL PREFERRED STOCKS		53,051,782	3.7%

RIGHTS/WARRANTS — (0.0%)

BRAZIL — (0.0%)
Other Securities		19	0.0%

CHINA — (0.0%)
Other Securities		1,866	0.0%

HONG KONG — (0.0%)
Other Securities		22,388	0.0%

INDIA — (0.0%)
Other Securities		47,732	0.0%

INDONESIA — (0.0%)
Other Securities		17,063	0.0%

ISRAEL — (0.0%)
Other Securities		2,127	0.0%

MALAYSIA — (0.0%)
Other Securities		10,695	0.0%

SOUTH KOREA — (0.0%)
Other Securities		33,573	0.0%

THAILAND — (0.0%)
Other Securities		77,832	0.0%

TOTAL RIGHTS/WARRANTS		213,295	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $17,955,000 FHLMC 5.00%, 10/15/19, valued at $19,234,294) to be repurchased at $18,949,300	$18,949	18,949,000	1.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.6%)
§@DFA Short Term Investment Fund	135,269,420	135,269,420	9.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,989,823) to be repurchased at $1,950,838	$1,951	1,950,807	0.1%

TOTAL SECURITIES LENDING COLLATERAL		137,220,227	9.5%

TOTAL INVESTMENTS — (100.0%) (Cost $1,161,079,340)		$1,590,093,135	110.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	—	—	—	—
Brazil	$106,801,499	—	—	$106,801,499
Chile	38,222,176	—	—	38,222,176
China	2,546,875	$168,265,941	—	170,812,816
Hungary	—	3,370,093	—	3,370,093
India	1,182,573	181,137,346	—	182,319,919
Indonesia	1,452,549	56,770,520	—	58,223,069
Israel	330,232	30,884,999	—	31,215,231
Malaysia	144,575	80,281,621	—	80,426,196
Mexico	76,180,035	56,279	—	76,236,314
Philippines	67,604	23,603,809	—	23,671,413
Poland	—	40,592,721	—	40,592,721
South Africa	314,390	134,929,931	—	135,244,321
South Korea	1,418,419	170,417,429	—	171,835,848
Taiwan	493,993	176,832,867	—	177,326,860
Thailand	36,793,623	301,161	—	37,094,784
Turkey	2,219,173	45,046,398	—	47,265,571
Preferred Stocks
Brazil	52,955,201	35,080	—	52,990,281
India	—	42,052	—	42,052
Malaysia	19,449	—	—	19,449
Rights/Warrants
Brazil	19	—	—	19
China	—	1,866	—	1,866
Hong Kong	—	22,388	—	22,388
India	—	47,732	—	47,732
Indonesia	17,063	—	—	17,063
Israel	—	2,127	—	2,127
Malaysia	10,695	—	—	10,695
South Korea	25,960	7,613	—	33,573
Thailand	77,832	—	—	77,832
Temporary Cash Investments	—	18,949,000	—	18,949,000
Securities Lending Collateral	—	137,220,227	—	137,220,227

TOTAL	$321,273,935	$1,268,819,200	—	$1,590,093,135

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
ASSETS:
Investments at Value (including $764,728, $1,122,925, $158,416 and $123,916 of securities on loan, respectively)	$9,040,758	$6,579,404	$1,232,258	$807,969
Temporary Cash Investments at Value & Cost	13,526	14,719	2,134	7,990
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844	167,218	141,123
Foreign Currencies at Value	—	13,795	1,468	1,543
Cash	1,528	16	16	16
Receivables:
Investment Securities Sold	29,264	24,493	—	9
Dividends, Interest and Tax Reclaims	6,408	29,850	11,243	1,096
Securities Lending Income	124	1,294	213	171
Fund Shares Sold	466	8,650	22	3,173
Unrealized Gain on Foreign Currency Contracts	—	2	—	—
Prepaid Expenses and Other Assets	18	17	2	2

Total Assets	9,902,353	7,900,084	1,414,574	963,092

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844	167,218	141,123
Investment Securities Purchased	24,241	37,337	746	6,231
Fund Shares Redeemed	546	2,343	—	—
Due to Advisor	760	1,141	103	68
Unrealized Loss on Foreign Currency Contracts	—	—	—	2
Accrued Expenses and Other Liabilities	430	327	36	10

Total Liabilities	836,238	1,268,992	168,103	147,434

NET ASSETS	$9,066,115	$6,631,092	$1,246,471	$815,658

Investments at Cost	$6,625,645	$5,098,072	$1,360,227	$671,677

Foreign Currencies at Cost	$—	$13,784	$1,474	$1,531

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
ASSETS:
Investments at Value (including $23,174, $389,187, $76,887, $216,812 and $120,175 of securities on loan, respectively)	$856,905	$1,759,609	$504,078	$2,271,829	$1,433,924
Temporary Cash Investments at Value & Cost	3,405	12,605	1,180	5,416	18,949
Collateral Received from Securities on Loan at Value & Cost	24,528	428,928	81,258	206,786	137,220
Foreign Currencies at Value	57	5,905	66	2,600	5,215
Cash	16	15	15	28	7,827
Receivables:
Investment Securities Sold	1,375	19	—	5,137	7,504
Dividends, Interest and Tax Reclaims	3,824	4,966	178	5,810	3,690
Securities Lending Income	13	716	86	171	182
Fund Shares Sold	2,000	5,174	—	2,585	1,995
Unrealized Gain on Foreign Currency Contracts	—	13	—	—	—
Prepaid Expenses and Other Assets	2	4	1	7	4

Total Assets	892,125	2,217,954	586,862	2,500,369	1,616,510

LIABILITIES:
Payables:
Upon Return of Securities Loaned	24,528	428,928	81,258	206,786	137,220
Investment Securities Purchased	—	6,741	—	3,498	34,130
Fund Shares Redeemed	—	—	—	1,202	—
Due to Advisor	72	151	42	194	237
Unrealized Loss on Foreign Currency Contracts	—	—	—	1	2
Deferred Thailand Capital Gains Tax	—	—	—	2,818	1,304
Accrued Expenses and Other Liabilities	41	77	16	180	61

Total Liabilities	24,641	435,897	81,316	214,679	172,954

NET ASSETS	$867,484	$1,782,057	$505,546	$2,285,690	$1,443,556

Investments at Cost	$843,893	$1,535,415	$518,319	$1,068,817	$1,004,910

Foreign Currencies at Cost	$57	$5,662	$66	$2,565	$5,221

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series	The Japanese Small Company Series	The Asia Pacific Small Company Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7,240, $953 and $216, respectively)	$69,221	$73,366	$12,683	$9,502
Interest	23	20	1	4
Income from Securities Lending	2,477	3,155	1,398	1,054

Total Investment Income	71,721	76,541	14,082	10,560

Expenses
Investment Advisory Services Fees	4,170	6,492	582	369
Accounting & Transfer Agent Fees	413	327	69	48
Custodian Fees	37	373	85	133
Shareholders’ Reports	31	24	5	2
Directors’/Trustees’ Fees & Expenses	47	37	7	4
Professional Fees	113	86	19	10
Other	44	51	11	4

Total Expenses	4,855	7,390	778	570

Net Investment Income (Loss)	66,866	69,151	13,304	9,990

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884	(20,408)	13,980
Foreign Currency Transactions	—	(1,586)	104	4
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507	87,069	68,626
Translation of Foreign Currency Denominated Amounts	—	(272)	(215)	(69)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533	66,550	82,541

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684	$79,854	$92,531

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The United Kingdom Small Company Series	The Continental Small Company Series	The Canadian Small Company Series	The Emerging Markets Series	The Emerging Markets Small Cap Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $50, $2,396, $350, $2,044 and $991, respectively)	$11,036	$14,503	$2,021	$19,658	$11,170
Interest	2	6	2	3	2
Income from Securities Lending	76	2,209	512	919	1,051

Total Investment Income	11,114	16,718	2,535	20,580	12,223

Expenses
Investment Advisory Services Fees	400	851	221	1,126	1,293
Accounting & Transfer Agent Fees	51	95	34	122	75
Custodian Fees	26	160	34	600	464
Shareholders’ Reports	3	6	1	8	4
Directors’/Trustees’ Fees & Expenses	4	10	2	13	7
Professional Fees	10	21	5	46	30
Other	6	12	2	22	9

Total Expenses	500	1,155	299	1,937	1,882

Net Investment Income (Loss)	10,614	15,563	2,236	18,643	10,341

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	(7,362)	13,048	(275)	115,427	82,786
Foreign Currency Transactions	(142)	(201)	23	419	32
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,645	56,916	111,693	168,073	135,655
Translation of Foreign Currency Denominated Amounts	(33)	(128)	(12)	(34)	(138)
Change in Deferred Thailand Capital Gains Tax	—	—	—	(664)	(359)

Net Realized and Unrealized Gain (Loss)	63,108	69,635	111,429	283,221	217,976

Net Increase (Decrease) in Net Assets Resulting from Operations	$73,722	$85,198	$113,665	$301,864	$228,317

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series		The Japanese Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170	$13,304	$23,685
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984	(20,408)	(27,421)
Futures	—	7,204	—	(1,125)	—	1,131
Foreign Currency Transactions	—	—	(1,586)	3,828	104	2,027
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836	87,069	227,157
Futures	—	(29)	—	—	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240	(215)	(641)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933	79,854	225,938

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410	8,728	37,597
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)	(25,147)	(143,463)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)	(16,419)	(105,866)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627	63,435	120,072
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337	1,183,036	1,062,964

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964	$1,246,471	$1,183,036

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Asia Pacific Small Company Series		The United Kingdom Small Company Series		The Continental Small Company Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$9,990	$19,547	$10,614	$23,533	$15,563	$36,091
Net Realized Gain (Loss) on:
Investment Securities Sold	13,980	(32,245)	(7,362)	(34,448)	13,048	(13,321)
Futures	—	(432)	—	534	—	(476)
Foreign Currency Transactions	4	146	(142)	(50)	(201)	(549)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	68,626	330,580	70,645	234,459	56,916	468,759
Futures	—	(3)	—	(1)	—	(9)
Translation of Foreign Currency Denominated Amounts	(69)	209	(33)	(199)	(128)	305

Net Increase (Decrease) in Net Assets Resulting from Operations	92,531	317,802	73,722	223,828	85,198	490,800

Transactions in Interest:
Contributions	55,288	21,607	25,966	26,861	87,877	118,904
Withdrawals	(13,158)	(99,649)	(2,676)	(35,607)	(21,910)	(90,397)

Net Increase (Decrease) from Transactions in Interest	42,130	(78,042)	23,290	(8,746)	65,967	28,507

Total Increase (Decrease) in Net Assets	134,661	239,760	97,012	215,082	151,165	519,307
Net Assets
Beginning of Period	680,997	441,237	770,472	555,390	1,630,892	1,111,585

End of Period	$815,658	$680,997	$867,484	$770,472	$1,782,057	$1,630,892

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Canadian Small Company Series		The Emerging Markets Series		The Emerging Markets Small Cap Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$2,236	$3,432	$18,643	$43,700	$10,341	$20,144
Net Realized Gain (Loss) on:
Investment Securities Sold	(275)	(38,817)	115,427	40,421	82,786	(13,070)
Futures	—	(322)	—	(2,920)	—	(181)
Foreign Currency Transactions	23	(182)	419	(24)	32	(182)
In-Kind Redemptions	—	—	—	17,805 *	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	111,693	159,928	168,073	642,058	135,655	535,144
Futures	—	—	—	(32)	—	(10)
Translation of Foreign Currency Denominated Amounts	(12)	19	(34)	210	(138)	185
Change in Deferred Thailand Capital Gains Tax	—	—	(664)	(1,366)	(359)	(786)

Net Increase (Decrease) in Net Assets Resulting from Operations	113,665	124,058	301,864	739,852	228,317	541,244

Transactions in Interest:
Contributions	26,700	37,000	62,327	162,102	149,243	168,060
Withdrawals	—	(28,750)	(187,817)	(417,162)*	(101,977)	(107,710)

Net Increase (Decrease) from Transactions in Interest	26,700	8,250	(125,490)	(255,060)	47,266	60,350

Total Increase (Decrease) in Net Assets	140,365	132,308	176,374	484,792	275,583	601,594
Net Assets
Beginning of Period	365,181	232,873	2,109,316	1,624,524	1,167,973	566,379

End of Period	$505,546	$365,181	$2,285,690	$2,109,316	$1,443,556	$1,167,973

 *  See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Japanese Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	6.92	%(C)	22.69%	(26.87	)%(C)	(1.16)%	(2.28)%	31.03%	32.73%

Net Assets, End of Period (thousands)	$1,246,471		$1,183,036	$1,062,964		$1,504,821	$1,385,722	$1,151,429	$605,132
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.15%	0.13	%(B)	0.13%	0.14%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.30	%(B)	2.15%	2.64	%(B)	1.94%	1.68%	1.51%	1.45%
Portfolio Turnover Rate	5	%(C)	7%	10	%(C)	9%	9%	6%	5%

	The Asia Pacific Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	13.54	%(C)	84.98%	(57.75	)%(C)	47.23%	38.26%	9.30%	27.40%

Net Assets, End of Period (thousands)	$815,658		$680,997	$441,237		$1,205,154	$749,627	$395,923	$282,999
Ratio of Expenses to Average Net Assets	0.16	%(B)	0.18%	0.15	%(B)	0.15%	0.17%	0.27%	0.32%
Ratio of Net Investment Income to Average Net Assets	2.73	%(B)	4.00%	4.33	%(B)	3.58%	4.19%	4.33%	3.82%
Portfolio Turnover Rate	7	%(C)	23%	20	%(C)	25%	14%	10%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The United Kingdom Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	9.42	%(C)	43.51%	(50.77	)%(C)	2.42%	44.80%	12.88%	29.68%

Net Assets, End of Period (thousands)	$867,484		$770,472	$555,390		$1,158,580	$1,117,826	$643,038	$377,763
Ratio of Expenses to Average Net Assets	0.13	%(B)	0.14%	0.12	%(B)	0.12%	0.13%	0.22%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.68	%(B)	4.02%	3.79	%(B)	2.72%	2.70%	3.19%	2.70%
Portfolio Turnover Rate	2	%(C)	10%	25	%(C)	12%	8%	12%	7%

	The Continental Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	5.25	%(C)	43.78%	(49.66	)%(C)	17.49%	47.10%	18.97%	36.57%

Net Assets, End of Period (thousands)	$1,782,057		$1,630,892	$1,111,585		$2,256,122	$1,875,194	$981,938	$654,644
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.16%	0.14	%(B)	0.14%	0.15%	0.24%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.84	%(B)	2.93%	3.49	%(B)	2.16%	2.27%	2.16%	2.09%
Portfolio Turnover Rate	2	%(C)	7%	18	%(C)	12%	7%	18%	9%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Canadian Small Company Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Period April 2, 2007(a) to Nov. 30, 2007

	(Unaudited)
Total Return	30.41	%(C)	61.67%	(56.44	)%(C)	10.20	%(C)

Net Assets, End of Period (thousands)	$505,546		$365,181	$232,873		$213,529
Ratio of Expenses to Average Net Assets	0.14	%(B)	0.17%	0.18	%(B)	0.26	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.02	%(B)	1.37%	0.97	%(B)	0.47	%(B)(E)
Portfolio Turnover Rate	4	%(C)	23%	21	%(C)	6	%(C)

	The Emerging Markets Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	14.61	%(C)	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,285,690		$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	6	%(C)	14%	19	%(C)	7%	11%	9%	2%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Small Cap Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	19.98	%(C)	92.08%	(56.84	)%(C)	43.32%	40.55%	24.85%	35.22%

Net Assets, End of Period (thousands)	$1,443,556		$1,167,973	$566,379		$1,525,571	$903,529	$545,271	$237,865
Ratio of Expenses to Average Net Assets	0.29	%(B)	0.33%	0.30	%(B)	0.31%	0.34%	0.49%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.61	%(B)	2.52%	3.07	%(B)	1.94%	2.39%	2.70%	1.93%
Portfolio Turnover Rate	13	%(C)	13%	19	%(C)	16%	18%	8%	11%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which nine are included in this section of the report (collectively, the “Series”), and four are presented in separate reports.

Domestic Equity Portfolio	International Equity Portfolios
The U.S. Large Cap Value Series	The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Canadian Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series

Effective December 31, 2008 and November 1, 2008, The U.S. Large Cap Value Series and The DFA International Value Series, respectively, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.
At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The International Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series and The Emerging Markets Small Cap Series accrue for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. These Series are also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Trust. For the six months ended April 30, 2010, the Series’ investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The U.S. Large Cap Value Series	0.10%
The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Trust; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165
The Japanese Small Company Series	29
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	20
The Continental Small Company Series	43
The Canadian Small Company Series	11
The Emerging Markets Series	58
The Emerging Markets Small Cap Series	32

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246
The Japanese Small Company Series	60,618	67,170
The Asia Pacific Small Company Series	95,922	50,036
The United Kingdom Small Company Series	41,821	14,254
The Continental Small Company Series	110,661	41,279
The Canadian Small Company Series	42,504	15,233

	Purchases	Sales
The Emerging Markets Series	$141,527	$256,214
The Emerging Markets Small Cap Series	217,614	165,486

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Series’ investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for federal income tax purposes. At October 31, 2009, the following Series had cumulative unrealized appreciation (depreciation) (mark to market) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes. Amounts listed below are in thousands.

	Mark to Market	Realized Gains
The Japanese Small Company Series	$ 801	—
The Asia Pacific Small Company Series	241	$385
The United Kingdom Small Company Series	2,879	256
The Continental Small Company Series	6,098	—
The Emerging Markets Small Cap Series	476	—

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$ (43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149
The Japanese Small Company Series	1,531,200	144,977	(274,567)	(129,590)
The Asia Pacific Small Company Series	825,137	252,014	(120,069)	131,945
The United Kingdom Small Company Series	876,464	195,235	(186,861)	8,374
The Continental Small Company Series	1,978,279	488,326	(265,463)	222,863
The Canadian Small Company Series	600,757	85,467	(99,708)	(14,241)
The Emerging Markets Series	1,281,515	1,221,932	(19,416)	1,202,516
The Emerging Markets Small Cap Series	1,161,967	519,058	(90,932)	428,126

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Markets Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Master Funds may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series’ had no outstanding futures contracts.

H. Line of Credit:

The Trust, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Series under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$ 1,537
The Japanese Small Company Series	0.88%	97	9	—	199
The Asia Pacific Small Company Series	0.86%	224	16	—	687
The United Kingdom Small Company Series	0.87%	75	1	—	75
The Emerging Markets Series	0.86%	7,158	34	$ 6	41,407
The Emerging Markets Small Cap Series	0.90%	3,247	31	3	6,471

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return
Class R2 Shares	$1,000.00	$1,161.30	0.84%	$4.50
Institutional Class Shares	$1,000.00	$1,161.80	0.59%	$3.16
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class Shares	$1,000.00	$1,021.87	0.59%	$2.96

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company is represented in the Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflects the investments by country.

Affiliated Investment Company	100.0%

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

EMERGING MARKETS VALUE PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in Dimensional Emerging Markets Value Fund	$9,276,613,413

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $6,533,359,017)	$9,276,613,413

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)

	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$9,276,613,413	—	—	$9,276,613,413

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund (Affiliated Investment Company) at Value	$9,276,613
Receivables:
Fund Shares Sold	8,536
Prepaid Expenses and Other Assets	60

Total Assets	9,285,209

LIABILITIES:
Payables:
Affiliated Investment Company Purchased	6,206
Fund Shares Redeemed	2,330
Due to Advisor	3,131
Accrued Expenses and Other Liabilities	255

Total Liabilities	11,922

NET ASSETS	$9,273,287

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $36,537 and shares outstanding of 17,859,347	$2.05

NUMBER OF SHARES AUTHORIZED	100,000,000

Institutional Class Shares - based on net assets of $9,236,750 and shares outstanding of 282,322,291	$32.72

NUMBER OF SHARES AUTHORIZED	1,500,000,000

Investments in Affiliated Investment Company at Cost	$6,533,359

NET ASSETS CONSIST OF:
Paid-In Capital	$6,171,770
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	21,708
Accumulated Net Realized Gain (Loss)	338,171
Deferred Thailand Capital Gains Tax	(1,890)
Net Unrealized Foreign Exchange Gain (Loss)	274
Net Unrealized Appreciation (Depreciation)	2,743,254

NET ASSETS	$9,273,287

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,940)	$54,460
Interest	27
Income from Securities Lending	4,139
Expenses Allocated from Affiliated Investment Company	(7,273)

Total Investment Income	51,353

Expenses
Administrative Services Fees	16,850
Accounting & Transfer Agent Fees	67
Filing Fees	83
Shareholder Servicing Fees — Class R2 Shares	25
Shareholders’ Reports	65
Directors’/Trustees’ Fees & Expenses	47
Professional Fees	61
Other	31

Total Expenses	17,229

Net Investment Income (Loss)	34,124

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925
Foreign Currency Transactions	(480)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680
Translation of Foreign Currency Denominated Amounts	274
Change in Deferred Thailand Capital Gains Tax	(1,890)

Net Realized and Unrealized Gain (Loss)	1,799,509

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,833,633

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$34,124	$89,732
Net Realized Gain (Loss) on:
Investment Securities Sold	338,925	76,523
Foreign Currency Transactions	(480)	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,462,680	2,867,814
Translation of Foreign Currency Denominated Amounts	274	—
Change in Deferred Thailand Capital Gains Tax	(1,890)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,833,633	3,034,069

Distributions From:
Net Investment Income:
Class R2 Shares	(191)	(427)
Institutional Class Shares	(24,799)	(77,134)
Net Short-Term Gains:
Class R2 Shares	(514)	(76)
Institutional Class Shares	(65,356)	(36,974)
Net Long-Term Gains:
Class R2 Shares	(909)	(1,070)
Institutional Class Shares	(115,729)	(517,440)

Total Distributions	(207,498)	(633,121)

Capital Share Transactions:
Shares Issued	1,776,096	1,980,752
Shares Issued in Lieu of Cash Distributions	191,395	576,478
Shares Redeemed	(1,726,687)	(1,289,209)

Net Increase (Decrease) from Capital Share Transactions	240,804	1,268,021

Total Increase (Decrease) in Net Assets	1,866,939	3,668,969
Net Assets
Beginning of Period	7,406,348	3,737,379

End of Period	$9,273,287	$7,406,348

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$21,708	$12,574

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Class R2 Shares

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Jan. 29, 2008(a) to Oct. 31, 2008

	(Unaudited)
Net Asset Value, Beginning of Period	$ 2.50		$ 4.56	$ 10.00

Income from Investment Operations
Net Investment Income (Loss)(A)	0.01		0.03	0.21
Net Gains (Losses) on Securities (Realized and Unrealized)	0.33		1.14	(4.93)
Total from Investment Operations	0.34		1.17	(4.72)

Less Distributions
Net Investment Income	(0.09)		(0.32)	(0.72)
Net Realized Gains	(0.70)		(2.91)	—
Total Distributions	(0.79)		(3.23)	(0.72)

Net Asset Value, End of Period	$ 2.05		$ 2.50	$ 4.56

Total Return	16.13	%(C)	78.29%	(50.51	)%(C)

Net Assets, End of Period (thousands)	$36,537		$5,082	$ 1,799
Ratio of Expenses to Average Net Assets (D)	0.84	%(B)	0.90%	0.92	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.39%	3.35	%(B)(E)

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93	$12.53

Income from Investment Operations

Net Investment Income (Loss)	0.13	(A)	0.38	(A)	0.98	(A)	0.78	(A)	0.60	(A)	0.50	0.21

Net Gains (Losses) on Securities (Realized and Unrealized)	4.49	12.41	(25.48)	14.82	8.65	4.96	5.54

Total from Investment Operations	4.62	12.79	(24.50)	15.60	9.25	5.46	5.75

Less Distributions

Net Investment Income	(0.10)	(0.34)	(1.00)	(0.63)	(0.60)	(0.44)	(0.35)
Net Realized Gains	(0.70)	(2.91)	(0.99)	(0.38)	(0.25)	(0.09)	—

Total Distributions	(0.80)	(3.25)	(1.99)	(1.01)	(0.85)	(0.53)	(0.35)

Net Asset Value, End of Period	$32.72	$28.90	$19.36	$45.85	$31.26	$22.86	$17.93

Total Return	16.18	%(C)	78.59%	(55.65	)%(C)	50.98%	41.55%	31.06%	46.76%

Net Assets, End of Period (thousands)	$9,236,750	$7,401,266	$3,735,580	$7,485,802	$4,283,696	$2,077,480	$895,313

Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.62%	0.60	%(B)	0.60%	0.63%	0.70%	0.77%

Ratio of Net Investment Income to Average Net Assets	0.82	%(B)	1.76%	2.82	%(B)	2.00%	2.22%	2.45%	1.37%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

EMERGING MARKETS VALUE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Group”) is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers fifty-seven operational portfolios, one of which, Emerging Markets Value Portfolio (the “Portfolio”) is included in this report. The remaining fifty-six portfolios are presented in separate reports.

The Portfolio primarily invests all of its assets in Dimensional Emerging Markets Value Fund (the “Fund”, formerly, Dimensional Emerging Markets Value Fund Inc.). At April 30, 2010, the Portfolio owned 95% of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

On January 29, 2008, Class R2 shares commenced operations. As of April 30, 2010, Class R1 has 100,000,000 authorized shares and has not commenced operations.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Fund.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Group may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $209 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Fund, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Portfolio. Income, gains and losses, and common expenses of the Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of average daily net assets.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Class R2 Shares of the Emerging Markets Value Portfolio, the Advisor has contractually agreed to assume the Portfolio’s direct expenses (excluding management fees and custodian fees) to the extent necessary to limit the expenses of the Class R2 Shares of the Portfolio to 0.96% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.96% of its average net assets on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized expenses to exceed 0.96% of its average net assets on an annualized basis. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such recovery. The Fee Waiver and Expense Assumption Agreement will remain in effect until March 1, 2011, and shall continue in effect from year to year thereafter, unless terminated by the Group or the Advisor. At April 30, 2010, there were no fees subject to future recovery by the Advisor.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Group; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Group. For the six months ended April 30, 2010, the total related amounts paid by the Group to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(76,651)	$(6,069)	$82,720

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

2007	$110,158	$51,893	$162,051
2008	210,872	193,750	404,622
2009	114,611	518,510	633,121

At October 31, 2009, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total

$11,386	$8,867	$20,253

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)

$78,548	$116,405	$194,953

For federal income tax purposes, the Portfolio measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$6,543,553	$2,595,425	$137,635	$2,733,060

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder (Emerging Markets Value Portfolio) and other direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the master fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for the tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

E. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009

	Amount	Shares	Amount	Shares

Class R2 Shares
Shares Issued	$31,006	16,193	$2,967	1,723
Shares Issued in Lieu of Cash Distributions	1,613	845	1,574	942
Shares Redeemed	(85,010)	(1,214)	(2,169)	(1,024)

Net Increase (Decrease) — Class R2 Shares	$(52,391)	15,824	$2,372	1,641

Institutional Class Shares
Shares Issued	$1,745,090	51,748	$1,977,785	91,360
Shares Issued in Lieu of Cash Distributions	189,782	6,231	574,904	34,181
Shares Redeemed	(1,641,677)	(31,772)	(1,287,040)	(62,335)

Net Increase (Decrease) — Institutional Class Shares	$293,195	26,207	$1,265,649	63,206

F. Line of Credit:

The Portfolio, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Portfolio, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line credit during the six months ended April 30, 2010.

G. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Emerging Markets Value Portfolio Class R2 Shares.

H. Indemnitees; Contractual Obligations:

Under the Group’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Group.

In the normal course of business, the Group enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Group’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Group and/or its affiliates that have not yet occurred. However, based on experience, the Group expects the risk of loss to be remote.

I. Other:

At April 30, 2010, one shareholder held approximately 83% of the outstanding shares of Class R2 Shares and two shareholders held 28% of the outstanding shares of the Institutional Class Shares of the Portfolio. One or more of the shareholders of the Institutional Class Shares is an omnibus account, which typically holds shares for the benefit of several other underlying investors.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLE

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,164.20	0.17%	$0.91
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Consumer Discretionary	8.6%
Consumer Staples	6.4%
Energy	11.5%
Financials	29.6%
Health Care	0.9%
Industrials	11.6%
Information Technology	7.4%
Materials	20.8%
Other	—
Telecommunication Services	1.7%
Utilities	1.5%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (87.7%)
BRAZIL — (6.1%)
Banco Santander Brasil SA ADR	4,239,902	$49,310,060	0.5%
BM&F Bovespa SA	13,089,600	86,222,304	0.9%
#*Fibria Celulose SA Sponsored ADR	2,219,331	44,053,720	0.4%
Other Securities		455,206,471	4.7%

TOTAL BRAZIL		634,792,555	6.5%

CHILE — (2.4%)
Empresas CMPC SA	1,512,741	64,713,075	0.7%
Enersis SA Sponsored ADR	3,017,368	60,015,450	0.6%
Other Securities		123,390,586	1.3%

TOTAL CHILE		248,119,111	2.6%

CHINA — (10.8%)
#Bank of China, Ltd.	285,846,000	147,149,279	1.5%
Beijing Enterprises Holdings, Ltd.	5,599,500	36,218,301	0.4%
#Chaoda Modern Agriculture (Holdings), Ltd.	30,559,412	34,822,738	0.4%
China Construction Bank Corp.	72,842,000	59,245,133	0.6%
China Unicom Hong Kong, Ltd. ADR	3,936,592	48,931,839	0.5%
#Shanghai Industrial Holdings, Ltd.	7,847,000	34,002,263	0.3%
Other Securities		774,530,565	7.9%

TOTAL CHINA		1,134,900,118	11.6%

CZECH REPUBLIC — (0.4%)
Other Securities		42,452,029	0.4%

HUNGARY — (1.6%)
*MOL Hungarian Oil & Gas NYRT	501,231	50,754,320	0.5%
#*OTP Bank NYRT	2,963,372	104,166,877	1.1%
Other Securities		15,317,240	0.2%

TOTAL HUNGARY		170,238,437	1.8%

INDIA — (10.8%)
ICICI Bank, Ltd. Sponsored ADR	3,310,395	140,757,995	1.4%
Reliance Industries, Ltd.	8,387,330	193,749,038	2.0%
Tata Steel, Ltd.	2,571,275	35,472,946	0.4%
Other Securities		762,057,882	7.8%

TOTAL INDIA		1,132,037,861	11.6%

INDONESIA — (2.7%)
PT Bumi Resources Tbk	203,907,500	52,330,845	0.6%
Other Securities		227,707,301	2.3%

TOTAL INDONESIA		280,038,146	2.9%

ISRAEL — (1.8%)
*Bank Hapoalim B.M.	9,381,586	37,771,747	0.4%
*Bank Leumi Le-Israel B.M.	8,608,708	36,762,416	0.4%
Other Securities		113,946,589	1.1%

TOTAL ISRAEL		188,480,752	1.9%

MALAYSIA — (3.6%)
AMMB Holdings Berhad	21,831,262	33,897,062	0.4%
PPB Group Berhad	6,909,766	38,448,675	0.4%
Other Securities		305,555,198	3.1%

TOTAL MALAYSIA		377,900,935	3.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MEXICO — (6.1%)
#*Cemex S.A.B. de C.V. Sponsored ADR	9,390,578	$111,560,067	1.1%
#*Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR	1,360,037	64,370,551	0.7%
#Grupo Carso S.A.B. de C.V. Series A-1	10,578,093	38,696,202	0.4%
#Grupo Financiero Banorte S.A.B. de C.V.	10,027,360	40,313,860	0.4%
#Grupo Mexico S.A.B. de C.V. Series B	24,866,224	65,617,870	0.7%
#*Organizacion Soriana S.A.B. de C.V. Series B	14,451,500	43,217,465	0.4%
Other Securities		273,544,576	2.8%

TOTAL MEXICO		637,320,591	6.5%

PHILIPPINES — (0.8%)
Other Securities		79,438,253	0.8%

POLAND — (1.9%)
*Polski Koncern Naftowy Orlen SA	5,310,008	69,944,404	0.7%
Other Securities		131,167,250	1.4%

TOTAL POLAND		201,111,654	2.1%

RUSSIA — (4.4%)
*Gazprom OAO Sponsored ADR	13,511,358	310,169,635	3.2%
*Lukoil OAO Sponsored ADR	2,257,507	126,982,766	1.3%
Other Securities		28,833,815	0.3%

TOTAL RUSSIA		465,986,216	4.8%

SOUTH AFRICA — (7.8%)
ABSA Group, Ltd.	2,880,669	54,585,389	0.6%
#Gold Fields, Ltd. Sponsored ADR	5,716,550	76,830,432	0.8%
Nedbank Group, Ltd.	2,742,434	49,542,334	0.5%
Sanlam, Ltd.	28,700,406	93,412,980	0.9%
Other Securities		544,171,955	5.6%

TOTAL SOUTH AFRICA		818,543,090	8.4%

SOUTH KOREA — (11.3%)
Hana Financial Group, Inc.	1,237,663	38,495,982	0.4%
#Hyundai Motor Co., Ltd.	909,723	110,947,062	1.1%
KB Financial Group, Inc. ADR	1,974,040	96,333,152	1.0%
#POSCO ADR	957,832	107,430,437	1.1%
Shinhan Financial Group Co., Ltd.	878,956	37,388,712	0.4%
#Shinhan Financial Group Co., Ltd. ADR	755,534	64,326,165	0.6%
Other Securities		729,662,599	7.5%

TOTAL SOUTH KOREA		1,184,584,109	12.1%

TAIWAN — (11.2%)
#AU Optronics Corp. Sponsored ADR	6,047,974	70,096,019	0.7%
Chimei Innolux Corp.	31,012,740	45,274,211	0.5%
*Fubon Financial Holding Co., Ltd.	33,546,000	40,895,260	0.4%
Mega Financial Holding Co., Ltd.	72,828,000	42,532,541	0.4%
*United Microelectronics Corp.	106,490,069	53,577,131	0.6%
Other Securities		922,269,414	9.4%

TOTAL TAIWAN		1,174,644,576	12.0%

THAILAND — (1.8%)
Other Securities		184,055,790	1.9%

TURKEY — (2.2%)
Other Securities		235,705,038	2.4%

TOTAL COMMON STOCKS		9,190,349,261	94.2%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value††	Percentage of Net Assets**
PREFERRED STOCKS — (5.1%)
BRAZIL — (5.1%)
Gerdau SA	2,445,084	$40,173,507	0.4%
#Gerdau SA Sponsored ADR	4,348,258	71,311,431	0.7%
Metalurgica Gerdau SA	4,022,600	79,167,638	0.8%
#Petroleo Brasileiro SA ADR	896,515	34,013,779	0.4%
Usinas Siderurgicas de Minas Gerais SA Series A	3,546,355	115,903,022	1.2%
Other Securities		189,826,187	1.9%

TOTAL BRAZIL		530,395,564	5.4%

INDIA — (0.0%)
Other Securities		99,181	0.0%

MALAYSIA — (0.0%)
Other Securities		167,726	0.0%

TOTAL PREFERRED STOCKS		530,662,471	5.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		117,549	0.0%

INDONESIA — (0.0%)
Other Securities		1,989	0.0%

MALAYSIA — (0.0%)
Other Securities		326,148	0.0%

SOUTH AFRICA — (0.0%)
Other Securities		103,644	0.0%

SOUTH KOREA — (0.0%)
Other Securities		24,757	0.0%

THAILAND — (0.0%)
Other Securities		176,300	0.0%

TOTAL RIGHTS/WARRANTS		750,387	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.0%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $9,075,000 FHLMC 6.04%(r), 11/01/36, valued at $4,206,303) to be repurchased at $4,142,066	$4,142	4,142,000	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (7.2%)
§@DFA Short Term Investment Fund	755,006,086	755,006,086	7.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $961,810) to be repurchased at $942,966	$943	$942,951	0.0%

TOTAL SECURITIES LENDING COLLATERAL		755,949,037	7.8%

TOTAL INVESTMENTS — (100.0%) (Cost $8,185,035,515)		$10,481,853,156	107.4%

Summary of inputs used to value the Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$634,792,555	—	—	$634,792,555
Chile	248,119,111	—	—	248,119,111
China	132,026,969	$1,002,873,149	—	1,134,900,118
Czech Republic	—	42,452,029	—	42,452,029
Hungary	—	170,238,437	—	170,238,437
India	159,321,639	972,716,222	—	1,132,037,861
Indonesia	4,193,483	275,844,663	—	280,038,146
Israel	6,796,073	181,684,679	—	188,480,752
Malaysia	455,239	377,445,696	—	377,900,935
Mexico	637,089,295	231,296	—	637,320,591
Philippines	596,959	78,841,294	—	79,438,253
Poland	1,082,204	200,029,450	—	201,111,654
Russia	—	465,986,216	—	465,986,216
South Africa	122,436,319	696,106,771	—	818,543,090
South Korea	313,829,783	870,754,326	—	1,184,584,109
Taiwan	72,059,786	1,102,584,790	—	1,174,644,576
Thailand	184,055,790	—	—	184,055,790
Turkey	4,443,172	231,261,866	—	235,705,038
Preferred Stocks
Brazil	530,395,564	—	—	530,395,564
India	—	99,181	—	99,181
Malaysia	167,726	—	—	167,726
Rights/Warrants
Brazil	—	—	—	—
China	—	117,549	—	117,549
Indonesia	1,989	—	—	1,989
Malaysia	326,148	—	—	326,148
South Africa	103,644	—	—	103,644
South Korea	—	24,757	—	24,757
Thailand	176,300	—	—	176,300
Temporary Cash Investments	—	4,142,000	—	4,142,000

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$755,949,037	—	$755,949,037

TOTAL	$3,052,469,748	$7,429,383,408	—	$10,481,853,156

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investments at Value (including $687,988 of securities on loan)	$9,721,762
Temporary Cash Investments at Value & Cost	4,142
Collateral Received from Securities on Loan at Value & Cost	755,949
Foreign Currencies at Value	12,165
Cash	5,594
Receivables:
Investment Securities Sold	23,427
Dividends, Interest and Tax Reclaims	18,678
Fund Shares Sold	6,265
Securities Lending Income	639
Prepaid Expenses and Other Assets	704

Total Assets	10,549,325

LIABILITIES:
Payables:
Upon Return of Securities Loaned	755,949
Investment Securities Purchased	22,082
Fund Shares Redeemed	59
Due to Advisor	824
Unrealized Loss on Foreign Currency Contracts	8
Deferred Thailand Capital Gains Tax	8,335
Accrued Expenses and Other Liabilities	507

Total Liabilities	787,764

NET ASSETS	$9,761,561

Investments at Cost	$7,424,944

Foreign Currencies at Cost	$12,165

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $6,271)	$57,496
Interest	35
Income from Securities Lending	4,379

Total Investment Income	61,910

Expenses
Investment Advisory Services Fees	4,456
Accounting & Transfer Agent Fees	442
Custodian Fees	2,465
Shareholders’ Reports	18
Directors’/Trustees’ Fees & Expenses	50
Professional Fees	166
Other	97

Total Expenses	7,694

Net Investment Income (Loss)	54,216

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870
Foreign Currency Transactions	(516)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979
Translation of Foreign Currency Denominated Amounts	(62)
Change in Deferred Thailand Capital Gains Tax	4,190

Net Realized and Unrealized Gain (Loss)	2,641,461

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,695,677

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$54,216	$119,269
Net Realized Gain (Loss) on:
Investment Securities Sold	346,870	346,115
Futures	—	(3,835)
Foreign Currency Transactions	(516)	(2,499)
In-Kind Redemptions	—	25,938 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,290,979	2,817,363
Futures	—	(30)
Translation of Foreign Currency Denominated Amounts	(62)	449
Change in Deferred Thailand Capital Gains Tax	4,190	(3,804)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,695,677	3,298,966

Transactions in Interest:
Contributions	1,110,568	1,430,899
Withdrawals	(2,009,809)	(813,144)*

Net Increase (Decrease) from Transactions in Interest	(899,241)	617,755

Total Increase (Decrease) in Net Assets	1,796,436	3,916,721
Net Assets
Beginning of Period	7,965,125	4,048,404

End of Period	$9,761,561	$7,965,125

*	See Note J in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND†

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)

Total Return	16.42	%(C)	79.39%	(55.47	)%(C)	51.59%	42.14%	31.60%	47.38%

Net Assets, End of Period (thousands)	$9,761,561		$7,965,125	$4,048,404		$8,188,710	$4,837,912	$2,417,064	$1,172,950
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.21%	0.19	%(B)	0.19%	0.22%	0.29%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.23	%(B)	2.17%	3.19	%(B)	2.50%	2.57%	3.23%	2.33%
Portfolio Turnover Rate	10	%(C)	20%	14	%(C)	14%	9%	7%	8%

See page 1 & 2 for the Definitions of Abbreviations and Footnotes.

†	See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Emerging Markets Value Fund Inc. (“DEM I”) was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, DEM I was reorganized as an open-end management investment company. On October 27, 2009, the Board of Directors and shareholders of DEM I approved an Agreement and Plan of Reorganization that provided for the reorganization of DEM I from a Maryland corporation to a Delaware statutory trust. Effective October 30, 2009, DEM I transferred all of its assets and liabilities to Dimensional Emerging Markets Value Fund (“DEM II” or the “Fund”), a Delaware statutory trust, in a tax-free exchange under IRC §368(a)(1)(F).

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure, elected with the consent of its Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation §301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the Fund is a result of the treatment of a partnership for book purposes. DEM II and Emerging Markets Value Portfolio (“Portfolio”) will maintain their books and records and present their financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Fund from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Fund (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Fund will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally, 1:00 p.m. PT) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded.

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

—       Level 1 – quoted prices in active markets for identical securities

—       Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $222 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to the Fund are directly charged.

The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investment in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

The Fund’s investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Fund accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Fund is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Fund. For the six months ended April 30, 2010, the Fund’s advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $10 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Fund made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

Purchases	$1,353,311
Sales	865,639

There were no purchases or sales of long-term U.S. government securities.

E. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

Some of the Fund’s investments are in securities considered to be “passive foreign investment companies” for which any unrealized appreciation (depreciation) (mark to market) and/or realized gains are required to be included in distributable net investment income for tax purposes. At October 31, 2009, the Fund had cumulative unrealized appreciation (depreciation) (mark to market) of $1,247 (in thousands) to be included in distributable net investment income for federal tax purposes. For the year ended October 31, 2009, realized gains on the sale of passive foreign investment companies totaling $428 (in thousands) have been reclassified from accumulated net realized gains to accumulated net investment income for federal tax purposes.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

$8,195,763	$2,895,532	$(609,442)	$2,286,090

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed the Fund’s tax position and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective November 1, 2009, Dimensional Emerging Markets Value Fund (“DEM II”), a master fund in a master-feeder structure with one RIC feeder and other direct client investors has made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change their federal entity classifications from a corporation taxable as a regulated investment company to a partnership. DEM II and the Portfolio will maintain their books and records and present their financial statements in accordance with generally accepted accounting principals for investment partnerships. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities on October 31, 2009 to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332, for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of the Master Fund was October 31, 2009.

For federal income tax purposes, pursuant to Code §336(a), the master fund recognizes gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to Code §331, each of those shareholders recognizes gain or loss as if it liquidated its investment in the master. Pursuant to Code §334(a), each of these shareholders will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date. In regards to the shareholder owning 80% or more of the master fund, pursuant to Code §332(a), the shareholder will not recognize any gain or loss on the deemed liquidation. However, pursuant to Code §332(c), a portion of the deemed distribution, which otherwise would have been tax-free as discussed above, since it is utilized by the master fund to satisfy its dividends paid deduction for the tax year, must be recognized and treated as a dividend by the 80% or greater shareholder. Pursuant to Code §334(b)(1) and §1223, the 80% or greater shareholder’s basis and holding period in the securities received in liquidation is the same as it was in the possession of the master.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$1,370,229,576	$(1,383,011,838)	$1,404,500	$11,377,762

As a result of the transaction, Dimensional Emerging Markets Value Fund recognized a $104,402,506 and ($16,523) capital gain and currency loss respectively, for tax year ended October 31, 2009.

Emerging Markets Value Portfolio which was impacted by the “Check the Box” election also had a permanent book/tax difference resulting from the transaction. For financial statement purposes, this adjustment did not result in any changes to the Portfolio’s net assets or net asset value per share. The following summary of permanent differences occurred as of the effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Accumulated Net Realized Gains (Losses)

$(154,596,409)	$(82,593,386)	$237,189,795

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

F. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Fund may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Fund.

3.    Futures Contracts:    The Fund may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. The Fund entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statement of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Fund had no outstanding futures contracts.

G. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Fund under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings by the Fund under this line of credit were as follows (amounts in thousands, except percentage and days):

Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

0.87%	$26,219	28	$18	$60,454

There were no outstanding borrowings by the Fund under this line of credit as of April 30, 2010.

H. Securities Lending:

As of April 30, 2010, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are required at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities.

Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. In-Kind Redemptions:

In accordance with guidelines described in the Fund’s prospectus, the Fund may distribute portfolio securities rather than cash as payment for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended October 31, 2009, the Fund realized $25,938 (in thousands) of net gain.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 19, 2009 (the “Meeting”), the Board of Directors of DFA Investment Dimensions Group Inc., the Board of Trustees of The DFA Investment Trust Company and the Board of Trustees of Dimensional Emerging Markets Value Fund (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and, if applicable, a Fund’s sub-advisory agreements. For certain Funds, Dimensional Fund Advisors Ltd. or DFA Australia Limited serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards and appropriate market indexes.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

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SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

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DIMENSIONAL INVESTMENT GROUP INC.

DFA INVESTMENT DIMENSIONS GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010
EXPENSE TABLES
	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/09	04/30/10	Ratio*	Period*

LWAS/DFA U.S. High Book to Market Portfolio**
Actual Fund Return	$1,000.00	$1,228.80	0.35%	$1.93
Hypothetical 5% Annual Return	$1,000.00	$1,023.06	0.35%	$1.76

LWAS/DFA Two-Year Fixed Income Portfolio
Actual Fund Return	$1,000.00	$1,005.70	0.32%	$1.59
Hypothetical 5% Annual Return	$1,000.00	$1,023.21	0.32%	$1.61

LWAS/DFA Two-Year Government Portfolio
Actual Fund Return	$1,000.00	$1,006.00	0.30%	$1.49
Hypothetical 5% Annual Return	$1,000.00	$1,023.31	0.30%	$1.51

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

2

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following tables, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, are provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by category.

FEEDER FUND

Affiliated
Investment
Company
LWAS/DFA U.S. High Book to Market Portfolio	100.0%

FIXED INCOME PORTFOLIOS

LWAS/DFA Two-Year Fixed Income Portfolio		LWAS/DFA Two-Year Government Portfolio
Corporate	9.5%	Government	100.0%

Government	73.6%	Total	100.0%
Foreign Corporate	2.6%
Foreign Government	11.8%
Supranational	2.5%

Total	100.0%

3

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$73,726,624

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $53,040,017)	$73,726,624

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$73,726,624	—	—	$73,726,624

See accompanying Notes to Financial Statements.

4

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (69.1%)
Federal Farm Credit Bank
5.375%, 07/18/11	$2,200	$2,324,436
3.875%, 08/25/11	2,300	2,394,424
1.125%, 10/03/11	3,800	3,813,593
0.950%, 02/10/12	2,000	1,998,616
0.950%, 03/05/12	500	499,283
Federal Home Loan Bank
3.625%, 07/01/11	2,800	2,898,244
1.625%, 07/27/11	5,100	5,156,243
3.750%, 09/09/11	3,400	3,535,901
3.625%, 09/16/11	1,800	1,871,935
1.000%, 12/28/11	400	400,432
1.125%, 03/09/12	500	500,700
2.250%, 04/13/12	5,900	6,029,723
Federal Home Loan Mortgage Corporation
1.125%, 12/15/11	5,100	5,114,198
4.750%, 03/05/12	2,500	2,665,970
2.125%, 03/23/12	1,800	1,836,283
1.125%, 04/25/12	4,500	4,494,987
Federal National Mortgage Association
0.875%, 01/12/12	4,700	4,690,337
5.000%, 02/16/12	400	427,854
1.000%, 04/04/12	5,200	5,191,176
1.875%, 04/20/12	1,200	1,217,668

TOTAL AGENCY OBLIGATIONS		57,062,003

BONDS — (25.9%)
Citigroup, Inc.
1.250%, 09/22/11	400	402,561
1.250%, 11/15/11	1,600	1,609,134
Eksportfinans ASA
5.000%, 02/14/12	2,200	2,343,654
European Investment Bank
3.250%, 10/14/11	2,000	2,067,836
Export Development Canada
2.375%, 03/19/12	2,000	2,049,854
HSBC USA, Inc.
3.125%, 12/16/11	2,100	2,175,816
Japan Finance Corp.
2.000%, 06/24/11	2,000	2,016,062
Morgan Stanley
2.250%, 03/13/12	500	511,716
Oesterreichischen Kontrollbank AG
4.750%, 11/08/11	2,000	2,099,436

	Face
	Amount	Value†
	(000)
Ontario, Province of Canada
2.625%, 01/20/12	$1,000	$1,027,500
Royal Bank of Canada
5.650%, 07/20/11	2,000	2,111,962
State Street Bank & Trust Co.
1.850%, 03/15/11	1,900	1,922,363
Wachovia Corp.
5.300%, 10/15/11	1,000	1,053,839

TOTAL BONDS		21,391,733

U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Note
1.000%, 12/31/11	3,100	3,110,050

TEMPORARY CASH INVESTMENTS — (1.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $970,000 FHLMC 5.00%, 10/15/24, valued at $1,041,538) to be repurchased at $1,025,016	1,025	1,025,000

TOTAL INVESTMENTS — (100.0%) (Cost $82,398,344)		$82,588,786

5

LWAS/DFA TWO-YEAR FIXED INCOME PORTFOLIO

CONTINUED

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$ 57,062,003	—	$ 57,062,003
Bonds	—	21,391,733	—	21,391,733
U.S. Treasury Obligations	—	3,110,050	—	3,110,050
Temporary Cash Investments	—	1,025,000	—	1,025,000

TOTAL		$ 82,588,786		$ 82,588,786

See accompanying Notes to Financial Statements.

6

LWAS/DFA TWO-YEAR GOVERNMENT PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Face
	Amount	Value†
	(000)
AGENCY OBLIGATIONS — (97.2%)
Federal Farm Credit Bank
5.375%, 07/18/11	$9,300	$9,826,027
3.875%, 08/25/11	3,100	3,227,267
1.125%, 10/03/11	23,700	23,784,775
3.500%, 10/03/11	1,000	1,037,950
2.000%, 01/17/12	5,000	5,088,585
0.950%, 02/10/12	13,000	12,991,004
0.950%, 03/05/12	8,300	8,288,090
1.150%, 04/05/12	5,000	5,006,655
Federal Home Loan Bank
5.375%, 08/19/11	2,000	2,115,224
3.750%, 09/09/11	20,500	21,319,405
3.625%, 09/16/11	5,000	5,199,820
4.875%, 11/15/11	1,200	1,272,935
4.875%, 11/18/11	7,300	7,743,198
1.000%, 12/28/11	4,800	4,805,179
1.125%, 03/09/12	20,400	20,428,560
2.250%, 04/13/12	14,600	14,921,010

TOTAL AGENCY OBLIGATIONS		147,055,684

U.S. TREASURY OBLIGATIONS — (2.0%)
U.S. Treasury Note
1.000%, 12/31/11	3,000	3,009,726

TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $1,150,000 FHLMC 5.00%, 10/15/24, valued at $1,234,813) to be repurchased at $1,212,019	1,212	1,212,000

TOTAL INVESTMENTS — (100.0%) (Cost $150,981,485)		$151,277,410

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$ 147,055,684	—	$ 147,055,684
U.S. Treasury Obligations	—	3,009,726	—	3,009,726
Temporary Cash Investments	—	1,212,000	—	1,212,000

TOTAL		$ 151,277,410		$ 151,277,410

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$73,726
Investment Securities Sold	16
Prepaid Expenses and Other Assets	11

Total Assets	73,753

LIABILITIES:
Payables:
Fund Shares Redeemed	16
Due to Advisor	1
Accrued Expenses and Other Liabilities	18

Total Liabilities	35

NET ASSETS	$73,718

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	6,168,046

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.95

Investment in Affiliated Investment Company at Cost	$53,040

NET ASSETS CONSIST OF:
Paid-In Capital	$65,713
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	112
Accumulated Net Realized Gain (Loss)	(12,793)
Net Unrealized Appreciation (Depreciation)	20,686

NET ASSETS	$73,718

(1) NUMBER OF SHARES AUTHORIZED	300,000,000

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	LWAS/DFA	LWAS/DFA
	Two-Year	Two-Year
	Fixed Income	Government
	Portfolio	Portfolio
ASSETS:
Investments at Value	$81,564	$150,065
Temporary Cash Investments at Value & Cost	1,025	1,212
Cash	—	1
Receivables:
Interest	410	681
Fund Shares Sold	39	40
Prepaid Expenses and Other Assets	13	14

Total Assets	83,051	152,013

LIABILITIES:
Payables:
Fund Shares Redeemed	16	23
Due to Advisor	10	19
Accrued Expenses and Other Liabilities	18	30

Total Liabilities	44	72

NET ASSETS	$83,007	$151,941

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,270,644	15,244,839

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.04	$9.97

Investments at Cost	$81,374	$149,769

NET ASSETS CONSIST OF:
Paid-In Capital	$82,575	$150,502
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	128	223
Accumulated Net Realized Gain (Loss)	114	920
Net Unrealized Appreciation (Depreciation)	190	296

NET ASSETS	$83,007	$151,941

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	LWAS/DFA	LWAS/DFA	LWAS/DFA
	U.S. High	Two-Year	Two-Year
	Book to Market	Fixed Income	Government
	Portfolio*	Portfolio	Portfolio
Investment Income
Dividends	$581	—	—
Interest	—	$486	$807
Income from Securities Lending	21	—	—
Expenses Allocated from Affiliated Investment Company	(40)	—	—

Total Investment Income	562	486	807

Expenses
Investment Advisory Services Fees	—	60	108
Administrative Services Fees	4	—	—
Accounting & Transfer Agent Fees	7	14	18
Shareholder Servicing Fees	52	32	58
Filing Fees	11	9	10
Shareholders’ Reports	5	6	10
Directors’/Trustees’ Fees & Expenses	—	—	1
Custodian Fees	—	1	1
Professional Fees	2	2	3
Other	1	2	3

Total Expenses	82	126	212

Net Investment Income (Loss)	480	360	595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on Investment Securities Sold	3,496	434	940
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,250	(355)	(684)

Net Realized and Unrealized Gain (Loss)	13,746	79	256

Net Increase (Decrease) in Net Assets Resulting from Operations	$14,226	$439	$851

*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	LWAS/DFA		LWAS/DFA		LWAS/DFA
	U.S. High		Two-Year		Two-Year
	Book to Market		Fixed Income		Government
	Portfolio		Portfolio		Portfolio
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	April 30,	Oct. 31,	April 30,	Oct. 31,	April 30,	Oct. 31,
	2010	2009	2010	2009	2010	2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$480	$1,302	$360	$1,426	$595	$2,266
Net Realized Gain (Loss) on Investment Securities Sold	3,496	(3,229)	434	823	940	2,856
Change in Unrealized Appreciation (Depreciation) of Investment Securities	10,250	8,041	(355)	967	(684)	1,507

Net Increase (Decrease) in Net Assets Resulting from Operations	14,226	6,114	439	3,216	851	6,629

Distributions From:
Net Investment Income	(523)	(1,505)	(367)	(1,709)	(606)	(2,630)
Net Short-Term Gains	—	—	—	—	(956)	—
Net Long-Term Gains	—	—	—	—	(1,081)	—

Total Distributions	(523)	(1,505)	(367)	(1,709)	(2,643)	(2,630)

Capital Share Transactions (1):
Shares Issued	2,409	9,566	10,783	23,629	31,069	59,636
Shares Issued in Lieu of Cash Distributions	458	1,340	302	1,518	1,744	1,747
Shares Redeemed	(8,779)	(18,050)	(5,548)	(33,321)	(15,588)	(62,659)

Net Increase (Decrease) from Capital Share Transactions	(5,912)	(7,144)	5,537	(8,174)	17,225	(1,276)

Total Increase (Decrease) in Net Assets	7,791	(2,535)	5,609	(6,667)	15,433	2,723
Net Assets
Beginning of Period	65,927	68,462	77,398	84,065	136,508	133,785

End of Period	$73,718	$65,927	$83,007	$77,398	$151,941	$136,508

(1) Shares Issued and Redeemed:
Shares Issued	220	1,238	1,076	2,370	3,112	5,944
Shares Issued in Lieu of Cash Distributions	43	186	30	154	175	175
Shares Redeemed	(819)	(2,271)	(553)	(3,351)	(1,561)	(6,256)

Net Increase (Decrease) from Shares Issued and Redeemed	(556)	(847)	553	(827)	1,726	(137)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$112	$155	$128	$135	$223	$234

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

LWAS/DFA U.S. HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$9.80	$9.04	$15.35	$16.10	$13.91	$12.28	$10.23

Income from Investment Operations
Net Investment Income (Loss)	0.07	(A)	0.18	(A)	0.21	(A)	0.20	(A)	0.23	(A)	0.19	0.10
Net Gains (Losses) on Securities (Realized and Unrealized)	2.16	0.79	(5.48)	(0.26)	2.23	1.57	2.08

Total from Investment Operations	2.23	0.97	(5.27)	(0.06)	2.46	1.76	2.18

Less Distributions
Net Investment Income	(0.08)	(0.21)	(0.21)	(0.20)	(0.22)	(0.13)	(0.13)
Net Realized Gains	—	—	(0.83)	(0.49)	(0.05)	—	—

Total Distributions	(0.08)	(0.21)	(1.04)	(0.69)	(0.27)	(0.13)	(0.13)

Net Assets Value, End of Period	$11.95	$9.80	$9.04	$15.35	$16.10	$13.91	$12.28

Total Return	22.88	%(C)	11.61%	(36.69	)%(C)	(0.51)%	17.90%	14.44%	21.45%

Net Assets, End of Period (thousands)	$73,718	$65,927	$68,462	$119,833	$124,983	$103,311	$92,494
Ratio of Expenses to Average Net Assets (D)	0.35	%(B)	0.38%	0.33	%(B)	0.32%	0.32%	0.34%	0.35%
Ratio of Net Investment Income to Average Net Assets	1.39	%(B)	2.20%	1.72	%(B)	1.20%	1.54%	1.43%	0.87%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC. FINANCIAL HIGHLIGHTS (for a share outstanding throughout each period)

LWAS/DFA Two-Year Fixed Income Portfolio
Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.03	$9.84	$9.95	$9.94	$9.82	$9.90	$10.17

Income from Investment Operations
Net Investment Income (Loss)	0.05	(A)	0.19	(A)	0.28	(A)	0.49	(A)	0.35	(A)	0.27	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	0.01	0.23	(0.04)	—	0.08	(0.11)	(0.08)

Total from Investment Operations	0.06	0.42	0.24	0.49	0.43	0.16	0.08
Less Distributions
Net Investment Income	(0.05)	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.14)
Net Realized Gains	—	—	—	—	—	—	(0.21)

Total Distributions	(0.05)	(0.23)	(0.35)	(0.48)	(0.31)	(0.24)	(0.35)
Net Asset Value, End of Period	$10.04	$10.03	$9.84	$9.95	$9.94	$9.82	$9.90

Total Return	0.57	%(C)	4.31%	2.46	%(C)	5.03%	4.47%	1.65%	0.85%
Net Assets, End of Period (thousands)	$83,007	$77,398	$84,065	$96,442	$86,082	$80,199	$80,584
Ratio of Expenses to Average Net Assets	0.32	%(B)	0.34%	0.31	%(B)	0.31%	0.31%	0.36%	0.38%
Ratio of Net Investment Income to Average Net Assets	0.91	%(B)	1.92%	3.04	%(B)	4.94%	3.57%	2.72%	1.65%
Portfolio Turnover Rate	63	%(C)	77%	20	%(C)	22%	15%	48%	152%

LWAS/DFA Two-Year Government Portfolio
Period
Six Months	Year	Dec. 1,	Year	Year	Year	Year
Ended	Ended	2007 to	Ended	Ended	Ended	Ended
April 30,	Oct. 31,	Oct. 31,	Nov. 30,	Nov. 30,	Nov. 30,	Nov. 30,
2010	2009	2008	2007	2006	2005	2004
(Unaudited)
Net Asset Value, Beginning of Period	$10.10	$9.80	$9.89	$9.87	$9.75	$9.83	$10.13

Income from Investment Operations
Net Investment Income (Loss)	0.04	(A)	0.18	(A)	0.24	(A)	0.46	(A)	0.34	(A)	0.26	0.17
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	0.33	(0.03)	0.01	0.08	(0.10)	(0.06)

Total from Investment Operations	0.06	0.51	0.21	0.47	0.42	0.16	0.11
Less Distributions
Net Investment Income	(0.04)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.15)
Net Realized Gains	(0.15)	—	—	—	—	—	(0.26)

Total Distributions	(0.19)	(0.21)	(0.30)	(0.45)	(0.30)	(0.24)	(0.41)
Net Asset Value, End of Period	$9.97	$10.10	$9.80	$9.89	$9.87	$9.75	$9.83

Total Return	0.60	%(C)	5.21%	2.13	%(C)	4.85%	4.42%	1.67%	1.10%
Net Assets, End of Period (thousands)	$151,941	$136,508	$133,785	$110,338	$72,948	$68,708	$69,853
Ratio of Expenses to Average Net Assets	0.30	%(B)	0.31%	0.30	%(B)	0.31%	0.32%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.83	%(B)	1.76%	2.69	%(B)	4.66%	3.45%	2.67%	1.63%
Portfolio Turnover Rate	74	%(C)	112%	7	%(C)	0%	29%	44%	142%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which three (the “Portfolios”) are presented in this report.

LWAS/DFA U.S. High Book to Market Portfolio (“Feeder Fund”) primarily invests its assets in The U.S. Large Cap Value Series (the “Series”), a corresponding Series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 1% of the Series.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    LWAS/DFA U.S. High Book to Market Portfolio’s investment reflects its proportionate interest in the net assets of The U.S. Large Cap Value Series. Securities held by LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio are valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

14

•    Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two- Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    LWAS/DFA U.S. High Book to Market Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from The U.S. Large Cap Value Series, which is treated as a partnership for federal income tax purposes. Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to one of the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to two of the Portfolios. For the six months ended April 30, 2010, the Portfolios’ administrative services fees or investment advisory services fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

	Administrative	Advisory
	Services Fees	Services Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.01%	—
LWAS/DFA Two-Year Fixed Income Portfolio	—	0.15%
LWAS/DFA Two-Year Government Portfolio	—	0.15%

15

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolios pay fees to LWIF at the following effective annual rates of their average daily net assets:

Shareholder
Servicing Fees
LWAS/DFA U.S. High Book to Market Portfolio	0.15%
LWAS/DFA Two-Year Fixed Income Portfolio	0.08%
LWAS/DFA Two-Year Government Portfolio	0.08%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

LWAS/DFA U.S. High Book to Market Portfolio	$2
LWAS/DFA Two-Year Fixed Income Portfolio	2
LWAS/DFA Two-Year Government Portfolio	4

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Portfolios made the following purchases and sales of investment securities, other than short-term securities (amounts in thousands):

	U.S. Government		Other Investment
	Securities		Securities
	Purchases	Sales	Purchases	Sales
LWAS/DFA Two-Year Fixed Income Portfolio	$39,981	$35,297	$15,017	$13,945
LWAS/DFA Two-Year Government Portfolio	121,423	104,914	—	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the recharacterizations of partnership income from net investment income to capital gain and were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

16

	Increase	Increase
	(Decrease)	(Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gains (Losses)

LWAS/DFA U.S. High Book to Market Portfolio	$(8)	$8

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment
	Income
	and Short-Term	Long-Term
	Capital Gains	Capital Gains	Total
LWAS/DFA U.S. High Book to Market Portfolio
2007	$2,104	$3,541	$5,645
2008	1,668	6,420	8,088
2009	1,505	—	1,505
LWAS/DFA Two-Year Fixed Income Portfolio
2007	4,369	—	4,369
2008	3,304	—	3,304
2009	1,709	—	1,709
LWAS/DFA Two-Year Government Portfolio
2007	3,767	—	3,767
2008	3,616	—	3,616
2009	2,630	—	2,630

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed
	Net			Total Net
	Investment			Distributable
	Income and	Undistributed	Capital	Earnings
	Short-Term	Long-Term	Loss	Accumulated
	Capital Gains	Capital Gains	Carryforward	(Losses)
LWAS/DFA U.S. High Book to Market Portfolio	$ 156	—	$(16,289)	$(16,133)
LWAS/DFA Two-Year Fixed Income Portfolio	137	—	(320)	(183)
LWAS/DFA Two-Year Government Portfolio	1,192	$1,068	—	2,260

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2013	2014	2015	2016	2017	Total
LWAS/DFA U.S. High Book to Market
Portfolio	—	—	—	$1,337	$14,952	$16,289
LWAS/DFA Two-Year Fixed Income
Portfolio	$102	$202	$2	14	—	320

17

During the year ended October 31, 2009, the following Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

LWAS/DFA Two-Year Fixed Income Portfolio	$822
LWAS/DFA Two-Year Government Portfolio	833

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
LWAS/DFA U.S. High Book to Market Portfolio	$ 53,040	$21,398	$(712)	$20,686
LWAS/DFA Two-Year Fixed Income Portfolio	82,399	214	(24)	190
LWAS/DFA Two-Year Government Portfolio	150,981	321	(25)	296

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

	Unrealized	Increase	Increase
Increase	Appreciation	(Decrease)	(Decrease)
(Decrease)	(Depreciation)	Undistributed	Accumulated
Paid-In	Investment	Net Investment	Net Realized
Capital	Securities	Income	Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the “Check the Box” election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

18

	Increase	Increase
	(Decrease)	(Decrease)
	Undistributed	Accumulated
	Net Investment	Net Realized
	Income	Gains (Losses)
DFA U.S. Large Cap Value Portfolio	$(606,345)	$606,345
DFA U.S. Large Cap Value Portfolio II	(10,872)	10,872
DFA U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the Financial Statements and concentrations of credit and market risk. The instruments and its significant corresponding risks are described below:

1. Repurchase Agreements:   LWAS/DFA Two-Year Fixed Income Portfolio and LWAS/DFA Two-Year Government Portfolio may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

I. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is

19

unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

		Approximate
		Percentage
	Number of	of Outstanding
	Shareholders	Shares
LWAS/DFA U.S. High Book to Market Portfolio	2	97%
LWAS/DFA Two-Year Fixed Income Portfolio	3	100%
LWAS/DFA Two-Year Government Portfolio	2	96%

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

20

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010
EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/09	04/30/10	Ratio*	Period*
Actual Fund Return	$1,000.00	$1,043.50	0.49%	$2.48
Hypothetical 5% Annual Return	$1,000.00	$1,022.36	0.49%	$2.46

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

21

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Fund’s holdings which reflect the investments by country.

Affiliated Investment Company	100.0%

22

DFA INVESTMENT DIMENSIONS GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The DFA International Value Series of The DFA Investment Trust Company	$85,115,886

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $64,359,200)	$85,115,886

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$85,115,886	—	—	$85,115,886

See accompanying Notes to Financial Statements.

23

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

ASSETS:
Investment in The DFA International Value Series of The DFA Investment Trust Company (Affiliated Investment Company) at Value	$85,116
Receivables:
Investment Securities Sold	9
Prepaid Expenses and Other Assets	11

Total Assets	85,136

LIABILITIES:
Payables:
Fund Shares Redeemed	9
Due to Advisor	1
Accrued Expenses and Other Liabilities	25

Total Liabilities	35

NET ASSETS	$85,101

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	8,547,253

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.96

Investment in Affiliated Investment Company at Cost	$64,359

NET ASSETS CONSIST OF:
Paid-In Capital	$62,076
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	538
Accumulated Net Realized Gain (Loss)	1,731
Net Unrealized Foreign Exchange Gain (Loss)	(1)
Net Unrealized Appreciation (Depreciation)	20,757

NET ASSETS	$85,101

(1) NUMBER OF SHARES AUTHORIZED	200,000,000

See accompanying Notes to Financial Statements.

24

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

Investment Income
Dividends (Net of Foreign Taxes Withheld of $94)	$963
Income from Securities Lending	41
Expenses Allocated from Affiliated Investment Company	(97)

Total Investment Income	907

Expenses
Administrative Services Fees	4
Accounting & Transfer Agent Fees	7
Shareholder Servicing Fees	81
Filing Fees	11
Shareholders’ Reports	6
Professional Fees	2
Other	1

Total Expenses	112

Net Investment Income (Loss)	795

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	1,758
Foreign Currency Transactions	(21)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,121
Translation of Foreign Currency Denominated Amounts	(4)

Net Realized and Unrealized Gain (Loss)	2,854

Net Increase (Decrease) in Net Assets Resulting from Operations	$3,649

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

25

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Six Months	Year
	Ended	Ended
	April 30,	Oct. 31,
	2010	2009
	(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$795	$2,221
Net Realized Gain (Loss) on:
Investment Securities Sold	1,758	504
Futures	—	(2)
Foreign Currency Transactions	(21)	54
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,121	19,636
Translation of Foreign Currency Denominated Amounts	(4)	3

Net Increase (Decrease) in Net Assets Resulting from Operations	3,649	22,416

Distributions From:
Net Investment Income	(509)	(2,264)
Net Short-Term Gains	(509)	—
Net Long-Term Gains	—	(26,436)

Total Distributions	(1,018)	(28,700)

Capital Share Transactions (1):
Shares Issued	5,120	17,247
Shares Issued in Lieu of Cash Distributions	867	25,369
Shares Redeemed	(9,021)	(35,147)

Net Increase (Decrease) from Capital Share Transactions	(3,034)	7,469

Total Increase (Decrease) in Net Assets	(403)	1,185
Net Assets
Beginning of Period	85,504	84,319

End of Period	$85,101	$85,504

(1) Shares Issued and Redeemed:
Shares Issued	516	2,238
Shares Issued in Lieu of Cash Distributions	88	3,560
Shares Redeemed	(911)	(4,341)

Net Increase (Decrease) from Shares Issued and Redeemed	(307)	1,457

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$538	$252

See accompanying Notes to Financial Statements.

26

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$9.66	$11.40	$24.32	$21.89	$17.49	$15.93	$12.55

Income from Investment Operations
Net Investment Income (Loss)	0.09	(A)	0.25	(A)	0.66	(A)	0.65	(A)	0.61	(A)	0.48	0.27
Net Gains (Losses) on Securities
(Realized and Unrealized)	0.33	2.14	(11.36)	2.98	5.23	1.87	3.63

Total from Investment Operations	0.42	2.39	(10.70)	3.63	5.84	2.35	3.90

Less Distributions
Net Investment Income	(0.06)	(0.27)	(0.70)	(0.58)	(0.63)	(0.43)	(0.51)
Net Realized Gains	(0.06)	(3.86)	(1.52)	(0.62)	(0.81)	(0.36)	(0.01)

Total Distributions	(0.12)	(4.13)	(2.22)	(1.20)	(1.44)	(0.79)	(0.52)

Net Asset Value, End of Period	$9.96	$9.66	$11.40	$24.32	$21.89	$17.49	$15.93

Total Return	4.35	%(C)	34.92%	(47.99	)%(C)	17.05%	35.40%	15.32%	31.89%

Net Assets, End of Period (thousands)	$85,101	$85,504	$84,319	$185,239	$179,984	$138,782	$130,397
Ratio of Expenses to Average Net Assets (D)	0.49	%(B)	0.52%	0.47	%(B)	0.46%	0.47%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	1.86	%(B)	2.99%	3.74	%(B)	2.76%	3.14%	2.88%	1.88%

 See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

27

DFA INVESTMENT DIMENSIONS GROUP INC.

LWAS/DFA INTERNATIONAL HIGH BOOK TO MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifty-seven operational portfolios, of which LWAS/DFA International High Book to Market Portfolio (“the Portfolio”) is presented in this report.

The Portfolio primarily invests its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, the Portfolio owned 1% of the Series.

On November 1, 2008 The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolio from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    The Portfolio’s investment reflects its proportionate interest in the net assets of the Series.

The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolio’s investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such

28

amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses. At April 30, 2010, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $2 (in thousands).

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from The DFA International Value Series, which is treated as a partnership for federal income tax purposes. Distributions received on securities that represent a return of capital are recorded as a reduction of cost of investments or as a realized gain, respectively. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolio.

In addition, pursuant to a Client Service Agreement with LWI Financial Inc. (“LWIF”), the Portfolio pays a Shareholder Servicing fee to LWIF at the effective annual rate of 0.19% of its average daily net assets.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $108 (in thousands). The total related amount paid by the Portfolio is included in Other Expenses on the Statement of Operations.

D. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders.

29

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent they are charged, or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to the reclassification of foreign currency gains to net investment income for income tax purposes were reclassified to the following accounts. These reclassifications had no effect on net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
LWAS/DFA International High Book to Market Portfolio	$51	$(51)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gain	Total
2007	$6,376	$ 3,987	$10,363
2008	6,405	10,361	16,766
2009	2,267	26,433	28,700

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Total Net Distributable Earnings (Accumulated Losses)
$760	—	$760

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$64,362	$23,404	$(2,650)	$20,754

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Portfolios’ tax positions and has concluded that no provision for income tax is required in any Portfolios’ financial statements. No Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of

30

unrecognized tax benefits will significantly change in the next twelve months. Each of the Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

E. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

F. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

G. Other:

At April 30, 2010, two shareholders held approximately 97% of the outstanding shares of the Portfolio. One or more of the shareholders is an omnibus account, which typically hold shares for the benefit of several other underlying investors.

31

H. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

32

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

33

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series
Consumer Discretionary	18.2%
Consumer Staples	6.9%
Energy	14.4%
Financials	25.9%
Health Care	6.1%
Industrials	14.2%
Information Technology	3.8%
Materials	4.6%
Telecommunication Services	5.0%
Utilities	0.9%

100.0%

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

34

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

35

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

36

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

37

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

38

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

39

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Shares/ Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valuedat $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valuedat $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

40

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

41

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $764,728 and $1,122,925 of securities on loan, respectively)	$9,040,758	$6,579,404
Temporary Cash Investments at Value & Cost	13,526	14,719
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844
Foreign Currencies at Value	—	13,795
Cash	1,528	16
Receivables:
Investment Securities Sold	29,264	24,493
Dividends, Interest and Tax Reclaims	6,408	29,850
Securities Lending Income	124	1,294
Fund Shares Sold	466	8,650
Unrealized Gain on Foreign Currency Contracts	—	2
Prepaid Expenses and Other Assets	18	17

Total Assets	9,902,353	7,900,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844
Investment Securities Purchased	24,241	37,337
Fund Shares Redeemed	546	2,343
Due to Advisor	760	1,141
Accrued Expenses and Other Liabilities	430	327

Total Liabilities	836,238	1,268,992

NET ASSETS	$9,066,115	$6,631,092

Investments at Cost	$6,625,645	$5,098,072

Foreign Currencies at Cost	$—	$13,784

See accompanying Notes to Financial Statements.

42

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,240 respectively)	$69,221	$73,366
Interest	23	20
Income from Securities Lending	2,477	3,155

Total Investment Income	71,721	76,541

Expenses
Investment Advisory Services Fees	4,170	6,492
Accounting & Transfer Agent Fees	413	327
Custodian Fees	37	373
Shareholders’ Reports	31	24
Directors’/Trustees’ Fees & Expenses	47	37
Professional Fees	113	86
Other	44	51

Total Expenses	4,855	7,390

Net Investment Income (Loss)	66,866	69,151

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884
Foreign Currency Transactions	—	(1,586)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507
Translation of Foreign Currency Denominated Amounts	—	(272)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684

See accompanying Notes to Financial Statements.

43

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984
Futures	—	7,204	—	(1,125)
Foreign Currency Transactions	—	—	(1,586)	3,828
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836
Futures	—	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which two (the “Series”) are presented in this report.

Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the “International Series”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value

46

prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

47

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165

48

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$(43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a

49

newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented

50

in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$1,537

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

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I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

52

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

53

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. and the Board of Trustees of The DFA Investment Trust Company (together, the “Board”) considered the continuation of the investment advisory/management agreements for each portfolio or series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. For The DFA International Value Series, Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor. (The investment advisory/management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods

54

were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

55

[THIS PAGE INTENTIONALLY LEFT BLANK]

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation

Investment Footnotes
†	See Note B to Financial Statements.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized.
(C)	Non-Annualized.
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
SEC	Securities and Exchange Commission
N/A	Does not apply to this fund.
(a)	Commencement of Operations.

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Global Equity Portfolio**
Actual Fund Return
Class R2 Shares	$1,000.00	$1,166.40	0.59%	$3.17
Institutional Class Shares	$1,000.00	$1,168.20	0.33%	$1.77
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.87	0.59%	$2.96
Institutional Class Shares	$1,000.00	$1,023.16	0.33%	$1.66

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Global 60/40 Portfolio**
Actual Fund Return
Class R2 Shares	$1,000.00	$1,105.70	0.57%	$2.98
Institutional Class Shares	$1,000.00	$1,105.70	0.31%	$1.62
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.97	0.57%	$2.86
Institutional Class Shares	$1,000.00	$1,023.26	0.31%	$1.56

Global 25/75 Portfolio**
Actual Fund Return
Class R2 Shares	$1,000.00	$1,055.90	0.62%	$3.16
Institutional Class Shares	$1,000.00	$1,056.70	0.29%	$1.48
Hypothetical 5% Annual Return
Class R2 Shares	$1,000.00	$1,021.72	0.62%	$3.11
Institutional Class Shares	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

**

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the indirect payment of the Fund of Funds’ portion of the expenses of its Master Funds (Affiliated Investment Companies).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

Affiliated Investment Companies
Global Equity Portfolio	100.0%
Global 60/40 Portfolio	100.0%
Global 25/75 Portfolio	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	71,080,005	$727,148,452

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	46,232,693	479,895,354

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	22,204,643	227,819,638

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	5,810,979	110,931,590

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	906,173	18,340,942

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $1,410,138,582)		1,564,135,976

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $765,000 FHLMC 5.00%, 10/15/24, valued at $821,419) to be repurchased at $808,013 (Cost $808,000)	$808	808,000

TOTAL INVESTMENTS - (100.0%) (Cost $1,410,946,582)		$1,564,943,976

Summary of inputs used to value the Global Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$1,564,135,976	—	—	$1,564,135,976
Temporary Cash Investments	—	$808,000	—	808,000

TOTAL	$1,564,135,976	$808,000	—	$1,564,943,976

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 60/40 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	22,548,900	$230,675,247

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	15,968,460	165,752,615

Investment in DFA Selectively Hedged Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	13,077,206	132,210,553

Investment in DFA Five-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	7,835,589	88,307,088

Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	8,269,676	88,237,443

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	7,492,581	76,873,881

Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	3,939,158	44,157,962

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	2,175,831	41,536,614

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	263,973	5,342,814

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES - (100.0%) (Cost $833,784,182)		$873,094,217

Summary of inputs used to value the Global Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs
	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$873,094,217	—	—	$873,094,217

TOTAL	$873,094,217	—	—	$873,094,217

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

GLOBAL 25/75 PORTFOLIO

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)

Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group Inc.	5,522,744	$58,927,679

Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group Inc.	5,766,382	58,874,761

Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group Inc.	2,622,596	29,399,302

Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group Inc.	2,213,231	22,641,354

Investment in International Core Equity Portfolio of DFA Investment Dimensions Group Inc.	1,511,248	15,686,755

Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group Inc.	761,513	7,813,124

Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group Inc.	209,090	3,991,529

Investment in DFA Real Estate Securities Portfolio of DFA Investment Dimensions Group Inc.	29,683	600,784

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $184,169,196)		197,935,288

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)

Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $305,000 FHLMC 5.00%, 10/15/24, valued at $327,494) to be repurchased at $318,005 (Cost $318,000)	$318	318,000

TOTAL INVESTMENTS - (100.0%) (Cost $184,487,196)		$198,253,288

Summary of inputs used to value the Global Fund’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$197,935,288	—	—	$197,935,288
Temporary Cash Investments	—	$318,000	—	318,000

TOTAL	$197,935,288	$318,000	—	$198,253,288

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,564,136	$873,094	$197,935
Temporary Cash Investments at Value & Cost	808	—	318
Receivables:
Affiliated Investment Companies	—	1,536	—
Fund Shares Sold	1,913	2,231	153
From Advisor	23	—	—
Prepaid Expenses and Other Assets	37	25	20

Total Assets	1,566,917	876,886	198,426

LIABILITIES:
Payables:
Affiliated Investment Companies	308	—	168
Fund Shares Redeemed	640	388	2
Due to Advisor	—	8	5
Loan Payable	—	1,236	—
Accrued Expenses and Other Liabilities	81	47	10

Total Liabilities	1,029	1,679	185

NET ASSETS	$1,565,888	$875,207	$198,241

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares - based on net assets of $9,252; $6,439; and $1,982, and shares outstanding of 737,334; 526,700; and 173,732, respectively	$12.55	$12.23	$11.41

NUMBER OF SHARES AUTHORIZED	500,000,000	300,000,000	300,000,000

Institutional Class Shares - based on net assets of $1,556,636; $868,768; and $196,259, and shares outstanding of 124,961,208; 71,433,273; and 17,295,079, respectively	$12.46	$12.16	$11.35

NUMBER OF SHARES AUTHORIZED	700,000,000	500,000,000	300,000,000

Investments in Affiliated Investment Companies at Cost	$1,410,139	$833,784	$184,169

NET ASSETS CONSIST OF:
Paid-In Capital	$1,586,583	$871,205	$190,631
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	28	196	137
Accumulated Net Realized Gain (Loss)	(174,720)	(35,504)	(6,293)
Net Unrealized Appreciation (Depreciation)	153,997	39,310	13,766

NET ASSETS	$1,565,888	$875,207	$198,241

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
Investment Income
Net Investment Income Received from Affiliated Investment Companies:
Income Distributions	$7,096	$5,851	$2,048

Total Investment Income Received from Affiliated Investment Companies	7,096	5,851	2,048

Fund Investment Income
Interest	1	1	—

Fund Expenses
Administrative Services Fees	2,146	1,002	181
Accounting & Transfer Agent Fees	17	13	8
Shareholder Servicing Fees - Class R2 Shares	10	7	2
Filing Fees	59	30	20
Shareholders’ Reports	31	16	3
Directors’/Trustees’ Fees & Expenses	8	4	1
Professional Fees	18	13	4
Other	9	7	2

Total Expenses	2,298	1,092	221

Fees Waived, Expenses Reimbursed, and/or Previously Waived Fees Recovered by Advisor (Note C)	(2,137)	(950)	(153)

Net Expenses	161	142	68

Net Investment Income (Loss)	6,936	5,710	1,980

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	—	150	89
Net Realized Gain (Loss) on:
*Investment Securities Sold/Affiliated Investment Companies Shares Sold	(6,265)	(5,338)	(137)
Change in Unrealized Appreciation (Depreciation) of:
*Investment Securities/Affiliated Investment Companies Shares	218,784	79,821	7,975

Net Realized and Unrealized Gain (Loss)	212,519	74,633	7,927

Net Increase (Decrease) in Net Assets Resulting from Operations	$219,455	$80,343	$9,907

*	A portion has been allocated from each Portfolio’s respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Global Equity Portfolio		Global 60/40 Portfolio		Global 25/75 Portfolio
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,936	$22,528	$5,710	$10,835	$1,980	$2,522
Capital Gain Distributions Received from Affiliated Investment Companies	—	—	150	—	89	—
Net Realized Gain (Loss) on:
**Investment Securities Sold/Affiliated Investment Companies Shares Sold	(6,265)	(165,306)	(5,338)	(29,775)	(137)	(4,918)
*Futures	—	11	—	—	—	—
*Foreign Currency Transactions	—	—	—	(152)	—	381
Change in Unrealized Appreciation (Depreciation) of:
**Investment Securities/Affiliated Investment Companies Shares	218,784	347,601	79,821	121,075	7,975	18,419
*Futures	—	78	—	(1)	—	—
*Translation of Foreign Currency Denominated Amounts	—	(1)	—	—	—	—
*Change in Deferred Thailand Capital Gains Tax	—	64	—	20	—	1

Net Increase (Decrease) in Net Assets Resulting from Operations	219,455	204,975	80,343	102,002	9,907	16,405

Distributions From:
Net Investment Income:
Class R2 Shares	(42)	(102)	(35)	(59)	(25)	(18)
Institutional Class Shares	(9,538)	(23,361)	(5,727)	(11,206)	(2,488)	(2,554)

Total Distributions From Net Investment Income	(9,580)	(23,463)	(5,762)	(11,265)	(2,513)	(2,572)

Net Realized Gains:
Class R2 Shares	—	—	—	(19)	—	(21)
Institutional Class Shares	—	—	(58)	(2,205)	(39)	(2,016)

Total Distributions From Net Realized Gains	—	—	(58)	(2,224)	(39)	(2,037)

Total Distributions to Shareholders	(9,580)	(23,463)	(5,820)	(13,489)	(2,552)	(4,609)

Capital Share Transactions:
Shares Issued	225,341	660,235	169,688	284,014	39,749	67,539
Shares Issued in Lieu of Cash Distributions	9,334	23,042	5,514	12,829	2,522	4,562
Shares Redeemed	(165,306)	(563,865)	(110,105)	(242,374)	(13,691)	(49,102)

Net Increase (Decrease) from Capital Share Transactions	69,369	119,412	65,097	54,469	28,580	22,999

Total Increase (Decrease) in Net Assets	279,244	300,924	139,620	142,982	35,935	34,795
Net Assets
Beginning of Period	1,286,644	985,720	735,587	592,605	162,306	127,511

End of Period	$1,565,888	$1,286,644	$875,207	$735,587	$198,241	$162,306

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$28	$2,672	$196	$248	$136	$670

*	Allocated from each Portfolio’s respective Master Funds (Affiliated Investment Companies).
**	A portion has been allocated from each Portfolio’s respective Master Funds (Affiliated Investment Companies).

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

Global Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.82	$9.17	$15.49	$14.76	$12.90	$11.54	$10.00

Income from Investment Operations
Net Investment Income	0.04	(A)	0.17	(A)	0.24	(A)	0.22	(A)	0.19	(A)	0.19	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	1.75	1.64	(6.06)	0.86	2.29	1.33	1.54

Total from Investment Operations	1.79	1.81	(5.82)	1.08	2.48	1.52	1.61

Less Distributions
Net Investment Income	(0.06)	(0.16)	(0.18)	(0.18)	(0.18)	(0.14)	(0.07)
Net Realized Gains	—	—	(0.32)	(0.17)	(0.44)	(0.02)	—

Total Distributions	(0.06)	(0.16)	(0.50)	(0.35)	(0.62)	(0.16)	(0.07)

Net Asset Value, End of Period	$12.55	$10.82	$9.17	$15.49	$14.76	$12.90	$11.54

Total Return	16.64	%(C)	20.06%	(38.72	)%(C)	7.42%	20.04%	13.25%	16.18	%(C)

Net Assets, End of Period (thousands)	$9,252	$6,782	$6,819	$27,904	$32,717	$16,092	$14,684
Ratio of Expenses to Average Net Assets (D)	0.59	%(B)	0.62%	0.60	%(B)	0.58%	0.62%	0.71%	0.90	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.89	%(B)	0.91%	0.87	%(B)	0.84%	0.85%	0.80%	0.94	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.70	%(B)	1.83%	1.99	%(B)	1.38%	1.38%	1.32%	0.82	%(B)(E)

Global 60/40 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.13	$9.55	$13.16	$12.65	$11.58	$10.83	$10.00

Income from Investment Operations
Net Investment Income	0.07	(A)	0.14	(A)	0.30	(A)	0.22	(A)	0.11	(A)	0.19	(A)	0.08
Net Gains (Losses) on Securities (Realized and Unrealized)	1.10	1.60	(3.60)	0.60	1.40	0.73	0.84

Total from Investment Operations	1.17	1.74	(3.30)	0.82	1.51	0.92	0.92

Less Distributions
Net Investment Income	(0.07)	(0.12)	(0.18)	(0.22)	(0.18)	(0.16)	(0.09)
Net Realized Gains	—	(0.04)	(0.13)	(0.09)	(0.26)	(0.01)	—

Total Distributions	(0.07)	(0.16)	(0.31)	(0.31)	(0.44)	(0.17)	(0.09)

Net Asset Value, End of Period	$12.23	$11.13	$9.55	$13.16	$12.65	$11.58	$10.83

Total Return	10.57	%(C)	18.46%	(25.63	)%(C)	6.50%	13.49%	8.57%	9.29	%(C)

Net Assets, End of Period (thousands)	$6,439	$5,187	$5,081	$7,631	$7,379	$1,857	$1,912
Ratio of Expenses to Average Net Assets (D)	0.57	%(B)	0.60%	0.59	%(B)	0.57%	0.65%	0.70%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.81	%(B)	0.83%	0.80	%(B)	0.76%	0.77%	0.80%	1.28	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.14	%(B)	1.42%	2.78	%(B)	1.67%	0.89%	1.73%	0.94	%(B)(E)

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Class R2 Shares

Global 25/75 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.95	$10.04	$11.42	$11.11	$10.62	$10.33	$10.00

Income from Investment Operations
Net Investment Income	0.10	(A)	0.15	(A)	0.30	(A)	0.19	(A)	0.03	(A)	0.20	(A)	0.07
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51	1.06	(1.39)	0.41	0.77	0.25	0.37

Total from Investment Operations	0.61	1.21	(1.09)	0.60	0.80	0.45	0.44

Less Distributions
Net Investment Income	(0.15)	(0.14)	(0.21)	(0.20)	(0.20)	(0.16)	(0.11)
Net Realized Gains	—	(0.16)	(0.08)	(0.09)	(0.11)	—	—

Total Distributions	(0.15)	(0.30)	(0.29)	(0.29)	(0.31)	(0.16)	(0.11)

Net Asset Value, End of Period	$11.41	$10.95	$10.04	$11.42	$11.11	$10.62	$10.33

Total Return	5.59	%(C)	12.19%	(9.72	)%(C)	5.47%	7.75%	4.47%	4.44	%(C)

Net Assets, End of Period (thousands)	$1,982	$1,701	$1,342	$1,564	$2,701	$46	$65
Ratio of Expenses to Average Net Assets (D)	0.62	%(B)	0.62%	0.62	%(B)	0.62%	0.62%	0.79%	0.95	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.76	%(B)	0.77%	0.78	%(B)	0.71%	0.74%	0.95%	6.00	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.89	%(B)	1.49%	3.00	%(B)	1.66%	0.28%	2.00%	1.03	%(B)(E)

See accompanying Notes to Financial Statements.

12

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Global Equity Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.74	$9.14	$15.48	$14.78	$12.92	$11.56	$10.00

Income from Investment Operations
Net Investment Income	0.06	(A)	0.20	(A)	0.27	(A)	0.27	(A)	0.23	(A)	0.25	(A)	0.09
Net Gains (Losses) on Securities (Realized and Unrealized)	1.74	1.61	(6.02)	0.85	2.28	1.29	1.55

Total from Investment Operations	1.80	1.81	(5.75)	1.12	2.51	1.54	1.64

Less Distributions
Net Investment Income	(0.08)	(0.21)	(0.27)	(0.25)	(0.21)	(0.16)	(0.08)
Net Realized Gains	—	—	(0.32)	(0.17)	(0.44)	(0.02)	—

Total Distributions	(0.08)	(0.21)	(0.59)	(0.42)	(0.65)	(0.18)	(0.08)

Net Asset Value, End of Period	$12.46	$10.74	$9.14	$15.48	$14.78	$12.92	$11.56

Total Return	16.82	%(C)	20.30%	(38.50	)%(C)	7.67%	20.33%	13.47%	16.46	%(C)

Net Assets, End of Period (thousands)	$1,556,636	$1,279,862	$978,901	$1,218,439	$847,574	$485,301	$179,079
Ratio of Expenses to Average Net Assets (D)	0.33	%(B)	0.35%	0.34	%(B)	0.33%	0.37%	0.46%	0.67	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.63	%(B)	0.64%	0.61	%(B)	0.59%	0.60%	0.56%	0.71	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	0.98	%(B)	2.17%	2.26	%(B)	1.70%	1.72%	1.50%	1.08	%(B)(E)

Global 60/40 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.08	$9.53	$13.17	$12.67	$11.60	$10.83	$10.00

Income from Investment Operations
Net Investment Income	0.08	(A)	0.18	(A)	0.27	(A)	0.25	(A)	0.19	(A)	0.22	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	1.09	1.59	(3.54)	0.60	1.35	0.72	0.83

Total from Investment Operations	1.17	1.77	(3.27)	0.85	1.54	0.94	0.94

Less Distributions
Net Investment Income	(0.09)	(0.18)	(0.24)	(0.26)	(0.21)	(0.16)	(0.11)
Net Realized Gains	—	(0.04)	(0.13)	(0.09)	(0.26)	(0.01)	—

Total Distributions	(0.09)	(0.22)	(0.37)	(0.35)	(0.47)	(0.17)	(0.11)

Net Asset Value, End of Period	$12.16	$11.08	$9.53	$13.17	$12.67	$11.60	$10.83

Total Return	10.57	%(C)	18.95%	(25.47	)%(C)	6.79%	13.78%	8.80%	9.41	%(C)

Net Assets, End of Period (thousands)	$868,768	$730,400	$587,524	$761,093	$538,369	$277,269	$102,341
Ratio of Expenses to Average Net Assets (D)	0.31	%(B)	0.33%	0.32	%(B)	0.31%	0.35%	0.45%	0.65	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.55	%(B)	0.56%	0.53	%(B)	0.51%	0.52%	0.55%	0.83	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	1.44	%(B)	1.82%	2.44	%(B)	1.90%	1.56%	1.99%	1.18	%(B)(E)

See accompanying Notes to Financial Statements.

13

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Institutional Class Shares

Global 25/75 Portfolio
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Period Dec. 24, 2003(a) to Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$10.90	$10.01	$11.46	$11.15	$10.65	$10.34	$10.00

Income from Investment Operations
Net Investment Income	0.12	(A)	0.18	(A)	0.31	(A)	0.24	(A)	0.22	(A)	0.24	(A)	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	0.49	1.06	(1.37)	0.40	0.60	0.24	0.36

Total from Investment Operations	0.61	1.24	(1.06)	0.64	0.82	0.48	0.47

Less Distributions
Net Investment Income	(0.16)	(0.19)	(0.31)	(0.24)	(0.21)	(0.17)	(0.13)
Net Realized Gains	—	(0.16)	(0.08)	(0.09)	(0.11)	—	—

Total Distributions	(0.16)	(0.35)	(0.39)	(0.33)	(0.32)	(0.17)	(0.13)

Net Asset Value, End of Period	$11.35	$10.90	$10.01	$11.46	$11.15	$10.65	$10.34

Total Return	5.67	%(C)	12.67%	(9.55	)%(C)	5.85%	7.97%	4.71%	4.73	%(C)

Net Assets, End of Period (thousands)	$196,259	$160,605	$126,169	$136,039	$97,194	$52,699	$31,208
Ratio of Expenses to Average Net Assets(D)	0.29	%(B)	0.31%	0.30	%(B)	0.31%	0.37%	0.47%	0.99	%(B)(E)
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees)(D)	0.46	%(B)	0.46%	0.46	%(B)	0.46%	0.49%	0.71%	1.32	%(B)(E)
Ratio of Net Investment Income to Average Net Assets	2.21	%(B)	1.81%	3.03	%(B)	2.15%	1.59%	2.33%	0.95	%(B)(E)

See accompanying Notes to Financial Statements.

14

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers fifteen portfolios, of which Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio (each a “Global Fund” and collectively, the “Global Funds”) are presented in this report.

The Global Funds achieve their investment objectives by primarily investing in other portfolios within DFA Investment Dimensions Group Inc. (“IDG”) (collectively, the “Master Funds”).

	Global Funds (Percentage of Ownership at April 30, 2010)
Master Funds	Global Equity Portfolio	Global 60/40 Portfolio	Global 25/75 Portfolio
U.S. Core Equity 1 Portfolio (IDG)	9%	3%	—
U.S. Core Equity 2 Portfolio (IDG)	15%	5%	—
DFA Real Estate Securities Portfolio (IDG)	1%	—	—
International Core Equity Portfolio (IDG)	11%	4%	—
Emerging Markets Core Equity Portfolio (IDG)	3%	1%	—
DFA Two-Year Global Fixed Income Portfolio (IDG)	N/A	N/A	1%
DFA Selectively Hedged Global Fixed Income Portfolio (IDG)	N/A	31%	N/A
DFA Five-Year Global Fixed Income Portfolio (IDG)	N/A	2%	N/A
DFA Inflation-Protected Securities Portfolio (IDG)	N/A	4%	3%
DFA Short-Term Extended Quality Portfolio (IDG)	N/A	16%	10%

N/A – Global Fund does not have any ownership in Master Fund.

Amounts designated as — are less than 1%

At April 30, 2010, Class R1 shares had not commenced operations. Class R1 shares for each Global Fund have 100,000,000 authorized shares as of April 30, 2010.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Global Funds from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Master Fund shares held by the Global Funds are valued at their respective daily net asset values, as these Master Funds are treated as regulated investment companies. The Global Funds’ investments in partnerships reflect proportionate interest in the net assets of their corresponding partnerships. At April 30, 2010, the Global Funds held no investments in partnerships.

15

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels as described below:

—     Level 1 – quoted prices in active markets for identical securities

—     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

—     Level 3 – significant unobservable inputs (including the Global Funds’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ net assets by each major security type is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of affiliated investment company shares are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received from the investment in affiliated investment companies that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Global Funds estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Expenses directly attributable to a Global Fund are directly charged. Common expenses of the Group are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of its Global Fund. Income, gains and losses, and common expenses of each Global Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

The Global Funds each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis, from their respective investments in partnerships.

16

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Master Funds. The Advisor also provides administrative services to the Global Funds, including supervision of services provided by others, providing information to shareholders and the Board of Directors/Trustees, and other administrative services. For the six months ended April 30, 2010, the Global Equity Portfolio, Global 60/40 Portfolio and Global 25/75 Portfolio’s administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30%, 0.25%, 0.20%, respectively, of average daily net assets. The Global Funds do not pay separate management fees to the Advisor.

Pursuant to a Fee Waiver and Expense Assumption Agreement, the Advisor has contractually agreed to waive its administrative services fee to the extent necessary to limit the proportionate share of the total combined administrative services fees paid by each of the Global Funds and investment advisory services fees paid by the Master Funds to the Advisor. The maximum amount waived under this waiver is the full amount of a Global Fund’s administration fee to the Advisor. The Fee Waiver and Expense Assumption Agreement will remain in effect through March 1, 2011, and shall continue to remain in effect from year to year thereafter unless terminated by the Fund or the Advisor. For the six months ended April 30, 2010, the Global Funds had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.27%
Global 60/40 Portfolio	0.25%
Global 25/75 Portfolio	0.22%

Prior to March 1, 2010, the Advisor had also contractually agreed to assume the direct operating expenses of the Institutional Class Shares of each Global Fund (excluding administrative services fees paid to the Advisor), to the extent necessary to limit the total expense ratios (including the expenses that the Institutional Class Shares of each such Global Fund bears as a shareholder of the Master Funds, but excluding expenses from investment in other investment companies) of the Institutional Class Shares. For the period ended February 28, 2010, the Institutional Class Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.44%
Global 60/40 Portfolio	0.41%
Global 25/75 Portfolio	0.37%

Prior to March 1, 2010, the Advisor had contractually agreed to assume the direct operating expenses of the Class R2 Shares of each Global Fund (excluding administrative services fees paid to the Advisor) to the extent necessary to limit the total expense ratios (including the expenses that the Class R2 Shares of each such Global Fund bears as a shareholder of the Master Funds and including Shareholder Servicing Fees, but excluding expenses from investment in other investment companies) of the Class R2 Shares. For the period ended February 28, 2010, the Class R2 Shares had the following expense limits based on a percentage of average net assets on an annualized basis.

Expense Limits
Global Equity Portfolio	0.69%
Global 60/40 Portfolio	0.66%
Global 25/75 Portfolio	0.62%

At any time that the rate of the fees and annualized expenses of a Global Fund are less than the rates listed above for a Global Fund on an annualized basis, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the Global Fund’s Institutional Class and Class R2 Shares’ fees or expenses to exceed the fee or expense limitations listed above. Previously

17

waived fees subject to future recovery by the Advisor over periods not exceeding April 30, 2013 are reflected below (amounts in thousands). The Global Funds are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Previously Waived Fees/Expenses Assumed Subject to Future Recovery
Global Equity Portfolio
Class R2 Shares	$108
Institutional Class Shares	9,942
Global 60/40 Portfolio
Class R2 Shares	38
Institutional Class Shares	4,535
Global 25/75 Portfolio
Class R2 Shares	8
Institutional Class Shares	690

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by each of the Global Funds are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

Global Equity Portfolio	$35
Global 60/40 Portfolio	20
Global 25/75 Portfolio	4

E. Federal Income Taxes:

Each Global Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009, primarily attributable to reclassification of distributions and the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

18

	Increase (Decrease) Paid-In Capital	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
Global Equity Portfolio	$(86)	$44	$42
Global 60/40 Portfolio	104	(673)	569
Global 25/75 Portfolio	19	323	(342)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Global Equity Portfolio
2007	$20,438	$9,279	$29,717
2008	26,394	24,056	50,450
2009	23,463	—	23,463
Global 60/40 Portfolio
2007	14,075	3,393	17,468
2008	17,159	7,556	24,715
2009	11,799	1,690	13,489
Global 25/75 Portfolio
2007	2,739	742	3,481
2008	4,258	871	5,129
2009	2,629	1,979	4,608

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)
Global Equity Portfolio	$2,702	—	$(77,056)	$(74,354)
Global 60/40 Portfolio	265	—	(26,314)	(26,049)
Global 25/75 Portfolio	675	—	(3,215)	(2,540)

For Federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the Portfolio had capital loss carryforward available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2016	2017	Total
Global Equity Portfolio	$2,732	$74,324	$77,056
Global 60/40 Portfolio	—	26,314	26,314
Global 25/75 Portfolio	—	3,215	3,215

19

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Global Equity Portfolio	$1,504,392	$153,997	$(93,445)	$60,552
Global 60/40 Portfolio	840,102	43,956	(10,964)	32,992
Global 25/75 Portfolio	187,465	14,007	(3,219)	10,788

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each Global Portfolio’s tax positions and has concluded that no provision for income tax is required in any Global Portfolios’ financial statements. No Global Portfolio is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Global Portfolio’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA Two-Year Global Fixed Income Series, a master fund in a RIC/RIC master-feeder structure with RIC feeders, underlying fund of fund investors and direct client investors, made a “Check-the-Box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classifications from a corporation taxable as a regulated investment company to a partnership. As a result of this election, for tax purposes, the master fund is deemed to have distributed all of its assets and liabilities to its shareholders in liquidation of the master fund. Since the master fund has a shareholder owning 80% or more of the fund’s shares, and also has shareholders owning less than 80%, the fund’s respective transaction creates a non-taxable transaction, pursuant to Internal Revenue Code §332 for those owning more than 80%, and a taxable transaction, pursuant to Internal Revenue Code §331, for those shareholders owning less than 80%. Immediately after the deemed liquidation, the shareholders contributed all of the distributed assets and liabilities to the newly formed partnership. The final tax year end of the master fund was October 31, 2008.

For federal income tax purposes, pursuant to IRC §336(a), the master fund recognized gain or loss relative to the investment of the less than 80% shareholders as if the master’s investment securities were sold to those shareholders and, pursuant to IRC §331, each of those shareholders recognized gain or loss as if it liquidated its investment in the master. Global 60/40 Portfolio and Global 25/75 Portfolio, each representing a less than 80% owner of The DFA Two-Year Global Fixed Income Series, recognized $3,046,638 and $1,370,411 of net capital gain respectively for their tax year ended October 31, 2008. Pursuant to IRC §334(a), each of these shareholders took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

F. Capital Share Transactions:

The capital share transactions by class were as follows (amounts in thousands):

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Global Equity Portfolio

Class R2 Shares
Shares Issued	$2,198	1	$3,330	379
Shares Issued in Lieu of Cash Distributions	42	—	102	11
Shares Redeemed	$(954)	—	$(4,468)	(507)

20

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009
	Amount	Shares	Amount	Shares
Net Increase (Decrease) — Class R2 Shares	$1,286	1	$(1,036)	(117)

Institutional Class Shares
Shares Issued	$223,143	19,076	$656,905	76,215
Shares Issued in Lieu of Cash Distributions	9,292	817	22,940	2,590
Shares Redeemed	(164,352)	14,113	(559,397)	(66,771)

Net Increase (Decrease) — Institutional Class Shares	$68,083	34,006	$120,448	12,034

Global 60/40 Portfolio

Class R2 Shares
Shares Issued	$1,390	1	$3,579	381
Shares Issued in Lieu of Cash Distributions	36	—	79	8
Shares Redeemed	(718)	1	(4,402)	(455)

Net Increase (Decrease) — Class R2 Shares	$708	2	$(744)	(66)

Institutional Class Shares
Shares Issued	$168,298	14,392	$280,435	28,041
Shares Issued in Lieu of Cash Distributions	5,478	477	12,750	1,324
Shares Redeemed	(109,387)	9,382	(237,972)	(25,048)

Net Increase (Decrease) — Institutional Class Shares	$64,389	24,251	$55,213	4,317

Global 25/75 Portfolio

Class R2 Shares
Shares Issued	$850	—	$1,156	113
Shares Issued in Lieu of Cash Distributions	26	—	39	4
Shares Redeemed	(669)	—	(983)	(96)

Net Increase (Decrease) — Class R2 Shares	$207	—	$212	21

Institutional Class Shares
Shares Issued	$38,899	3,500	$66,383	6,523
Shares Issued in Lieu of Cash Distributions	2,496	228	4,523	444
Shares Redeemed	(13,022)	1,173	(48,119)	(4,829)

Net Increase (Decrease) — Institutional Class Shares	$28,373	4,901	$22,787	2,138

G. Financial Instruments:

In accordance with the Fund’s investment objectives and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. The instrument and its significant corresponding risks are described below:

Repurchase Agreements:    The Global Funds may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price, including accrued interest. The agreements are conditioned upon the collateral being deposited under the

21

Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

H. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings by the Global Funds under this line of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
Global Equity Portfolio	1.93%	$434	22	$1	$2,071
Global 60/40 Portfolio	1.96%	1,210	24	2	5,866
Global 25/75 Portfolio	1.94%	285	2	—	464

At April 30, 2010, Global 60/40 Portfolio had a loan outstanding in the amount of $1,236 (in thousands).

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Global Funds under this line of credit during the six months ended April 30, 2010.

I. Shareholder Servicing Fees:

The Class R2 Shares pay a shareholder servicing fee in the amount of 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the Global Funds’ Class R2 Shares.

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

22

K. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Global Funds. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Global Equity Portfolio — Class R2 Shares	3	96%
Global Equity Portfolio — Institutional Class Shares	3	84%
Global 60/40 Portfolio — Class R2 Shares	3	93%
Global 60/40 Portfolio — Institutional Class Shares	3	74%
Global 25/75 Portfolio — Class R2 Shares	3	100%
Global 25/75 Portfolio — Institutional Class Shares	3	86%

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

23

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Master Funds use in voting proxies relating to securities held in the portfolios is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

24

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Directors of Dimensional Investment Group Inc. (the “Board”) considered the continuation of the investment advisory agreements for each portfolio (collectively, the “Funds”). (The investment advisory agreements are referred to as the “Advisory Agreements.”)

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board noted that the Advisor did not charge advisory fees to the Funds under the Advisory Agreements. The Board reviewed the administrative fees charged by the Advisor to the Funds and compared the expenses of each Fund to funds in its peer group as provided in the Lipper Reports. The Board concluded that the fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the past four years.

25

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the Funds. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. The Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund because the Funds are not charged advisory fees.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

26

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DIMENSIONAL INVESTMENT GROUP INC.

U.S. Large Cap Value Portfolio II

DFA International Value Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth

Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes
†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights
(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules
—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
U.S. Large Cap Value Portfolio II
Actual Fund Return	$1,000.00	$1,229.30	0.19%	$1.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.85	0.19%	$0.95

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
DFA International Value Portfolio II
Actual Fund Return	$1,000.00	$1,044.80	0.29%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.36	0.29%	$1.45

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Companies are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedules of Portfolio Holdings for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Companies
U.S. Large Cap Value Portfolio II	100.0%
DFA International Value Portfolio II	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

U.S. LARGE CAP VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$124,745,746

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $92,794,512)	$124,745,746

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$124,745,746	—	—	$124,745,746

DFA INTERNATIONAL VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$142,108,017

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $110,141,016)	$142,108,017

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$142,108,017	—	—	$142,108,017

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	U.S. Large Cap Value Portfolio II	DFA International Value Portfolio II
ASSETS:
Investments in Affiliated Investment Companies at Value	$124,746	$142,108
Receivables:
Affiliated Investment Companies Sold	—	138
Fund Shares Sold	243	10
Prepaid Expenses and Other Assets	7	8

Total Assets	124,996	142,264

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	227	—
Fund Shares Redeemed	16	148
Due to Advisor	1	1
Accrued Expenses and Other Liabilities	18	21

Total Liabilities	262	170

NET ASSETS	$124,734	$142,094

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	13,599,063	22,350,255

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$9.17	$6.36

Investment in Affiliated Investment Companies at Cost	$92,795	$110,141

NET ASSETS CONSIST OF:
Paid-In Capital	$138,026	$106,534
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	223	964
Accumulated Net Realized Gain (Loss)	(45,466)	2,630
Net Unrealized Foreign Exchange Gain (Loss)	—	(1)
Net Unrealized Appreciation (Depreciation)	31,951	31,967

NET ASSETS	$124,734	$142,094

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	U.S. Large Cap Value Portfolio II	DFA International Value Portfolio II
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $161, respectively)	$928	$1,645
Income from Securities Lending	34	70
Expenses Allocated from Affiliated Investment Companies	(65)	(168)

Total Investment Income	897	1,547

Expenses
Administrative Services Fees	6	7
Accounting & Transfer Agent Fees	7	7
Filing Fees	10	10
Shareholders’ Reports	11	12
Directors’/Trustees’ Fees & Expenses	—	1
Audit Fees	1	1
Legal Fees	3	4
Other	1	1

Total Expenses	39	43

Net Investment Income (Loss)	858	1,504

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	5,241	2,683
Foreign Currency Transactions	—	(36)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	16,715	2,068
Translation of Foreign Currency Denominated Amounts	—	(6)

Net Realized and Unrealized Gain (Loss)	21,956	4,709

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,814	$6,213

Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Cap Value Portfolio II		DFA International Value Portfolio II
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$858	$2,023	$1,504	$3,565
Net Realized Gain (Loss) on:
Investment Securities Sold	5,241	(49,627)	2,683	1,232
Futures	—	—	—	(33)
Foreign Currency Transactions	—	—	(36)	86
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities	16,715	56,943	2,068	29,899
Translation of Foreign Currency Denominated Amounts	—	—	(6)	5

Net Increase (Decrease) in Net Assets Resulting from Operations	22,814	9,339	6,213	34,754

Distributions From:
Net Investment Income	(883)	(2,293)	(1,004)	(3,548)
Net Short-Term Gains	—	—	(1,217)	—
Net Long-Term Gains	—	(40,902)	—	(63,588)

Total Distributions	(883)	(43,195)	(2,221)	(67,136)

Capital Share Transactions (1):
Shares Issued	9,883	15,401	8,221	20,479
Shares Issued in Lieu of Cash Distributions	883	43,195	2,221	67,136
Shares Redeemed	(8,869)	(18,603)	(16,238)	(24,551)

Net Increase (Decrease) from Capital Share Transactions	1,897	39,993	(5,796)	63,064

Total Increase (Decrease) in Net Assets	23,828	6,137	(1,804)	30,682
Net Assets
Beginning of Period	100,906	94,769	143,898	113,216

End of Period	$124,734	$100,906	$142,094	$143,898

(1) Shares Issued and Redeemed:
Shares Issued	1,155	2,286	1,282	3,777
Shares Issued in Lieu of Cash Distributions	108	6,967	355	14,796
Shares Redeemed	(1,081)	(2,864)	(2,572)	(5,062)

Net Increase (Decrease) from Shares Issuedand Redeemed	182	6,389	(935)	13,511

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$223	$248	$964	$464

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

U.S. Large Cap Value Portfolio II
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$7.52	$13.48	$22.87	$23.80	$20.53	$18.13	$15.19

Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.15	(A)	0.27	(A)	0.33	(A)	0.38	(A)	0.30	0.16
Net Gains (Losses) on Securities (Realized and Unrealized)	1.66	0.03	(8.10)	(0.39)	3.29	2.32	3.09

Total from Investment Operations	1.72	0.18	(7.83)	(0.06)	3.67	2.62	3.25
Less Distributions
Net Investment Income	(0.07)	(0.25)	(0.37)	(0.34)	(0.35)	(0.22)	(0.31)
Net Realized Gains	—	(5.89)	(1.19)	(0.53)	(0.05)	—	—

Total Distributions	(0.07)	(6.14)	(1.56)	(0.87)	(0.40)	(0.22)	(0.31)

Net Asset Value, End of Period	$9.17	$7.52	$13.48	$22.87	$23.80	$20.53	$18.13

Total Return	22.93	%(C)	11.79%	(36.60	)%(C)	(0.34)%	18.16%	14.57%	21.66%

Net Assets, End of Period (thousands)	$124,734	$100,906	$94,769	$470,014	$492,916	$345,171	$195,975
Ratio of Expenses to Average Net Assets (D)	0.19	%(B)	0.23%	0.16	%(B)	0.14%	0.16%	0.18%	0.21%
Ratio of Net Investment Income to Average Net Assets	1.54	%(B)	2.32%	1.44	%(B)	1.36%	1.74%	1.60%	0.98%

DFA International Value Portfolio II
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
(Unaudited)
Net Asset Value, Beginning of Period	$6.18	$11.58	$23.73	$21.13	$16.50	$14.69	$11.54

Income from Investment Operations
Net Investment Income (Loss)	0.06	(A)	0.17	(A)	0.54	(A)	0.70	(A)	0.65	(A)	0.48	0.25
Net Gains (Losses) on Securities (Realized and Unrealized)	0.21	1.23	(11.35)	2.88	5.01	1.76	3.37

Total from Investment Operations	0.27	1.40	(10.81)	3.58	5.66	2.24	3.62
Less Distributions
Net Investment Income	(0.04)	(0.21)	(0.84)	(0.64)	(0.64)	(0.41)	(0.44)
Net Realized Gains	(0.05)	(6.59)	(0.50)	(0.34)	(0.39)	(0.02)	(0.03)

Total Distributions	(0.09)	(6.80)	(1.34)	(0.98)	(1.03)	(0.43)	(0.47)

Net Asset Value, End of Period	$6.36	$6.18	$11.58	$23.73	$21.13	$16.50	$14.69

Total Return	4.48	%(C)	35.34%	(47.93	)%(C)	17.29%	35.74%	15.50%	32.11%

Net Assets, End of Period (thousands)	$142,094	$143,898	$113,216	$762,763	$621,214	$340,467	$189,176
Ratio of Expenses to Average Net Assets (D)	0.29	%(B)	0.33%	0.26	%(B)	0.25%	0.27%	0.31%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.06	%(B)	3.10%	2.84	%(B)	3.02%	3.41%	3.06%	1.98%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II (the “Portfolios”) are presented in this report.

U.S. Large Cap Value Portfolio II and DFA International Value Portfolio II primarily invest their assets in The U.S. Large Cap Value Series and The DFA International Value Series, respectively, (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, U.S. Large Cap Value Portfolio II owned 1% and DFA International Value Portfolio II owned 2% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolios will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation: The Portfolios’ investment reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

10

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other: The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities and foreign currency from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolios’ administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets of the Portfolios.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the

11

Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

U.S. Large Cap Value Portfolio II	$3
DFA International Value Portfolio II	4

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Large Cap Value Portfolio II	$(17)	17
DFA International Value Portfolio II	82	(82)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Cap Value Portfolio II
2007	$8,185	$10,356	$18,541
2008	4,399	24,131	28,530
2009	2,299	40,896	43,195
DFA International Value Portfolio II
2007	21,690	8,778	30,468
2008	13,755	14,797	28,552
2009	3,552	63,584	67,136

12

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Loss)
U.S. Large Cap Value Portfolio II	$251	—	$(50,707)	$(50,456)
DFA International Value Portfolio II	1,671	—	—	1,671

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the U.S. Large Cap Value Portfolio II had capital loss carryforwards of $50,707 (in thousands) available to offset future realized capital gains through October 31, 2017. As of October 31, 2009, the DFA International Value Portfolio II had no capital loss carryforwards available to offset future realized capital gains.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Cap Value Portfolio II	$92,795	$32,930	$(979)	$31,951
DFA International Value Portfolio II	110,145	35,454	(3,491)	31,963
Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios’ tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

13

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the “Check the Box” election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Large Cap Value Portfolio	$(606,345)	$606,345
U.S. Large Cap Value Portfolio II	(10,872)	10,872
U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of

14

credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

At April 30, 2010, two shareholders held 100% of the outstanding shares of the Portfolios.

I. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

15

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

16

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

17

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The U.S. Large Cap Value Series		The DFA International Value Series
Consumer Discretionary	18.2%	Consumer Discretionary	13.9%
Consumer Staples	6.9%	Consumer Staples	5.9%
Energy	14.4%	Energy	7.7%
Financials	25.9%	Financials	36.6%
Health Care	6.1%	Health Care	0.9%
Industrials	14.2%	Industrials	10.7%
Information Technology	3.8%	Information Technology	3.6%
Materials	4.6%	Materials	12.4%
Telecommunication Services	5.0%	Other	—
Utilities	0.9%	Telecommunication Services	6.6%

	100.0%	Utilities	1.7%

			100.0%

18

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

19

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to berepurchased at $25,547,006	$25,547	25,546,628	0.3%

20

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

21

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

23

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valuedat $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valuedat $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

24

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

25

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
ASSETS:
Investments at Value (including $764,728 and $1,122,925 of securities on loan, respectively)	$9,040,758	$6,579,404
Temporary Cash Investments at Value & Cost	13,526	14,719
Collateral Received from Securities on Loan at Value & Cost	810,261	1,227,844
Foreign Currencies at Value	—	13,795
Cash	1,528	16
Receivables:
Investment Securities Sold	29,264	24,493
Dividends, Interest and Tax Reclaims	6,408	29,850
Securities Lending Income	124	1,294
Fund Shares Sold	466	8,650
Unrealized Gain on Foreign Currency Contracts	—	2
Prepaid Expenses and Other Assets	18	17

Total Assets	9,902,353	7,900,084

LIABILITIES:
Payables:
Upon Return of Securities Loaned	810,261	1,227,844
Investment Securities Purchased	24,241	37,337
Fund Shares Redeemed	546	2,343
Due to Advisor	760	1,141
Accrued Expenses and Other Liabilities	430	327

Total Liabilities	836,238	1,268,992

NET ASSETS	$9,066,115	$6,631,092

Investments at Cost	$6,625,645	$5,098,072

Foreign Currencies at Cost	$—	$13,784

See accompanying Notes to Financial Statements.

26

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The U.S. Large Cap Value Series	The DFA International Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0 and $7,240, respectively)	$69,221	$73,366
Interest	23	20
Income from Securities Lending	2,477	3,155

Total Investment Income	71,721	76,541

Expenses
Investment Advisory Services Fees	4,170	6,492
Accounting & Transfer Agent Fees	413	327
Custodian Fees	37	373
Shareholders’ Reports	31	24
Directors’/Trustees’ Fees & Expenses	47	37
Professional Fees	113	86
Other	44	51

Total Expenses	4,855	7,390

Net Investment Income (Loss)	66,866	69,151

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	124,884
Foreign Currency Transactions	—	(1,586)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	85,507
Translation of Foreign Currency Denominated Amounts	—	(272)

Net Realized and Unrealized Gain (Loss)	1,650,101	208,533

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,716,967	$277,684

See accompanying Notes to Financial Statements.

27

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series		The DFA International Value Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$66,866	$155,080	$69,151	$161,170
Net Realized Gain (Loss) on:
Investment Securities Sold	396,358	(122,113)	124,884	63,984
Futures	—	7,204	—	(1,125)
Foreign Currency Transactions	—	—	(1,586)	3,828
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,253,743	1,161,370	85,507	1,395,836
Futures	—	(29)	—	—
Translation of Foreign Currency Denominated Amounts	—	—	(272)	240

Net Increase (Decrease) in Net Assets Resulting from Operations	1,716,967	1,201,512	277,684	1,623,933

Transactions in Interest:
Contributions	200,582	734,173	351,725	449,410
Withdrawals	(359,834)	(1,166,648)	(190,281)	(581,716)

Net Increase (Decrease) from Transactions in Interest	(159,252)	(432,475)	161,444	(132,306)

Total Increase (Decrease) in Net Assets	1,557,715	769,037	439,128	1,491,627
Net Assets
Beginning of Period	7,508,400	6,739,363	6,191,964	4,700,337

End of Period	$9,066,115	$7,508,400	$6,631,092	$6,191,964

See accompanying Notes to Financial Statements.

28

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%
Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets.	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The DFA International Value Series†
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004
	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%
Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets.	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which two (the “Series”) are presented in this report.

Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation: Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The DFA International Value Series (the “International Series”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value

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prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation: Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

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Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% and 0.20% of average daily net assets for The U.S. Large Cap Value Series and The DFA International Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The U.S. Large Cap Value Series	$207
The DFA International Value Series	165

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E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The U.S. Large Cap Value Series	$1,202,203	$1,311,220
The DFA International Value Series	671,110	459,246

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The U.S. Large Cap Value Series	$7,449,432	$2,458,439	$(43,326)	$2,415,113
The DFA International Value Series	6,340,818	1,567,466	(86,317)	1,481,149

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a

33

newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements: The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks: Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented

34

in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series’ had no outstanding futures contracts.

H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at the rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	4	$2	$17,897

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$1,537

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

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I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreements for each series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “AdvisoryAgreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis

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and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

39

[THIS PAGE INTENTIONALLY LEFT BLANK]

DFA043010-009S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio III

U.S. Large Cap Value Portfolio III

Tax-Managed U.S. Marketwide Value Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
DFA International Value Portfolio III
Actual Fund Return	$1,000.00	$1,044.30	0.26%	$1.32
Hypothetical 5% Annual Return	$1,000.00	$1,023.51	0.26%	$1.30

U.S. Large Cap Value Portfolio III
Actual Fund Return	$1,000.00	$1,230.00	0.14%	$0.77
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.14%	$0.70

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
Tax-Managed U.S. Marketwide Value Portfolio II
Actual Fund Return	$1,000.00	$1,236.30	0.24%	$1.33
Hypothetical 5% Annual Return	$1,000.00	$1,023.60	0.24%	$1.20

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio III	100.0%
U.S. Large Cap Value Portfolio III	100.0%
Tax-Managed U.S. Marketwide Value Portfolio II	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The DFA International Value Series of The DFA Investment Trust Company	$1,083,113,537

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $832,815,320)	$1,083,113,537

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,083,113,537	—	—	$1,083,113,537

U.S. LARGE CAP VALUE PORTFOLIO III

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$1,773,213,913

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $1,302,081,833)	$1,773,213,913

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$1,773,213,913	—	—	$1,773,213,913

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO II

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Tax-Managed U.S. Marketwide Value Series of The DFA Investment Trust Company	$806,712,567

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $681,598,447)	$806,712,567

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Company	$806,712,567	—	—	$806,712,567

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III	Tax-Managed U.S. Marketwide Value Portfolio II
ASSETS:
Investments in Affiliated Investment Companies at Value	$1,083,113	$1,773,214	$806,713
Receivables:
Affiliated Investment Companies Sold	—	530	—
Fund Shares Sold	633	454	317
Prepaid Expenses and Other Assets	17	17	15

Total Assets	1,083,763	1,774,215	807,045

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	380	—	106
Fund Shares Redeemed	253	984	211
Due to Advisor	9	15	—
Accrued Expenses and Other Liabilities	100	121	45

Total Liabilities	742	1,120	362

NET ASSETS	$1,083,021	$1,773,095	$806,683

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	67,770,408	120,137,995	58,824,962

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.98	$14.76	$13.71

Investment in Affiliated Investment Companies at Cost	$832,815	$1,302,082	$681,599

NET ASSETS CONSIST OF:
Paid-In Capital	$894,340	$1,648,786	$748,231
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	7,220	3,352	1,220
Accumulated Net Realized Gain (Loss)	(68,832)	(350,175)	(67,882)
Net Unrealized Foreign Exchange Gain (Loss)	(5)	—	—
Net Unrealized Appreciation (Depreciation)	250,298	471,132	125,114

NET ASSETS	$1,083,021	$1,773,095	$806,683

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	700,000,000	500,000,000

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio III	U.S. Large Cap Value Portfolio III	Tax-Managed U.S. Marketwide Value Portfolio II
Investment Income
Dividends (Net of Foreign Taxes Withheld of $1,179, $0 and $0, respectively)	$11,935	$13,478	$5,370
Interest	3	4	1
Income from Securities Lending	513	482	236
Expenses Allocated from Affiliated Investment Companies	(1,201)	(946)	(799)

Total Investment Income	11,250	13,018	4,808

Expenses
Administrative Services Fees	53	81	—
Accounting & Transfer Agent Fees	14	18	11
Filing Fees	26	37	37
Shareholders’ Reports	39	40	17
Directors’/Trustees’ Fees & Expenses	6	9	4
Audit Fees	2	2	1
Legal Fees	14	20	8
Other	4	8	3

Total Expenses	158	215	81

Net Investment Income (Loss)	11,092	12,803	4,727

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	21,149	77,343	21,740
Foreign Currency Transactions	(257)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	13,376	243,867	129,128
Translation of Foreign Currency Denominated Amounts	(44)	—	—

Net Realized and Unrealized Gain (Loss)	34,224	321,210	150,868

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,316	$334,013	$155,595

Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio III		U.S. Large Cap Value Portfolio III		Tax-Managed U.S. Marketwide Value Portfolio II
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$11,092	$26,354	$12,803	$29,349	$4,727	$11,668
Net Realized Gain (Loss) on;
Investment Securities Sold	21,149	11,250	77,343	(396,703)	21,740	(54,176)
Futures	—	(135)	—	—	—	436
Foreign Currency Transactions	(257)	643	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign
Currency	13,376	236,922	243,867	523,538	129,128	124,690
Futures	—	—	—	—	—	(4)
Translation of Foreign Currency Denominated Amounts	(44)	39	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	45,316	275,073	334,013	156,184	155,595	82,614

Distributions From:
Net Investment Income	(7,217)	(25,965)	(13,154)	(31,595)	(5,117)	(13,703)
Net Short-Term Gains	—	—	—	(337)	—	—

Total Distributions	(7,217)	(25,965)	(13,154)	(31,932)	(5,117)	(13,703)

Capital Share Transactions (1):
Shares Issued	107,307	260,811	129,278	443,167	53,852	351,837
Shares Issued in Lieu of Cash Distributions	6,621	24,232	12,179	30,294	5,107	13,698
Shares Redeemed	(77,178)	(252,040)	(146,922)	(367,343)	(74,157)	(376,733)

Net Increase (Decrease) from Capital Share Transactions	36,750	33,003	(5,465)	106,118	(15,198)	(11,198)

Total Increase (Decrease) in Net Assets	74,849	282,111	315,394	230,370	135,280	57,713
Net Assets
Beginning of Period	1,008,172	726,061	1,457,701	1,227,331	671,403	613,690

End of Period	$1,083,021	$1,008,172	$1,773,095	$1,457,701	$806,683	$671,403

(1) Shares Issued and Redeemed:
Shares Issued	6,754	22,717	9,651	44,182	4,352	40,341
Shares Issued in Lieu of Cash Distributions	421	1,912	931	3,379	425	1,482
Shares Redeemed	(4,849)	(21,054)	(10,890)	(37,163)	(6,046)	(41,909)

Net Increase (Decrease) from Shares Issued and Redeemed	2,326	3,575	(308)	10,398	(1,269)	(86)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$7,220	$3,345	$3,352	$3,703	$1,220	$1,610

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio III
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$15.41		$11.74	$24.03		$21.46	$16.89	$15.03	$11.83

Income from Investment Operations
Net Investment Income (Loss)	0.17(A	)	0.40(A )	0.72(A	)	0.71(A )	0.64(A )	0.49	0.27
Net Gains (Losses) on Securities (Realized and Unrealized)	0.51		3.66	(11.64)		2.92	5.10	1.80	3.43

Total from Investment Operations	0.68		4.06	(10.92)		3.63	5.74	2.29	3.70

Less Distributions
Net Investment Income	(0.11)		(0.39)	(0.80)		(0.63)	(0.65)	(0.42)	(0.49)
Net Realized Gains	—		—	(0.57)		(0.43)	(0.52)	(0.01)	(0.01)

Total Distributions	(0.11)		(0.39)	(1.37)		(1.06)	(1.17)	(0.43)	(0.50)

Net Asset Value, End of Period	$15.98		$15.41	$11.74		$24.03	$21.46	$16.89	$15.03

Total Return	4.43	%(C)	35.37%	(47.87	)%(C)	17.32%	35.67%	15.59%	32.11%

Net Assets, End of Period (thousands)	$1,083,021		$1,008,172	$726,061		$1,190,286	$999,893	$696,954	$532,647
Ratio of Expenses to Average Net Assets (D)	0.26	%(B)	0.28%	0.26	%(B)	0.25%	0.26%	0.30%	0.33%
Ratio of Net Investment Income to Average
Net Assets	2.12	%(B)	3.19%	4.03	%(B)	3.02%	3.37%	3.08%	2.07%

	U.S. Large Cap Value Portfolio III
	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Net Asset Value, Beginning of Period	$12.10		$11.15	$18.75		$19.55	$16.89	$14.91	$12.50

Income from Investment Operations
Net Investment Income (Loss)	0.11(A	)	0.25(A )	0.29(A	)	0.28(A )	0.31(A )	0.25	0.14
Net Gains (Losses) on Securities (Realized and Unrealized)	2.66		0.97	(6.76)		(0.33)	2.69	1.91	2.54

Total from Investment Operations	2.77		1.22	(6.47)		(0.05)	3.00	2.16	2.68

Less Distributions
Net Investment Income	(0.11)		(0.27)	(0.29)		(0.27)	(0.29)	(0.18)	(0.27)
Net Realized Gains	—		—	(0.84)		(0.48)	(0.05)	—	—

Total Distributions	(0.11)		(0.27)	(1.13)		(0.75)	(0.34)	(0.18)	(0.27)

Net Asset Value, End of Period	$14.76		$12.10	$11.15		$18.75	$19.55	$16.89	$14.91

Total Return	23.00	%(C)	11.88%	(36.55	)%(C)	(0.35)%	18.10%	14.62%	21.72%

Net Assets, End of Period (thousands)	$1,773,095		$1,457,701	$1,227,331		$1,731,226	$1,548,504	$1,122,582	$821,194
Ratio of Expenses to Average Net Assets (D)	0.14	%(B)	0.16%	0.14	%(B)	0.14%	0.14%	0.17%	0.19%
Ratio of Net Investment Income to Average
Net Assets	1.59	%(B)	2.37%	1.98	%(B)	1.41%	1.75%	1.60%	1.02%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

10

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

Tax-Managed U.S. Marketwide Value Portfolio II

Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$11.17	$10.20	$17.41	$17.57	$15.17	$13.20	$11.08

Income from Investment Operations
Net Investment Income (Loss)	0.08	(A)	0.21	(A)	0.28	(A)	0.29	(A)	0.26	(A)	0.20	0.13
Net Gains (Losses) on Securities (Realized and Unrealized)	2.55	1.02	(6.42)	(0.16)	2.39	1.94	2.12

Total from Investment Operations	2.63	1.23	(6.14)	0.13	2.65	2.14	2.25

Less Distributions
Net Investment Income	(0.09)	(0.26)	(0.31)	(0.29)	(0.25)	(0.17)	(0.13)
Net Realized Gains	—	—	(0.76)	—	—	—	—

Total Distributions	(0.09)	(0.26)	(1.07)	(0.29)	(0.25)	(0.17)	(0.13)

Net Asset Value, End of Period	$13.71	$11.17	$10.20	$17.41	$17.57	$15.17	$13.20

Total Return	23.63	%(C)	12.64%	(37.46	)%(C)	0.67%	17.67%	16.36%	20.41%

Net Assets, End of Period (thousands)	$806,683	$671,403	$613,690	$1,110,266	$1,015,376	$721,743	$505,147
Ratio of Expenses to Average Net Assets (D)	0.24	%(B)	0.26%	0.23	%(B)	0.23%	0.24%	0.26%	0.28%
Ratio of Net Investment Income to Average Net Assets	1.30	%(B)	2.16%	2.07	%(B)	1.59%	1.61%	1.49%	1.11%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

11

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II (the “Portfolios”) are presented in this report.

DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II primarily invests their assets in The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series (the “Series”) respectively, a corresponding series of The DFA Investment Trust Company. At April 30, 2010, DFA International Value Portfolio III, U.S. Large Cap Value Portfolio III and Tax-Managed U.S. Marketwide Value Portfolio II owned 16%, 20% and 29% of the Series, respectively. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the fund is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.     Security Valuation:     The Portfolios’ investment reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

12

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.     Deferred Compensation Plan:     Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.     Other:     The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolios’ administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.01% of average daily net assets, except for the Tax-Managed U.S. Marketwide Value Portfolio II, which pays no fee.

13

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio III	$27
U.S. Large Cap Value Portfolio III	40
Tax-Managed U.S. Marketwide Value Portfolio II	18

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
DFA International Value Portfolio III	$639	$(639)
U.S. Large Cap Value Portfolio III	(143)	143

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio III
2007	$32,872	$17,585	$50,457
2008	45,275	24,825	70,100
2009	25,965	—	25,965
U.S. Large Cap Value Portfolio III
2007	26,436	38,031	64,467
2008	29,705	77,601	107,306
2009	31,932	—	31,932

14

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Tax-Managed U.S. Marketwide Value Portfolio II
2007	$18,012	$ 1,514	$19,526
2008	19,112	43,757	62,869
2009	13,703	—	13,703

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings Accumulated (Losses)
DFA International Value Portfolio III	$3,368	—	$(89,694)	$(86,326)
U.S. Large Cap Value Portfolio III	3,739	—	(427,518)	(423,779)
Tax-Managed U.S. Marketwide Value Portfolio II	1,584	—	(89,694)	(88,110)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, the following Portfolios had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates (amounts in thousands):

	Expires on October 31,
	2016	2017	Total
DFA International Value Portfolio III	$89,694	—	$89,694
U.S. Large Cap Value Portfolio III	—	$427,518	427,518
Tax-Managed U.S. Marketwide Value Portfolio II	35,999	53,695	89,694

During the year ended October 31, 2009, DFA International Value III Portfolio utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $11,149 (in thousands).

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio III	$ 832,845	$259,160	$ (8,892)	$250,268
U.S. Large Cap Value Portfolio III	1,302,082	477,377	(6,245)	471,132
Tax-Managed U.S. Marketwide Value Portfolio II	681,820	172,458	(47,565)	124,893

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios’ tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income

15

tax purposes pursuant to Treasury Regulation §301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-In Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

Each Portfolio impacted by the “Check the Box” election also has a permanent book/tax difference resulting from the transaction. Listed below is the permanent difference impacting each respective Portfolio. For financial statement purposes, this adjustment did not result in any changes to each respective fund’s net assets or net asset value per share.

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
U.S. Large Cap Value Portfolio	$(606,345)	$606,345
U.S. Large Cap Value Portfolio II	(10,872)	10,872
U.S. Large Cap Value Portfolio III	(139,353)	139,353
LWAS/DFA U.S. High Book To Market Portfolio	(7,793)	7,793

For financial reporting purposes, this transaction had no impact on the net assets of the respective funds.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

16

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolio under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio III	2	77%
U.S. Large Cap Value Portfolio III	1	69%
Tax-Managed U.S. Marketwide Value Portfolio II	2	93%

I. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

17

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$1,230.10	0.12%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.20	0.12%	$0.60

18

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*
The Tax-Managed U.S. Marketwide Value Series
Actual Fund Return	$1,000.00	$1,236.40	0.22%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.70	0.22%	$1.10

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

19

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series		The U.S. Large Cap Value Series		The Tax-Managed U.S. Marketwide Value
Consumer Discretionary	13.9%	Consumer Discretionary	18.2%	Series
Consumer Staples	5.9%	Consumer Staples	6.9%	Consumer Discretionary	19.6%
Energy	7.7%	Energy	14.4%	Consumer Staples	6.7%
Financials	36.6%	Financials	25.9%	Energy	14.4%
Health Care	0.9%	Health Care	6.1%	Financials	26.3%
Industrials	10.7%	Industrials	14.2%	Health Care	5.4%
Information Technology	3.6%	Information Technology	3.8%	Industrials	12.7%
Materials	12.4%	Materials	4.6%	Information Technology	5.3%
Other	—	Telecommunication Services	5.0%	Materials	3.8%
Telecommunication Services	6.6%	Utilities	0.9%	Other	—
Utilities	1.7%		100.0%	Telecommunication Services	4.6%

	100.0%			Utilities	1.2%
					100.0%

20

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

21

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount
	(000)	Value†
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

23

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

24

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
Carnival Corp.	2,788,461	$116,278,824	1.3%
#CBS Corp. Class B	3,870,469	62,740,302	0.7%
Comcast Corp. Class A	11,512,642	227,259,553	2.5%
#Comcast Corp. Special Class A	3,751,193	70,709,988	0.8%
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523	0.6%
News Corp. Class A	8,257,941	127,337,450	1.4%
#*Sears Holdings Corp.	595,638	72,042,416	0.8%
#Time Warner Cable, Inc.	1,980,956	111,428,775	1.2%
Time Warner, Inc.	6,225,984	205,955,551	2.3%
Walt Disney Co. (The)	4,577,802	168,646,226	1.8%
Other Securities		426,379,685	4.7%

Total Consumer Discretionary		1,643,884,293	18.1%

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970	0.8%
CVS Caremark Corp.	5,818,740	214,886,068	2.3%
#Kraft Foods, Inc.	3,952,916	117,006,314	1.3%
Other Securities		215,899,088	2.4%

Total Consumer Staples		621,535,440	6.8%

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907	1.9%
Chesapeake Energy Corp.	3,039,817	72,347,645	0.8%
Chevron Corp.	855,223	69,649,361	0.8%
ConocoPhillips	5,928,100	350,884,239	3.9%
Hess Corp.	1,215,222	77,227,358	0.8%
Marathon Oil Corp.	3,398,346	109,256,824	1.2%
National-Oilwell, Inc.	1,895,755	83,470,093	0.9%
Other Securities		366,713,878	4.0%

Total Energy		1,301,146,305	14.3%

Financials — (23.7%)
Allstate Corp. (The)	2,668,014	87,164,017	0.9%
Bank of America Corp.	18,616,251	331,927,755	3.6%
Capital One Financial Corp.	2,264,568	98,304,897	1.1%
Chubb Corp.	1,484,925	78,507,985	0.9%
*Citigroup, Inc.	28,943,302	126,482,230	1.4%
CME Group, Inc.	276,766	90,892,722	1.0%
JPMorgan Chase & Co.	2,944,498	125,376,725	1.4%
Loews Corp.	2,592,160	96,532,038	1.1%
MetLife, Inc.	4,631,345	211,096,705	2.3%
Prudential Financial, Inc.	1,954,433	124,223,761	1.4%
#SunTrust Banks, Inc.	2,063,720	61,086,112	0.7%
Travelers Cos., Inc. (The)	3,328,076	168,866,576	1.9%
Other Securities		738,329,036	8.1%

Total Financials		2,338,790,559	25.8%

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079	0.6%
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915	1.0%
*UnitedHealth Group, Inc.	2,645,609	80,188,409	0.9%
*WellPoint, Inc.	2,580,122	138,810,564	1.5%
Other Securities		185,424,978	2.1%

Total Health Care		550,452,945	6.1%

25

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (13.0%)
CSX Corp.	2,287,204	$128,197,784	1.4%
FedEx Corp.	563,693	50,738,007	0.6%
General Electric Co.	18,948,832	357,374,971	4.0%
Norfolk Southern Corp.	2,186,220	129,708,433	1.4%
#Northrop Grumman Corp.	1,926,678	130,686,569	1.4%
Southwest Airlines Co.	4,297,932	56,646,744	0.6%
Union Pacific Corp.	2,835,808	214,557,233	2.4%
Other Securities		217,358,516	2.4%

Total Industrials		1,285,268,257	14.2%

Information Technology — (3.5%)
Other Securities		343,055,631	3.8%

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988	0.7%
Dow Chemical Co. (The)	3,982,926	122,793,609	1.4%
International Paper Co.	2,281,591	61,009,743	0.7%
#Weyerhaeuser Co.	1,105,551	54,746,886	0.6%
Other Securities		112,004,968	1.2%

Total Materials		418,864,194	4.6%

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433	3.2%
#*Sprint Nextel Corp.	11,713,380	49,781,865	0.6%
Verizon Communications, Inc.	1,782,841	51,506,276	0.6%
Other Securities		56,619,005	0.6%

Total Telecommunication Services		450,646,579	5.0%

Utilities — (0.9%)
Other Securities		87,113,402	1.0%

TOTAL COMMON STOCKS		9,040,757,605	99.7%

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029	8.4%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628	0.3%

26

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†	Percentage of Net Assets**
	(000)
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	$16,638	$16,637,832	0.2%

TOTAL SECURITIES LENDING COLLATERAL		810,261,489	8.9%

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$1,643,884,293	—	—	$1,643,884,293
Consumer Staples	621,535,440	—	—	621,535,440
Energy	1,301,146,305	—	—	1,301,146,305
Financials	2,338,790,559	—	—	2,338,790,559
Health Care	550,452,945	—	—	550,452,945
Industrials	1,285,268,257	—	—	1,285,268,257
Information Technology	343,055,631	—	—	343,055,631
Materials	418,864,194	—	—	418,864,194
Telecommunication Services	450,646,579	—	—	450,646,579
Utilities	87,113,402	—	—	87,113,402
Temporary Cash Investments	—	$13,526,000	—	13,526,000
Securities Lending Collateral	—	810,261,489	—	810,261,489

TOTAL	$9,040,757,605	$823,787,489	—	$9,864,545,094

See accompanying Notes to Financial Statements.

27

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value†	Percentage of Net Assets**
COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
Carnival Corp.	688,708	$28,719,124	1.0%
Comcast Corp. Class A	3,570,978	70,491,106	2.6%
Comcast Corp. Special Class A	1,432,185	26,996,687	1.0%
*Liberty Media Corp. Interactive Class A	882,463	13,563,456	0.5%
News Corp. Class A	1,791,585	27,626,241	1.0%
#News Corp. Class B	865,172	15,391,410	0.6%
#*Sears Holdings Corp.	137,850	16,672,958	0.6%
Time Warner Cable, Inc.	693,942	39,034,238	1.4%
Time Warner, Inc.	1,534,860	50,773,169	1.8%
Walt Disney Co. (The)	1,135,556	41,833,883	1.5%
Other Securities		207,614,229	7.6%
Total Consumer Discretionary		538,716,501	19.6%

Consumer Staples — (6.1%)
Archer-Daniels-Midland Co.	696,262	19,453,560	0.7%
CVS Caremark Corp.	1,366,254	50,455,760	1.8%
Kraft Foods, Inc.	1,355,054	40,109,598	1.5%
Other Securities		72,912,107	2.7%
Total Consumer Staples		182,931,025	6.7%

Energy — (13.2%)
Anadarko Petroleum Corp.	845,068	52,529,427	1.9%
Chesapeake Energy Corp.	701,800	16,702,840	0.6%
ConocoPhillips	1,646,053	97,429,877	3.5%
Hess Corp.	369,557	23,485,347	0.9%
Marathon Oil Corp.	856,737	27,544,095	1.0%
National-Oilwell, Inc.	453,212	19,954,924	0.7%
XTO Energy, Inc.	397,536	18,890,911	0.7%
Other Securities		137,909,986	5.0%
Total Energy		394,447,407	14.3%

Financials — (24.1%)
Allstate Corp. (The)	480,637	15,702,411	0.6%
Bank of America Corp.	6,325,765	112,788,390	4.1%
Capital One Financial Corp.	501,240	21,758,828	0.8%
*Citigroup, Inc.	5,515,388	24,102,246	0.9%
CME Group, Inc.	76,377	25,082,971	0.9%
JPMorgan Chase & Co.	1,125,368	47,918,169	1.7%
Lincoln National Corp.	460,953	14,100,552	0.5%
Loews Corp.	747,772	27,847,029	1.0%
MetLife, Inc.	805,008	36,692,265	1.3%
PNC Financial Services Group, Inc.	222,505	14,954,561	0.6%
Prudential Financial, Inc.	335,685	21,336,139	0.8%
SunTrust Banks, Inc.	561,161	16,610,366	0.6%
Travelers Cos., Inc. (The)	721,677	36,617,891	1.3%
Other Securities		305,939,115	11.1%
Total Financials		721,450,933	26.2%

Health Care — (5.0%)
Aetna, Inc.	486,790	14,384,644	0.5%
*Thermo Fisher Scientific, Inc.	456,141	25,215,474	0.9%
*WellPoint, Inc.	501,340	26,972,092	1.0%
Other Securities		82,505,803	3.0%
Total Health Care		149,078,013	5.4%

28

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets**
Industrials — (11.6%)
CSX Corp.	562,627	$31,535,243	1.1%
FedEx Corp.	184,382	16,596,224	0.6%
General Electric Co.	3,487,657	65,777,211	2.4%
Norfolk Southern Corp.	399,637	23,710,463	0.9%
Northrop Grumman Corp.	289,993	19,670,225	0.7%
Southwest Airlines Co.	1,077,730	14,204,481	0.5%
Union Pacific Corp.	569,682	43,102,140	1.6%
Other Securities		133,473,134	4.9%

Total Industrials		348,069,121	12.7%

Information Technology — (4.9%)
*Motorola, Inc.	1,973,711	13,954,137	0.5%
Other Securities		131,389,728	4.8%

Total Information Technology		145,343,865	5.3%

Materials — (3.5%)
Alcoa, Inc.	1,145,369	15,393,759	0.6%
Dow Chemical Co. (The)	915,598	28,227,886	1.0%
International Paper Co.	492,615	13,172,525	0.5%
Other Securities		47,673,502	1.7%

Total Materials		104,467,672	3.8%

Other — (0.0%)
Other Securities		54	0.0%

Telecommunication Services — (4.2%)
AT&T, Inc.	4,065,906	105,957,510	3.9%
#*Sprint Nextel Corp.	3,223,177	13,698,502	0.5%
Other Securities		6,697,552	0.2%

Total Telecommunication Services		126,353,564	4.6%

Utilities — (1.1%)
Public Service Enterprise Group, Inc.	488,622	15,699,425	0.6%
Other Securities		17,590,789	0.6%

Total Utilities		33,290,214	1.2%

TOTAL COMMON STOCKS		2,744,148,369	99.8%

RIGHTS/WARRANTS — (0.0%)
Other Securities		1,701	0.0%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040	8.5%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862	0.3%
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919	0.2%

TOTAL SECURITIES LENDING COLLATERAL		247,170,821	9.0%

29

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)	$2,991,320,891	108.8%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$538,684,551	$31,950	—	$538,716,501
Consumer Staples	182,931,025	—	—	182,931,025
Energy	394,447,407	—	—	394,447,407
Financials	721,450,933	—	—	721,450,933
Health Care	149,078,013	—	—	149,078,013
Industrials	348,069,121	—	—	348,069,121
Information Technology	145,337,345	6,520	—	145,343,865
Materials	104,467,672	—	—	104,467,672
Other	—	54	—	54
Telecommunication Services	126,353,564	—	—	126,353,564
Utilities	33,290,214	—	—	33,290,214
Rights/Warrants	—	1,701	—	1,701
Securities Lending Collateral	—	247,170,821	—	247,170,821

TOTAL	$2,744,109,845	$247,211,046	—	$2,991,320,891

See accompanying Notes to Financial Statements.

30

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series	The U.S. Large Cap Value Series	The Tax-Managed U.S. Marketwide Value Series
ASSETS:
Investments at Value (including $1,122,925, $764,728 and $231,296 of securities on loan, respectively)	$6,579,404	$9,040,758	$2,744,150
Temporary Cash Investments at Value & Cost	14,719	13,526	—
Collateral Received from Securities on Loan at Value & Cost	1,227,844	810,261	247,171
Foreign Currencies at Value	13,795	—	—
Cash	16	1,528	—
Receivables:
Investment Securities Sold	24,493	29,264	14,516
Dividends, Interest and Tax Reclaims	29,850	6,408	2,053
Securities Lending Income	1,294	124	67
Fund Shares Sold	8,650	466	106
Unrealized Gain on Foreign Currency Contracts	2	—	—
Prepaid Expenses and Other Assets	17	18	5

Total Assets	7,900,084	9,902,353	3,008,068

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,227,844	810,261	247,171
Investment Securities Purchased	37,337	24,241	8,150
Fund Shares Redeemed	2,343	546	466
Due to Advisor	1,141	760	462
Loan Payable	—	—	2,534
Accrued Expenses and Other Liabilities	327	430	131

Total Liabilities	1,268,992	836,238	258,914

NET ASSETS	$6,631,092	$9,066,115	$2,749,154

Investments at Cost	$5,098,072	$6,625,645	$2,336,071

Foreign Currencies at Cost	$13,784	$—	$—

See accompanying Notes to Financial Statements.

31

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series	The U.S. Large Cap Value Series	The Tax-Managed U.S. Marketwide Value Series
Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,240, $0 and $0, respectively)	$73,366	$69,221	$18,543
Interest	20	23	4
Income from Securities Lending	3,155	2,477	816

Total Investment Income	76,541	71,721	19,363

Expenses
Investment Advisory Services Fees	6,492	4,170	2,534
Accounting & Transfer Agent Fees	327	413	132
Custodian Fees	373	37	21
Shareholders’ Reports	24	31	7
Directors’/Trustees’ Fees & Expenses	37	47	14
Professional Fees	86	113	33
Other	51	44	18

Total Expenses	7,390	4,855	2,759

Net Investment Income (Loss)	69,151	66,866	16,604

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	124,884	396,358	56,201
Foreign Currency Transactions	(1,586)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,507	1,253,743	465,081
Translation of Foreign Currency Denominated Amounts	(272)	—	—

Net Realized and Unrealized Gain (Loss)	208,533	1,650,101	521,282

Net Increase (Decrease) in Net Assets Resulting from Operations	$277,684	$1,716,967	$537,886

See accompanying Notes to Financial Statements.

32

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The U.S. Large Cap Value Series		The Tax-Managed U.S. Marketwide Value Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,151	$161,170	$66,866	$155,080	$16,604	$43,009
Net Realized Gain (Loss) on:
Investment Securities Sold	124,884	63,984	396,358	(122,113)	56,201	(224,739)
Futures	—	(1,125)	—	7,204	—	2,063
Foreign Currency Transactions	(1,586)	3,828	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,507	1,395,836	1,253,743	1,161,370	465,081	417,983
Futures	—	—	—	(29)	—	(16)
Translation of Foreign Currency
Denominated Amounts	(272)	240	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	277,684	1,623,933	1,716,967	1,201,512	537,886	238,300

Transactions in Interest:
Contributions	351,725	449,410	200,582	734,173	50,745	347,943
Withdrawals	(190,281)	(581,716)	(359,834)	(1,166,648)	(129,404)	(487,040)

Net Increase (Decrease) from Transactions in Interest	161,444	(132,306)	(159,252)	(432,475)	(78,659)	(139,097)

Total Increase (Decrease) in Net Assets	439,128	1,491,627	1,557,715	769,037	459,227	99,203
Net Assets
Beginning of Period	6,191,964	4,700,337	7,508,400	6,739,363	2,289,927	2,190,724

End of Period	$6,631,092	$6,191,964	$9,066,115	$7,508,400	$2,749,154	$2,289,927

See accompanying Notes to Financial Statements.

33

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

	The U.S. Large Cap Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.01	%(C)	11.90%	(36.53	)%(C)	(0.32)%	18.16%	14.66%	21.68%

Net Assets, End of Period (thousands)	$9,066,115		$7,508,400	$6,739,363		$10,159,322	$8,866,306	$5,831,587	$3,919,913
Ratio of Expenses to Average Net Assets	0.12	%(B)	0.13%	0.11	%(B)	0.11%	0.12%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.62	%(B)	2.42%	1.97	%(B)	1.44%	1.68%	1.56%	1.41%
Portfolio Turnover Rate	15	%(C)	29%	19	%(C)	9%	13%	9%	7%

	The Tax-Managed U.S. Marketwide Value Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	23.64	%(C)	12.76%	(37.44	)%(C)	0.67%	17.70%	16.44%	20.49%

Net Assets, End of Period (thousands)	$2,749,154		$2,289,927	$2,190,724		$3,858,580	$3,521,559	$2,476,387	$1,702,613
Ratio of Expenses to Average Net Assets	0.22	%(B)	0.23%	0.22	%(B)	0.22%	0.22%	0.24%	0.25%
Ratio of Net Investment Income to Average Net Assets	1.32	%(B)	2.23%	2.09	%(B)	1.61%	1.63%	1.52%	1.14%
Portfolio Turnover Rate	15	%(C)	28%	40	%(C)	21%	21%	12%	5%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

34

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which three (the “Series”) are presented in this report.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

Effective December 31, 2008, The U.S. Large Cap Value Series and on November 1, 2008, The DFA International Value Series, each a master fund in a RIC/RIC master-feeder structure, elected with the consent of their respective Holder(s) to change their U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701 -3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. Each Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.     Security Valuation:     Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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The DFA International Value Series (the “International Series”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.     Foreign Currency Translation:     Securities and other assets and liabilities of The DFA International Value Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The DFA International Value Series does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on The DFA International Value Series books and the U.S. dollar equivalent amounts actually received or paid.

3.     Deferred Compensation Plan:     Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of

36

all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

4.     Other:     Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The DFA International Value Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The DFA International Value Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20%, 0.10% and 20% of average daily net assets for The DFA International Value Series, The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

37

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$165
The U.S. Large Cap Value Series	207
The Tax-Managed U.S. Marketwide Value Series	63

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales
The DFA International Value Series	$671,110	$459,246
The U.S. Large Cap Value Series	1,202,203	1,311,220
The Tax-Managed U.S. Marketwide Value Series	373,995	433,142

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$6,340,818	$1,567,466	$(86,317)	$1,481,149
The U.S. Large Cap Value Series	7,449,432	2,458,439	(43,326)	2,415,113
The Tax-Managed U.S. Marketwide Value Series	2,583,995	614,715	(207,389)	407,326

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The

38

DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

Effective December 31, 2008, The U.S. Large Cap Value Series, a master fund in a RIC/RIC master-feeder structure with four RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701 -3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The U.S. Large Cap Value Series was December 30, 2008. For Federal income tax purposes, pursuant to IRC Code §336(a), the master fund recognized a loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognized a gain as if it liquidated its investment in the master. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios took a fair market value basis in the securities deemed received by them and a new holding period for those securities commenced on the deemed liquidation date.

The master fund had book/tax differences upon its deemed liquidation. The following summary of permanent differences occurred as of the respective effective “Check the Box” election date.

Increase (Decrease) Paid-in Capital	Unrealized Appreciation (Depreciation) Investment Securities	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)
$(3,038,312,278)	$2,303,664,484	$(698,899)	$735,346,693

As a result of the transaction, The U.S. Large Cap Value Series recognized a ($2,303,664,484) capital loss for tax year ended December 30, 2008. Additionally, the fund has written off $3,039,011,176 of expired capital loss carryover as a permanent book/tax reporting difference decreasing paid in capital.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.     Repurchase Agreements:     The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.     Foreign Market Risks:     Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

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Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.     Futures Contracts:     The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series had no outstanding futures contracts.

H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The U.S. Large Cap Value Series	2.00%	$7,639	$ 4	$2	$17,897
The Tax-Managed U.S. Marketwide Value Series	1.98%	9,127	10	5	23,352

At April 30, 2010, The Tax-Managed U.S. Marketwide Value Series had a loan outstanding in the amount of $2,534 (in thousands).

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for

40

its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period
The DFA International Value Series	0.92%	$1,537	1	—	$1,537

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to each Series’ investment policy, the cash collateral received by the Series from securities on loan is invested in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies or shares of the DFA Short Term Investment Fund. Agencies include both agency debentures and agency mortgage backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

41

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

42

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreements for each series (collectively, the “Funds”) and the sub-advisory agreements for The DFA International Value Series. For the DFA International Value Series, Dimensional Fund Advisors Ltd. and DFAAustralia Limited each serve as a sub-advisor. (The investment management agreements and the sub-advisory agreements are referred to as the “AdvisoryAgreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis

43

and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

44

DFA043010-008S

DIMENSIONAL INVESTMENT GROUP INC.

DFA International Value Portfolio IV

Emerging Markets Portfolio II

Semi-Annual Report

Six Months Ended April 30, 2010

(Unaudited)

Dimensional Fund Advisors

6300 Bee Cave Road, Building One

Austin, TX 78746

June 2010

Dear Fellow Shareholder,

Stock prices around the world have continued to regain much of the losses they suffered in recent years. The size and speed of this rebound has been significant. This experience has reinforced our belief in the value of a long-term, disciplined approach to investing. The gains have varied quite a bit across regions and across asset classes, reflecting one of the benefits of diversification.

We take our responsibility as the steward of your investments in Dimensional’s funds very seriously, and we are grateful for the continued trust you place in us. We hope to continue serving your needs for many years to come.

Sincerely,

David G. Booth
Chairman and Chief Executive Officer

[THIS PAGE INTENTIONALLY LEFT BLANK]

SEMI-ANNUAL REPORT

(Unaudited)

This report is submitted for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

i

[THIS PAGE INTENTIONALLY LEFT BLANK]

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedule of Portfolio Holdings

Investment Abbreviations

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
P.L.C.	Public Limited Company

Investment Footnotes

†	See Note B to Financial Statements.
††	Securities have generally been fair valued. See Note B to Financial Statements.
**

Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from Securities on Loan.
(v)	The variable rate shown is effective as of April 30, 2010.
§	Affiliated Fund.

Financial Highlights

(A)	Computed using average shares outstanding.
(B)	Annualized
(C)	Non-Annualized
(D)	Represents the combined ratios for the respective portfolio and its respective pro-rata share of its Master Fund Series.

All Statements and Schedules

—	Amounts designated as — are either zero or rounded to zero.
RIC	Registered Investment Company
SEC	Securities and Exchange Commission

1

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended April 30, 2010

EXPENSE TABLES

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

DFA International Value Portfolio IV

Actual Fund Return	$1,000.00	$1,045.10	0.28%	$1.42
Hypothetical 5% Annual Return	$1,000.00	$1,023.41	0.28%	$1.40

2

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

Emerging Markets Portfolio II
Actual Fund Return	$1,000.00	$1,145.00	0.37%	$1.97

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period. The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the indirect payment of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

3

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

The categories of industry classification for the Affiliated Investment Company are represented in the Disclosure of Portfolio Holdings, which are included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Master Funds’ holdings which reflect the investments by category.

Affiliated Investment Companies
DFA International Value Portfolio IV	100.0%
Emerging Markets Portfolio II	100.0%

4

DIMENSIONAL INVESTMENT GROUP INC.

SCHEDULES OF INVESTMENTS

April 30, 2010

(Unaudited)

DFA INTERNATIONAL VALUE PORTFOLIO IV

Value†
AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The DFA International Value Series of The DFA Investment Trust Company	$358,319,844

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $269,329,511)	$358,319,844

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Affiliated Investment Company	$358,319,844	—	—	$358,319,844

EMERGING MARKETS PORTFOLIO II

Value†

AFFILIATED INVESTMENT COMPANY — (100.0%)

Investment in The Emerging Markets Series of The DFA Investment Trust Company	$154,439,270

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY (Cost $66,976,703)	$154,439,270

Summary of inputs used to value the Portfolio’s investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total

Affiliated Investment Company	$154,439,270	—	—	$154,439,270

See accompanying Notes to Financial Statements.

5

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands, except share and per share amounts)

	DFA International Value Portfolio IV	Emerging Markets Portfolio II
ASSETS:
Investment in Affiliated Investment Companies at Value	$358,320	$154,439
Receivables:
Fund Shares Sold	359	160
Prepaid Expenses and Other Assets	3	1

Total Assets	358,682	154,600

LIABILITIES:
Payables:
Affiliated Investment Companies Purchased	359	160
Due to Advisor	7	20
Accrued Expenses and Other Liabilities	26	14

Total Liabilities	392	194

NET ASSETS	$358,290	$154,406

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	26,944,565	6,211,297

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$13.30	$24.86

Investment in Affiliated Investment Companies at Cost	$269,330	$66,976

NET ASSETS CONSIST OF:
Paid-In Capital	$355,959	$141,464
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	2,758	952
Accumulated Net Realized Gain (Loss)	(89,415)	(75,436)
Deferred Thailand Capital Gains Tax	—	(39)
Net Unrealized Foreign Exchange Gain (Loss)	(2)	2
Net Unrealized Appreciation (Depreciation)	88,990	87,463

NET ASSETS	$358,290	$154,406

(1) NUMBER OF SHARES AUTHORIZED	300,000,000	300,000,000

See accompanying Notes to Financial Statements.

6

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	DFA International Value Portfolio IV	Emerging Markets Portfolio II
Investment Income
Dividends (Net of Foreign Taxes Withheld of $394 and $136, respectively)	$4,004	$1,315
Interest	1	—
Income from Securities Lending	172	61
Expenses Allocated from Affiliated Investment Companies	(405)	(129)

Total Investment Income	3,772	1,247

Expenses
Administrative Services Fees	40	112
Accounting & Transfer Agent Fees	9	7
Filing Fees	15	14
Shareholders’ Reports	9	8
Directors’/Trustees’ Fees & Expenses	2	1
Audit Fees	1	1
Legal Fees	5	2
Other	2	1

Total Expenses	83	146

Net Investment Income (Loss)	3,689	1,101

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	7,549	8,478
Foreign Currency Transactions	(85)	28
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,333	10,428
Translation of Foreign Currency Denominated Amounts	(16)	(2)
Change in Deferred Thailand Capital Gains Tax	—	(34)

Net Realized and Unrealized Gain (Loss)	11,781	18,898

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,470	$19,999

    Investment Income and Realized and Unrealized Gain (Loss) were allocated from each Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

7

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio IV		Emerging Markets Portfolio II

	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$3,689	$9,935	$1,101	$2,951
Net Realized Gain (Loss) on:
Investment Securities Sold	7,549	3,826	8,478	3,063
Futures	—	(102)	—	(198)
Foreign Currency Transactions	(85)	233	28	5
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	4,333	84,657	10,428	49,707
Futures	—	—	—	(2)
Translation of Foreign Currency Denominated Amounts	(16)	14	(2)	14
Change in Deferred Thailand Capital Gains Tax	—	—	(34)	(102)

Net Increase (Decrease) in Net Assets Resulting from Operations	15,470	98,563	19,999	55,438

Distributions From:
Net Investment Income	(9,866)	(21,099)	(2,834)	(5,915)

Total Distributions	(9,866)	(21,099)	(2,834)	(5,915)

Capital Share Transactions (1):
Shares Issued	26,836	45,547	12,878	30,454
Shares Issued in Lieu of Cash Distributions	9,866	21,099	2,834	5,915
Shares Redeemed	(33,058)	(98,890)	(20,677)	(56,278)

Net Increase (Decrease) from Capital Share Transactions	3,644	(32,244)	(4,965)	(19,909)

Total Increase (Decrease) in Net Assets	9,248	45,220	12,200	29,614
Net Assets
Beginning of Period	349,042	303,822	142,206	112,592

End of Period	$358,290	$349,042	$154,406	$142,206

(1) Shares Issued and Redeemed:
Shares Issued	2,013	5,144	532	2,003
Shares Issued in Lieu of Cash Distributions	755	2,259	121	430
Shares Redeemed	(2,480)	(9,799)	(868)	(3,396)

Net Increase (Decrease) from Shares Issued and Redeemed	288	(2,396)	(215)	(963)

Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)	$2,758	$8,935	$952	$2,685

See accompanying Notes to Financial Statements.

8

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

DFA International Value Portfolio IV
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$13.09	$10.46	$21.23	$18.85	$14.63	$12.94	$10.19

Income from Investment Operations
Net Investment Income (Loss)	0.14	(A)	0.34	(A)	0.62	(A)	0.63	(A)	0.57	(A)	0.40	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	0.44	3.05	(10.29)	2.53	4.41	1.58	2.95

Total from Investment Operations	0.58	3.39	(9.67)	3.16	4.98	1.98	3.15

Less Distributions
Net Investment Income	(0.37)	(0.76)	(0.64)	(0.48)	(0.36)	(0.27)	(0.22)
Net Realized Gains	—	—	(0.46)	(0.30)	(0.40)	(0.02)	(0.18)

Total Distributions	(0.37)	(0.76)	(1.10)	(0.78)	(0.76)	(0.29)	(0.40)

Net Asset Value, End of Period	$13.30	$13.09	$10.46	$21.23	$18.85	$14.63	$12.94

Total Return	4.51	%(C)	35.27%	(47.88	)%(C)	17.32%	35.65%	15.58%	31.99%

Net Assets, End of Period (thousands)	$358,290	$349,042	$303,822	$729,621	$565,255	$304,601	$203,569
Ratio of Expenses to Average Net Assets (D)	0.28	%(B)	0.30%	0.26	%(B)	0.25%	0.27%	0.32%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.28	%(B)	0.30%	0.26	%(B)	0.25%	0.27%	0.32%	0.37%
Ratio of Net Investment Income to Average Net Assets	2.09	%(B)	3.28%	3.93	%(B)	3.07%	3.42%	3.03%	2.00%

Emerging Markets Portfolio II
Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008	Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

(Unaudited)
Net Asset Value, Beginning of Period	$22.13	$15.24	$30.01	$21.50	$16.79	$13.03	$9.78

Income from Investment Operations
Net Investment Income (Loss)	0.18	(A)	0.41	(A)	0.68	(A)	0.53	(A)	0.45	(A)	0.53	(A)	0.24
Net Gains (Losses) on Securities (Realized and Unrealized)	3.00	7.29	(14.92)	8.42	4.74	3.47	3.18

Total from Investment Operations	3.18	7.70	(14.24)	8.95	5.19	4.00	3.42

Less Distributions
Net Investment Income	(0.45)	(0.81)	(0.31)	(0.44)	(0.48)	(0.24)	(0.17)
Net Realized Gains	—	—	(0.22)	—	—	—	—

Total Distributions	(0.45)	(0.81)	(0.53)	(0.44)	(0.48)	(0.24)	(0.17)

Net Asset Value, End of Period	$24.86	$22.13	$15.24	$30.01	$21.50	$16.79	$13.03

Total Return	14.50	%(C)	53.72%	(48.27	)%(C)	42.40%	31.67%	31.22%	35.39%

Net Assets, End of Period (thousands)	$154,406	$142,206	$112,592	$310,627	$62,633	$33,940	$22,778
Ratio of Expenses to Average Net Assets (D)	0.37	%(B)	0.39%	0.35	%(B)	0.39%	0.35%	0.41%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Assumption of Expenses and/or Recovery of Previously Waived Fees) (D)	0.37	%(B)	0.39%	0.35	%(B)	0.43%	0.74%	0.81%	0.93%
Ratio of Net Investment Income to Average Net Assets	1.48	%(B)	2.42%	2.82	%(B)	2.13%	2.38%	3.60%	2.43%

See page 1 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

9

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fifteen portfolios, of which DFA International Value Portfolio IV and Emerging Markets Portfolio II (the “Portfolios”) are presented in this report.

DFA International Value Portfolio IV and Emerging Markets Portfolio II primarily invest their assets in The DFA International Value Series and The Emerging Markets Series (the “Series”), a corresponding series of The DFA Investment Trust Company. At April 30, 2010, DFA International Value Portfolio IV owned 5% and Emerging Markets Portfolio II owned 7% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolios.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Portfolios from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:   The Portfolios’ investments reflects its proportionate interest in the net assets of the Series.

The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•    Level 1 – quoted prices in active markets for identical securities

•    Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•    Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Portfolios’ investments is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

2.    Deferred Compensation Plan:    Each eligible Director of the Fund may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Director shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board of the Fund (unless the Director files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Directors have requested or received a distribution of proceeds of a deferred fee account.

3.    Other:    The Portfolios recognize their pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series’, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to the Portfolios are directly charged. Common expenses of the Fund are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides administrative services to the Portfolios, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors/Trustees, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended April 30, 2010, the Portfolios’ administrative services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of the first $40 million of average daily net assets and no fees on assets exceeding $40 million for DFA International Value Portfolio IV and based on an effective annual rate of 0.15% of average daily net assets for Emerging Markets Portfolio II.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Fund; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the six months ended April 30, 2010, the total related amounts paid by the Fund to the CCO were $13 (in thousands). The total related amounts paid by the Portfolios are included in Other Expenses on the Statement of Operations.

11

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

DFA International Value Portfolio IV	$9
Emerging Markets Portfolio II	4

E. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2009 were classified to the following accounts. The reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

	Increase (Decrease) Undistributed Net Investment Income	Increase (Decrease) Accumulated Net Realized Gains (Losses)

DFA International Value Portfolio IV	$232	$(232)
Emerging Markets Portfolio II	4	(4)

The tax character of dividends and distributions declared and paid during the year ended November 30, 2007, the period December 1, 2007 to October 31, 2008 and the year ended October 31, 2009 were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio IV
2007	$15,672	$ 7,928	$23,600
2008	23,113	14,605	37,718
2009	21,099	—	21,099
Emerging Markets Portfolio II
2007	1,289	—	1,289
2008	3,162	2,274	5,436
2009	5,915	—	5,915

At October 31, 2009, the components of distributable earnings/(accumulated losses) were as follows (amounts in thousands):

12

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforward	Total Net Distributable Earnings/ (Accumulated Losses)

DFA International Value Portfolio IV	$8,944	—	$(96,869)	$(87,925)
Emerging Markets Portfolio II	2,688	—	(83,995)	(81,307)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2009, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios had capital loss carryforwards of $96,869 and $83,995 (in thousands), respectively, available to offset future realized capital gains through October 31, 2016. During the year ended October 31, 2009, DFA International Value Portfolio IV and Emerging Markets Portfolio II Portfolios utilized capital loss carryforwards to offset realized capital gains for federal income tax purposes in the amount of $3,736 and $2,927 (in thousands), respectively.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

DFA International Value Portfolio IV	$269,340	$94,055	$(5,075)	$88,980
Emerging Markets Portfolio II	67,010	87,429	—	87,429

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be in a tax return. Management has analyzed the Portfolios’ tax position and has concluded that no provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

F. Line of Credit:

The Fund, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line

13

of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011. There were no borrowings by the Portfolios under this line of credit during the six months ended April 30, 2010.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of the duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Other:

At April 30, 2010, the following number of shareholders held the following approximate percentages of outstanding shares of the Portfolios.

	Number of Shareholders	Approximate Percentage of Outstanding Shares

DFA International Value Portfolio IV	1	100%
Emerging Markets Portfolio II	2	100%

I. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

14

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

	Six Months Ended April 30, 2010

EXPENSE TABLES
	Beginning Account Value 11/01/09	Ending Account Value 04/30/10	Annualized Expense Ratio*	Expenses Paid During Period*

The DFA International Value Series
Actual Fund Return	$1,000.00	$1,044.70	0.23%	$1.17
Hypothetical 5% Annual Return	$1,000.00	$1,023.65	0.23%	$1.15

The Emerging Markets Series
Actual Fund Return	$1,000.00	$1,146.10	0.17%	$0.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.17%	$0.85

*

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (181), then divided by the number of days in the year (365) to reflect the six-month period.

15

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all Funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on March 31, 2010. It is available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The amendments also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

The fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

The SEC requires that all Funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Consumer Discretionary	13.9%
Consumer Staples	5.9%
Energy	7.7%
Financials	36.6%
Health Care	0.9%
Industrials	10.7%
Information Technology	3.6%
Materials	12.4%
Other	—
Telecommunication Services	6.6%
Utilities	1.7%

100.0%

The Emerging Market Series
Consumer Discretionary	6.0%
Consumer Staples	8.6%
Energy	14.6%
Financials	20.2%
Health Care	2.1%
Industrials	6.0%
Information Technology	15.0%
Materials	14.1%
Other	—
Telecommunication Services	9.9%
Utilities	3.5%

100.0%

16

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Australia & New Zealand Banking Group, Ltd.	3,176,183	$70,350,159	1.1%
National Australia Bank, Ltd.	2,342,165	59,839,711	0.9%
Wesfarmers, Ltd.	2,331,991	62,514,415	0.9%
Other Securities		213,248,699	3.2%

TOTAL AUSTRALIA		405,952,984	6.1%

AUSTRIA — (0.5%)
Other Securities		36,264,871	0.5%

BELGIUM — (0.6%)
Other Securities		46,552,727	0.7%

CANADA — (8.9%)
#Bank of Montreal	680,265	42,250,363	0.6%
#EnCana Corp.	1,307,643	43,253,401	0.6%
#Manulife Financial Corp.	2,074,478	37,413,307	0.6%
#Sun Life Financial, Inc.	1,262,400	37,121,370	0.6%
Suncor Energy, Inc.	1,057,029	36,160,423	0.5%
*Teck Resources, Ltd. Class B	1,418,230	55,735,127	0.8%
#Thomson Reuters Corp.	1,832,184	66,014,899	1.0%
#Toronto Dominion Bank	944,998	70,237,595	1.1%
TransCanada Corp.	1,065,371	37,588,991	0.6%
Other Securities		271,691,752	4.1%

TOTAL CANADA		697,467,228	10.5%

DENMARK — (1.2%)
Other Securities		94,897,499	1.4%

FINLAND — (0.8%)
Other Securities		59,187,255	0.9%

FRANCE — (7.0%)
#AXA SA	2,818,397	56,008,406	0.8%
BNP Paribas SA	913,891	62,771,738	1.0%
#Compagnie de Saint-Gobain SA	846,142	41,770,221	0.6%
Societe Generale Paris SA	996,332	53,203,436	0.8%
#Vivendi SA	2,686,677	70,478,172	1.1%
Other Securities		260,156,374	3.9%

TOTAL FRANCE		544,388,347	8.2%

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795	0.8%
Bayerische Motoren Werke AG	915,762	45,290,896	0.7%
Daimler AG	1,684,003	86,179,238	1.3%
Deutsche Bank AG	774,190	54,036,753	0.8%
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541	0.9%
Other Securities		240,941,814	3.6%

TOTAL GERMANY		535,203,037	8.1%

GREECE — (0.2%)
Other Securities		13,035,171	0.2%

HONG KONG — (1.9%)
Hutchison Whampoa, Ltd.	5,568,000	38,213,768	0.6%
Other Securities		107,269,586	1.6%

TOTAL HONG KONG		145,483,354	2.2%

17

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
IRELAND — (0.1%)
Other Securities		$6,494,504	0.1%

ITALY — (2.2%)
#*Intesa Sanpaolo SpA	11,201,860	36,920,433	0.6%
*UniCredit SpA	22,325,370	58,508,215	0.9%
Other Securities		80,178,881	1.2%

TOTAL ITALY		175,607,529	2.7%

JAPAN — (14.9%)
FUJIFILM Holdings Corp.	1,327,000	45,478,278	0.7%
*Nissan Motor Co., Ltd.	4,257,200	37,042,570	0.5%
Sony Corp. Sponsored ADR	1,725,386	59,042,709	0.9%
Other Securities		1,025,385,618	15.5%

TOTAL JAPAN		1,166,949,175	17.6%

MALAYSIA — (0.0%)
Other Securities		—	0.0%

NETHERLANDS — (3.7%)
#ArcelorMittal NV	2,446,831	95,219,011	1.4%
Koninklijke Philips Electronics NV	2,870,499	96,388,982	1.5%
Other Securities		101,854,969	1.5%

TOTAL NETHERLANDS		293,462,962	4.4%

NEW ZEALAND — (0.1%)
Other Securities		8,507,124	0.1%

NORWAY — (1.0%)
Other Securities		75,226,049	1.1%

PORTUGAL — (0.1%)
Other Securities		8,836,227	0.1%

SINGAPORE — (1.4%)
Other Securities		112,298,827	1.7%

SPAIN — (3.0%)
#Banco Santander SA	3,335,415	42,411,010	0.6%
#Banco Santander SA Sponsored ADR	3,712,454	45,811,682	0.7%
Other Securities		149,589,052	2.3%

TOTAL SPAIN		237,811,744	3.6%

SWEDEN — (2.7%)
Nordea Bank AB	6,583,962	64,234,663	1.0%
Other Securities		145,570,214	2.2%

TOTAL SWEDEN		209,804,877	3.2%

SWITZERLAND — (6.1%)
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307	0.7%
#Credit Suisse Group AG	1,671,311	76,709,453	1.2%
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229	0.6%
#*Holcim, Ltd. AG	739,477	55,104,807	0.8%
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531	0.6%
*UBS AG	3,481,616	53,937,826	0.8%
Zurich Financial Services AG	322,634	71,526,291	1.1%
Other Securities		100,304,943	1.5%

TOTAL SWITZERLAND		480,861,387	7.3%

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561	0.8%

18

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
UNITED KINGDOM — (Continued)
Aviva P.L.C.	7,396,866	$39,102,707	0.6%
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775	0.7%
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595	1.6%
Kingfisher P.L.C.	10,285,817	39,200,367	0.6%
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484	2.4%
SABmiller P.L.C.	1,174,082	36,807,691	0.6%
Vodafone Group P.L.C.	34,976,333	77,460,069	1.2%
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504	2.7%
*Xstrata P.L.C.	3,843,909	63,258,372	0.9%
Other Securities		424,213,351	6.4%

TOTAL UNITED KINGDOM		1,225,110,476	18.5%

TOTAL COMMON STOCKS		6,579,403,354	99.2%

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
Other Securities		—	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000	0.3%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835	18.2%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	16,683	16,683,145	0.3%

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284	18.5%

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638	118.0%

19

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$5,165,140	$400,787,844	—	$405,952,984
Austria	—	36,264,871	—	36,264,871
Belgium	4,378,533	42,174,194	—	46,552,727
Canada	697,467,228	—	—	697,467,228
Denmark	—	94,897,499	—	94,897,499
Finland	1,745,643	57,441,612	—	59,187,255
France	3,258,880	541,129,467	—	544,388,347
Germany	134,813,858	400,389,179	—	535,203,037
Greece	2,018,690	11,016,481	—	13,035,171
Hong Kong	—	145,483,354	—	145,483,354
Ireland	6,494,504	—	—	6,494,504
Italy	25,961,825	149,645,704	—	175,607,529
Japan	118,884,502	1,048,064,673	—	1,166,949,175
Malaysia	—	—	—	—
Netherlands	13,446,349	280,016,613	—	293,462,962
New Zealand	—	8,507,124	—	8,507,124
Norway	459,433	74,766,616	—	75,226,049
Portugal	—	8,836,227	—	8,836,227
Singapore	—	112,298,827	—	112,298,827
Spain	121,807,336	116,004,408	—	237,811,744
Sweden	8,128,568	201,676,309	—	209,804,877
Switzerland	52,459,762	428,401,625	—	480,861,387
United Kingdom	553,873,753	671,236,723	—	1,225,110,476
Rights/Warrants
Hong Kong	—	—	—	—
Temporary Cash Investments	—	14,719,000	—	14,719,000
Securities Lending Collateral	—	1,227,844,284	—	1,227,844,284

TOTAL	$1,750,364,004	$6,071,602,634	—	$7,821,966,638

See accompanying Notes to Financial Statements.

20

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

April 30, 2010

(Unaudited)

	Shares	Value††	Percentage of Net Assets**
COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
Other Securities		$1,721,656	0.1%

BRAZIL — (3.3%)
Companhia Siderurgica Nacional SA	734,552	13,733,893	0.6%
Petroleo Brasilerio SA ADR	868,746	36,860,893	1.6%
Other Securities		30,077,170	1.3%

TOTAL BRAZIL		80,671,956	3.5%

CHILE — (1.5%)
Other Securities		37,770,574	1.7%

CHINA — (9.2%)
Bank of China, Ltd.	36,691,000	18,887,982	0.8%
China Construction Bank Corp.	21,737,000	17,679,518	0.8%
#China Life Insurance Co., Ltd. ADR	250,705	16,945,151	0.7%
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483	1.5%
#CNOOC, Ltd. ADR	67,956	11,954,820	0.5%
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598	1.1%
PetroChina Co., Ltd. ADR	115,210	13,264,127	0.6%
Tencent Holdings, Ltd.	700,600	14,470,766	0.6%
Other Securities		77,309,097	3.4%

TOTAL CHINA		229,428,542	10.0%

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286	0.6%
Other Securities		7,489,643	0.3%

TOTAL CZECH REPUBLIC		20,893,929	0.9%

HUNGARY — (1.3%)
#*OTP Bank NYRT	473,736	16,652,516	0.7%
Other Securities		16,368,600	0.7%

TOTAL HUNGARY		33,021,116	1.4%

INDIA — (10.9%)
HDFC Bank, Ltd.	386,733	17,145,011	0.7%
Infosys Technologies, Ltd.	449,681	27,426,840	1.2%
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740	0.6%
Reliance Industries, Ltd.	1,958,609	45,244,268	2.0%
Tata Consultancy Services, Ltd.	756,974	12,986,852	0.6%
Other Securities		153,802,995	6.7%

TOTAL INDIA		270,587,706	11.8%

INDONESIA — (2.4%)
PT Astra International Tbk	2,890,061	14,934,573	0.7%
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770	0.5%
Other Securities		33,532,822	1.5%

TOTAL INDONESIA		60,563,165	2.7%

ISRAEL — (1.5%)
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496	1.1%
Other Securities		12,923,591	0.6%

TOTAL ISRAEL		37,803,087	1.7%

MALAYSIA — (4.5%)
CIMB Group Holdings Berhad	2,785,627	12,334,742	0.5%

21

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
MALAYSIA — (Continued)
Other Securities		$99,758,768	4.4%

TOTAL MALAYSIA		112,093,510	4.9%

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804	2.0%
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618	0.5%
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567	0.9%
Other Securities		87,246,332	3.8%

TOTAL MEXICO		164,096,321	7.2%

PHILIPPINES — (0.5%)
Other Securities		12,385,583	0.5%

POLAND — (1.3%)
Other Securities		32,992,799	1.4%

RUSSIA — (3.8%)
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180	1.5%
*Lukoil OAO Sponsored ADR	330,511	18,590,951	0.8%
Other Securities		41,167,583	1.8%

TOTAL RUSSIA		94,775,714	4.1%

SOUTH AFRICA — (8.1%)
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790	0.5%
Impala Platinum Holdings, Ltd.	478,692	13,424,808	0.6%
*MTN Group, Ltd.	1,659,950	24,217,399	1.0%
Naspers, Ltd. Series N	324,237	13,057,043	0.6%
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396	1.9%
Standard Bank Group, Ltd.	861,864	13,104,398	0.6%
Other Securities		81,769,338	3.6%

TOTAL SOUTH AFRICA		200,196,172	8.8%

SOUTH KOREA — (12.7%)
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806	0.5%
#Hyundai Motor Co., Ltd.	95,919	11,697,991	0.5%
POSCO	46,060	20,654,841	0.9%
Samsung Electronics Co., Ltd.	97,139	73,858,555	3.2%
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946	0.8%
Other Securities		179,110,260	7.9%

TOTAL SOUTH KOREA		314,905,399	13.8%

TAIWAN — (10.4%)
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166	0.5%
Formosa Plastics Corp.	5,051,648	11,222,961	0.5%
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710	0.9%
#Media Tek, Inc.	735,527	12,453,974	0.5%
Nan Ya Plastic Corp.	7,084,564	14,853,387	0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226	1.9%
Other Securities		142,354,282	6.2%

TOTAL TAIWAN		257,085,706	11.2%

THAILAND — (1.5%)
Other Securities		37,775,641	1.7%

TURKEY — (2.2%)
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993	0.6%

22

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††	Percentage of Net Assets**
TURKEY — (Continued)
Other Securities		$40,353,802	1.8%

TOTAL TURKEY		54,124,795	2.4%

TOTAL COMMON STOCKS		2,052,893,371	89.8%

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205	1.2%
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480	0.6%
Gerdau SA	756,268	12,425,724	0.5%
Itau Unibanco Holding SA	1,765,755	38,276,225	1.7%
Petroleo Brasilerio SA ADR	1,206,109	45,759,775	2.0%
Vale SA Series A	1,412,691	37,904,737	1.7%
Other Securities		43,261,900	1.9%

TOTAL BRAZIL		218,925,046	9.6%

TOTAL PREFERRED STOCKS		218,925,046	9.6%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		—	0.0%

CHINA — (0.0%)
Other Securities		2,502	0.0%

MALAYSIA — (0.0%)
Other Securities		7,590	0.0%

TOTAL RIGHTS/WARRANTS		10,092	0.0%

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000	0.2%

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070	9.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991	0.0%
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	1,317	1,317,198	0.1%

TOTAL SECURITIES LENDING COLLATERAL		206,786,259	9.1%

23

THE EMERGING MARKETS SERIES

CONTINUED

	Value†	Percentage of Net Assets**
TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)	$2,484,030,768	108.7%

Summary of inputs used to value the Series’ investments as of April 30, 2010 is as follows (See Security Valuation Note):

	Valuation Inputs

	Investment in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$1,721,656	—	—	$1,721,656
Brazil	80,671,956	—	—	80,671,956
Chile	37,770,574	—	—	37,770,574
China	85,209,043	$144,219,499	—	229,428,542
Czech Republic	—	20,893,929	—	20,893,929
Hungary	—	33,021,116	—	33,021,116
India	21,770,824	248,816,882	—	270,587,706
Indonesia	—	60,563,165	—	60,563,165
Israel	24,879,496	12,923,591	—	37,803,087
Malaysia	—	112,093,510	—	112,093,510
Mexico	164,088,501	7,820	—	164,096,321
Philippines	—	12,385,583	—	12,385,583
Poland	—	32,992,799	—	32,992,799
Russia	—	94,775,714	—	94,775,714
South Africa	60,558,996	139,637,176	—	200,196,172
South Korea	4,138,431	310,766,968	—	314,905,399
Taiwan	7,067,247	250,018,459	—	257,085,706
Thailand	37,775,641	—	—	37,775,641
Turkey	3	54,124,792	—	54,124,795
Preferred Stocks
Brazil	218,925,046	—	—	218,925,046
Rights/Warrants
Brazil	—	—	—	—
China	—	2,502	—	2,502
Malaysia	—	7,590	—	7,590
Temporary Cash Investments	—	5,416,000	—	5,416,000
Securities Lending Collateral	—	206,786,259	—	206,786,259

TOTAL	$744,577,414	$1,739,453,354	—	$2,484,030,768

See accompanying Notes to Financial Statements.

24

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series	The Emerging Markets Series
ASSETS:
Investments at Value (including $1,122,925 and $216,812 of securities on loan, respectively)	$6,579,404	$2,271,829
Temporary Cash Investments at Value & Cost	14,719	5,416
Collateral Received from Securities on Loan at Value & Cost	1,227,844	206,786
Foreign Currencies at Value	13,795	2,600
Cash	16	28
Receivables:
Investment Securities Sold	24,493	5,137
Dividends, Interest and Tax Reclaims	29,850	5,810
Securities Lending Income	1,294	171
Fund Shares Sold	8,650	2,585
Unrealized Gain on Foreign Currency Contracts	2	—
Prepaid Expenses and Other Assets	17	7

Total Assets	7,900,084	2,500,369

LIABILITIES:
Payables:
Upon Return of Securities Loaned	1,227,844	206,786
Investment Securities Purchased	37,337	3,498
Fund Shares Redeemed	2,343	1,202
Due to Advisor	1,141	194
Unrealized Loss on Foreign Currency Contracts	—	1
Deferred Thailand Capital Gains Tax	—	2,818
Accrued Expenses and Other Liabilities	327	180

Total Liabilities	1,268,992	214,679

NET ASSETS	$6,631,092	$2,285,690

Investments at Cost	$5,098,072	$1,068,817

Foreign Currencies at Cost	$13,784	$2,565

See accompanying Notes to Financial Statements.

25

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 2010

(Unaudited)

(Amounts in thousands)

	The DFA International Value Series	The Emerging Markets Series

Investment Income
Dividends (Net of Foreign Taxes Withheld of $7,240 and $2,044, respectively)	$73,366	$19,658
Interest	20	3
Income from Securities Lending	3,155	919

Total Investment Income	76,541	20,580

Expenses
Investment Advisory Services Fees	6,492	1,126
Accounting & Transfer Agent Fees	327	122
Custodian Fees	373	600
Shareholders’ Reports	24	8
Directors’/Trustees’ Fees & Expenses	37	13
Professional Fees	86	46
Other	51	22

Total Expenses	7,390	1,937

Net Investment Income (Loss)	69,151	18,643

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold	124,884	115,427
Foreign Currency Transactions	(1,586)	419
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,507	168,073
Translation of Foreign Currency Denominated Amounts	(272)	(34)
Change in Deferred Thailand Capital Gains Tax	—	(664)

Net Realized and Unrealized Gain (Loss)	208,533	283,221

Net Increase (Decrease) in Net Assets Resulting from Operations	$277,684	$301,864

See accompanying Notes to Financial Statements.

26

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Emerging Markets Series
	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009	Six Months Ended April 30, 2010	Year Ended Oct. 31, 2009
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$69,151	$161,170	$18,643	$43,700
Net Realized Gain (Loss) on:
Investment Securities Sold	124,884	63,984	115,427	40,421
Futures	—	(1,125)	—	(2,920)
Foreign Currency Transactions	(1,586)	3,828	419	(24)
In-Kind Redemptions	—	—	—	17,805 *
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	85,507	1,395,836	168,073	642,058
Futures	—	—	—	(32)
Translation of Foreign Currency Denominated Amounts	(272)	240	(34)	210
Change in Deferred Thailand Capital Gains Tax	—	—	(664)	(1,366)

Net Increase (Decrease) in Net Assets Resulting from Operations	277,684	1,623,933	301,864	739,852

Transactions in Interest:
Contributions	351,725	449,410	62,327	162,102
Withdrawals	(190,281)	(581,716)	(187,817)	(417,162)*

Net Increase (Decrease) from Transactions in Interest	161,444	(132,306)	(125,490)	(255,060)

Total Increase (Decrease) in Net Assets	439,128	1,491,627	176,374	484,792
Net Assets
Beginning of Period	6,191,964	4,700,337	2,109,316	1,624,524

End of Period	$6,631,092	$6,191,964	$2,285,690	$2,109,316

*	See Note K in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

27

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series†

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	4.47	%(C)	35.41%	(47.87	)%(C)	17.32%	35.73%	15.61%	32.15%

Net Assets, End of Period (thousands)	$6,631,092		$6,191,964	$4,700,337		$9,638,721	$7,457,252	$4,367,698	$2,804,043
Ratio of Expenses to Average Net Assets	0.23	%(B)	0.24%	0.23	%(B)	0.23%	0.23%	0.27%	0.28%
Ratio of Net Investment Income to Average Net Assets	2.15	%(B)	3.22%	4.15	%(B)	3.04%	3.29%	2.71%	2.35%
Portfolio Turnover Rate	7	%(C)	18%	16	%(C)	16%	8%	10%	15%

	The Emerging Markets Series

	Six Months Ended April 30, 2010		Year Ended Oct. 31, 2009	Period Dec. 1, 2007 to Oct. 31, 2008		Year Ended Nov. 30, 2007	Year Ended Nov. 30, 2006	Year Ended Nov. 30, 2005	Year Ended Nov. 30, 2004

	(Unaudited)
Total Return	14.61	%(C)	53.99%	(48.15	)%(C)	42.62%	31.87%	31.23%	35.47%

Net Assets, End of Period (thousands)	$2,285,690		$2,109,316	$1,624,524		$3,707,790	$2,414,971	$1,852,565	$1,160,262
Ratio of Expenses to Average Net Assets	0.17	%(B)	0.20%	0.18	%(B)	0.19%	0.20%	0.27%	0.31%
Ratio of Net Investment Income to Average Net Assets	1.67	%(B)	2.57%	3.00	%(B)	2.52%	2.54%	3.70%	2.63%
Portfolio Turnover Rate	6	%(C)	14%	19	%(C)	7%	11%	9%	2%

See page 1 for the Definitions of Abbreviations and Footnotes.

† See Note A in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

28

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

(Unaudited)

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of thirteen investment portfolios, of which two The DFA International Value Series and The Emerging Markets Series (the “Series”) are presented in this report.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure, elected with the consent of its respective Holder(s) to change its U.S. federal income tax classification from that of an association taxable as a corporation to a partnership pursuant to Treasury Regulation § 301.7701-3. The change in capital structure and retroactive reclassification of the statement of changes in net assets and financial highlights for the respective funds is a result of the treatment of a partnership for book purposes. The Series/Portfolio will maintain its books and records and present its financial statements in accordance with generally accepted accounting principles for investment partnerships.

At a regular meeting of the Board of Directors/Trustees (the “Board”) on September 16, 2008, the Board voted to change the fiscal and tax year ends of the Series from November 30 to October 31.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1.    Security Valuation:    Securities held by the Series (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE).

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

The Series will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset value of the International Series is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Series prices its shares at the close of the NYSE, the International Series will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial

29

markets’ perceptions and trading activities on the International Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the International Series has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Series utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have a material impact on the net asset value of the International Series. When the International Series uses fair value pricing, the values assigned to the International Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded.

The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•     Level 1 – quoted prices in active markets for identical securities

•     Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•     Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2.    Foreign Currency Translation:    Securities and other assets and liabilities of the Series whose values are initially expressed in foreign currencies, are translated to U.S. dollars using the mean between the most recently quoted bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market daily based on daily exchange rates, and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3.    Deferred Compensation Plan:    Each eligible Trustee of the Trust may elect participation in the Deferred Compensation Plan (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/Trustees’ Fees & Expenses.

Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed upon years; or quarterly installments over a period of agreed upon years. Each Trustee shall have the right in a notice of election to defer compensation (the “Notice”) to elect to defer

30

the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to become a member of the Board of the Fund (unless the Trustee files an amended Notice selecting a different distribution date). Robert C. Merton resigned from the Board of the Fund on December 1, 2009 and received a lump sum payment of the proceeds of his deferred fee account on January 4, 2010 in the amount of $241,764. As of April 30, 2010, no other Trustees have requested or received a distribution of proceeds of a deferred fee account.

4.    Other:    Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Directors/Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series investments in Thailand are subject to a 15% governmental capital gains tax. Such taxes are due upon sale of individual securities. The Emerging Markets Series accrues for taxes on the capital gains throughout the holding period based on the unrealized gain of the underlying securities. The Emerging Markets Series is also subject to a 15% governmental capital gains tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The taxes for the capital gains are accrued when the capital gains are earned.

C. Investment Advisor:

Dimensional Fund Advisors LP (“Dimensional” or the “Advisor”) provides investment advisory services to the Series. For the six months ended April 30, 2010, the investment advisory services fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% and 0.10% of average daily net assets for The DFA International Value Series and The Emerging Markets Series, respectively.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors/Trustees of the Advisor are also Officers and Directors/Trustees of the Funds; however, such Officers and Directors/Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the six months ended April 30, 2010, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

31

D. Deferred Compensation:

At April 30, 2010, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$165
The Emerging Markets Series	58

E. Purchases and Sales of Securities:

For the six months ended April 30, 2010, the Series made the following purchases and sales of investment securities, other than short-term investments and U.S. government securities (amounts in thousands):

	Purchases	Sales

The DFA International Value Series	$671,110	$459,246
The Emerging Markets Series	141,527	256,214

There were no purchases or sales of long-term U.S. government securities.

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series’ are treated as partnerships for Federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

At April 30, 2010, the total cost and aggregate gross unrealized appreciation and (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

The DFA International Value Series	$6,340,818	$1,567,466	$(86,317)	$1,481,149
The Emerging Markets Series	1,281,515	1,221,932	(19,416)	1,202,516

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken on a tax return. Management has analyzed each Series’ tax positions and has concluded that no provision for income tax is required in any Series’ financial statements. No Series is aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

On November 1, 2008, The DFA International Value Series, a master fund in a RIC/RIC master-feeder structure with five RIC feeders and other direct client investor(s), made a “Check-the-box” election for federal income tax purposes pursuant to Treasury Regulation §301.7701-3, to change its federal entity classification from a corporation taxable as a regulated investment company to a partnership. As a result of this election, the master fund is deemed to have distributed all of its assets and liabilities, in a taxable transaction, to its shareholders in liquidation of the master fund. Immediately thereafter, the shareholders contributed all of the distributed assets and liabilities to a newly formed partnership. The final tax year end of The DFA International Value Series was October 31, 2008. For Federal income tax purposes, pursuant to Internal Revenue Code §336(a), the master fund recognizes gain or loss as if the master’s investment securities were sold to its shareholders and, pursuant to IRC Code §331, each of the Portfolios recognizes gain or loss as if it liquidated its investment in the master. As a result of the transaction, The DFA International Value Series recognized a ($2,309,440,866) and ($718,733) capital and currency loss respectively for tax year ended October 31, 2008. For tax purposes, pursuant to IRC Code §334(a), each of the Portfolios will

32

take a fair market value basis in the securities deemed received by them and a new holding period for those securities commences on the deemed liquidation date.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1.    Repurchase Agreements:    The Series may purchase certain U.S. Government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on April 30, 2010.

2.    Foreign Market Risks:    Investments in foreign markets may involve certain consideration and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign government supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities by the Series may be inhibited.

Derivative Financial Instruments:

Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

3.    Futures Contracts:    The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Additional disclosure on derivative instruments is required showing a summary by primary risk exposure of the derivatives instruments’ (i) location in the balance sheet and fair value at period end and (ii) the location in the Statements of Operations and the realized and change in unrealized gain or loss over the reporting period.

At April 30, 2010, the Series had no outstanding futures contracts.

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H. Line of Credit:

The Series, together with other Dimensional-advised portfolios, has entered into an amended and restated $250 million unsecured discretionary line of credit effective July 8, 2009 with an affiliate of its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $250 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The line of credit is scheduled to expire on June 22, 2010. There were no borrowing by the Series under this line of credit during the six months ended April 30, 2010.

The Series, together with other Dimensional-advised portfolios, has also entered into an additional $500 million unsecured line of credit effective January 15, 2010 with its international custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 15, 2011.

For the six months ended April 30, 2010, borrowings under this line of credit by the Series were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed During the Period

The DFA International Value Series	0.92%	$1,537	1	—	$ 1,537
The Emerging Markets Series	0.86%	7,158	34	$ 6	41,407

There were no outstanding borrowings by the Series under this line of credit as of April 30, 2010.

I. Securities Lending:

As of April 30, 2010, some of the Series had securities on loan to brokers/dealers, for which each Series received cash collateral. Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loan securities in The DFA Short Term Investment Fund LP (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Each Series also may invest in cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest

34

on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

J. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. In-Kind Redemptions:

In accordance with guidelines described in the Series’ prospectus, the Series may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the Series recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital.

During the year ended October 31, 2009, The Emerging Markets Series realized net gains of $17,805 (in thousands) of in-kind redemptions.

L. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

35

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses in voting proxies relating to securities held in the portfolio is available without charge, upon request, by calling collect: (512) 306-7400. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://www.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

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BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENTS

At the Board meeting held on December 18, 2009 (the “Meeting”), the Board of Trustees of The DFA Investment Trust Company (the “Board”) considered the continuation of the investment management agreements and the sub-advisory agreements for each series (collectively, the “Funds”). Dimensional Fund Advisors Ltd. and DFA Australia Limited each serve as a sub-advisor to the Funds. (The investment management agreements and the sub-advisory agreements are referred to as the “Advisory Agreements,” and the Advisor and sub-advisors are referred to as the “Advisor.”).

Prior to the Meeting, independent counsel to the Independent Board Members sent to the Advisor a request for information, which identified the information that the Independent Board Members wished to receive in order to consider the continuation of the Advisory Agreements. The Independent Board Members met with their independent counsel in advance of the Meeting to discuss the materials provided by the Advisor, the independent reports prepared by Lipper, Inc. (the “Lipper Reports”), and issues related to the continuation of the Advisory Agreements. Also in advance of the Meeting, management provided additional materials to address and respond to questions that the Independent Board Members posed after their review and analysis of materials provided by the Advisor and the Lipper Reports.

At the Meeting, the Board considered a number of factors when considering the continuation of each Advisory Agreement for a Fund, including: (i) the nature, extent and quality of services provided by the Advisor to each Fund; (ii) the performance of each Fund and the Advisor; (iii) the fees and expenses borne by each Fund; (iv) the profitability realized by the Advisor from the relationship with each Fund; and (v) whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of the advisory fee charged.

When considering the nature and quality of the services provided by the Advisor to a Fund, the Board reviewed: (a) the scope and depth of the Advisor’s organization; (b) the experience and expertise of its investment professionals currently providing management services to the Fund; and (c) the Advisor’s investment advisory capabilities. The Board evaluated the Advisor’s portfolio management process and discussed the unique features of the Advisor’s investment approach. The Board also considered the nature and character of non-investment management services provided by the Advisor. After analyzing the caliber of services provided by the Advisor to each Fund, both quantitatively and qualitatively, including the impact of these services on investment performance, the Board concluded that the nature, extent and quality of services provided to each Fund were consistent with the operational requirements of the Fund and met the needs of the shareholders of the Fund.

In considering the performance of each Fund, the Board analyzed the Lipper Reports, which compared the performance of each Fund with other funds in its respective peer group and peer universe. The Board also reviewed the performance analysis prepared by the Advisor, which presented the performance of each Fund and its benchmark index, over multiple performance periods, along with the Advisor’s explanation of the performance. The Board concluded that the Advisor’s explanations provided a sound basis for understanding the comparative performance of the Funds. The Board noted that the Advisor’s investment style and methodologies in managing the Funds are not designed to track traditional indexes. As a result, it is expected that certain Funds will underperform their Lipper-designated peer funds and that reporting results will diverge from market indexes, while other Funds may outperform their Lipper-designated peer funds and market indexes for the same periods. The Board determined, among other things, that the performance of each Fund was reasonable as compared with relevant performance standards.

When considering the fees and expenses borne by each Fund, and considering the reasonableness of the management fees paid to the Advisor in light of the services provided to the Fund and any additional benefits received by the Advisor in connection with providing such services, the Board compared the fees charged by the Advisor to the Fund to the fees charged to the funds in its peer group for comparable services as provided in the Lipper Reports. The Board concluded that the advisory fees and total expenses of each Fund over various periods were favorable in relation to those of its peer funds, and that the advisory fees were fair, both on an absolute basis and in comparison with the fees of other funds identified in the peer groups and the industry at large. The Board

37

also noted that significant reductions in the non-management fees charged by the Funds’ administrator and transfer agent have been negotiated by management over the course of the last four years.

The Board considered the profitability of each Fund to the Advisor by reviewing the profitability analysis provided by the Advisor, including information about its fee revenues and income. The Board reviewed the overall profitability of the Advisor, and the compensation that it received for providing services to each Fund, including administrative fees paid by the feeder portfolios. The Board considered the profitability to the Advisor of managing the Funds and other “non-1940 Act registered” investment vehicles. Upon closely examining the Advisor’s profitability, the Board concluded, among other things, that it was reasonable.

The Board also discussed whether economies of scale are realized by the Advisor with respect to each Fund as it grows larger, and the extent to which this is reflected in the level of advisory fees charged. For several reasons, the Board concluded that economies of scale and the reflection of such economies of scale in the level of advisory fees charged were inapplicable to each Fund at the present time, due to the current level of fees and expenses and the profitability of the Fund.

After full consideration of the factors discussed above, with no single factor identified as being of paramount importance, the Board, including the Independent Board Members, with the assistance of independent counsel, concluded that the continuation of the Advisory Agreement for each Fund was in the best interests of the Fund and its shareholders.

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ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a) Please see schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each master fund in which a series of the Registrant invests that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided	Relationship to Series of the Registrant
The U.S. Large Company Series	Master fund for U.S. Large Company Institutional Index Portfolio

The U.S. Large Cap Value Series	Master fund for U.S. Large Cap Value Portfolio II, U.S. Large Cap Value Portfolio III and LWAS/DFA U.S. High Book to Market Portfolio

The DFA International Value Series	Master fund for DFA International Value Portfolio, DFA International Value Portfolio II, DFA International Value Portfolio III and DFA International Value Portfolio IV

The Emerging Markets Series	Master fund for Emerging Markets Portfolio II

The Tax-Managed U.S. Marketwide Value Series	Master fund for Tax-Managed U.S. Marketwide Value Portfolio II

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments

Investment Abbreviations

ADR	American Depository Receipt
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depository Receipt
NVDR	Non-Voting Depository Receipt
P.L.C.	Public Limited Company

Investment Footnotes

†	See Security Valuation Note within the Notes to Schedules of Investments.
††	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
@	Security purchased with cash proceeds from securities on loan.
(r)	The adjustable rate shown is effective as of April 30, 2010.
(v)	The variable rate shown is effective as of April 30, 2010.
•	Security is being fair valued at April 30, 2010.
—	Amounts designated as — are either zero or rounded to zero.
§	Affiliated Fund.

1

THE U.S. LARGE COMPANY SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (88.0%)
Consumer Discretionary — (9.3%)
#Abercrombie & Fitch Co.	31,288	$1,368,224
*Amazon.com, Inc.	121,728	16,684,040
*Apollo Group, Inc. Class A	45,716	2,624,556
#*AutoNation, Inc.	32,139	649,208
*Autozone, Inc.	10,560	1,953,706
*Bed Bath & Beyond, Inc.	93,173	4,282,231
Best Buy Co., Inc.	121,903	5,558,777
*Big Lots, Inc.	29,395	1,122,889
Carnival Corp.	154,348	6,436,312
CBS Corp. Class B	240,771	3,902,898
Coach, Inc.	111,735	4,664,936
Comcast Corp. Class A	1,009,101	19,919,654
#Darden Restaurants, Inc.	49,723	2,225,104
DeVry, Inc.	22,016	1,373,578
*DIRECTV Class A	332,558	12,048,576
*Discovery Communications, Inc.	100,831	3,902,160
#DR Horton, Inc.	98,366	1,444,997
#*Eastman Kodak Co.	95,535	584,674
Expedia, Inc.	75,193	1,775,307
Family Dollar Stores, Inc.	49,209	1,946,708
*Ford Motor Co.	1,197,830	15,595,747
Fortune Brands, Inc.	54,046	2,833,091
#*GameStop Corp. Class A	54,348	1,321,200
Gannett Co., Inc.	84,409	1,436,641
Gap, Inc.	169,310	4,187,036
#Genuine Parts Co.	56,437	2,415,504
*Goodyear Tire & Rubber Co.	86,135	1,156,793
H&R Block, Inc.	119,325	2,184,841
#Harley-Davidson, Inc.	83,322	2,818,783
*Harman International Industries, Inc.	24,692	974,840
Hasbro, Inc.	43,645	1,674,222
Home Depot, Inc.	604,706	21,315,886
International Game Technology	105,485	2,223,624
#*Interpublic Group of Cos., Inc. (The)	172,785	1,539,514
J.C. Penney Co., Inc.	83,922	2,448,005
Johnson Controls, Inc.	238,884	8,024,114
*Kohl’s Corp.	109,033	5,995,725
#Leggett & Platt, Inc.	52,793	1,295,012
#Lennar Corp. Class A	57,861	1,151,434
#Limited Brands, Inc.	95,128	2,549,430
Lowe’s Cos., Inc.	523,489	14,197,022
Macy’s, Inc.	149,720	3,473,504
#Marriott International, Inc. Class A	90,523	3,327,625
Mattel, Inc.	129,324	2,980,918
McDonald’s Corp.	382,637	27,010,346
McGraw-Hill Cos., Inc.	112,266	3,785,610
Meredith Corp.	13,054	469,030
*New York Times Co. Class A (The)	41,372	410,410
#Newell Rubbermaid, Inc.	98,792	1,686,379
News Corp. Class A	801,357	12,356,925
#NIKE, Inc. Class B	138,679	10,527,123
#Nordstrom, Inc.	58,782	2,429,460
*Office Depot, Inc.	97,702	670,236
#Omnicom Group, Inc.	110,401	4,709,707
#*O’Reilly Automotive, Inc.	48,921	2,391,748
#Polo Ralph Lauren Corp.	20,343	1,828,836
*Priceline.com, Inc.	16,209	4,247,568
*Pulte Group, Inc.	112,832	1,476,971

2

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
RadioShack Corp.	44,535	$959,729
#Ross Stores, Inc.	44,051	2,466,856
Scripps Networks Interactive, Inc.	31,853	1,444,215
#*Sears Holdings Corp.	17,260	2,087,597
#Sherwin-Williams Co.	32,728	2,555,075
Snap-On, Inc.	20,540	989,617
*Stanley Black & Decker, Inc.	55,978	3,479,033
#Staples, Inc.	259,249	6,100,129
*Starbucks Corp.	264,371	6,868,359
#Starwood Hotels & Resorts Worldwide, Inc.	66,433	3,621,263
Target Corp.	267,539	15,214,943
#Tiffany & Co.	44,256	2,145,531
Time Warner Cable, Inc.	125,378	7,052,512
Time Warner, Inc.	409,049	13,531,341
#TJX Cos., Inc. (The)	149,257	6,916,569
*Urban Outfitters, Inc.	46,139	1,730,674
V.F. Corp.	31,461	2,718,860
*Viacom, Inc. Class B	215,981	7,630,609
Walt Disney Co. (The)	689,738	25,409,948
Washington Post Co.	2,170	1,100,537
#Whirlpool Corp.	26,600	2,895,942
#Wyndham Worldwide Corp.	63,591	1,704,875
Wynn Resorts, Ltd.	24,553	2,166,557
Yum! Brands, Inc.	166,885	7,079,262

Total Consumer Discretionary		403,459,428

Consumer Staples — (9.6%)
Altria Group, Inc.	739,887	15,678,206
Archer-Daniels-Midland Co.	228,521	6,384,877
Avon Products, Inc.	152,027	4,915,033
#Brown-Forman Corp. Class B	38,651	2,248,715
Campbell Soup Co.	67,072	2,405,202
Clorox Co.	49,871	3,226,654
Coca-Cola Co. (The)	819,757	43,816,012
Coca-Cola Enterprises, Inc.	113,642	3,151,293
Colgate-Palmolive Co.	175,587	14,766,867
#ConAgra, Inc.	157,683	3,858,503
*Constellation Brands, Inc. Class A	71,030	1,297,718
Costco Wholesale Corp.	156,236	9,230,423
CVS Caremark Corp.	494,500	18,261,885
*Dean Foods Co.	64,473	1,012,226
Dr Pepper Snapple Group, Inc.	90,368	2,957,745
Estee Lauder Cos., Inc.	42,032	2,770,749
General Mills, Inc.	117,190	8,341,584
H.J. Heinz Co.	112,459	5,270,953
Hershey Co. (The)	59,169	2,781,535
Hormel Foods Corp.	24,714	1,007,343
J.M. Smucker Co.	42,327	2,584,910
Kellogg Co.	90,676	4,981,739
Kimberly-Clark Corp.	148,047	9,069,359
Kraft Foods, Inc.	617,581	18,280,398
Kroger Co. (The)	231,116	5,137,709
Lorillard, Inc.	55,052	4,314,425
McCormick & Co., Inc. Non-Voting	46,988	1,859,315
Mead Johnson Nutrition Co.	72,724	3,753,286
Molson Coors Brewing Co.	56,339	2,499,198
PepsiCo, Inc.	581,165	37,903,581
Philip Morris International, Inc.	668,916	32,830,397
Procter & Gamble Co.	1,032,944	64,207,799
Reynolds American, Inc.	60,111	3,211,130
Safeway, Inc.	138,266	3,263,078

3

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
Sara Lee Corp.	247,985	$3,526,347
#SUPERVALU, Inc.	75,392	1,123,341
#Sysco Corp.	210,723	6,646,203
Tyson Foods, Inc. Class A	108,478	2,125,084
Walgreen Co.	350,351	12,314,838
Wal-Mart Stores, Inc.	758,794	40,709,298
#*Whole Foods Market, Inc.	60,581	2,363,871

Total Consumer Staples		416,088,829

Energy — (9.9%)
Anadarko Petroleum Corp.	175,166	10,888,319
Apache Corp.	119,684	12,179,044
#*Baker Hughes, Inc.	152,704	7,598,567
Cabot Oil & Gas Corp.	36,860	1,331,752
*Cameron International Corp.	86,933	3,430,376
Chesapeake Energy Corp.	231,816	5,517,221
Chevron Corp.	714,219	58,165,995
ConocoPhillips	528,754	31,296,949
Consol Energy, Inc.	78,115	3,490,178
#*Denbury Resources, Inc.	140,627	2,693,007
Devon Energy Corp.	158,893	10,698,266
#Diamond Offshore Drilling, Inc.	24,716	1,955,036
El Paso Corp.	249,405	3,017,800
EOG Resources, Inc.	89,822	10,070,843
Exxon Mobil Corp.	1,678,990	113,919,471
#*FMC Technologies, Inc.	43,381	2,936,460
Halliburton Co.	321,871	9,865,346
Helmerich & Payne, Inc.	37,593	1,527,028
Hess Corp.	103,568	6,581,746
Marathon Oil Corp.	251,755	8,093,923
Massey Energy Co.	33,799	1,238,057
Murphy Oil Corp.	67,971	4,088,456
#*Nabors Industries, Ltd.	101,234	2,183,617
National-Oilwell, Inc.	148,811	6,552,148
Noble Energy, Inc.	62,035	4,739,474
Occidental Petroleum Corp.	288,750	25,600,575
Peabody Energy Corp.	95,576	4,465,311
#Pioneer Natural Resources Co.	41,091	2,635,166
Range Resources Corp.	56,594	2,702,929
*Rowan Cos., Inc.	40,481	1,206,334
Schlumberger, Ltd.	425,536	30,391,781
#Smith International, Inc.	88,339	4,219,071
*Southwestern Energy Co.	123,076	4,883,656
Spectra Energy Corp.	230,260	5,374,268
Sunoco, Inc.	41,587	1,363,222
#Tesoro Petroleum Corp.	49,990	657,368
Valero Energy Corp.	200,858	4,175,838
Williams Cos., Inc. (The)	207,541	4,900,043
XTO Energy, Inc.	207,451	9,858,072

Total Energy		426,492,713

Financials — (13.4%)
Aflac, Inc.	166,835	8,501,912
Allstate Corp. (The)	190,817	6,233,991
American Express Co.	425,584	19,627,934
#*American International Group, Inc.	47,981	1,866,461
Ameriprise Financial, Inc.	90,861	4,212,316
AON Corp.	94,897	4,029,327
Assurant, Inc.	41,424	1,509,076
Bank of America Corp.	3,567,598	63,610,272
Bank of New York Mellon Corp. (The)	429,665	13,375,471

4

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†
Financials — (Continued)
BB&T Corp.	245,621	$8,164,442
*Berkshire Hathaway, Inc.	588,521	45,316,117
Capital One Financial Corp.	161,913	7,028,643
#*CB Richard Ellis Group, Inc.	96,134	1,665,041
Charles Schwab Corp. (The)	347,663	6,706,419
Chubb Corp.	116,849	6,177,807
Cincinnati Financial Corp.	57,939	1,645,468
*Citigroup, Inc.	6,987,623	30,535,912
CME Group, Inc.	23,698	7,782,660
Comerica, Inc.	61,888	2,599,296
Discover Financial Services	193,319	2,988,712
*E*TRADE Financial Corp.	566,128	951,095
#Federated Investors, Inc.	31,491	759,563
Fifth Third Bancorp	282,744	4,215,713
*First Horizon National Corp.	80,096	1,133,358
Franklin Resources, Inc.	52,753	6,100,357
*Genworth Financial, Inc.	173,925	2,873,241
Goldman Sachs Group, Inc. (The)	187,146	27,173,599
Hartford Financial Services Group, Inc.	157,804	4,508,460
Hudson City Bancorp, Inc.	168,509	2,241,170
Huntington Bancshares, Inc.	254,762	1,724,739
*IntercontinentalExchange, Inc.	26,174	3,052,674
Invesco, Ltd.	152,483	3,505,584
#Janus Capital Group, Inc.	65,316	919,649
JPMorgan Chase & Co.	1,412,890	60,160,856
KeyCorp	312,286	2,816,820
Legg Mason, Inc.	57,817	1,832,221
*Leucadia National Corp.	67,484	1,708,020
Lincoln National Corp.	107,490	3,288,119
Loews Corp.	126,190	4,699,316
#M&T Bank Corp.	29,543	2,580,581
Marsh & McLennan Cos., Inc.	189,259	4,583,853
Marshall & Ilsley Corp.	187,298	1,704,412
MetLife, Inc.	291,297	13,277,317
#Moody’s Corp.	69,923	1,728,497
Morgan Stanley	497,193	15,025,172
*NASDAQ OMX Group, Inc. (The)	52,632	1,105,272
Northern Trust Corp.	85,946	4,725,311
NYSE Euronext, Inc.	92,818	3,028,651
#People’s United Financial, Inc.	132,040	2,050,581
#Plum Creek Timber Co., Inc.	57,898	2,304,340
PNC Financial Services Group, Inc.	183,847	12,356,357
#Principal Financial Group, Inc.	113,608	3,319,626
Progressive Corp.	238,822	4,797,934
Prudential Financial, Inc.	165,365	10,510,599
Regions Financial Corp.	424,133	3,749,336
*SLM Corp.	172,445	2,110,727
State Street Corp.	176,169	7,663,351
#SunTrust Banks, Inc.	177,580	5,256,368
T Rowe Price Group, Inc.	92,104	5,296,901
#Torchmark Corp.	29,459	1,577,235
Travelers Cos., Inc. (The)	182,639	9,267,103
#U.S. Bancorp	680,438	18,215,325
Unum Group	118,200	2,892,354
Wells Fargo & Co.	1,842,383	61,001,301
#*XL Capital, Ltd.	121,658	2,165,512
#Zions Bancorporation	53,484	1,536,595

Total Financials		581,072,442

Health Care — (10.1%)
Abbott Laboratories	552,156	28,248,301

5

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
Aetna, Inc.	153,274	$4,529,247
Allergan, Inc.	109,357	6,964,947
AmerisourceBergen Corp.	100,422	3,098,019
*Amgen, Inc.	348,262	19,976,308
Bard (C.R.), Inc.	34,017	2,943,491
Baxter International, Inc.	214,322	10,120,285
Becton Dickinson & Co.	83,819	6,401,257
*Biogen Idec, Inc.	95,874	5,105,290
*Boston Scientific Corp.	537,479	3,697,855
Bristol-Myers Squibb Co.	609,590	15,416,531
Cardinal Health, Inc.	128,543	4,459,157
*CareFusion Corp.	63,056	1,739,084
*Celgene Corp.	163,490	10,128,205
*Cephalon, Inc.	26,646	1,710,673
Cigna Corp.	97,785	3,134,987
*Coventry Health Care, Inc.	52,636	1,249,579
*DaVita, Inc.	36,700	2,291,181
#DENTSPLY International, Inc.	52,337	1,917,628
#Eli Lilly & Co.	360,875	12,619,799
*Express Scripts, Inc.	97,902	9,802,927
*Forest Laboratories, Inc.	107,530	2,931,268
*Genzyme Corp.	94,631	5,038,154
*Gilead Sciences, Inc.	321,263	12,744,503
*Hospira, Inc.	58,268	3,134,236
*Humana, Inc.	60,534	2,767,614
*Intuitive Surgical, Inc.	13,844	4,991,593
Johnson & Johnson	978,652	62,927,324
*King Pharmaceuticals, Inc.	88,362	865,948
#*Laboratory Corp. of America Holdings	37,233	2,925,397
*Life Technologies Corp.	64,304	3,518,072
McKesson Corp.	95,802	6,208,928
*Medco Health Solutions, Inc.	165,030	9,723,568
Medtronic, Inc.	392,839	17,163,136
*Merck & Co., Inc.	1,107,882	38,820,185
*Millipore Corp.	19,923	2,114,826
#*Mylan, Inc.	109,061	2,402,614
#Patterson Cos., Inc.	33,177	1,061,332
PerkinElmer, Inc.	41,811	1,047,366
*Pfizer, Inc.	2,869,997	47,986,350
Quest Diagnostics, Inc.	53,446	3,054,973
*St. Jude Medical, Inc.	115,729	4,724,058
Stryker Corp.	100,503	5,772,892
*Tenet Healthcare Corp.	153,995	962,469
*Thermo Fisher Scientific, Inc.	145,613	8,049,487
*UnitedHealth Group, Inc.	411,646	12,476,990
#*Varian Medical Systems, Inc.	44,072	2,484,779
#*Waters Corp.	33,281	2,395,899
*Watson Pharmaceuticals, Inc.	37,899	1,622,835
*WellPoint, Inc.	157,871	8,493,460
*Zimmer Holdings, Inc.	75,740	4,613,323

Total Health Care		438,578,330

Industrials — (9.5%)
3M Co.	253,108	22,443,086
Avery Dennison Corp.	39,849	1,555,306
#Boeing Co. (The)	269,199	19,498,084
C.H. Robinson Worldwide, Inc.	59,234	3,571,810
#Caterpillar, Inc.	222,165	15,127,215
*Cintas Corp.	46,752	1,273,992
CSX Corp.	138,704	7,774,359
Cummins, Inc.	71,607	5,172,174

6

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Danaher Corp.	93,179	$7,853,126
Deere & Co.	150,785	9,019,959
#Dover Corp.	66,255	3,459,836
Dun & Bradstreet Corp. (The)	18,136	1,395,928
Eaton Corp.	58,820	4,538,551
Emerson Electric Co.	267,586	13,976,017
Equifax, Inc.	44,937	1,509,883
#Expeditors International of Washington, Inc.	75,434	3,073,181
#Fastenal Co.	46,660	2,551,835
FedEx Corp.	111,279	10,016,223
#*First Solar, Inc.	17,276	2,479,970
Flowserve Corp.	19,860	2,275,559
Fluor Corp.	63,585	3,359,831
General Dynamics Corp.	137,172	10,474,454
General Electric Co.	3,794,414	71,562,648
Goodrich Corp.	44,511	3,301,826
Honeywell International, Inc.	271,892	12,906,713
#Illinois Tool Works, Inc.	137,573	7,029,980
#Iron Mountain, Inc.	64,442	1,620,716
ITT Industries, Inc.	65,043	3,614,439
*Jacobs Engineering Group, Inc.	44,303	2,136,291
L-3 Communications Holdings, Inc.	41,105	3,846,195
Lockheed Martin Corp.	112,149	9,520,329
Masco Corp.	127,589	2,070,769
#*Monster Worldwide, Inc.	44,665	778,511
Norfolk Southern Corp.	131,457	7,799,344
Northrop Grumman Corp.	107,672	7,303,392
#Paccar, Inc.	129,516	6,025,084
Pall Corp.	41,736	1,627,287
Parker Hannifin Corp.	57,184	3,955,989
#Pitney Bowes, Inc.	73,773	1,873,834
Precision Castparts Corp.	50,383	6,466,154
*Quanta Services, Inc.	74,700	1,503,711
R. R. Donnelley & Sons Co.	73,070	1,570,274
Raytheon Co.	134,810	7,859,423
Republic Services, Inc.	115,162	3,573,477
#Robert Half International, Inc.	52,849	1,447,006
#Rockwell Automation, Inc.	50,768	3,082,633
Rockwell Collins, Inc.	55,909	3,634,085
Roper Industries, Inc.	33,315	2,032,881
Ryder System, Inc.	18,993	883,554
Southwest Airlines Co.	264,323	3,483,777
*Stericycle, Inc.	30,149	1,775,776
Textron, Inc.	96,949	2,214,315
Union Pacific Corp.	179,691	13,595,421
United Parcel Service, Inc.	353,081	24,412,020
United Technologies Corp.	333,010	24,959,099
#W.W. Grainger, Inc.	21,892	2,419,942
#Waste Management, Inc.	172,467	5,981,156

Total Industrials		410,268,430

Information Technology — (16.6%)
*Adobe Systems, Inc.	186,388	6,260,773
*Advanced Micro Devices, Inc.	200,782	1,819,085
*Agilent Technologies, Inc.	124,051	4,498,089
#*Akamai Technologies, Inc.	61,196	2,376,241
Altera Corp.	105,758	2,682,023
Amphenol Corp.	61,604	2,846,721
Analog Devices, Inc.	105,865	3,168,539
*Apple, Inc.	322,478	84,205,455
Applied Materials, Inc.	477,646	6,581,962

7

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Autodesk, Inc.	81,692	$2,778,345
Automatic Data Processing, Inc.	179,529	7,784,377
*BMC Software, Inc.	64,942	2,556,117
Broadcom Corp.	153,334	5,288,490
CA, Inc.	140,548	3,205,900
*Cisco Sytems, Inc.	2,036,166	54,813,589
*Citrix Systems, Inc.	65,371	3,072,437
*Cognizant Technology Solutions Corp.	105,819	5,415,816
*Computer Sciences Corp.	54,627	2,861,909
*Compuware Corp.	80,870	695,482
Corning, Inc.	554,376	10,671,738
*Dell, Inc.	612,333	9,907,548
*eBay, Inc.	401,903	9,569,310
*Electronic Arts, Inc.	116,161	2,250,039
*EMC Corp.	729,998	13,877,262
Fidelity National Information Services, Inc.	117,331	3,084,632
*Fiserv, Inc.	54,167	2,767,392
*FLIR Systems, Inc.	54,365	1,663,025
*Google, Inc.	85,940	45,156,314
Harris Corp.	46,515	2,394,592
Hewlett-Packard Co.	837,170	43,507,725
Intel Corp.	1,964,460	44,848,622
International Business Machines Corp.	461,955	59,592,195
*Intuit, Inc.	111,636	4,036,758
Jabil Circuit, Inc.	68,666	1,051,963
*JDS Uniphase Corp.	79,484	1,032,497
*Juniper Networks, Inc.	186,857	5,308,607
#KLA-Tencor Corp.	61,192	2,084,200
#*Lexmark International, Inc.	27,773	1,028,990
Linear Technology Corp.	79,484	2,389,289
*LSI Corp.	233,480	1,405,550
#MasterCard, Inc. Class A	34,320	8,512,733
*McAfee, Inc.	56,434	1,961,081
*MEMC Electronic Materials, Inc.	80,857	1,048,715
Microchip Technology, Inc.	65,517	1,913,752
*Micron Technology, Inc.	302,515	2,828,515
Microsoft Corp.	2,713,496	82,870,168
Molex, Inc.	48,210	1,080,386
*Motorola, Inc.	822,516	5,815,188
#National Semiconductor Corp.	84,570	1,249,945
*NetApp, Inc.	122,561	4,249,190
*Novell, Inc.	123,857	694,838
*Novellus Systems, Inc.	34,094	893,263
*Nvidia Corp.	197,335	3,102,106
Oracle Corp.	1,390,037	35,918,556
#Paychex, Inc.	114,386	3,500,212
*QLogic Corp.	40,506	784,601
QUALCOMM, Inc.	597,661	23,153,387
*Red Hat, Inc.	67,108	2,004,516
*SAIC, Inc.	108,412	1,887,453
*Salesforce.com, Inc.	39,086	3,345,762
*Sandisk Corp.	81,336	3,244,493
*Symantec Corp.	286,717	4,808,244
Tellabs, Inc.	136,688	1,241,127
*Teradata Corp.	59,287	1,723,473
#*Teradyne, Inc.	63,028	770,832
Texas Instruments, Inc.	441,645	11,487,186
#Total System Services, Inc.	70,138	1,122,909
*VeriSign, Inc.	65,237	1,779,013
Visa, Inc.	158,746	14,323,652
*Western Digital Corp.	81,309	3,340,987

8

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Western Union Co. (The)	242,809	$4,431,264
#Xerox Corp.	480,780	5,240,502
#Xilinx, Inc.	98,381	2,536,262
*Yahoo!, Inc.	423,254	6,996,389

Total Information Technology		720,400,298

Materials — (3.0%)
Air Products & Chemicals, Inc.	75,445	5,792,667
Airgas, Inc.	29,419	1,866,636
AK Steel Holding Corp.	39,070	654,422
Alcoa, Inc.	362,834	4,876,489
#Allegheny Technologies, Inc.	34,921	1,867,226
#Ball Corp.	33,457	1,780,247
Bemis Co., Inc.	38,765	1,178,844
CF Industries Holdings, Inc.	24,654	2,062,800
Cliffs Natural Resources, Inc.	48,087	3,006,880
Dow Chemical Co. (The)	409,072	12,611,690
E.I. du Pont de Nemours & Co.	321,425	12,805,572
Eastman Chemical Co.	25,855	1,730,217
#Ecolab, Inc.	84,020	4,103,537
FMC Corp.	25,788	1,641,148
Freeport-McMoRan Copper & Gold, Inc. Class B	153,119	11,565,078
#International Flavors & Fragrances, Inc.	28,108	1,407,930
International Paper Co.	154,018	4,118,441
MeadWestavco Corp.	60,909	1,654,898
Monsanto Co.	194,054	12,237,045
Newmont Mining Corp.	174,606	9,791,904
Nucor Corp.	111,990	5,075,387
*Owens-Illinois, Inc.	59,956	2,124,841
*Pactiv Corp.	47,061	1,195,820
PPG Industries, Inc.	58,981	4,150,493
Praxair, Inc.	108,934	9,125,401
Sealed Air Corp.	56,521	1,215,201
#Sigma-Aldrich Corp.	43,305	2,567,986
#*Titanium Metals Corp.	30,025	462,985
#United States Steel Corp.	50,985	2,786,840
#Vulcan Materials Co.	44,926	2,573,361
#Weyerhaeuser Co.	75,163	3,722,072

Total Materials		131,754,058

Real Estate Investment Trusts — (1.1%)
#Apartment Investment & Management Co. Class A	41,657	933,533
#AvalonBay Communities, Inc.	28,998	3,016,952
#Boston Properties, Inc.	49,419	3,897,182
#Equity Residential	100,244	4,538,046
HCP, Inc.	104,496	3,356,412
#Health Care REIT, Inc.	43,985	1,976,246
Host Marriott Corp.	232,287	3,776,987
#Kimco Realty Corp.	144,220	2,248,390
#ProLogis	168,637	2,220,949
Public Storage	48,249	4,675,811
#Simon Property Group, Inc.	103,125	9,180,187
#Ventas, Inc.	55,727	2,631,986
#Vornado Realty Trust	56,065	4,674,139

Total Real Estate Investment Trusts		47,126,820

Telecommunication Services — (2.4%)
*American Tower Corp.	143,198	5,843,910
AT&T, Inc.	2,098,903	54,697,412
CenturyTel, Inc.	106,534	3,633,875

9

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares	Value†

Telecommunication Services — (Continued)
#Frontier Communications Corp.	111,070	$884,117
*MetroPCS Communications, Inc.	92,819	708,209
Qwest Communications International, Inc.	529,157	2,767,491
#*Sprint Nextel Corp.	1,058,817	4,499,972
Verizon Communications, Inc.	1,008,453	29,134,207
Windstream Corp.	162,486	1,795,470

Total Telecommunication Services		103,964,663

Utilities — (3.1%)
*AES Corp.	237,723	2,743,323
Allegheny Energy, Inc.	60,302	1,313,378
#Ameren Corp.	84,253	2,187,208
American Electric Power Co., Inc.	170,006	5,831,206
CenterPoint Energy, Inc.	139,658	2,005,489
#CMS Energy Corp.	81,712	1,328,637
Consolidated Edison, Inc.	100,054	4,522,441
Constellation Energy Group, Inc.	71,512	2,527,949
Dominion Resources, Inc.	213,412	8,920,622
DTE Energy Co.	58,651	2,825,219
Duke Energy Corp.	465,623	7,813,154
Edison International, Inc.	115,864	3,982,246
Entergy Corp.	67,283	5,469,435
EQT Corp.	51,151	2,224,557
Exelon Corp.	234,674	10,229,440
FirstEnergy Corp.	108,405	4,105,297
FPL Group, Inc.	146,995	7,651,090
#Integrys Energy Group, Inc.	27,211	1,349,938
#Nicor, Inc.	16,083	699,771
NiSource, Inc.	98,434	1,604,474
Northeast Utilities, Inc.	62,398	1,734,040
*NRG Energy, Inc.	93,136	2,251,097
Oneok, Inc.	37,514	1,843,438
Pepco Holdings, Inc.	79,074	1,323,699
PG&E Corp.	132,054	5,783,965
Pinnacle West Capital Corp.	38,210	1,426,761
PPL Corp.	134,094	3,320,167
#Progress Energy, Inc.	101,216	4,040,543
Public Service Enterprise Group, Inc.	179,928	5,781,087
Questar Corp.	62,106	2,977,983
SCANA Corp.	39,648	1,564,907
Sempra Energy	87,838	4,319,873
#Southern Co.	291,744	10,082,673
TECO Energy, Inc.	76,020	1,287,019
Wisconsin Energy Corp.	41,571	2,182,893
Xcel Energy, Inc.	162,393	3,532,048

Total Utilities		132,787,067

TOTAL COMMON STOCKS		3,811,993,078

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.8%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $35,255,000 FHLMC 5.00%, 10/15/20, valued at $36,268,581) to be repurchased at $35,730,566	$35,730	35,730,000

10

THE U.S. LARGE COMPANY SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
SECURITIES LENDING COLLATERAL — (11.2%)
§@DFA Short Term Investment Fund	459,320,798	$ 459,320,798
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $21,128,727 FHLMC 5.765%(r), 11/01/36 & 5.934%(r), 01/01/38, valued at $15,735,279) to be repurchased at $15,277,195	$15,277	15,276,969
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $25,124,474 FNMA 6.000%, 04/01/36 & 7.000%, 11/01/37, valued at $10,176,738) to be repurchased at $9,879,737	9,880	9,879,572

TOTAL SECURITIES LENDING COLLATERAL		484,477,339

TOTAL INVESTMENTS — (100.0%) (Cost $3,473,410,694)		$4,332,200,417

11

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (91.7%)
Consumer Discretionary — (16.7%)
#*AutoNation, Inc.	520,845	$10,521,069
Carnival Corp.	2,788,461	116,278,824
CBS Corp.	4,758	77,175
#CBS Corp. Class B	3,870,469	62,740,302
#*Clear Channel Outdoor Holdings, Inc.	94,100	1,089,678
Comcast Corp. Class A	11,512,642	227,259,553
#Comcast Corp. Special Class A	3,751,193	70,709,988
#*Discovery Communications, Inc. (25470F104)	620,976	24,031,771
*Discovery Communications, Inc. (25470F302)	579,219	19,328,538
#DR Horton, Inc.	462,325	6,791,554
Foot Locker, Inc.	71,465	1,096,988
#Fortune Brands, Inc.	702,456	36,822,743
#*GameStop Corp. Class A	187,400	4,555,694
#J.C. Penney Co., Inc.	815,260	23,781,134
#Lennar Corp. Class A	672,237	13,377,516
*Liberty Media Corp. Interactive Class A	3,585,265	55,105,523
*Liberty Media-Starz Corp. Series A	295,430	16,363,868
#*Live Nation Entertainment, Inc.	108,704	1,705,566
#Macy’s, Inc.	1,912,303	44,365,430
#*MGM Mirage	1,809,588	28,754,353
#*Mohawk Industries, Inc.	392,417	25,012,660
News Corp. Class A	8,257,941	127,337,450
#News Corp. Class B	2,711,072	48,229,971
*Pulte Group, Inc.	470,248	6,155,546
#*Royal Caribbean Cruises, Ltd.	901,600	32,313,344
#*Sears Holdings Corp.	595,638	72,042,416
#Time Warner Cable, Inc.	1,980,956	111,428,775
Time Warner, Inc.	6,225,984	205,955,551
#*Toll Brothers, Inc.	904,000	20,403,280
Walt Disney Co. (The)	4,577,802	168,646,226
Washington Post Co.	24,866	12,611,041
Wendy’s/Arby’s Group, Inc.	924,537	4,909,291
#Whirlpool Corp.	239,096	26,030,382
#Wyndham Worldwide Corp.	673,297	18,051,093

Total Consumer Discretionary		1,643,884,293

Consumer Staples — (6.3%)
Archer-Daniels-Midland Co.	2,639,369	73,743,970
#Bunge, Ltd.	304,332	16,114,379
*Central European Distribution Corp.	36,400	1,261,260
*Constellation Brands, Inc. Class A	855,902	15,637,330
#Corn Products International, Inc.	428,526	15,426,936
CVS Caremark Corp.	5,818,740	214,886,068
Del Monte Foods Co.	180,561	2,697,581
J.M. Smucker Co.	527,641	32,223,036
#Kraft Foods, Inc.	3,952,916	117,006,314
Molson Coors Brewing Co.	757,690	33,611,128
*Ralcorp Holdings, Inc.	80,012	5,324,799
Safeway, Inc.	1,299,574	30,669,946
#*Smithfield Foods, Inc.	288,215	5,401,149
#SUPERVALU, Inc.	1,327,679	19,782,417
Tyson Foods, Inc. Class A	1,926,959	37,749,127

Total Consumer Staples		621,535,440

Energy — (13.2%)
Anadarko Petroleum Corp.	2,760,568	171,596,907
*Baker Hughes, Inc.	227,319	11,311,380
Chesapeake Energy Corp.	3,039,817	72,347,645

12

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
Chevron Corp.	855,223	$69,649,361
#Cimarex Energy Co.	368,647	25,097,488
ConocoPhillips	5,928,100	350,884,239
Helmerich & Payne, Inc.	488,887	19,858,590
Hess Corp.	1,215,222	77,227,358
Marathon Oil Corp.	3,398,346	109,256,824
Murphy Oil Corp.	126,690	7,620,403
#*Nabors Industries, Ltd.	1,170,876	25,255,795
National-Oilwell, Inc.	1,895,755	83,470,093
#Noble Energy, Inc.	499,005	38,123,982
#Patterson-UTI Energy, Inc.	687,685	10,514,704
#Pioneer Natural Resources Co.	650,933	41,744,333
#*Plains Exploration & Production Co.	576,596	16,900,029
*Pride International, Inc.	750,096	22,750,412
#*Rowan Cos., Inc.	465,666	13,876,847
#Smith International, Inc.	687,354	32,828,027
#Sunoco, Inc.	422,307	13,843,223
#Tesoro Petroleum Corp.	321,700	4,230,355
Tidewater, Inc.	273,715	14,673,861
Valero Energy Corp.	2,351,518	48,888,059
*Whiting Petroleum Corp.	212,514	19,196,390

Total Energy		1,301,146,305

Financials — (23.7%)
*Allegheny Corp.	37,580	11,167,273
Allied World Assurance Co. Holdings, Ltd.	151,739	6,611,268
Allstate Corp. (The)	2,668,014	87,164,017
American Financial Group, Inc.	689,393	20,288,836
#American National Insurance Co.	92,588	10,199,494
*Arch Capital Group, Ltd.	76,175	5,757,306
Aspen Insurance Holdings, Ltd.	203,151	5,481,014
Assurant, Inc.	381,139	13,884,894
Axis Capital Holdings, Ltd.	588,936	18,357,135
Bank of America Corp.	18,616,251	331,927,755
Capital One Financial Corp.	2,264,568	98,304,897
Chubb Corp.	1,484,925	78,507,985
#Cincinnati Financial Corp.	990,152	28,120,317
*CIT Group, Inc.	39,555	1,605,933
*Citigroup, Inc.	28,943,302	126,482,230
CME Group, Inc.	276,766	90,892,722
#*CNA Financial Corp.	1,676,585	47,145,570
#Comerica, Inc.	102,051	4,286,142
Discover Financial Services	1,682,368	26,009,409
#Endurance Specialty Holdings, Ltd.	12,831	472,822
#Everest Re Group, Ltd.	199,791	15,313,980
Fidelity National Financial, Inc.	945,859	14,358,140
#Fifth Third Bancorp	2,707,541	40,369,436
First American Corp.	543,016	18,772,063
#*Genworth Financial, Inc.	2,135,243	35,274,214
Hanover Insurance Group, Inc.	304,654	13,724,663
Hartford Financial Services Group, Inc.	1,690,968	48,310,956
HCC Insurance Holdings, Inc.	473,689	12,879,604
JPMorgan Chase & Co.	2,944,498	125,376,725
KeyCorp	2,906,447	26,216,152
Legg Mason, Inc.	708,866	22,463,964
Lincoln National Corp.	1,462,460	44,736,651
Loews Corp.	2,592,160	96,532,038
#Marshall & Ilsley Corp.	642,918	5,850,554
MetLife, Inc.	4,631,345	211,096,705
*NASDAQ OMX Group, Inc. (The)	370,822	7,787,262
NYSE Euronext, Inc.	1,058,346	34,533,830

13

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
#Old Republic International Corp.	1,432,884	$21,507,589
PartnerRe, Ltd.	42,900	3,328,182
People’s United Financial, Inc.	2,984	46,341
Prudential Financial, Inc.	1,954,433	124,223,761
Regions Financial Corp.	4,704,696	41,589,513
Reinsurance Group of America, Inc.	509,512	26,306,105
RenaissanceRe Holdings, Ltd.	3,924	219,548
#SunTrust Banks, Inc.	2,063,720	61,086,112
Transatlantic Holdings, Inc.	308,709	15,352,099
Travelers Cos., Inc. (The)	3,328,076	168,866,576
Unum Group	1,898,589	46,458,473
Validus Holdings, Ltd.	296,926	7,592,398
#Wesco Financial Corp.	19,805	7,507,085
White Mountains Insurance Group, Ltd.	30,224	10,384,966
#WR Berkley Corp.	66,774	1,802,898
*XL Capital, Ltd.	194,167	3,456,173
Zions Bancorporation	445,485	12,798,784

Total Financials		2,338,790,559

Health Care — (5.6%)
Aetna, Inc.	1,768,869	52,270,079
#*Boston Scientific Corp.	4,237,207	29,151,984
*CareFusion Corp.	213,810	5,896,880
#*Community Health Systems, Inc.	370,974	15,157,998
*Coventry Health Care, Inc.	478,557	11,360,943
*Health Net, Inc.	73,886	1,626,970
#*Hologic, Inc.	920,210	16,444,153
*Humana, Inc.	648,419	29,645,717
*Inverness Medical Innovations, Inc.	239,800	9,539,244
#*King Pharmaceuticals, Inc.	1,215,010	11,907,098
*Merck & Co., Inc.	87,152	3,053,806
#Omnicare, Inc.	582,523	16,188,314
PerkinElmer, Inc.	424,381	10,630,744
*Pfizer, Inc.	387,911	6,485,872
Teleflex, Inc.	52,080	3,193,546
*Thermo Fisher Scientific, Inc.	1,696,073	93,758,915
*UnitedHealth Group, Inc.	2,645,609	80,188,409
*Watson Pharmaceuticals, Inc.	353,613	15,141,709
*WellPoint, Inc.	2,580,122	138,810,564

Total Health Care		550,452,945

Industrials — (13.0%)
#*AGCO Corp.	248,663	8,708,178
#*Covanta Holding Corp.	73,962	1,292,856
CSX Corp.	2,287,204	128,197,784
Eaton Corp.	395,650	30,528,354
FedEx Corp.	563,693	50,738,007
General Electric Co.	18,948,832	357,374,971
#*Hertz Global Holdings, Inc.	916,687	13,255,294
#Ingersoll-Rand P.L.C.	635,764	23,510,553
#*Kansas City Southern.	228,073	9,248,360
KBR, Inc.	30,162	665,977
L-3 Communications Holdings, Inc.	23,585	2,206,848
Masco Corp.	937,149	15,209,928
Norfolk Southern Corp.	2,186,220	129,708,433
#Northrop Grumman Corp.	1,926,678	130,686,569
*Owens Corning	54,270	1,887,511
Pentair, Inc.	341,927	12,364,080
R. R. Donnelley & Sons Co.	705,088	15,152,341
Republic Services, Inc.	695,894	21,593,591
#Ryder System, Inc.	319,005	14,840,113

14

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
Southwest Airlines Co.	4,297,932	$56,646,744
#SPX Corp.	69,937	4,887,198
*Terex Corp.	111,500	2,956,980
Timken Co.	217,642	7,656,646
Tyco International, Ltd.	336,967	13,070,950
Union Pacific Corp.	2,835,808	214,557,233
*URS Corp.	356,821	18,322,758

Total Industrials		1,285,268,257

Information Technology — (3.5%)
Activision Blizzard, Inc.	1,862,769	20,639,480
#*AOL, Inc.	555,835	12,984,306
*Arrow Electronics, Inc.	532,232	16,233,076
*Avnet, Inc.	860,267	27,502,736
AVX Corp.	179,574	2,774,418
*Computer Sciences Corp.	946,932	49,609,767
Fidelity National Information Services, Inc.	135,015	3,549,544
*IAC/InterActiveCorp	815,025	18,272,860
*Ingram Micro, Inc.	969,555	17,607,119
*MEMC Electronic Materials, Inc.	90,051	1,167,961
#*Micron Technology, Inc.	3,863,757	36,126,128
#*Sandisk Corp.	606,339	24,186,863
*Tech Data Corp.	196	8,408
Tellabs, Inc.	1,931,218	17,535,459
Tyco Electronics, Ltd.	1,547,828	49,716,235
#Xerox Corp.	4,141,401	45,141,271

Total Information Technology		343,055,631

Materials — (4.2%)
Alcoa, Inc.	5,082,514	68,308,988
Ashland, Inc.	259,363	15,447,660
#*Domtar Corp.	126,265	8,944,613
Dow Chemical Co. (The)	3,982,926	122,793,609
Huntsman Corp.	222,502	2,538,748
International Paper Co.	2,281,591	61,009,743
#MeadWestavco Corp.	1,023,001	27,794,937
Reliance Steel & Aluminum Co.	300,700	14,677,167
Steel Dynamics, Inc.	265,818	4,176,001
#United States Steel Corp.	567,570	31,023,376
#Vulcan Materials Co.	129,233	7,402,466
#Weyerhaeuser Co.	1,105,551	54,746,886

Total Materials		418,864,194

Telecommunication Services — (4.6%)
AT&T, Inc.	11,233,286	292,739,433
CenturyTel, Inc.	796,609	27,172,333
#*Sprint Nextel Corp.	11,713,380	49,781,865
#Telephone & Data Systems, Inc.	309,373	10,722,868
Telephone & Data Systems, Inc. Special Shares	251,163	7,605,216
*United States Cellular Corp.	264,225	11,118,588
Verizon Communications, Inc.	1,782,841	51,506,276

Total Telecommunication Services		450,646,579

Utilities — (0.9%)
*AES Corp.	712,304	8,219,988
*Calpine Corp.	1,079,562	14,714,430
*Mirant Corp.	132,736	1,547,702
*NRG Energy, Inc.	494,999	11,964,126
Public Service Enterprise Group, Inc.	1,267,773	40,733,546

15

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†

Utilities — (Continued)
Questar Corp.	207,166	$9,933,610

Total Utilities		87,113,402

TOTAL COMMON STOCKS		9,040,757,605

	Face Amount
	(000)
TEMPORARY CASH INVESTMENTS — (0.1%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $20,140,000 FNMA 6.00%, 10/01/38, valued at $13,730,091) to be repurchased at $13,526,214	$13,526	13,526,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.2%)
§@DFA Short Term Investment Fund	768,077,029	768,077,029
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $65,858,702 FNMA 2.688%(r), 03/01/35 & 6.122%(r), 08/01/37, valued at $26,313,027) to be repurchased at $25,547,006	$25,547	25,546,628
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $29,140,000 FNMA 5.000%, 05/01/34 & 6.000%, 08/01/36, valued at $17,138,431) to be repurchased at $16,638,109	16,638	16,637,832

TOTAL SECURITIES LENDING COLLATERAL		810,261,489

TOTAL INVESTMENTS — (100.0%) (Cost $7,449,431,817)		$9,864,545,094

16

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (84.1%)
AUSTRALIA — (5.2%)
Alumina, Ltd.	2,104,308	$2,971,710
#Alumina, Ltd. Sponsored ADR	172,484	967,635
Amcor, Ltd.	2,298,994	13,912,991
Amcor, Ltd. Sponsored ADR	77,103	1,863,580
*Asciano Group, Ltd.	1,652,988	2,565,294
Australia & New Zealand Banking Group, Ltd.	3,176,183	70,350,159
#Bank of Queensland, Ltd.	183,765	2,129,139
Bendigo Bank, Ltd.	508,992	4,602,751
*BlueScope Steel, Ltd.	4,756,814	11,413,423
Boral, Ltd.	1,228,616	6,641,924
#Caltex Australia, Ltd.	265,507	2,833,647
#Crown, Ltd.	1,179,954	8,896,772
CSR, Ltd.	2,677,178	4,266,846
Downer EDI, Ltd.	547,370	3,499,524
#Fairfax Media, Ltd.	3,339,114	5,269,784
Goodman Fielder, Ltd.	2,376,765	3,190,317
Harvey Norman Holdings, Ltd.	722,542	2,255,848
Incitec Pivot, Ltd.	4,149,776	12,269,031
Insurance Australia Group, Ltd.	2,620,594	9,214,893
Lend Lease Group NL	755,364	5,945,430
#Macquarie Group, Ltd.	410,696	18,727,749
National Australia Bank, Ltd.	2,342,165	59,839,711
OneSteel, Ltd.	1,841,739	5,923,432
Origin Energy, Ltd.	1,191,927	17,926,365
*OZ Minerals, Ltd.	4,190,871	4,411,252
Primary Health Care, Ltd.	339,197	1,270,209
*Qantas Airways, Ltd.	2,850,317	7,380,267
Santos, Ltd.	983,576	12,478,552
Sims Metal Management, Ltd.	100,420	1,887,692
#*Sims Metal Management, Ltd. Sponsored ADR	124,013	2,333,925
Suncorp-Metway, Ltd.	2,664,601	22,021,061
TABCORP Holdings, Ltd.	1,277,891	8,071,092
Tatts Group, Ltd.	1,897,509	4,329,953
Toll Holdings, Ltd.	42,533	277,819
Washington H. Soul Pattinson & Co., Ltd.	113,801	1,498,792
Wesfarmers, Ltd.	2,331,991	62,514,415

TOTAL AUSTRALIA		405,952,984

AUSTRIA — (0.5%)
#Erste Group Bank AG	360,535	16,007,238
#OMV AG	383,710	13,711,044
Voestalpine AG	175,999	6,546,589

TOTAL AUSTRIA		36,264,871

BELGIUM — (0.6%)
Delhaize Group SA	201,237	16,641,597
Delhaize Group SA Sponsored ADR	52,900	4,378,533
*KBC Groep NV	209,898	9,391,227
Solvay SA	55,899	5,338,105
#UCB SA	278,888	10,803,265

TOTAL BELGIUM		46,552,727

CANADA — (8.9%)
Astral Media, Inc. Class A	40,138	1,394,833
#Bank of Montreal	680,265	42,250,363
BCE, Inc.	651,325	19,569,245
Canadian Pacific Railway, Ltd.	427,751	25,215,328
#Canadian Tire Corp. Class A	166,647	9,173,952

17

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

CANADA — (Continued)
Cenovus Energy, Inc.	671,498	$19,745,664
*CGI Group, Inc.	400,789	5,934,108
Empire Co., Ltd. Class A	65,500	3,416,214
#EnCana Corp.	1,307,643	43,253,401
Ensign Energy Services, Inc.	128,319	1,734,416
Fairfax Financial Holdings, Ltd.	46,500	17,624,040
George Weston, Ltd.	123,800	8,885,861
*Gerdau Ameristeel Corp.	403,761	3,040,728
#Goldcorp, Inc.	353,927	15,299,207
Husky Energy, Inc.	257,420	7,275,574
Industrial Alliance Insurance & Financial Services, Inc.	140,300	4,839,646
Inmet Mining Corp.	87,300	4,531,728
Intact Financial Corp.	128,700	5,574,719
Loblaw Cos., Ltd.	184,013	6,764,172
*Lundin Mining Corp.	373,700	1,762,181
*Magna International, Inc. Class A	243,268	15,997,541
#Manitoba Telecom Services, Inc.	40,500	1,295,777
#Manulife Financial Corp.	2,074,478	37,413,307
#Metro, Inc. Class A	137,300	6,068,882
#National Bank of Canada	135,767	8,299,991
Nexen, Inc.	364,697	8,867,903
Onex Corp.	110,200	3,192,741
*Sino-Forest Corp.	181,392	3,224,985
#Sun Life Financial, Inc.	1,262,400	37,121,370
Suncor Energy, Inc.	1,057,029	36,160,423
Talisman Energy, Inc.	1,688,236	28,735,578
*Teck Resources, Ltd. Class B	1,418,230	55,735,127
Telus Corp.	216,152	7,675,332
#Thomson Reuters Corp.	1,832,184	66,014,899
#Toronto Dominion Bank	944,998	70,237,595
#TransAlta Corp.	238,600	4,909,175
TransCanada Corp.	1,065,371	37,588,991
*Viterra, Inc.	460,598	3,899,530
Yamana Gold, Inc.	1,625,161	17,742,701

TOTAL CANADA		697,467,228

DENMARK — (1.2%)
#A.P. Moller - Maersk A.S.	3,478	29,202,033
#Carlsberg A.S. Series B	277,074	22,393,108
Danisco A.S.	107,780	7,783,151
*Danske Bank A.S.	1,119,258	29,221,312
*Jyske Bank A.S.	111,779	4,514,741
#*Sydbank A.S.	60,841	1,783,154

TOTAL DENMARK		94,897,499

FINLAND — (0.8%)
Fortum Oyj	117,713	3,041,616
#Kesko Oyj	152,447	5,909,732
#Neste Oil Oyj	302,274	4,893,310
Outokumpu Oyj	149,777	3,149,931
#Sampo Oyj	524,829	12,900,273
#Stora Enso Oyj Series R	1,304,065	10,887,536
Stora Enso Oyj Sponsored ADR	91,500	753,960
UPM-Kymmene Oyj	1,160,850	16,659,214
UPM-Kymmene Oyj Sponsored ADR	69,300	991,683

TOTAL FINLAND		59,187,255

FRANCE — (7.0%)
#*Air France-KLM SA	320,673	5,045,119
#AXA SA	2,818,397	56,008,406

18

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

FRANCE — (Continued)
#AXA SA Sponsored ADR	140,900	$2,699,644
BNP Paribas SA	913,891	62,771,738
Capgemini SA	259,094	13,050,337
#Casino Guichard Perrachon SA	93,798	8,279,859
*Cie Generale de Geophysique-Veritas SA Sponsored ADR	18,604	559,236
#Ciments Francais SA	26,702	2,697,179
#CNP Assurances SA	72,302	6,086,160
#Compagnie de Saint-Gobain SA	846,142	41,770,221
Compagnie Generale des Establissements Michelin SA Series B	218,195	15,807,031
Credit Agricole SA	1,845,722	26,384,689
European Aeronautic Defence & Space Co. SA	968,650	17,990,743
France Telecom SA	410,711	8,991,156
#GDF Suez SA	475,415	16,907,421
*Groupe Eurotunnel SA	429,121	3,918,570
Lafarge SA	467,217	33,874,309
#Lagardere SCA	238,722	9,628,370
*Natixis SA	1,090,903	5,578,967
#*Peugeot SA	325,797	9,622,237
PPR SA	161,317	21,680,968
#*Renault SA	500,084	23,168,934
*Rexel SA	70,707	1,199,264
Safran SA	312,438	7,938,383
Schneider Electric SA	1,725	195,837
#SCOR SE	193,766	4,570,710
Societe Generale Paris SA	996,332	53,203,436
STMicroelectronics NV	1,542,301	14,281,251
#Vivendi SA	2,686,677	70,478,172

TOTAL FRANCE		544,388,347

GERMANY — (6.8%)
#Allianz SE	459,625	52,559,795
Allianz SE Sponsored ADR	2,834,240	32,140,282
Bayerische Motoren Werke AG	915,762	45,290,896
#*Commerzbank AG	1,089,462	8,553,617
Daimler AG (5529027)	1,684,003	86,179,238
#Daimler AG (D1668R123)	404,583	20,609,458
Deutsche Bank AG (5750355)	774,190	54,036,753
#Deutsche Bank AG (D18190898)	202,227	13,888,950
Deutsche Lufthansa AG	464,311	7,721,225
#*Deutsche Postbank AG	95,853	3,267,717
#Deutsche Telekom AG	2,621,866	34,493,460
Deutsche Telekom AG Sponsored ADR	2,809,150	33,681,708
#E.ON AG	545,840	20,187,394
Fraport AG	41,329	2,142,909
Generali Deutschland Holding AG	20,937	2,336,621
#*Hannover Rueckversicherung AG	110,141	5,195,805
#Heidelberger Zement AG	185,665	11,456,085
Hochtief AG	8,774	723,195
#Linde AG	113,862	13,604,677
#Munchener Rueckversicherungs-Gesellschaft AG	398,730	56,194,541
Porsche Automobil Holding SE	190,907	11,047,376
*Salzgitter AG	79,216	6,418,354
SCA Hygiene Products SE	3,195	1,499,886
ThyssenKrupp AG	368,208	11,973,095

TOTAL GERMANY		535,203,037

GREECE — (0.2%)
*Agricultural Bank of Greece S.A.	285,278	514,560
*Alpha Bank A.E.	278,473	2,255,454
*EFG Eurobank Ergasias S.A.	385,650	3,100,125
Hellenic Petroleum S.A.	355,700	3,831,869

19

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

GREECE — (Continued)
#National Bank of Greece S.A. ADR	619,230	$2,018,690
*Piraeus Bank S.A.	174,541	1,314,473

TOTAL GREECE		13,035,171

HONG KONG — (1.9%)
*Cathay Pacific Airways, Ltd.	1,288,000	2,676,410
Cheung Kong Holdings, Ltd.	2,795,000	34,449,768
*Dah Sing Financial Holdings, Ltd.	161,600	917,855
Great Eagle Holdings, Ltd.	471,721	1,320,054
Hang Lung Group, Ltd.	1,013,000	4,948,787
#Henderson Land Development Co., Ltd.	1,995,000	12,511,176
Hong Kong & Shanghai Hotels, Ltd.	1,164,505	1,835,447
Hopewell Holdings, Ltd.	690,669	2,012,941
Hutchison Whampoa, Ltd.	5,568,000	38,213,768
Hysan Development Co., Ltd.	1,029,302	3,013,362
New World Development Co., Ltd.	4,190,974	7,433,574
Pacific Basin Shipping, Ltd.	301,000	227,608
#Sino Land Co., Ltd.	1,789,315	3,211,057
Sun Hung Kai Properties, Ltd.	1,169,827	16,203,753
Wharf Holdings, Ltd.	1,065,990	5,778,723
Wheelock & Co., Ltd.	3,482,000	10,729,071

TOTAL HONG KONG		145,483,354

IRELAND — (0.1%)
#CRH P.L.C. Sponsored ADR	227,160	6,494,504

ITALY — (2.2%)
Banca Monte Dei Paschi di Siena SpA	5,698,737	7,890,320
Banca Popolare di Milano Scarl	982,340	5,524,791
*Banco Popolare Scarl	426,228	2,728,955
*Fiat SpA	310,905	4,080,758
#Fondiaria - SAI SpA	167,605	2,321,691
#*Intesa Sanpaolo SpA	11,201,860	36,920,433
Italcementi SpA	273,413	3,109,109
#Telecom Italia SpA	5,476,933	7,657,304
#Telecom Italia SpA Sponsored ADR	1,874,500	25,961,825
*UniCredit SpA	22,325,370	58,508,215
Unione di Banche Italiane ScpA	1,533,872	18,995,208
#*Unipol Gruppo Finanziario SpA	1,822,774	1,908,920

TOTAL ITALY		175,607,529

JAPAN — (14.9%)
#77 Bank, Ltd. (The)	737,372	4,190,115
#AEON Co., Ltd.	1,886,800	21,603,280
Aisin Seiki Co., Ltd.	282,500	8,584,887
Ajinomoto Co., Inc.	1,285,000	12,069,125
Alfresa Holdings Corp.	50,400	2,529,166
Amada Co., Ltd.	644,000	5,287,325
Aozora Bank, Ltd.	943,000	1,352,054
Asahi Glass Co., Ltd.	119,000	1,406,179
Asahi Kasei Corp.	503,000	2,827,667
#Asatsu-DK, Inc.	32,500	862,308
Awa Bank, Ltd. (The)	65,600	364,255
Bank of Iwate, Ltd. (The)	19,600	1,073,808
Bank of Kyoto, Ltd. (The)	620,400	5,451,100
Bank of Yokohama, Ltd. (The)	978,000	5,085,023
Bridgestone Corp.	1,122,200	18,702,608
Canon Marketing Japan, Inc.	124,900	1,952,518
Casio Computer Co., Ltd.	249,300	1,960,355
Chiba Bank, Ltd. (The)	881,000	5,579,339
#Chudenko Corp.	41,100	510,328

20

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Chugoku Bank, Ltd. (The)	297,800	$3,817,697
Chuo Mitsui Trust Holdings, Inc.	455,689	1,738,665
Citizen Holdings Co., Ltd.	377,500	2,621,905
Coca-Cola West Co., Ltd.	109,007	1,928,614
Comsys Holdings Corp.	151,700	1,421,742
Cosmo Oil Co., Ltd.	1,212,364	3,268,109
#Credit Saison Co., Ltd.	298,900	4,371,500
Dai Nippon Printing Co., Ltd.	1,416,000	19,616,953
Daicel Chemical Industries, Ltd.	515,000	3,301,535
#*Daido Steel Co., Ltd.	398,000	1,691,815
#Dainippon Sumitomo Pharma Co., Ltd.	202,900	1,680,253
Daishi Bank, Ltd. (The)	573,932	1,937,709
Daiwa House Industry Co., Ltd.	916,000	9,855,899
Daiwa Securities Group, Inc.	1,202,000	6,217,116
Denso Corp.	156,388	4,563,902
Dentsu, Inc.	8,000	217,746
DIC Corp.	123,000	263,611
*Fuji Heavy Industries, Ltd.	1,318,000	7,376,489
Fuji Television Network, Inc.	761	1,221,767
FUJIFILM Holdings Corp.	1,327,000	45,478,278
Fujikura, Ltd.	624,000	3,333,257
Fukuoka Financial Group, Inc.	1,560,000	6,768,495
#Glory, Ltd.	77,800	1,980,328
Gunma Bank, Ltd. (The)	699,397	3,772,866
#H2O Retailing Corp.	198,000	1,378,394
Hachijuni Bank, Ltd. (The)	993,231	5,571,524
Hakuhodo Dy Holdings, Inc.	31,000	1,761,036
Hankyu Hanshin Holdings, Inc.	294,000	1,369,661
Higo Bank, Ltd. (The)	376,000	2,043,147
Hino Motors, Ltd.	279,000	1,404,496
#Hiroshima Bank, Ltd. (The)	265,000	1,086,335
Hitachi Capital Corp.	47,100	711,159
#Hitachi High-Technologies Corp.	118,800	2,590,210
Hitachi Transport System, Ltd.	111,000	1,605,600
*Hitachi, Ltd.	5,647,000	24,819,272
#*Hitachi, Ltd. Sponsored ADR	144,840	6,354,131
Hokkoku Bank, Ltd. (The)	435,409	1,545,262
*Hokuhoku Financial Group, Inc.	1,505,000	2,992,495
#House Foods Corp.	119,500	1,724,063
Hyakugo Bank, Ltd. (The)	475,028	2,136,669
Hyakujishi Bank, Ltd. (The)	329,000	1,345,005
Idemitsu Kosan Co., Ltd.	51,124	4,234,851
*Inpex Corp.	808	5,685,989
Isetan Mitsukoshi Holdings, Ltd.	736,300	8,503,391
*Isuzu Motors, Ltd.	21,000	66,815
ITOCHU Corp.	866,000	7,502,728
Iyo Bank, Ltd. (The)	285,000	2,652,754
J Front Retailing Co., Ltd.	928,000	5,404,572
#Joyo Bank, Ltd. (The)	1,234,000	5,133,270
JS Group Corp.	561,100	11,004,250
JTEKT Corp.	233,600	2,684,192
Juroku Bank, Ltd.	400,000	1,510,476
*JX Holdings, Inc.	5,279,233	29,449,280
Kagoshima Bank, Ltd. (The)	358,143	2,356,576
#Kajima Corp.	1,481,000	3,763,033
Kamigumi Co., Ltd.	519,000	4,286,926
Kandenko Co., Ltd.	129,000	841,788
Kaneka Corp.	580,542	3,663,749
Kansai Paint Co., Ltd.	64,000	485,115
*Kawasaki Kisen Kaisha, Ltd.	899,087	3,821,131
Keiyo Bank, Ltd. (The)	317,000	1,474,170

21

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Kewpie Corp.	130,400	$1,437,447
Kinden Corp.	285,000	2,529,063
Kobe Steel, Ltd.	3,785,000	8,447,758
Kuraray Co., Ltd.	30,500	399,277
Kyocera Corp.	327,900	32,923,249
#Kyocera Corp. Sponsored ADR	13,600	1,336,200
*Kyowa Hakko Kirin Co., Ltd.	478,000	5,015,476
Mabuchi Motor Co., Ltd.	27,100	1,493,693
Marui Group Co., Ltd.	542,642	4,289,737
#Maruichi Steel Tube, Ltd.	48,300	928,119
Mazda Motor Corp.	3,005,000	8,873,976
Medipal Holdings Corp.	255,700	3,187,967
#Meiji Holdings Co., Ltd.	127,495	4,602,684
Mitsubishi Chemical Holdings Corp.	2,534,000	13,524,323
Mitsubishi Gas Chemical Co., Inc.	589,000	3,551,650
Mitsubishi Heavy Industries, Ltd.	7,959,000	32,059,477
Mitsubishi Logistics Corp.	205,000	2,680,305
#*Mitsubishi Materials Corp.	2,316,000	6,941,833
#Mitsubishi Tanabe Pharma Corp.	546,000	7,224,072
#Mitsubishi UFJ Financial Group, Inc. ADR	1,696,633	8,771,593
Mitsui Chemicals, Inc.	1,443,800	4,742,467
Mitsui Mining & Smelting Co., Ltd.	359,000	983,763
Mitsui O.S.K. Lines, Ltd.	546,000	4,081,995
Mitsumi Electric Co., Ltd.	137,400	2,989,796
Mizuho Securities Co., Ltd.	1,006,000	2,786,379
MS&AD Insurance Group Holdings, Inc.	746,653	21,460,717
Nagase & Co., Ltd.	235,889	2,813,833
#Namco Bandai Holdings, Inc.	315,800	3,151,153
#Nanto Bank, Ltd. (The)	270,000	1,440,805
NEC Corp.	5,322,101	17,523,047
#NGK Spark Plug Co., Ltd.	134,000	1,818,305
Nippon Express Co., Ltd.	1,716,238	8,085,736
Nippon Kayaku Co., Ltd.	6,000	52,739
Nippon Meat Packers, Inc.	369,536	4,668,118
Nippon Paper Group, Inc.	192,200	5,397,853
Nippon Sheet Glass Co., Ltd.	1,171,739	3,848,928
Nippon Shokubai Co., Ltd.	234,000	2,115,231
Nippon Television Network Corp.	10,790	1,612,580
Nippon Yusen K.K.	2,813,000	11,564,855
Nishi-Nippon Bank, Ltd.	1,236,569	3,558,692
*Nissan Motor Co., Ltd.	4,257,200	37,042,570
Nisshin Steel Co., Ltd.	1,248,000	2,639,024
Nisshinbo Holdings, Inc.	305,000	3,239,632
*NKSJ Holdings, Inc.	1,060,000	7,695,960
NOK Corp.	162,200	2,757,069
NSK, Ltd.	45,000	343,263
NTN Corp.	636,000	2,792,914
Obayashi Corp.	1,650,682	7,375,517
Ogaki Kyoritsu Bank, Ltd. (The)	334,000	1,093,475
Oji Paper Co., Ltd.	1,769,000	8,333,683
Ono Pharmaceutical Co., Ltd.	92,600	3,830,979
#Onward Holdings Co., Ltd.	278,000	2,299,565
Panasonic Corp. Sponsored ADR	43,005	627,873
Panasonic Electric Works Co., Ltd.	575,000	7,078,873
Rengo Co., Ltd.	281,000	1,614,323
#Ricoh Co., Ltd.	1,541,000	26,177,935
Rohm Co., Ltd.	206,000	15,266,667
San-in Godo Bank, Ltd. (The)	309,900	2,374,713
Sapporo Hokuyo Holdings, Inc.	452,900	2,084,546
SBI Holdings, Inc.	30,567	6,556,067
Seiko Epson Corp.	260,800	4,620,090

22

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

JAPAN — (Continued)
Seino Holdings Co., Ltd.	295,000	$2,127,210
Sekisui Chemical Co., Ltd.	867,000	5,921,045
Sekisui House, Ltd.	1,224,000	11,667,257
Seven & I Holdings Co., Ltd.	896,800	22,932,156
Sharp Corp.	706,000	9,144,123
#Shiga Bank, Ltd.	332,185	1,982,415
Shimachu Co., Ltd.	70,700	1,470,133
Shimizu Corp.	1,371,000	5,491,994
#Shinsei Bank, Ltd.	1,542,000	2,001,264
Shizuoka Bank, Ltd.	738,000	6,192,465
Showa Denko K.K.	1,456,000	3,309,433
*Showa Shell Sekiyu K.K.	282,300	1,914,388
SKY Perfect JSAT Holdings, Inc.	3,029	1,217,581
Sohgo Security Services Co., Ltd.	101,300	1,129,739
Sojitz Corp.	2,155,700	3,887,536
Sony Corp.	652,500	22,340,946
Sony Corp. Sponsored ADR	1,725,386	59,042,709
Sumitomo Bakelite Co., Ltd.	347,000	1,911,993
Sumitomo Chemical Co., Ltd.	1,982,000	9,365,599
Sumitomo Corp.	2,891,700	34,821,584
Sumitomo Electric Industries, Ltd.	1,926,800	23,711,110
Sumitomo Forestry Co., Ltd.	158,000	1,332,264
Sumitomo Heavy Industries, Ltd.	384,000	2,524,405
Sumitomo Rubber Industries, Ltd.	230,300	2,058,573
Sumitomo Trust & Banking Co., Ltd.	2,806,000	16,969,418
Suzuken Co., Ltd.	126,100	4,822,344
*Taiheiyo Cement Corp.	1,638,800	2,317,477
Taisei Corp.	2,041,703	4,651,643
Taisho Pharmaceutical Co., Ltd.	219,000	3,983,164
#Takashimaya Co., Ltd.	492,634	4,670,457
#*Takata Corp.	36,900	925,282
TDK Corp.	188,500	12,064,132
Teijin, Ltd.	1,876,862	5,988,901
Toda Corp.	385,000	1,394,054
Tokai Rika Co., Ltd.	34,200	733,857
Tokuyama Corp.	486,000	2,721,785
Tokyo Broadcasting System, Inc.	64,600	1,117,011
#Tokyo Steel Manufacturing Co., Ltd.	194,300	2,603,732
*Tokyo Tatemono Co., Ltd.	568,000	2,619,327
Tokyu Land Corp.	38,000	162,427
Toppan Printing Co., Ltd.	1,260,000	11,490,383
#Tosoh Corp.	1,044,000	2,939,252
TOTO, Ltd.	17,000	114,444
#Toyo Seikan Kaisha, Ltd.	346,349	5,959,109
#Toyobo Co., Ltd.	743,000	1,241,733
Toyota Auto Body Co., Ltd.	105,100	1,689,266
#*Toyota Motor Corp. Sponsored ADR	72,730	5,606,756
Toyota Tsusho Corp.	454,500	6,778,407
TV Asahi Corp.	755	1,232,481
UNY Co., Ltd.	339,550	3,080,104
#Wacoal Corp.	116,000	1,480,301
Yamaguchi Financial Group, Inc.	414,148	4,146,917
Yamaha Corp.	297,100	3,633,823
*Yamaha Motor Co., Ltd.	27,300	402,755
Yamato Holdings Co., Ltd.	124,400	1,777,638
#Yamazaki Baking Co., Ltd.	152,000	1,941,183
#*Yokogawa Electric Corp.	69,000	589,737
Yokohama Rubber Co., Ltd.	437,000	2,041,118

TOTAL JAPAN		1,166,949,175

23

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (0.0%)
*Rekapacific Berhad	691,000	$—

NETHERLANDS — (3.7%)
*Aegon NV	3,202,429	22,397,817
#*Akzo Nobel NV	70,259	4,154,739
#ArcelorMittal NV	2,446,831	95,219,011
*ING Groep NV	3,093,625	27,305,359
*ING Groep NV Sponsored ADR	999,504	8,865,600
Koninklijke Ahold NV	1,076,007	14,754,343
Koninklijke DSM NV	443,200	19,796,362
Koninklijke Philips Electronics NV	2,870,499	96,388,982
Philips Electronics NV ADR	137,395	4,580,749

TOTAL NETHERLANDS		293,462,962

NEW ZEALAND — (0.1%)
Contact Energy, Ltd.	960,736	4,348,832
Fletcher Building, Ltd.	685,164	4,158,292

TOTAL NEW ZEALAND		8,507,124

NORWAY — (1.0%)
#*DnB NOR ASA Series A	2,258,695	26,731,923
#*Marine Harvest ASA	5,002,000	4,641,297
#*Norsk Hydro ASA	2,002,345	15,376,141
#*Norsk Hydro ASA Sponsored ADR	59,900	459,433
#Orkla ASA	2,700,350	22,647,998
#*Storebrand ASA	713,900	5,369,257

TOTAL NORWAY		75,226,049

PORTUGAL — (0.1%)
#Banco BPI SA	275,646	619,538
#Banco Comercial Portugues SA	3,941,284	3,701,680
#*Banco Espirito Santo SA	747,704	3,579,350
Cimpor Cimentos de Portugal SA	129,009	935,659

TOTAL PORTUGAL		8,836,227

SINGAPORE — (1.4%)
CapitaLand, Ltd.	3,729,000	10,072,865
City Developments, Ltd.	509,000	3,910,419
DBS Group Holdings, Ltd.	3,126,750	34,428,620
Fraser & Neave, Ltd.	2,351,450	8,355,490
*Golden Agri-Resources, Ltd.	13,635,000	5,759,747
Neptune Orient Lines, Ltd.	1,457,000	2,285,459
#Overseas-Chinese Banking Corp., Ltd.	2,262,777	14,370,678
Singapore Airlines, Ltd.	1,568,600	17,221,214
Singapore Airport Terminal Services, Ltd.	726,078	1,477,947
Singapore Land, Ltd.	532,000	2,605,581
United Industrial Corp., Ltd.	1,391,000	2,104,866
United Overseas Bank, Ltd.	333,000	4,871,765
UOL Group, Ltd.	1,376,600	3,821,126
Venture Corp., Ltd.	48,000	343,382
Wheelock Properties, Ltd.	476,000	669,668

TOTAL SINGAPORE		112,298,827

SPAIN — (3.0%)
#Acciona SA	93,126	9,230,718
#Acerinox SA	95,971	1,910,572
#Banco de Sabadell SA	3,378,296	17,141,100
#Banco Espanol de Credito SA	400,117	4,099,802
#Banco Popular Espanol SA	2,693,529	19,071,718
#Banco Santander SA	3,335,415	42,411,010

24

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

SPAIN — (Continued)
#Banco Santander SA Sponsored ADR	3,712,454	$45,811,682
#*Cia Espanola de Petroleos SA	15,060	426,101
Criteria Caixacorp SA	2,266,101	11,301,206
#Fomento de Construcciones y Contratas SA	41,871	1,370,174
#Gas Natural SDG SA	763,596	13,036,732
Iberdrola Renovables SA	1,757,347	6,812,929
#Mapfre SA	235,202	769,848
Repsol YPF SA	1,204,043	28,270,650
#Repsol YPF SA Sponsored ADR	1,432,181	33,584,644
#*Sacyr Vallehermoso SA	335,900	2,562,858

TOTAL SPAIN		237,811,744

SWEDEN — (2.7%)
#Boliden AB	91,703	1,261,694
Holmen AB Series A	6,300	166,484
Nordea Bank AB	6,583,962	64,234,663
*Skandinaviska Enskilda Banken AB Series A	2,552,148	17,397,342
*Skandinaviska Enskilda Banken AB Series C	9,800	67,662
SSAB AB Series A	507,586	8,887,877
SSAB AB Series B	233,785	3,632,826
#Svenska Cellulosa AB	57,000	727,856
#Svenska Cellulosa AB Series B	1,586,671	20,674,187
#Svenska Handelsbanken AB Series A	678,329	19,021,336
*Swedbank AB Series A	922,127	9,928,527
Tele2 AB Series B	738,141	12,474,484
#Telefonaktiebolaget LM Ericsson AB Sponsored ADR	706,832	8,128,568
TeliaSonera AB	3,425,168	23,476,721
#Volvo AB Series A	705,038	8,561,397
#Volvo AB Series B	899,796	11,163,253

TOTAL SWEDEN		209,804,877

SWITZERLAND — (6.1%)
#Adecco SA	351,751	20,689,259
#Baloise Holding AG	200,163	15,761,142
Banque Cantonale Vaudoise AG	7,063	3,106,050
Compagnie Financiere Richemont SA Series A	1,205,682	44,470,307
#Credit Suisse Group AG	1,671,311	76,709,453
#Credit Suisse Group AG Sponsored ADR	840,377	38,405,229
Givaudan SA	15,362	13,367,647
#*Holcim, Ltd. AG	739,477	55,104,807
#*Novartis AG ADR	276,392	14,054,533
#PSP Swiss Property AG	95,780	5,700,447
St. Galler Kantonalbank AG	5,534	2,453,274
#Swatch Group AG	34,658	10,153,534
Swiss Life Holding AG	123,557	15,019,057
*Swiss Reinsurance Co., Ltd. AG	931,611	40,402,531
*UBS AG	3,481,616	53,937,826
Zurich Financial Services AG	322,634	71,526,291

TOTAL SWITZERLAND		480,861,387

UNITED KINGDOM — (15.7%)
*Anglo American P.L.C.	1,196,479	50,821,561
Associated British Foods P.L.C.	1,626,798	24,992,073
Aviva P.L.C.	7,396,866	39,102,707
#Barclays P.L.C. Sponsored ADR	2,451,654	50,062,775
#*British Airways P.L.C.	3,372,757	11,693,708
Carnival P.L.C.	658,867	28,541,783
#Carnival P.L.C. ADR	241,674	10,416,149
*easyJet P.L.C.	687,918	4,943,813
#HSBC Holdings P.L.C. Sponsored ADR	2,052,635	104,458,595

25

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value††

UNITED KINGDOM — (Continued)
International Power P.L.C.	6,483,180	$32,815,963
Investec P.L.C.	672,931	5,322,278
*Kazakhmys P.L.C.	729,615	15,457,470
Kingfisher P.L.C.	10,285,817	39,200,367
Legal & General Group P.L.C.	15,758,133	20,490,935
#*Lloyds Banking Group P.L.C. Sponsored ADR	2,857,128	11,628,511
Mondi P.L.C.	1,450,865	9,793,636
*Old Mutual P.L.C.	9,616,350	16,971,702
Pearson P.L.C.	820,157	13,106,954
#Pearson P.L.C. Sponsored ADR	1,845,066	29,465,704
*Resolution, Ltd. P.L.C.	2,700,812	3,007,764
Rexam P.L.C.	4,277,874	21,093,785
*Rolls-Royce Group P.L.C. (3283648)	374,434	3,299,324
*Rolls-Royce Group P.L.C. (B61JG65)	66,344,400	101,511
*Royal Bank of Scotland Group P.L.C.	15,142,602	12,391,286
#*Royal Bank of Scotland Group P.L.C. Sponsored ADR	108,519	1,774,286
#Royal Dutch Shell P.L.C. ADR	2,647,536	160,652,484
RSA Insurance Group P.L.C.	13,251,463	24,526,883
SABmiller P.L.C.	1,174,082	36,807,691
Sainsbury (J.) P.L.C.	5,529,939	28,498,727
Thomas Cook Group P.L.C.	1,959,918	7,434,961
Tomkins P.L.C. Sponsored ADR	330,800	5,051,316
Vodafone Group P.L.C.	34,976,333	77,460,069
#Vodafone Group P.L.C. Sponsored ADR	8,066,329	179,072,504
Whitbread P.L.C.	366,533	8,565,597
William Morrison Supermarkets P.L.C.	8,127,143	35,956,363
*Wolseley P.L.C.	889,796	22,222,645
WPP P.L.C.	1,259,793	13,356,795
#WPP P.L.C. Sponsored ADR	24,445	1,291,429
*Xstrata P.L.C.	3,843,909	63,258,372

TOTAL UNITED KINGDOM		1,225,110,476

TOTAL COMMON STOCKS		6,579,403,354

RIGHTS/WARRANTS — (0.0%)
HONG KONG — (0.0%)
*Henderson Land Development Co., Ltd. Warrants	399,000	—

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $13,950,000 FHLMC 5.00%, 10/15/19, valued at $14,943,938) to be repurchased at $14,719,233	$14,719	14,719,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (15.7%)
§@DFA Short Term Investment Fund	1,208,413,835	1,208,413,835
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $2,782,890) to be repurchased at $2,747,345	$2,747	2,747,304

26

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $17,016,808) to be repurchased at $16,683,409	$16,683	$16,683,145

TOTAL SECURITIES LENDING COLLATERAL		1,227,844,284

TOTAL INVESTMENTS — (100.0%) (Cost $6,340,635,125)		$7,821,966,638

27

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value††

COMMON STOCKS — (82.7%)
ARGENTINA — (0.1%)
#Petrobras Energia Participaciones SA ADR	106,144	$1,721,656

BRAZIL — (3.3%)
Banco do Brasil SA	10,200	175,922
*Brasil Telecom SA	38,241	316,796
*Brasil Telecom SA ADR	8,140	65,201
#BRF - Brasil Foods SA ADR	590,060	7,877,301
Companhia de Bebidas das Americas.	66,744	5,649,002
Companhia Siderurgica Nacional SA	734,552	13,733,893
*Cosan SA Industria e Comercio	4,600	57,823
CPFL Energia SA	1,935	39,719
*Fibria Celulose SA	13,825	272,643
*Fibria Celulose SA Sponsored ADR	18,180	360,873
*Hypermarcas SA	14,300	195,877
*OGX Petroleo e Gas Participacoes SA	149,800	1,497,785
Petroleo Brasilerio SA ADR	868,746	36,860,893
Souza Cruz SA	86,274	3,345,242
Tele Norte Leste Participacoes SA	59,254	1,051,624
Tractebel Energia SA	140,100	1,788,476
*Vale SA Sponsored ADR	134,000	4,104,420
Vivo Participacoes SA	16,288	430,848
Weg Industrias SA	278,866	2,847,618

TOTAL BRAZIL		80,671,956

CHILE — (1.5%)
#Banco de Chile Series F ADR	47,992	3,004,299
Banco Santander Chile SA ADR	68,948	4,542,984
#Cia Cervecerias Unidas SA ADR	36,857	1,590,380
Colbun SA	1,731,270	443,702
Embotelladora Andina SA Series A ADR	26,068	462,707
Embotelladora Andina SA Series B ADR	29,233	639,326
#Empresa Nacional de Electricidad SA Sponsored ADR	167,312	7,771,642
Empresas Copec SA	12,626	201,695
Enersis SA Sponsored ADR	404,226	8,040,055
Lan Airlines SA Sponsored ADR	247,136	4,705,469
#Sociedad Quimica y Minera de Chile SA Sponsored ADR	144,517	5,202,612
#Vina Concha Y Toro SA Sponsored ADR	26,767	1,165,703

TOTAL CHILE		37,770,574

CHINA — (9.2%)
Agile Property Holdings, Ltd.	372,000	430,524
*Air China, Ltd.	262,000	289,182
#Alibaba.com, Ltd.	219,500	418,139
#*Aluminum Corp. of China, Ltd. ADR	32,500	788,450
Angang Steel Co., Ltd.	278,000	428,814
#Anhui Conch Cement Co., Ltd.	172,000	550,300
Bank of China, Ltd.	36,691,000	18,887,982
Bank of Communications Co., Ltd.	1,431,000	1,629,779
*Beijing Capital International Airport Co., Ltd.	352,000	211,754
Beijing Enterprises Holdings, Ltd.	131,500	850,559
Belle International Holdings, Ltd.	1,948,000	2,666,181
#*BYD Co., Ltd.	395,886	3,507,600
*China Agri-Industries Holdings, Ltd.	348,000	455,050
China Citic Bank Corp., Ltd.	1,231,000	804,565
China Coal Energy Co.	542,000	816,522
China Communications Construction Co., Ltd.	1,073,000	1,010,337
China Construction Bank Corp.	21,737,000	17,679,518
China COSCO Holdings Co., Ltd.	565,500	717,338

28

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
#China Life Insurance Co., Ltd. ADR	250,705	$16,945,151
*China Mengniu Dairy Co., Ltd.	200,000	599,966
#China Merchants Bank Co., Ltd.	1,218,534	2,996,429
China Merchants Holdings (International) Co., Ltd.	267,652	929,772
China Mobile, Ltd. Sponsored ADR	696,697	34,068,483
China National Building Material Co., Ltd.	164,000	269,617
China Oilfield Services, Ltd.	210,000	293,904
China Overseas Land & Investment, Ltd.	1,550,000	3,021,455
#China Petroleum and Chemical Corp. (Sinopec) ADR	41,800	3,354,868
*China Power International Development, Ltd.	266,000	60,604
*China Railway Construction Corp., Ltd.	476,500	592,633
*China Railway Group, Ltd.	873,000	601,771
China Resources Enterprise, Ltd.	1,737,000	6,128,188
China Resources Land, Ltd.	748,000	1,368,716
China Resources Power Holdings Co., Ltd.	920,000	1,872,125
China Shenhua Energy Co., Ltd.	1,971,500	8,459,943
*China Shipping Container Lines Co., Ltd.	867,000	359,833
#China Shipping Development Co., Ltd.	298,000	444,859
*China Southern Airlines Co., Ltd. ADR	4,600	116,932
*China Taiping Insurance Holdings Co., Ltd.	140,600	465,340
China Telecom Corp., Ltd.	1,014,000	465,213
China Telecom Corp., Ltd. ADR	20,200	927,180
China Travel International Investment Hong Kong, Ltd.	768,000	189,604
China Unicom Hong Kong, Ltd. ADR	145,400	1,807,322
China Yurun Food Group, Ltd.	192,000	585,888
CITIC Pacific, Ltd.	1,605,000	3,494,935
*CITIC Resources Holdings, Ltd.	740,000	173,502
CNOOC, Ltd.	45,000	79,039
#CNOOC, Ltd. ADR	67,956	11,954,820
#Country Garden Holdings Co.	2,232,000	683,668
#Datang International Power Generation Co., Ltd.	496,000	207,362
Denway Motors, Ltd.	760,000	447,338
Dongfang Electric Co., Ltd.	31,200	201,907
Dongfeng Motor Corp.	496,000	704,443
*Fosun International	412,500	320,404
*FU JI Food & Catering Services	289,000	—
*Fushan International Energy Group, Ltd.	402,000	282,392
*GOME Electrical Appliances Holdings, Ltd.	1,536,000	495,041
#Guangzhou R&F Properties Co., Ltd.	222,800	291,052
Harbin Power Equipment Co., Ltd.	104,000	81,375
Hengan International Group Co., Ltd.	118,500	908,960
#*HKC (Holdings), Ltd.	2,641,797	190,301
*Hong Kong Energy Holdings, Ltd.	31,221	3,042
Hopson Development Holdings, Ltd.	186,000	240,600
#Huaneng Power International, Inc. ADR	12,000	276,000
Industrial & Commercial Bank of China, Ltd.	34,093,000	24,848,598
Jiangsu Express Co., Ltd.	764,000	711,487
Jiangxi Copper Co., Ltd.	286,000	599,877
Kunlun Energy Co., Ltd.	450,000	595,278
Lenovo Group, Ltd.	858,000	632,530
#*Maanshan Iron & Steel Co., Ltd.	446,000	233,960
Nine Dragons Paper Holdings, Ltd.	336,000	566,795
*Parkson Retail Group, Ltd.	224,500	366,097
PetroChina Co., Ltd. ADR	115,210	13,264,127
#*PICC Property & Casualty Co., Ltd.	498,000	472,798
Ping An Insurance (Group) Co. of China, Ltd.	248,500	2,119,532
*Semiconductor Manufacturing International Corp. ADR	228,017	1,213,050
#Shanghai Electric Group Co., Ltd.	2,392,000	1,140,879
Shanghai Industrial Holdings, Ltd.	134,000	580,643
Shenzhen Expressway Co., Ltd.	110,000	55,310
Shenzhen International Holdings, Ltd.	2,350,000	176,359

29

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

CHINA — (Continued)
Shimao Property Holdings, Ltd.	291,000	$442,414
Sino-Ocean Land Holdings, Ltd.	566,000	435,359
#*Sinopec Shanghai Petrochemical Co, Ltd.	366,000	140,515
*Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR	1,188	45,322
Sinotrans, Ltd.	564,000	134,196
Tencent Holdings, Ltd.	700,600	14,470,766
Tingyi (Cayman Islands) Holding Corp.	1,072,000	2,663,115
Tsingtao Brewery Co., Ltd.	58,000	287,249
*Want Want China Holdings, Ltd.	312,000	233,441
Weichai Power Co., Ltd.	37,000	303,733
Zijin Mining Group Co., Ltd.	428,000	332,466
#ZTE Corp.	629,232	2,258,075

TOTAL CHINA		229,428,542

CZECH REPUBLIC — (0.9%)
CEZ A.S.	279,544	13,404,286
Komercni Banka A.S.	14,663	3,009,453
Telefonica 02 Czech Republic A.S.	202,129	4,480,190

TOTAL CZECH REPUBLIC		20,893,929

HUNGARY — (1.3%)
ELMU NYRT	185	28,055
Magyar Telekom Telecommunications P.L.C.	665,618	2,368,384
*MOL Hungarian Oil & Gas NYRT	83,274	8,432,270
#*OTP Bank NYRT	473,736	16,652,516
Richter Gedeon NYRT	23,323	4,947,675
Tisza Chemical Group NYRT	36,832	592,216

TOTAL HUNGARY		33,021,116

INDIA — (10.9%)
ACC, Ltd.	43,053	874,747
Adani Enterprises, Ltd.	108,375	1,358,775
Ambuja Cements, Ltd.	987,822	2,683,058
Asea Brown Boveri India, Ltd.	78,498	1,392,765
Asian Paints, Ltd.	57,710	2,697,397
Axis Bank, Ltd.	331,592	9,385,993
Bajaj Auto, Ltd.	67,782	3,195,667
Bajaj Finserv, Ltd.	29,842	229,274
Bajaj Holdings & Investment, Ltd.	8,068	113,110
Bharat Electronics, Ltd.	7,300	300,905
Bharti Airtel, Ltd.	852,924	5,692,617
Bosch, Ltd.	17,003	1,860,859
Cipla, Ltd.	516,718	3,972,067
Colgate-Palmolive (India), Ltd.	6,437	107,574
Crompton Greaves, Ltd.	302,358	1,791,930
Cummins India, Ltd.	12,348	157,734
Dabur India, Ltd.	308,253	1,249,306
Dr. Reddy’s Laboratories, Ltd.	104,628	2,956,394
#Dr. Reddy’s Laboratories, Ltd. ADR	83,498	2,345,459
EIH, Ltd.	40,981	117,343
GAIL India, Ltd.	57,000	548,980
GAIL India, Ltd. Sponsored GDR	28,791	1,670,995
GlaxoSmithKline Pharmaceuticals, Ltd.	38,937	1,659,219
Godrej Consumer Products, Ltd.	23,579	154,267
Grasim Industries, Ltd.	6,300	385,363
HCL Technologies, Ltd.	266,493	2,348,104
HDFC Bank, Ltd.	386,733	17,145,011
Hero Honda Motors, Ltd. Series B	124,678	5,324,700
Hindustan Unilever, Ltd.	1,319,137	7,091,362
ICICI Bank, Ltd. Sponsored ADR	88,726	3,772,630

30

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

INDIA — (Continued)
Infosys Technologies, Ltd.	449,681	$27,426,840
#Infosys Technologies, Ltd. Sponsored ADR	233,496	13,981,740
Infrastructure Development Finance Co., Ltd.	1,931	7,363
ITC, Ltd.	1,620,930	9,658,560
Jindal Steel & Power, Ltd.	564,354	9,393,344
JSW Steel, Ltd.	106,526	2,914,733
Jubilant Organosys, Ltd.	34,862	262,802
Larsen & Toubro, Ltd.	297,025	10,682,170
Mahanagar Telephone Nigam, Ltd.	64,598	102,951
Mahindra & Mahindra, Ltd.	508,366	5,989,409
Mangalore Refinery & Petrochemicals, Ltd.	399,619	680,416
Maruti Suzuki India, Ltd.	111,461	3,188,362
Nirma, Ltd.	38,799	179,102
*Oracle Financial Services Software, Ltd.	14,000	680,363
Pantaloon Retail India, Ltd.	7,460	69,094
Pantaloon Retail India, Ltd. Class B	976	6,446
Proctor & Gamble Hygiene & Health Care, Ltd.	8,517	389,177
*Ranbaxy Laboratories, Ltd.	169,766	1,685,011
Reliance Capital, Ltd.	101,317	1,666,749
Reliance Communications, Ltd.	1,018,357	3,710,701
Reliance Energy, Ltd.	162,850	4,123,954
Reliance Industries, Ltd.	1,958,609	45,244,268
Sesa Goa, Ltd.	534,990	5,108,798
Shriram Transport Finance Co., Ltd.	624	7,907
Siemens India, Ltd.	153,743	2,437,817
Sterlite Industries (India), Ltd. Series A	431,495	7,931,929
Sun Pharmaceuticals Industries, Ltd.	125,337	4,428,515
Sun TV Network, Ltd.	10,627	99,913
Tata Consultancy Services, Ltd.	756,974	12,986,852
Tata Power Co., Ltd.	144,515	4,366,716
Tata Steel, Ltd.	88,889	1,226,300
United Spirits, Ltd.	21,912	615,921
Wipro, Ltd.	440,456	6,648,087
Zydus Wellness, Ltd.	11,485	101,791

TOTAL INDIA		270,587,706

INDONESIA — (2.4%)
*PT Adaro Energy Tbk	3,751,500	899,235
PT Aneka Tambang Tbk	862,000	229,538
PT Astra Agro Lestari Tbk	195,500	474,713
PT Astra International Tbk	2,890,061	14,934,573
*PT Bakrie & Brothers Tbk	8,273,000	62,981
PT Bank Central Asia Tbk	9,187,000	5,499,325
PT Bank Danamon Indonesia Tbk	2,719,740	1,725,253
PT Bank Mandiri Persero Tbk	3,021,000	1,913,259
*PT Bank Pan Indonesia Tbk	8,080,000	1,127,871
PT Bank Rakyat Indonesia Tbk	1,910,000	1,869,415
PT Bumi Resources Tbk	15,481,000	3,973,046
PT Gudang Garam Tbk	135,500	411,129
*PT Holcim Indonesia Tbk	512,500	131,626
PT Indo Tambangraya Megah Tbk	179,000	766,231
PT Indocement Tunggal Prakarsa Tbk	815,500	1,413,082
PT Indofood Sukses Makmur Tbk	1,529,500	652,554
PT Indosat Tbk	437,000	283,471
PT International Nickel Indonesia Tbk	1,038,000	563,546
PT Kalbe Farma Tbk	1,021,000	232,705
*PT Lippo Karawaci Tbk	6,121,750	393,031
*PT Panasia Indosyntec Tbk	75,100	1,958
PT Perusahaan Gas Negara Tbk	6,173,000	2,772,369
PT Semen Gresik Persero Tbk	2,263,000	2,037,741
PT Sinar Mas Agro Resources & Technology Tbk	1,151,000	508,067

31

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

INDONESIA — (Continued)
PT Tambang Batubara Bukit Asam Tbk	253,500	$515,981
PT Telekomunikasi Indonesia Tbk	14,011,140	12,095,770
PT Unilever Indonesia Tbk	2,382,000	3,632,137
PT United Tractors Tbk	675,000	1,442,558

TOTAL INDONESIA		60,563,165

ISRAEL — (1.5%)
*Bank Hapoalim B.M.	703,018	2,830,462
*Bank Leumi Le-Israel B.M.	722,579	3,085,684
Bezeq Israeli Telecommunication Corp., Ltd.	754,480	1,842,668
Clal Industries & Investments, Ltd.	20,798	144,949
Elbit Systems, Ltd.	14,706	901,699
IDB Holding Corp., Ltd.	—	12
Israel Chemicals, Ltd.	256,638	3,071,819
Koor Industries, Ltd.	1	13
Makhteshim-Agan Industries, Ltd.	28,861	121,139
*Migdal Insurance & Financial Holdings, Ltd.	26,773	54,285
Osem Investment, Ltd.	1	8
Partner Communications Co., Ltd.	44,383	870,853
Teva Pharmaceutical Industries, Ltd. Sponsored ADR	423,625	24,879,496

TOTAL ISRAEL		37,803,087

MALAYSIA — (4.5%)
Affin Holdings Berhad	312,600	293,339
Alliance Financial Group Berhad	301,700	294,061
AMMB Holdings Berhad	874,959	1,358,535
*Axiata Group Berhad	3,705,375	4,513,035
Batu Kawan Berhad	15,000	50,289
Berjaya Corp. Berhad	734,800	390,481
*Berjaya Media Berhad	18,300	5,199
Berjaya Sports Toto Berhad	803,464	1,146,830
Boustead Holdings Berhad	159,460	178,172
British American Tobacco Malaysia Berhad	225,200	3,099,647
CIMB Group Holdings Berhad	2,785,627	12,334,742
Digi.Com Berhad	495,162	3,523,009
EON Capital Berhad	175,500	388,391
Fraser & Neave Holdings Berhad	61,000	205,971
Gamuda Berhad	805,700	753,961
Genting Berhad	3,086,500	6,672,521
Genting Malaysia Berhad	4,928,500	4,449,179
Genting Plantations Berhad	276,600	586,639
Hong Leong Bank Berhad	732,150	1,989,962
Hong Leong Financial Group Berhad	249,329	676,662
IJM Corp. Berhad	336,560	518,195
IOI Corp. Berhad	5,115,605	8,682,972
KLCC Property Holdings Berhad	170,800	172,003
Kuala Lumpur Kepong Berhad	692,100	3,570,241
Lafarge Malayan Cement Berhad	259,580	547,326
Malayan Banking Berhad	729,253	1,741,130
*Malaysian Airlines System Berhad	1,198,734	812,145
Malaysian Bulk Carriers Berhad	49,000	47,548
*MISC Berhad	2,396,098	6,691,136
MMC Corp. Berhad	1,340,700	1,040,926
Nestle (Malaysia) Berhad	217,200	2,393,127
Oriental Holdings Berhad	232,900	442,286
Parkson Holdings Berhad	184,476	334,522
Petronas Dagangan Berhad	403,000	1,142,825
Petronas Gas Berhad	753,600	2,354,712
Plus Expressways Berhad	2,201,100	2,367,558
PPB Group Berhad	810,100	4,507,717
Public Bank Berhad (B012W42)	67,739	254,637

32

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

MALAYSIA — (Continued)
Public Bank Berhad (B012W53)	1,550,201	$5,834,565
RHB Capital Berhad	525,900	1,014,425
Shell Refining Co. Federation of Malaysia Berhad	227,000	766,629
Sime Darby Berhad	3,457,620	9,473,133
SP Setia Berhad	971,150	1,274,860
Star Publications (Malaysia) Berhad	401,300	422,879
Telekom Malaysia Berhad	1,705,900	1,851,449
Tenaga Nasional Berhad	2,121,000	5,637,883
*UEM Land Holdings Berhad	1,050,937	458,799
UMW Holdings Berhad	729,066	1,441,397
YTL Corp. Berhad	1,376,885	3,191,828
YTL Power International Berhad	283,040	194,032

TOTAL MALAYSIA		112,093,510

MEXICO — (6.6%)
#America Movil S.A.B. de C.V. Series L	17,737,259	45,638,804
#*Carso Global Telecom S.A.B. de C.V. Telecom Series A1	1,166,771	5,979,675
#*Cementos de Mexico S.A.B de C.V. Series B	267,800	319,518
*Cemex S.A.B. de C.V. Sponsored ADR	12,500	148,500
#Coca-Cola Femsa S.A.B. de C.V. Series L	385,400	2,700,437
*Corporacion Interamericana de Entramiento S.A.B. de C.V. Series B	28,827	14,774
Corporativo Fragua S.A.B. de C.V. Series B	21	174
El Puerto de Liverpool S.A.B. de C.V. Series C1	289,300	1,562,545
#Fomento Economico Mexicano S.A.B. de C.V. Series B & D	2,109,900	9,994,060
*Gruma S.A.B. de C.V. ADR	67,311	492,717
#Grupo Carso S.A.B. de C.V. Series A-1	842,132	3,080,641
#Grupo Elektra S.A. de C.V.	99,850	4,703,689
#Grupo Financiero Banorte S.A.B. de C.V.	1,951,829	7,847,106
#Grupo Financiero Inbursa S.A.B. de C.V. Series O	912,864	3,076,182
#Grupo Industrial Bimbo S.A.B. de C.V. Series A	535,600	4,278,362
Grupo Industrial Maseca S.A.B. de C.V. Series B	229,000	204,593
#Grupo Mexico S.A.B. de C.V. Series B	4,075,517	10,754,618
*Grupo Modelo S.A.B. de C.V. Series C	832,100	4,565,238
*Grupo Nutrisa S.A. de C.V.	129	325
*Grupo Qumma S.A. de C.V. Series B	1,591	23
#Grupo Televisa S.A. de C.V.	1,704,800	7,093,497
Grupo Televisa S.A. de C.V. Sponsored ADR	109,820	2,282,060
#*Impulsora Del Desarrollo Y El Empleo en America Latina S.A. de C.V.	2,524,776	3,280,994
#Industrias Penoles S.A.B. de C.V.	140,038	2,974,268
#Kimberly Clark de Mexico S.A.B. de C.V. Series A	690,100	4,003,642
#*Organizacion Soriana S.A.B. de C.V. Series B	1,477,800	4,419,387
*Savia S.A. de C.V.	120,000	7,797
#Telefonos de Mexico S.A.B. de C.V.	6,988,000	5,369,163
Telefonos de Mexico S.A.B. de C.V. Series A	200,000	152,044
Telmex Internacional S.A.B. de C.V. (B39SQ41)	200,000	189,242
#Telmex Internacional S.A.B. de C.V. (B39SR26)	8,329,530	7,928,859
Telmex Internacional S.A.B. de C.V. ADR	30,200	576,820
#Wal-Mart de Mexico S.A.B. de C.V. Series V	8,745,360	20,456,567

TOTAL MEXICO		164,096,321

PHILIPPINES — (0.5%)
Aboitiz Equity Ventures, Inc.	2,439,000	914,485
Aboitiz Power Corp.	530,000	180,435
Ayala Corp. Series A	264,933	2,006,738
Ayala Land, Inc.	7,832,118	2,384,398
Banco de Oro Unibank, Inc.	1,164,108	1,090,788
Bank of the Philippine Islands	1,972,456	1,999,125
*Energy Development Corp.	1,212,500	145,405
*Filipina Water Bottling Corp.	2,006,957	—
Metro Bank & Trust Co.	257,100	302,638
Philippine Long Distance Telephone Co.	57,920	3,245,508

33

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

PHILIPPINES — (Continued)
SM Prime Holdings, Inc.	508,168	$116,063

TOTAL PHILIPPINES		12,385,583

POLAND — (1.3%)
Asseco Poland SA (5978953)	29,080	557,210
*Asseco Poland SA (B67R6N0)	1,454	28,062
*Bank Handlowy w Warszawie SA	17,748	486,128
*Bank Pekao SA	163,030	9,289,895
*Bank Przemyslowo Handlowy BPH SA	2,029	48,740
*Bank Zackodni WBK SA	37,228	2,734,194
Browary Zywiec SA	13,634	2,385,907
*Cyfrowy Polsat SA	10,560	52,786
*Getin Holdings SA	147,860	543,734
*ING Bank Slaski SA	1,501	394,963
KGHM Polska Miedz SA	61,000	2,274,954
*Kredyt Bank SA	73,612	390,413
*Mondi Packaging Paper Swiecie SA	12,683	311,466
*Polski Koncern Naftowy Orlen SA	267,237	3,520,095
Polskie Gornictwo Naftowe I Gazownictwo SA	718,661	847,330
Powszechna Kasa Oszczednosci Bank Polski SA	220,087	3,169,283
Telekomunikacja Polska SA	1,025,852	5,579,160
TVN SA	58,962	378,479

TOTAL POLAND		32,992,799

RUSSIA — (3.8%)
*Evraz Group SA GDR	74,284	2,678,962
*Gazprom OAO Sponsored ADR	1,525,390	35,017,180
*Gazpromneft JSC Sponsored ADR	46,954	1,266,625
*Lukoil OAO Sponsored ADR	330,511	18,590,951
*Magnitogorsk Iron & Steel Works Sponsored GDR	79,081	1,068,069
*MMC Norilsk Nickel JSC ADR	546,894	10,322,462
*Novolipetsk Steel OJSC GDR	45,708	1,646,123
*Novorossiysk Sea Trade Port GDR	11,183	148,991
*Polymetal GDR	52,687	548,963
*Rosneft Oil Co. GDR	887,586	7,103,271
*RusHydro Sponsored ADR	406,736	2,330,705
*Severstal OAO GDR	83,200	1,119,363
*Surgutneftegaz Sponsored ADR	495,051	4,685,330
*Tatneft Sponsored ADR	29,354	885,090
*TMK OAO GDR	35,758	736,964
*Uralkali Sponsored GDR	105,437	2,245,754
*VTB Bank OJSC GDR	489,604	2,610,991
*X5 Retail Group NV GDR	49,828	1,769,920

TOTAL RUSSIA		94,775,714

SOUTH AFRICA — (8.1%)
ABSA Group, Ltd.	362,514	6,869,227
Adcock Ingram Holdings, Ltd.	3,672	29,059
African Bank Investments, Ltd.	318,206	1,513,753
African Rainbow Minerals, Ltd.	182,514	4,825,418
*Anglo American Platinum Corp., Ltd.	103,642	11,301,790
#AngloGold Ashanti, Ltd. Sponsored ADR	197,922	8,285,015
*ArcelorMittal South Africa, Ltd.	297,803	3,404,581
*Aspen Pharmacare Holdings, Ltd.	37,154	416,896
Aveng, Ltd.	1,961	9,837
Bidvest Group, Ltd.	182,111	3,338,529
Data Tec, Ltd.	6,420	29,344
Discovery Holdings, Ltd.	391,199	1,892,421
Exxaro Resources, Ltd.	83,898	1,389,752
FirstRand, Ltd.	1,540,707	4,233,085

34

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

SOUTH AFRICA — (Continued)
Freeworld Coatings, Ltd.	88,329	$121,417
Gold Fields, Ltd. Sponsored ADR	425,086	5,713,156
Harmony Gold Mining Co., Ltd.	334,419	3,259,778
Harmony Gold Mining Co., Ltd. Sponsored ADR	331,569	3,239,429
Impala Platinum Holdings, Ltd.	478,692	13,424,808
Investec, Ltd.	118,615	995,143
Kumba Iron Ore, Ltd.	15,092	711,136
Liberty Holdings, Ltd.	200,196	2,059,208
Massmart Holdings, Ltd.	83,456	1,240,316
Mondi, Ltd.	11,693	81,937
*MTN Group, Ltd.	1,659,950	24,217,399
Murray & Roberts Holdings, Ltd.	257	1,454
Naspers, Ltd. Series N	324,237	13,057,043
Nedbank Group, Ltd.	55,383	1,000,499
Network Healthcare Holdings, Ltd.	374,194	686,998
Pick’n Pay Stores, Ltd.	288,558	1,619,478
Pretoria Portland Cement Co., Ltd.	753,899	3,401,558
PSG Group, Ltd.	164,207	624,258
Sanlam, Ltd.	961,639	3,129,906
Sasol, Ltd. Sponsored ADR	1,065,717	43,321,396
Shoprite Holdings, Ltd.	596,920	6,305,442
Standard Bank Group, Ltd.	861,864	13,104,398
Steinhoff International Holdings, Ltd.	722,272	1,976,128
*Super Group, Ltd.	2,619,768	260,391
Telkom South Africa, Ltd.	443,158	2,201,884
Tiger Brands, Ltd.	76,245	1,930,743
Truworths International, Ltd.	138,004	981,173
Vodacom Group Pty, Ltd.	521,362	3,990,989

TOTAL SOUTH AFRICA.		200,196,172

SOUTH KOREA — (12.7%)
#Amorepacific Corp.	3,527	2,663,948
Cheil Industrial, Inc.	20,690	1,483,165
#Daewoo Engineering & Construction Co., Ltd.	163,198	1,518,260
#Daewoo International Corp.	48,663	1,541,797
*Daewoo Securities Co., Ltd.	103,195	1,938,098
#Daewoo Shipbuilding & Marine Engineering Co., Ltd.	135,170	2,568,373
#Doosan Heavy Industries & Construction Co., Ltd.	14,950	1,096,455
#*Doosan Infracore Co., Ltd.	82,000	1,629,154
#Glovis Co., Ltd.	6,360	704,108
GS Engineering & Construction Corp.	27,320	2,065,101
GS Holdings Corp.	42,945	1,493,782
Hana Financial Group, Inc.	112,261	3,491,740
#Hankook Tire Manufacturing Co., Ltd.	84,420	1,886,659
Hite Brewery Co., Ltd.	1,669	196,389
#*Hynix Semiconductor, Inc.	163,310	4,133,456
Hyundai Department Store Co., Ltd.	3,893	347,996
Hyundai Development Co.	33,870	835,586
#Hyundai Heavy Industries Co., Ltd.	47,395	10,726,806
#Hyundai Merchant Marine Co., Ltd.	24,600	600,389
Hyundai Mobis	53,070	8,808,356
#Hyundai Motor Co., Ltd.	95,919	11,697,991
*Hyundai Securities Co.	18,410	215,197
#Hyundai Steel Co.	58,560	4,775,514
Industrial Bank of Korea, Ltd.	78,210	1,087,598
Kangwon Land, Inc.	134,910	2,092,613
KB Financial Group, Inc.	139,085	6,776,735
KCC Corp.	6,668	1,874,581
#Kia Motors Corp.	225,130	5,493,155
*Korea Electric Power Corp.	295,290	8,958,200
Korea Exchange Bank	200,200	2,443,553

35

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

SOUTH KOREA — (Continued)
Korea Gas Corp.	33,003	$1,329,547
KT Corp.	166,530	7,391,123
KT&G Corp.	103,590	5,221,460
LG Chemical, Ltd.	32,392	8,191,149
#LG Corp.	122,942	8,382,733
#LG Display Co., Ltd. ADR	128,466	2,710,633
#LG Electronics, Inc.	88,910	9,694,523
#LG Household & Healthcare Co., Ltd.	5,120	1,398,983
LS Industrial Systems Co., Ltd.	1,000	65,857
*Mirae Asset Securities Co., Ltd.	7,275	361,109
NCsoft Corp.	4,529	673,351
OCI Co., Ltd.	780	147,907
POSCO	46,060	20,654,841
Samsung Card Co., Ltd.	23,720	1,177,572
Samsung Corp.	100,930	4,772,647
Samsung Electro-Mechanics Co., Ltd.	37,767	4,768,611
Samsung Electronics Co., Ltd.	97,139	73,858,555
Samsung Electronics Co., Ltd. GDR	49,372	18,856,946
#Samsung Engineering Co., Ltd.	6,628	638,752
Samsung Fire & Marine Insurance, Ltd.	35,022	6,474,322
Samsung Heavy Industries Co., Ltd.	126,000	2,891,495
Samsung SDI Co., Ltd.	20,352	2,711,396
*Samsung Securities Co., Ltd.	33,780	1,865,122
Samsung Techwin Co., Ltd.	7,702	612,263
Shinhan Financial Group Co., Ltd.	218,686	9,302,386
Shinhan Financial Group Co., Ltd. ADR	16,770	1,427,798
Shinsegae Co., Ltd.	12,596	5,775,034
SK Co., Ltd.	21,194	1,666,615
#SK Energy Co., Ltd.	51,889	5,653,651
SK Telecom Co., Ltd.	50,475	7,877,131
#S-Oil Corp.	47,310	2,411,545
STX Pan Ocean Co., Ltd.	30,480	358,961
Woongjin Coway Co., Ltd.	13,260	436,626

TOTAL SOUTH KOREA		314,905,399

TAIWAN — (10.4%)
Acer, Inc.	2,802,238	7,641,603
#Advanced Semiconductor Engineering, Inc.	2,990,899	2,919,865
Asia Cement Corp.	2,452,113	2,305,636
Asustek Computer, Inc.	2,968,205	5,723,361
AU Optronics Corp.	1,332,873	1,535,715
#AU Optronics Corp. Sponsored ADR	348,006	4,033,390
#Catcher Technology Co., Ltd.	270,429	713,457
*Cathay Financial Holdings Co., Ltd.	2,902,761	4,644,533
Chang Hwa Commercial Bank	2,229,000	1,000,869
#Cheng Shin Rubber Industry Co., Ltd.	1,078,789	2,318,605
Chicony Electronics Co., Ltd.	199,368	526,137
Chimei Innolux Corp.	2,633,818	3,845,001
*China Development Financial Holding Corp.	4,204,000	1,178,912
China Steel Corp.	8,747,669	9,308,330
Chinatrust Financial Holdings Co., Ltd.	2,615,770	1,477,292
Chunghwa Telecom Co., Ltd. ADR	155,423	3,033,857
*Chungwa Picture Tubes Co., Ltd.	5,307,000	511,527
*Clevo Co.	212,643	464,535
#Compal Electronics, Inc.	3,708,375	5,153,838
Delta Electronics, Inc.	1,812,366	6,007,545
*E.Sun Financial Holding Co., Ltd.	1,304,790	580,079
#Epistar Corp.	278,000	889,518
*Evergreen Marine Corp., Ltd.	481,869	308,048
Everlight Electronics Co., Ltd.	163,942	516,276
Far Eastern Department Stores Co., Ltd.	331,000	295,444

36

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

TAIWAN — (Continued)
Far Eastern New Century Corp.	4,292,007	$4,656,958
*Far EasTone Telecommunications Co., Ltd.	815,000	991,952
*Farglory Land Development Co., Ltd.	73,000	154,952
First Financial Holding Co., Ltd.	5,210,574	2,868,462
Formosa Chemicals & Fiber Co., Ltd.	4,298,445	10,839,166
Formosa Plastics Corp.	5,051,648	11,222,961
Formosa Taffeta Co., Ltd.	605,000	482,823
#Foxconn Technology Co., Ltd.	684,791	2,832,149
*Fubon Financial Holding Co., Ltd.	5,940,052	7,241,399
Hon Hai Precision Industry Co., Ltd.	4,590,176	21,548,710
Hotai Motor Co., Ltd.	387,000	1,080,316
#HTC Corp.	527,199	7,064,294
Hua Nan Financial Holding Co., Ltd.	5,438,897	3,191,226
*Inotera Memories, Inc.	674,976	476,421
Inventec Corp.	1,732,722	998,993
#Largan Precision Co., Ltd.	46,860	772,763
Lite-On Technology Corp.	1,036,520	1,375,644
#Macronix International Co., Ltd.	1,794,825	1,193,464
#Media Tek, Inc.	735,527	12,453,974
Mega Financial Holding Co., Ltd.	4,537,000	2,649,670
Nan Ya Plastic Corp.	7,084,564	14,853,387
#Nan Ya Printed Circuit Board Corp.	200,940	838,432
*Nanya Technology Corp.	185,000	162,268
*Novatek Microelectronics Corp, Ltd.	140,000	479,881
*Polaris Securities Co., Ltd.	802,000	399,854
Pou Chen Corp.	2,007,341	1,718,056
#*Powertech Technology, Inc.	184,000	656,322
President Chain Store Corp.	834,831	2,387,000
*Qisda Corp.	498,000	294,381
Realtek Semiconductor Corp.	150,000	406,268
#Richtek Technology Corp.	39,000	408,923
*Ruentex Industries, Ltd.	162,000	395,819
*Shin Kong Financial Holding Co., Ltd.	2,174,657	835,526
#Siliconware Precision Industries Co., Ltd.	2,347,324	2,876,254
*SinoPac Holdings Co., Ltd.	2,807,000	954,681
Synnex Technology International Corp.	927,700	2,210,679
*Taishin Financial Holdings Co., Ltd.	1,500,101	578,839
*Taiwan Business Bank	21,000	5,624
Taiwan Cement Corp.	2,415,895	2,171,007
Taiwan Cooperative Bank	2,997,634	1,826,369
Taiwan Fertilizer Co., Ltd.	371,000	1,180,550
Taiwan Glass Industrial Corp.	1,309,200	1,219,265
Taiwan Semiconductor Manufacturing Co., Ltd.	22,386,808	43,813,226
*Tatung Co., Ltd.	1,058,000	217,390
Transcend Information, Inc.	131,181	414,643
*Tripod Technology Corp.	161,000	553,156
Tung Ho Steel Enterprise Corp.	7,000	7,546
U-Ming Marine Transport Corp.	648,860	1,340,079
*Unimicron Technology Corp.	615,000	923,973
Uni-President Enterprises Corp.	3,496,346	3,886,935
*United Microelectronics Corp.	6,329,000	3,184,237
Wistron Corp.	1,251,698	2,405,023
#*WPG Holdings Co., Ltd.	246,000	504,943
#*Young Fast Optoelectronics Co., Ltd.	38,000	355,121
Yuanta Financial Holding Co., Ltd.	2,384,885	1,421,969
Yulon Motor Co., Ltd.	145,000	168,410

TOTAL TAIWAN		257,085,706

THAILAND — (1.5%)
Advance Info Service PCL (Foreign)	1,541,800	3,609,685
Bangkok Bank PCL (Foreign)	129,000	478,442

37

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

THAILAND — (Continued)
Bangkok Bank PCL (Foreign) NVDR	286,400	$1,031,235
Bangkok Dusit Medical Services PCL (Foreign)	213,800	164,538
Bank of Ayudhya PCL (Foreign)	2,590,200	1,585,102
Banpu PCL (Foreign)	115,100	2,305,202
BEC World PCL (Foreign)	1,097,600	787,029
Bumrungrad Hospital PCL (Foreign)	88,300	81,873
*C.P. ALL PCL (Foreign)	2,436,200	2,108,286
Charoen Pokphand Foods PCL (Foreign)	4,181,300	2,003,095
Delta Electronics (Thailand) PCL (Foreign)	321,710	214,772
Glow Energy PCL (Foreign)	119,000	131,487
IRPC PCL (Foreign)	4,240,300	579,265
Kasikornbank PCL (Foreign)	1,612,200	4,696,333
Krung Thai Bank PCL (Foreign)	4,726,870	1,796,956
Land & Houses PCL (Foreign) NVDR	790,000	123,304
PTT Aromatics & Refining PCL (Foreign)	1,287,137	1,103,942
PTT Chemical PCL (Foreign)	517,460	1,655,296
PTT Exploration & Production PCL (Foreign)	592,000	2,781,147
PTT PCL (Foreign)	425,200	3,377,419
Ratchaburi Electricity Generating Holding PCL (Foreign)	864,300	975,026
Siam Cement PCL (Foreign) (The)	117,100	980,810
Siam Cement PCL (Foreign) NVDR (The)	41,600	339,434
Siam City Bank PCL (Foreign)	833,100	823,959
Siam City Cement PCL (Foreign)	123,813	822,741
Siam Commercial Bank PCL (Foreign)	1,001,366	2,537,846
Siam Makro PCL (Foreign)	78,500	238,982
Thai Oil PCL (Foreign)	196,000	284,716
*TMB Bank PCL (Foreign)	3,780,000	157,719

TOTAL THAILAND		37,775,641

TURKEY — (2.2%)
Akbank T.A.S.	1,429,079	7,175,869
Anadolu Efes Biracilik ve Malt Sanayi A.S.	331,953	4,114,706
*Asya Katilim Bankasi A.S.	151,578	400,142
Aygaz A.S.	—	2
BIM BirlesikMagazalar A.S.	17,544	980,631
Dogan Sirketler Grubu Holdings A.S.	399,572	298,581
*Dogan Yayin Holding A.S.	3	3
Enka Insaat ve Sanayi A.S.	360,969	1,742,570
*Eregli Demir ve Celik Fabrikalari Turk A.S.	633,832	1,986,446
Ford Otomotiv Sanayi A.S.	114,792	907,078
*Haci Omer Sabanci Holding A.S.	1	3
*Koc Holding A.S. Series B	775,171	2,999,467
Tofas Turk Otomobil Fabrikasi A.S.	1	3
Tupras-Turkiye Petrol Rafinerileri A.S.	216,078	4,803,852
*Turk Ekonomi Bankasi A.S.	—	—
Turk Hava Yollari A.S.	131,400	434,340
*Turk Sise ve Cam Fabrikalari A.S.	1	1
Turkcell Iletisim Hizmetleri A.S.	240,093	1,556,152
Turkiye Garanti Bankasi A.S.	2,842,585	13,770,993
Turkiye Halk Bankasi	139,950	1,107,354
Turkiye Is Bankasi A.S.	2,088,220	7,252,423
*Turkiye Vakiflar Bankasi T.A.O.	385,861	1,021,502
*Yapi ve Kredi Bankasi A.S.	1,249,137	3,572,677

TOTAL TURKEY		54,124,795

TOTAL COMMON STOCKS		2,052,893,371

PREFERRED STOCKS — (8.8%)
BRAZIL — (8.8%)
Banco Bradesco SA	1,440,120	26,470,205
*Brasil Telecom SA	436,993	2,775,437
*Brasil Telecom SA ADR	14,349	272,201

38

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value††

BRAZIL — (Continued)
Cia Vale do Rio Doce	166,500	$4,480,515
#Companhia Brasileira de Distribuicao Grupo Pao de Acucar Sponsored ADR	35,100	2,404,701
Companhia de Bebidas das Americas.	83	8,104
Companhia de Bebidas das Americas Preferred ADR	151,600	14,826,480
Companhia Energetica de Minas Gerais SA	450,722	7,156,576
Empresa Nasional de Comercio Redito e Participacoes SA	480	4,692
Gerdau SA	756,268	12,425,724
Itau Unibanco Holding SA	1,765,755	38,276,225
Itau Unibanco Holding SA ADR	271,346	5,882,781
Petroleo Brasilerio SA ADR	1,206,109	45,759,775
Tele Norte Leste Participacoes SA	180,034	2,692,872
Tele Norte Leste Participacoes SA ADR	127,600	1,896,136
Telecomunicacoes de Sao Paulo SA	96,700	1,891,443
Telemar Norte Leste SA	33,612	889,488
Ultrapar Participacoes SA Sponsored ADR	63,577	2,996,384
Usinas Siderurgicas de Minas Gerais SA Series A	193,962	6,339,123
Vale SA Series A	1,412,691	37,904,737
*Vale SA Series B	81,160	—
Vivo Participacoes SA	134,958	3,571,447

TOTAL BRAZIL		218,925,046

TOTAL PREFERRED STOCKS		218,925,046

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361932)	421	—
*Companhia de Bebidas das Americas Rights 05/31/10 (R2361976)	1	—

TOTAL BRAZIL		—

CHINA — (0.0%)
*HKC (Holdings), Ltd. Warrants 06/09/11	240,163	2,165
*Hong Kong Energy Holdings, Ltd. Warrants 06/09/11	14,555	337

TOTAL CHINA		2,502

MALAYSIA — (0.0%)
*Gamuda Berhad Rights 05/18/10	100,712	7,590

TOTAL RIGHTS/WARRANTS		10,092

	Face Amount	Value†
	(000)
TEMPORARY CASH INVESTMENTS — (0.2%)
Repurchase Agreement, PNC Capital Markets, Inc. 0.19%, 05/03/10 (Collateralized by $6,390,000 FNMA 1.213%(v), 11/25/39, valued at $5,499,642) to be repurchased at $5,416,086	$5,416	5,416,000

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	205,297,070	205,297,070
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by FNMA, ranging in par values from $5,973,656 to $11,942,416, rates ranging from 4.000% to 7.000%, maturities ranging from 08/01/36 to 02/01/40, valued at $174,219) to be repurchased at $171,994	$172	171,991

39

THE EMERGING MARKETS SERIES

CONTINUED

	Shares/ Face Amount	Value†
	(000)
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.19%, 05/03/10 (Collateralized by FNMA, ranging in par values from $3,207,784 to $23,410,799, rates ranging from 6.000% to 7.000%, maturities ranging from 09/01/28 to 07/01/47, valued at $1,343,542) to be repurchased at $1,317,219	$1,317	$1,317,198

TOTAL SECURITIES LENDING COLLATERAL		206,786,259

TOTAL INVESTMENTS — (100.0%) (Cost $1,281,019,294)		$2,484,030,768

40

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

SCHEDULE OF INVESTMENTS

April 30, 2010

(Unaudited)

	Shares	Value†

COMMON STOCKS — (91.7%)
Consumer Discretionary — (18.0%)
*AC Moore Arts & Crafts, Inc.	25,417	$103,701
Acme United Corp.	1,030	11,742
*Aldila, Inc.	6,471	39,538
*Alloy, Inc.	19,256	149,234
#American Greetings Corp. Class A	70,198	1,724,063
*America’s Car-Mart, Inc.	2,770	70,164
#*AnnTaylor Stores Corp.	14,100	305,970
*ante4, Inc.	1,185	3,863
#*Arctic Cat, Inc.	21,666	319,573
*Ascent Media Corp.	971	28,664
*Audiovox Corp. Class A	23,489	218,683
#*AutoNation, Inc.	285,676	5,770,655
*Ballantyne Strong, Inc.	9,932	76,476
#Barnes & Noble, Inc.	39,682	874,591
*Beasley Broadcast Group, Inc.	9,802	57,636
*Beazer Homes USA, Inc.	36,700	241,119
bebe stores, inc.	1,900	15,656
*Benihana, Inc.	3,200	22,048
*Biglari Holdings, Inc.	3,445	1,347,856
*Bluegreen Corp.	14,775	89,684
Blyth, Inc.	4,825	278,113
Bob Evans Farms, Inc.	52,387	1,620,330
*Bon-Ton Stores, Inc. (The)	14,849	254,215
Books-A-Million, Inc.	27,100	200,540
*Boyd Gaming Corp.	20,700	262,890
#*Brookfield Homes Corp.	39,865	446,887
Brown Shoe Co., Inc.	74,175	1,394,490
Brunswick Corp.	26,049	544,424
*Build-A-Bear-Workshop, Inc.	30,090	287,660
#*Cabela’s, Inc.	109,175	1,982,618
*Cache, Inc.	19,900	135,917
*California Coastal Communities, Inc.	809	898
Callaway Golf Co.	91,170	856,086
*Canterbury Park Holding Corp.	2,755	22,123
*Carmike Cinemas, Inc.	7,689	129,021
Carnival Corp.	688,708	28,719,124
*Carriage Services, Inc.	19,056	94,708
*Cavco Industries, Inc.	8,633	338,155
CBS Corp.	22,491	364,804
CBS Corp. Class B	652,166	10,571,611
#*Charming Shoppes, Inc.	112,182	633,828
Chico’s FAS, Inc.	36,233	539,509
Christopher & Banks Corp.	56,231	550,501
Churchill Downs, Inc.	4,189	160,564
Cinemark Holdings, Inc.	35,100	640,926
#*Collective Brands, Inc.	59,190	1,388,005
Comcast Corp. Class A	3,570,978	70,491,106
Comcast Corp. Special Class A	1,432,185	26,996,687
*Concord Camera Corp.	—	1
#*Conn’s, Inc.	17,436	166,165
#Cooper Tire & Rubber Co.	64,817	1,375,417
#*Core-Mark Holding Co., Inc.	24,894	759,765
*Craftmade International, Inc.	2,799	15,185
CSS Industries, Inc.	15,992	320,160
*Culp, Inc.	21,913	261,641
*Cybex International, Inc.	29,933	46,097
*dELiA*s, Inc.	22,143	38,750
*Delta Apparel, Inc.	7,832	131,499

41

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Destination Maternity Corp.	11,225	$354,710
Dillard’s, Inc.	120,300	3,378,024
#*DineEquity, Inc.	37,675	1,549,573
#*Discovery Communications, Inc. (25470F104)	115,229	4,459,362
#*Discovery Communications, Inc. (25470F203)	3,937	153,543
*Discovery Communications, Inc. (25470F302)	163,880	5,468,676
*Dixie Group, Inc.	11,800	57,820
*Dorman Products, Inc.	14,657	371,555
Dover Motorsports, Inc.	15,200	33,440
#DR Horton, Inc.	58,367	857,411
*Dress Barn, Inc. (The)	799	22,116
*Drew Industries, Inc.	30,289	776,913
#*DSW, Inc.	2,000	60,400
*Duckwall-ALCO Stores, Inc.	700	11,760
Educational Development Corp.	1,700	10,574
Ethan Allen Interiors, Inc.	20,500	414,100
*Exide Technologies	12,623	74,981
#*Federal Mogul Corp.	30,175	573,928
Finish Line, Inc. Class A	73,309	1,181,008
*Fisher Communications, Inc.	10,163	152,852
*Flanigan’s Enterprises, Inc.	865	5,795
Flexsteel Industries, Inc.	1,719	24,083
#Foot Locker, Inc.	179,433	2,754,297
Fortune Brands, Inc.	149,626	7,843,395
#Fred’s, Inc.	41,937	582,505
Frisch’s Restaurants, Inc.	600	13,146
*Full House Resorts, Inc.	700	2,184
*Furniture Brands International, Inc.	59,763	494,838
*GameTech International, Inc.	2,360	4,838
Gaming Partners International Corp.	500	3,935
*Gander Mountain Co.	42,828	219,708
Gannett Co., Inc.	31,300	532,726
#*Gaylord Entertainment Co.	43,182	1,457,392
*Genesco, Inc.	35,745	1,189,951
*G-III Apparel Group, Ltd.	19,700	563,420
*Great Wolf Resorts, Inc.	34,400	110,424
#*Group 1 Automotive, Inc.	58,700	1,822,635
*Hastings Entertainment, Inc.	1,572	9,118
#Haverty Furniture Cos., Inc.	38,589	629,001
*Heelys, Inc.	24,120	66,330
*Helen of Troy, Ltd.	64,389	1,739,147
*Hollywood Media Corp.	28,505	33,636
Hooker Furniture Corp.	13,559	213,690
#*Hot Topic, Inc.	1,540	11,766
*HSN, Inc.	60,525	1,823,618
*Iconix Brand Group, Inc.	95,450	1,647,467
*Isle of Capri Casinos, Inc.	15,000	163,350
*J. Alexander’s Corp.	9,196	41,934
J.C. Penney Co., Inc.	195,699	5,708,540
*JAKKS Pacific, Inc.	15,024	229,717
Jarden Corp.	108,050	3,470,566
*Jo-Ann Stores, Inc.	45,950	2,027,314
Johnson Controls, Inc.	3,600	120,924
*Johnson Outdoors, Inc.	12,128	154,147
Jones Apparel Group, Inc.	81,193	1,766,760
*Kenneth Cole Productions, Inc. Class A	12,374	154,180
*Kid Brands, Inc.	23,676	236,050
KSW, Inc.	446	1,619
#*K-Swiss, Inc. Class A	14,808	184,212
Lacrosse Footwear, Inc.	495	8,851
*Lakeland Industries, Inc.	11,757	103,462

42

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Lakes Entertainment, Inc.	23,964	$53,919
#*Landry’s Restaurants, Inc.	23,900	551,851
•*Lazare Kaplan International, Inc.	12,780	31,950
Lennar Corp. Class A	163,500	3,253,650
#*Liberty Global, Inc. Class A	68,111	1,866,923
*Liberty Global, Inc. Series C	64,637	1,750,370
*Liberty Media Corp. Capital Series A	217,289	9,619,384
*Liberty Media Corp. Capital Series B	6,066	249,586
*Liberty Media Corp. Interactive Class A	882,463	13,563,456
*Liberty Media Corp. Interactive Class B	35,506	555,846
*Liberty Media-Starz Corp. Series B	1,718	98,940
#*Life Time Fitness, Inc.	27,800	1,021,928
*Lifetime Brands, Inc.	17,158	248,791
*Lithia Motors, Inc.	37,982	303,096
#*Live Nation Entertainment, Inc.	130,962	2,054,794
#*Liz Claiborne, Inc.	3,900	34,086
*Luby’s, Inc.	42,423	173,086
*M/I Homes, Inc.	37,930	591,708
Mac-Gray Corp.	13,247	154,328
Macy’s, Inc.	206,830	4,798,456
Marcus Corp.	13,932	179,026
*MarineMax, Inc.	25,977	289,644
*McCormick & Schmick’s Seafood Restaurants, Inc.	15,712	155,706
*Media General, Inc.	27,100	342,815
#Men’s Wearhouse, Inc. (The)	82,560	1,950,893
Meredith Corp.	32,369	1,163,018
#*Meritage Homes Corp.	28,156	669,550
#*Modine Manufacturing Co.	42,839	600,174
#*Mohawk Industries, Inc.	98,740	6,293,688
*Morton’s Restaurant Group, Inc.	16,226	98,330
#*Movado Group, Inc.	30,500	378,505
*MTR Gaming Group, Inc.	24,135	48,994
*Multimedia Games, Inc.	34,039	155,558
*Nautilus, Inc.	23,965	81,960
*New Frontier Media, Inc.	22,735	44,788
*New York & Co., Inc.	40,902	251,138
News Corp. Class A	1,791,585	27,626,241
#News Corp. Class B	865,172	15,391,410
*O’Charley’s, Inc.	22,708	216,861
*Office Depot, Inc.	23,072	158,274
*OfficeMax, Inc.	5,000	95,000
*Orbitz Worldwide, Inc.	13,358	88,029
#*Orient-Express Hotels, Ltd.	70,348	960,250
#*Outdoor Channel Holdings, Inc.	40,604	280,574
Oxford Industries, Inc.	20,479	442,142
*Palm Harbor Homes, Inc.	1,673	4,852
#*Penske Automotive Group, Inc.	53,206	797,026
Pep Boys - Manny, Moe & Jack (The)	81,600	1,022,448
*Perry Ellis International, Inc.	28,161	679,525
Phillips-Van Heusen Corp.	52,021	3,277,843
*Pinnacle Entertainment, Inc.	94,530	1,278,991
*Pulte Group, Inc.	51,784	677,853
*Radio One, Inc.	34,176	172,247
*RC2 Corp.	17,583	323,000
*Red Lion Hotels Corp.	27,976	213,737
*Red Robin Gourmet Burgers, Inc.	41,775	1,019,728
#Regis Corp.	56,300	1,076,456
*Rent-A-Center, Inc.	50,497	1,303,833
*Retail Ventures, Inc.	80,824	874,516
*Rex Stores Corp.	4,050	69,498
RG Barry Corp.	700	7,203

43

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Consumer Discretionary — (Continued)
*Rick’s Cabaret International, Inc.	9,575	$118,443
#*Rocky Brands, Inc.	10,229	100,551
#*Royal Caribbean Cruises, Ltd.	322,500	11,558,400
*Rubio’s Restaurants, Inc.	11,208	90,224
*Ruby Tuesday, Inc.	21,400	239,466
*Saga Communications, Inc.	6,520	179,626
#*Saks, Inc.	51,700	504,075
*Salem Communications Corp.	5,831	26,531
Scholastic Corp.	38,300	1,034,483
#*Sears Holdings Corp.	137,850	16,672,958
Service Corp. International	271,956	2,442,165
*Shiloh Industries, Inc.	25,710	209,022
*Shoe Carnival, Inc.	31,193	862,798
*Sinclair Broadcast Group, Inc. Class A	76,006	523,681
*Skechers U.S.A., Inc. Class A	49,610	1,902,544
Skyline Corp.	5,123	119,417
Spartan Motors, Inc.	16,427	101,355
Speedway Motorsports, Inc.	71,117	1,155,651
*Sport Chalet, Inc. Class A	875	2,669
#*Sport Chalet, Inc. Class B	299	1,011
Sport Supply Group, Inc.	18,708	250,874
Stage Stores, Inc.	60,550	923,388
Standard Motor Products, Inc.	26,500	282,490
*Standard Pacific Corp.	101,331	649,532
*Stanley Furniture, Inc.	12,564	124,007
*Steinway Musical Instruments, Inc.	8,034	153,931
Stewart Enterprises, Inc.	65,424	443,575
*Stoneridge, Inc.	17,667	190,627
*Strattec Security Corp.	5,556	150,123
Superior Industries International, Inc.	40,100	676,086
*Syms Corp.	5,500	50,105
Systemax, Inc.	7,773	180,567
*Tandy Brands Accessories, Inc.	10,432	42,145
*Tandy Leather Factory, Inc.	500	2,270
*Timberland Co. Class A	3,300	70,950
Time Warner Cable, Inc.	693,942	39,034,238
Time Warner, Inc.	1,534,860	50,773,169
#*Toll Brothers, Inc.	203,299	4,588,458
*Trans World Entertainment Corp.	5,781	13,470
*TRW Automotive Holdings Corp.	153,112	4,931,738
*Tuesday Morning Corp.	60,500	341,825
*Unifi, Inc.	163,482	626,136
UniFirst Corp.	14,500	708,615
#*Vail Resorts, Inc.	6,570	299,855
Walt Disney Co. (The)	1,135,556	41,833,883
Washington Post Co.	4,880	2,474,941
#*West Marine, Inc.	26,563	317,959
#Whirlpool Corp.	88,001	9,580,669
Williams-Sonoma, Inc.	11,805	339,984
Wyndham Worldwide Corp.	240,716	6,453,596

Total Consumer Discretionary		538,716,501

Consumer Staples — (6.1%)
Andersons, Inc. (The)	9,900	357,786
Archer-Daniels-Midland Co.	696,262	19,453,560
B&G Foods, Inc.	53,573	553,409
Bunge, Ltd.	101,700	5,385,015
*Cagle’s, Inc. Class A	600	3,750
CCA Industries, Inc.	8,323	46,359
*Central European Distribution Corp.	57,775	2,001,904
*Central Garden & Pet Co.	37,832	424,853

44

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Consumer Staples — (Continued)
*Central Garden & Pet Co. Class A	44,862	$463,424
#*Chiquita Brands International, Inc.	70,190	1,055,658
*Constellation Brands, Inc. Class A	197,663	3,611,303
*Constellation Brands, Inc. Class B	12,715	235,227
Corn Products International, Inc.	64,392	2,318,112
*Craft Brewers Alliance, Inc.	2,546	6,365
CVS Caremark Corp.	1,366,254	50,455,760
Del Monte Foods Co.	342,870	5,122,478
Dr Pepper Snapple Group, Inc.	70,494	2,307,269
*Elizabeth Arden, Inc.	22,900	417,009
Farmer Brothers Co.	20,704	387,372
#*Great Atlantic & Pacific Tea Co.	1,900	15,295
Griffin Land & Nurseries, Inc. Class A	1,500	43,875
#*Hain Celestial Group, Inc.	63,205	1,250,195
*Harbinger Group, Inc.	3,064	20,498
*HQ Sustainable Maritime Industries, Inc.	10,070	57,298
Imperial Sugar Co.	10,122	162,256
Ingles Markets, Inc.	9,998	160,268
Inter Parfums, Inc.	3,525	60,912
J.M. Smucker Co.	97,687	5,965,745
*John B. Sanfilippo & Son, Inc.	9,100	136,773
Kraft Foods, Inc.	1,355,054	40,109,598
Mannatech, Inc.	13,238	51,099
*MGP Ingredients, Inc.	7,785	60,489
Molson Coors Brewing Co.	190,750	8,461,670
Molson Coors Brewing Co. Class A	1,908	83,141
*NBTY, Inc.	66,334	2,698,467
*Nutraceutical International Corp.	20,022	309,740
*Omega Protein Corp.	33,225	177,754
*Pantry, Inc.	14,500	229,390
*Parlux Fragrances, Inc.	556	1,145
*Physicians Formula Holdings, Inc.	947	2,860
*Prestige Brands Holdings, Inc.	116,810	1,137,729
#*Ralcorp Holdings, Inc.	44,801	2,981,507
Safeway, Inc.	317,674	7,497,106
*Seneca Foods Corp. Class B	300	9,798
#*Smart Balance, Inc.	28,450	189,192
#*Smithfield Foods, Inc.	176,173	3,301,482
Spartan Stores, Inc.	4,564	68,871
#SUPERVALU, Inc.	191,716	2,856,568
*Susser Holdings Corp.	9,700	104,469
Tasty Baking Co.	8,438	63,369
Tyson Foods, Inc. Class A	405,030	7,934,538
#Universal Corp.	18,490	957,412
#*Winn-Dixie Stores, Inc.	92,300	1,163,903

Total Consumer Staples		182,931,025

Energy — (13.2%)
Adams Resources & Energy, Inc.	6,758	127,794
*Allis-Chalmers Energy, Inc.	63,168	254,567
#Alon USA Energy, Inc.	36,500	266,815
Anadarko Petroleum Corp.	845,068	52,529,427
Apache Corp.	80,277	8,168,988
*Approach Resources, Inc.	7,782	69,649
*Atlas Energy, Inc.	6,703	241,844
*ATP Oil & Gas Corp.	38,800	708,488
*Baker Hughes, Inc.	63,448	3,157,186
*Barnwell Industries, Inc.	5,190	22,836
*Basic Energy Services, Inc.	58,596	598,265
Berry Petroleum Corp. Class A	22,717	735,349
#*Bill Barrett Corp.	18,377	626,288

45

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
*Bristow Group, Inc.	41,500	$1,606,465
*Bronco Drilling Co., Inc.	22,135	105,805
Cabot Oil & Gas Corp.	15,905	574,648
*Cal Dive International, Inc.	53,900	353,584
#*Carrizo Oil & Gas, Inc.	4,500	98,730
Chesapeake Energy Corp.	701,800	16,702,840
Chevron Corp.	127,469	10,381,075
Cimarex Energy Co.	105,300	7,168,824
*Complete Production Services, Inc.	68,227	1,029,545
ConocoPhillips	1,646,053	97,429,877
*CREDO Petroleum Corp.	278	2,697
*CVR Energy, Inc.	8,500	72,165
Delek US Holdings, Inc.	68,089	477,304
Devon Energy Corp.	18,219	1,226,685
*Double Eagle Petroleum Co.	3,969	18,853
#*Exterran Holdings, Inc.	65,289	1,903,174
General Maritime Corp.	12,382	100,418
*Geokinetics, Inc.	12,504	109,285
*GeoMet, Inc.	18,020	24,327
*GeoResources, Inc.	7,525	129,129
*Global Industries, Ltd.	15,300	102,510
*Gulfmark Offshore, Inc.	37,045	1,276,941
*Harvest Natural Resources, Inc.	32,900	290,507
*Helix Energy Solutions Group, Inc.	93,310	1,360,460
Helmerich & Payne, Inc.	81,404	3,306,630
*Hercules Offshore, Inc.	83,800	331,848
Hess Corp.	369,557	23,485,347
*HKN, Inc.	17,831	54,919
Holly Corp.	8,300	224,100
#*Hornbeck Offshore Services, Inc.	9,800	239,806
*International Coal Group, Inc.	107,351	565,740
*Key Energy Services, Inc.	56,774	616,566
Lufkin Industries, Inc.	600	51,078
Marathon Oil Corp.	856,737	27,544,095
*Mitcham Industries, Inc.	6,824	49,883
#*Nabors Industries, Ltd.	276,982	5,974,502
National-Oilwell, Inc.	453,212	19,954,924
*Natural Gas Services Group, Inc.	16,360	293,335
#*Newfield Exploration Co.	66,338	3,860,208
*Newpark Resources, Inc.	101,220	676,150
Noble Energy, Inc.	59,044	4,510,962
#*Oil States International, Inc.	46,600	2,251,246
*OMNI Energy Services Corp.	1,000	3,320
#Overseas Shipholding Group, Inc.	31,709	1,587,353
*OYO Geospace Corp.	2,501	124,300
*Parker Drilling Co.	97,200	537,516
#*Patriot Coal Corp.	52,400	1,031,756
#Patterson-UTI Energy, Inc.	120,725	1,845,885
*Petroleum Development Corp.	12,059	282,301
*PHI, Inc. Non-Voting	23,117	480,602
*PHI, Inc. Voting	200	4,214
*Pioneer Drilling Co.	67,927	498,584
Pioneer Natural Resources Co.	164,693	10,561,762
*Plains Exploration & Production Co.	162,430	4,760,823
*Pride International, Inc.	119,278	3,617,702
*Rosetta Resources, Inc.	79,112	1,969,889
*Rowan Cos., Inc.	98,567	2,937,297
#*SEACOR Holdings, Inc.	36,653	3,085,083
*Seahawk Drilling, Inc.	4,268	71,105
Smith International, Inc.	106,785	5,100,052
Southern Union Co.	—	—

46

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Energy — (Continued)
*Stone Energy Corp.	16,671	$271,737
Sunoco, Inc.	102,098	3,346,772
*Swift Energy Corp.	34,730	1,256,531
*T-3 Energy Services, Inc.	8,000	238,000
#Tesoro Petroleum Corp.	122,780	1,614,557
*Tetra Technologies, Inc.	36,718	451,264
*TGC Industries, Inc.	826	3,405
Tidewater, Inc.	42,807	2,294,883
*Union Drilling, Inc.	28,464	188,716
#*Unit Corp.	57,000	2,722,890
*USEC, Inc.	163,200	979,200
Valero Energy Corp.	625,299	12,999,966
#*Western Refining, Inc.	55,400	296,944
*Whiting Petroleum Corp.	69,755	6,300,969
#*Willbros Group, Inc.	3,700	46,435
XTO Energy, Inc.	397,536	18,890,911

Total Energy		394,447,407

Financials — (24.1%)
1st Source Corp.	47,839	915,160
21st Century Holding Co.	19,667	71,785
Abington Bancorp, Inc.	62,892	598,103
Access National Corp.	200	1,252
*Affirmative Insurance Holdings, Inc.	14,714	67,979
*Allegheny Corp.	10,757	3,196,550
Alliance Bancorp, Inc. of Pennsylvania	600	4,998
Allstate Corp. (The)	480,637	15,702,411
American Capital, Ltd.	117,520	721,573
American Equity Investment Life Holding Co.	88,700	933,124
American Financial Group, Inc.	199,200	5,862,456
*American Independence Corp.	866	4,850
American National Insurance Co.	48,061	5,294,400
*American Safety Insurance Holdings, Ltd.	12,075	195,373
#*AmeriCredit Corp.	224,750	5,380,515
Ameriprise Financial, Inc.	67,304	3,120,213
Ameris Bancorp	36,269	403,674
*AMERISAFE, Inc.	7,958	136,082
*AmeriServe Financial, Inc.	33,075	74,088
*Arch Capital Group, Ltd.	25,415	1,920,866
Argo Group International Holdings, Ltd.	34,700	1,144,753
Aspen Insurance Holdings, Ltd.	89,116	2,404,350
#*Asset Acceptance Capital Corp.	6,490	47,766
Associated Banc-Corp	95,623	1,389,402
Assured Guaranty, Ltd.	122,989	2,650,413
Asta Funding, Inc.	6,765	52,293
#*Atlantic Coast Federal Corp.	2,955	8,126
*Avatar Holdings, Inc.	21,050	501,832
Axis Capital Holdings, Ltd.	75,173	2,343,142
#*B of I Holding, Inc.	16,455	290,102
Baldwin & Lyons, Inc.	300	7,125
Baldwin & Lyons, Inc. Class B	8,114	203,580
Bancorp Rhode Island, Inc.	384	11,009
*Bancorp, Inc.	23,675	209,997
#BancTrust Financial Group, Inc.	34,553	213,883
Bank Mutual Corp.	51,800	368,816
Bank of America Corp.	6,325,765	112,788,390
Bank of New York Mellon Corp. (The)	251,332	7,823,965
*BankAtlantic Bancorp, Inc.	45,977	120,460
BankFinancial Corp.	43,669	421,843
#Banner Corp.	13,022	73,835
#BB&T Corp.	144,480	4,802,515

47

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Berkshire Hills Bancorp, Inc.	22,974	$482,454
#BlackRock, Inc.	11,600	2,134,400
Boston Private Financial Holdings, Inc.	85,168	675,382
Brookline Bancorp, Inc.	23,727	260,760
*Cadence Financial Corp.	24,680	73,793
Capital City Bank Group, Inc.	14,196	249,708
Capital One Financial Corp.	501,240	21,758,828
Capital Southwest Corp.	7,359	692,114
#CapitalSource, Inc.	114,528	683,732
#*Capitol Bancorp, Ltd.	10,904	26,606
Cardinal Financial Corp.	20,986	229,797
Carver Bancorp, Inc.	600	4,956
Cascade Financial Corp.	8,571	17,228
#Cathay General Bancorp	50,900	629,633
Center Bancorp, Inc.	1,346	11,199
*Center Financial Corp.	34,528	232,719
*Central Jersey Bancorp	8,049	29,781
Centrue Financial Corp.	300	1,044
Century Bancorp, Inc. Class A	1,206	23,336
CFS Bancorp, Inc.	14,148	70,457
Chemical Financial Corp.	21,541	510,522
*Chicopee Bancorp, Inc.	1,000	12,730
Chubb Corp.	175,645	9,286,351
Cincinnati Financial Corp.	208,205	5,913,022
*Citigroup, Inc.	5,515,388	24,102,246
Citizens Community Bancorp, Inc.	10,355	44,009
Citizens South Banking Corp.	1,842	12,636
CME Group, Inc.	76,377	25,082,971
#*CNA Financial Corp.	313,566	8,817,476
*CNA Surety Corp.	59,978	1,005,831
CoBiz Financial, Inc.	37,574	268,278
Codorus Valley Bancorp, Inc.	115	983
Colony Bankcorp, Inc.	200	1,476
Columbia Banking System, Inc.	47,827	1,075,151
Comerica, Inc.	195,322	8,203,524
Community Bank System, Inc.	2,386	58,863
*Community West Bancshares	400	1,264
#*CompuCredit Holdings Corp.	79,252	474,719
#*Conseco, Inc.	60	354
*Crescent Financial Corp.	18,440	67,859
#CVB Financial Corp.	2,102	23,143
Delphi Financial Group, Inc. Class A	39,963	1,098,982
Discover Financial Services	348,682	5,390,624
Donegal Group, Inc. Class A	35,687	514,963
Donegal Group, Inc. Class B	300	5,326
#*Doral Financial Corp.	11,332	61,079
East West Bancorp, Inc.	100,365	1,966,150
Eastern Insurance Holdings, Inc.	23,326	239,091
Eastern Virginia Bankshares, Inc.	300	2,325
EMC Insurance Group, Inc.	20,727	502,837
*Encore Bancshares, Inc.	6,800	69,972
#*Encore Capital Group, Inc.	35,361	813,657
Endurance Specialty Holdings, Ltd.	76,288	2,811,213
*Enstar Group, Ltd.	900	59,508
Enterprise Bancorp, Inc.	400	4,972
Enterprise Financial Services Corp.	17,163	180,383
ESB Financial Corp.	1,000	14,300
ESSA Bancorp, Inc.	16,670	210,542
Evans Bancorp, Inc.	400	6,028
Everest Re Group, Ltd.	37,407	2,867,247
#F.N.B. Corp.	135,507	1,262,925

48

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
Farmers Capital Bank Corp.	1,547	$13,041
#FBL Financial Group, Inc. Class A	40,435	1,044,840
Federal Agricultural Mortgage Corp.	9,309	209,639
Federal Agricultural Mortgage Corp. Class A	177	2,857
Fidelity Bancorp, Inc.	400	3,498
Fidelity National Financial, Inc.	24,362	369,815
#*Fidelity Southern Corp.	6,453	57,562
Fifth Third Bancorp	672,232	10,022,979
Financial Institutions, Inc.	4,728	76,026
*First Acceptance Corp.	39,006	77,622
First American Corp.	50,284	1,738,318
#First Bancorp (318672102)	56,576	119,941
First Bancorp (318910106)	13,802	225,111
*First Bancshares, Inc. (318687100)	400	3,450
First Bancshares, Inc. (318916103)	300	2,778
First Busey Corp.	31,748	160,327
First Business Financial Services, Inc.	300	3,000
First Citizens BancShares, Inc.	13,966	2,876,996
First Defiance Financial Corp.	10,257	138,469
#First Federal Bancshares of Arkansas, Inc.	800	2,712
*First Federal of Northern Michigan Bancorp, Inc.	1,100	1,650
First Financial Holdings, Inc.	9,823	138,701
First Financial Northwest, Inc.	26,672	172,034
First Financial Service Corp.	900	7,641
*First Horizon National Corp.	18,806	266,105
First M&F Corp.	100	452
First Merchants Corp.	25,622	223,936
First Mercury Financial Corp.	20,314	266,317
First Midwest Bancorp, Inc.	58,300	886,160
First Niagara Financial Group, Inc.	57,877	804,490
*First Pactrust Bancorp, Inc.	900	7,695
First Place Financial Corp.	21,198	107,686
First Security Group, Inc.	17,516	50,096
First South Bancorp, Inc.	2,786	38,837
#First United Corp.	500	3,325
*FirstCity Financial Corp.	5,872	42,807
Flagstone Reinsurance Holdings, Ltd.	38,533	429,643
Flushing Financial Corp.	33,320	453,485
#FNB United Corp.	20,714	36,664
#*Forest City Enterprises, Inc. Class A	22,899	353,790
*FPIC Insurance Group, Inc.	13,795	375,500
#Fulton Financial Corp.	169,790	1,782,795
German American Bancorp, Inc.	11,712	186,338
GFI Group, Inc.	13,837	95,475
Goldman Sachs Group, Inc. (The)	805	116,886
Great Southern Bancorp, Inc.	5,500	134,145
#*Greene Bancshares, Inc.	25,523	322,611
*Greenlight Capital Re, Ltd.	5,300	135,786
GS Financial Corp.	400	5,458
*Guaranty Bancorp	89,212	140,063
*Guaranty Federal Bancshares, Inc.	1,684	10,576
*Hallmark Financial Services, Inc.	27,634	323,594
Hampden Bancorp, Inc.	5,886	57,683
Hanover Insurance Group, Inc.	94,280	4,247,314
*Harris & Harris Group, Inc.	20,092	97,446
Hartford Financial Services Group, Inc.	431,694	12,333,498
HCC Insurance Holdings, Inc.	37,247	1,012,746
Heartland Financial USA, Inc.	7,912	151,198
*Heritage Commerce Corp.	24,571	135,632
*Heritage Financial Corp.	5,177	79,260
HF Financial Corp.	400	4,612

49

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*Hilltop Holdings, Inc.	21,381	$250,799
Hingham Institution for Savings	500	18,465
*HMN Financial, Inc.	3,996	25,734
Home Federal Bancorp, Inc.	24,131	384,407
HopFed Bancorp, Inc.	4,019	53,995
Horace Mann Educators Corp.	54,928	945,311
Horizon Bancorp	300	6,600
#Huntington Bancshares, Inc.	400,935	2,714,330
Independence Holding Co.	22,770	182,388
Infinity Property & Casualty Corp.	30,533	1,408,487
*Intervest Bancshares Corp.	4,036	25,225
Invesco, Ltd.	108,700	2,499,013
*Investment Technology Group, Inc.	1,600	27,792
Investors Title Co.	1,100	35,750
Jones Lang LaSalle, Inc.	25,800	2,035,104
JPMorgan Chase & Co.	1,125,368	47,918,169
Kentucky First Federal Bancorp	2,800	27,748
KeyCorp	682,480	6,155,970
#Lakeland Bancorp, Inc.	14,367	150,854
Landmark Bancorp, Inc.	1,620	25,936
Legacy Bancorp, Inc.	21,709	203,413
Legg Mason, Inc.	119,817	3,797,001
Lincoln National Corp.	460,953	14,100,552
LNB Bancorp, Inc.	12,489	68,565
Loews Corp.	747,772	27,847,029
*Louisiana Bancorp, Inc.	5,606	82,969
LSB Corp.	800	11,192
#M&T Bank Corp.	61,771	5,395,697
#*Macatawa Bank Corp.	20,712	40,388
*Magyar Bancorp, Inc.	500	2,270
MainSource Financial Group, Inc.	49,169	397,777
*Marlin Business Services Corp.	15,208	175,044
Marshall & Ilsley Corp.	70,160	638,456
Max Capital Group, Ltd.	48,337	1,077,915
MB Financial, Inc.	6,520	159,740
*MBIA, Inc.	337,600	3,234,208
MBT Financial Corp.	23,713	69,242
Meadowbrook Insurance Group, Inc.	106,876	844,320
Medallion Financial Corp.	24,860	198,880
#*Mercantile Bancorp, Inc.	163	522
Mercantile Bank Corp.	3,316	19,797
Mercer Insurance Group, Inc.	14,986	274,993
*Meridian Interstate Bancorp, Inc.	3,096	35,666
Meta Financial Group, Inc.	1,401	38,962
MetLife, Inc.	805,008	36,692,265
*Metro Bancorp, Inc.	1,121	15,212
*MetroCorp Bancshares, Inc.	2,300	8,096
#*MF Global Holdings, Ltd.	53,200	490,504
*MGIC Investment Corp.	30,175	314,725
MicroFinancial, Inc.	5,900	23,600
Morgan Stanley	29,160	881,215
MutualFirst Financial, Inc.	2,300	20,677
#*Nara Bancorp, Inc.	42,818	385,362
*National Financial Partners Corp.	33,400	514,026
National Penn Bancshares, Inc.	56,814	415,878
National Western Life Insurance Co. Class A	900	172,026
*Navigators Group, Inc.	5,827	233,838
Nelnet, Inc. Class A	30,100	600,796
*New Century Bancorp, Inc.	600	3,618
New Hampshire Thrift Bancshares, Inc.	2,300	25,139
New Westfield Financial, Inc.	31,596	287,524

50

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
New York Community Bancorp, Inc.	27,900	$459,513
NewAlliance Bancshares, Inc.	169,860	2,213,276
*NewBridge Bancorp	6,172	29,317
*Newport Bancorp, Inc.	700	8,488
*NewStar Financial, Inc.	49,175	376,680
*North Valley Bancorp	4,538	12,026
Northeast Community Bancorp, Inc.	18,190	111,141
#Northfield Bancorp, Inc.	2,770	40,885
Northrim Bancorp, Inc.	6,115	105,545
NYMAGIC, Inc.	12,875	285,825
NYSE Euronext, Inc.	206,731	6,745,633
#*Ocwen Financial Corp.	2,100	24,255
Old National Bancorp	2,000	26,820
Old Republic International Corp.	333,632	5,007,816
Old Second Bancorp, Inc.	26,916	153,960
OneBeacon Insurance Group, Ltd.	24,132	391,421
Osage Bancshares, Inc.	600	5,163
#*Pacific Mercantile Bancorp	16,756	83,612
*Pacific Premier Bancorp, Inc.	200	992
Pamrapo Bancorp, Inc.	2,200	16,742
Parkvale Financial Corp.	102	1,027
PartnerRe, Ltd.	10,478	812,883
#Patriot National Bancorp	2,700	6,075
#*Penson Worldwide, Inc.	33,200	312,080
Peoples Bancorp of North Carolina	300	2,109
Peoples Bancorp, Inc.	19,292	334,523
#*PHH Corp.	91,687	2,080,378
#*PICO Holdings, Inc.	5,724	203,488
#*Pinnacle Financial Partners, Inc.	27,599	421,713
*PMA Capital Corp.	38,457	264,200
PNC Financial Services Group, Inc.	222,505	14,954,561
Porter Bancorp, Inc.	1,654	23,404
#*Preferred Bank	9,898	19,202
Premier Financial Bancorp, Inc.	1,301	12,490
Presidential Life Corp.	23,327	274,792
Princeton National Bancorp, Inc.	1,100	9,889
*ProAssurance Corp.	10,410	634,490
Prosperity Bancshares, Inc.	33,062	1,296,692
Protective Life Corp.	75,553	1,818,561
Provident Financial Holdings, Inc.	544	3,264
Provident Financial Services, Inc.	97,245	1,281,689
Provident New York Bancorp	79,163	813,004
Prudential Financial, Inc.	335,685	21,336,139
Pulaski Financial Corp.	5,450	38,314
Radian Group, Inc.	217,050	3,079,940
Regions Financial Corp.	1,237,830	10,942,417
Reinsurance Group of America, Inc.	169,166	8,734,041
Renasant Corp.	53,507	884,471
*Republic First Bancorp, Inc.	7,211	26,897
Resource America, Inc.	19,388	114,583
*Riverview Bancorp, Inc.	17,087	60,659
Rome Bancorp, Inc.	12,761	109,745
Safety Insurance Group, Inc.	25,435	948,471
Sanders Morris Harris Group, Inc.	55,486	331,251
#Sandy Spring Bancorp, Inc.	29,829	520,516
Seabright Insurance Holdings	51,480	560,102
*Seacoast Banking Corp. of Florida	11,965	26,084
Selective Insurance Group, Inc.	82,800	1,383,588
*SI Financial Group, Inc.	6,062	38,676
Simmons First National Corp.	8,389	235,563
Somerset Hills Bancorp	4,111	36,259

51

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*Southcoast Financial Corp.	200	$756
*Southern Community Financial Corp.	29,890	82,496
*Southern First Bancshares, Inc.	900	7,425
Southwest Bancorp, Inc.	31,985	468,900
State Auto Financial Corp.	68,262	1,221,207
StellarOne Corp.	19,587	292,042
Stewart Information Services Corp.	14,703	167,320
*Stratus Properties, Inc.	3,069	34,219
Student Loan Corp.	1,100	31,064
*Sun Bancorp, Inc.	26,458	142,873
SunTrust Banks, Inc.	561,161	16,610,366
#*Superior Bancorp	5,362	18,981
Susquehanna Bancshares, Inc.	124,870	1,361,083
#*SVB Financial Group	3,400	167,382
#*Taylor Capital Group, Inc.	13,335	182,690
Teche Holding Co.	600	19,188
TF Financial Corp.	600	11,400
*Thomas Weisel Partners Group, Inc.	26,875	210,969
*Tidelands Bancshares, Inc.	400	900
Timberland Bancorp, Inc.	3,000	14,730
#TowneBank	4,300	68,929
Transatlantic Holdings, Inc.	91,903	4,570,336
Travelers Cos., Inc. (The)	721,677	36,617,891
*Tree.com, Inc.	5,129	46,674
Umpqua Holdings Corp.	89,305	1,334,217
Unico American Corp.	1,900	18,050
Union First Market Bankshares Corp.	15,866	266,231
*United America Indemnity, Ltd.	20,328	193,116
#United Bankshares, Inc.	2,100	60,984
*United Community Banks, Inc.	43,448	253,736
United Financial Bancorp, Inc.	21,275	297,424
United Fire & Casualty Co.	41,412	947,092
*United PanAm Financial Corp.	14,353	47,078
#*United Security Bancshares	346	1,625
Unitrin, Inc.	90,527	2,647,915
*Unity Bancorp, Inc.	2,925	16,058
Unum Group	530,100	12,971,547
Validus Holdings, Ltd.	74,341	1,900,899
#*Virginia Commerce Bancorp, Inc.	38,257	272,772
Washington Banking Co.	6,594	94,888
Washington Federal, Inc.	103,780	2,134,755
*Waterstone Financial, Inc.	1,300	5,018
Webster Financial Corp.	44,870	929,706
Wells Fargo & Co.	86,329	2,858,353
WesBanco, Inc.	32,117	619,216
Wesco Financial Corp.	12,560	4,760,868
West Bancorporation	19,199	156,088
West Coast Bancorp	489	1,682
#*Western Alliance Bancorp	28,882	251,273
White Mountains Insurance Group, Ltd.	18,685	6,420,166
White River Capital, Inc.	300	4,371
#Whitney Holding Corp.	61,531	842,975
Wilshire Bancorp, Inc.	11,306	122,783
#Wintrust Financial Corp.	37,295	1,391,104
*World Acceptance Corp.	3,300	116,424
WR Berkley Corp.	21,887	590,949
WSB Holdings, Inc.	100	307
Yadkin Valley Financial Corp.	16,810	76,990
Zenith National Insurance Corp.	8,000	302,560
#Zions Bancorporation	116,880	3,357,962

52

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Financials — (Continued)
*ZipRealty, Inc.	11,317	$49,795

Total Financials		721,450,933

Health Care — (5.0%)
*A.D.A.M., Inc.	7,504	28,140
*Adolor Corp.	5,304	10,343
Aetna, Inc.	486,790	14,384,644
#*Affymetrix, Inc.	8,578	59,531
*Albany Molecular Research, Inc.	35,737	285,896
*Allied Healthcare International, Inc.	65,062	182,824
*Allied Healthcare Products, Inc.	1,000	3,850
*American Dental Partners, Inc.	24,799	319,411
*AMN Healthcare Services, Inc.	7,691	70,296
*Amsurg Corp.	28,998	600,839
Analogic Corp.	9,500	454,290
*AngioDynamics, Inc.	37,093	593,488
*Anika Therapeutics, Inc.	17,185	121,154
*ARCA Biopharma, Inc.	440	2,301
#*Arena Pharmaceuticals, Inc.	6,100	19,825
Arrhythmia Research Technology, Inc.	1,200	9,540
*Assisted Living Concepts, Inc.	14,487	508,494
*BioClinica, Inc.	9,550	47,463
*BioScrip, Inc.	41,767	373,397
#*BMP Sunstone Corp.	12,854	69,026
*Boston Scientific Corp.	1,019,920	7,017,050
*Brookdale Senior Living, Inc.	85,092	1,829,478
*Cambrex Corp.	20,300	89,117
Cantel Medical Corp.	8,807	175,788
*Capital Senior Living Corp.	47,994	252,448
*Cardiac Science Corp.	16,696	26,046
Cardinal Health, Inc.	208,009	7,215,832
*CareFusion Corp.	123,039	3,393,416
*Celera Corp.	39,414	294,423
*Community Health Systems, Inc.	88,214	3,604,424
*Conmed Corp.	43,239	961,635
Cooper Cos., Inc.	52,556	2,043,903
*Coventry Health Care, Inc.	138,156	3,279,823
*Cross Country Healthcare, Inc.	35,618	356,892
*Cutera, Inc.	22,757	263,071
Daxor Corp.	545	6,104
*Digirad Corp.	26,648	58,892
#*Dynacq Healthcare, Inc.	909	2,454
#*Emeritus Corp.	279	6,250
*ev3, Inc.	6,316	120,825
*Five Star Quality Care, Inc.	21,100	62,456
*Gentiva Health Services, Inc.	28,510	817,667
#*Greatbatch, Inc.	17,658	394,480
*Health Net, Inc.	103,073	2,269,667
*HealthSpring, Inc.	86,917	1,529,739
*HealthTronics, Inc.	61,894	219,724
*Healthways, Inc.	20,167	328,520
Hill-Rom Holdings, Inc.	54,096	1,715,384
*Hologic, Inc.	288,724	5,159,498
*Humana, Inc.	144,020	6,584,594
*IntegraMed America, Inc.	3,874	33,084
Invacare Corp.	26,628	703,778
*InVentiv Health, Inc.	5,419	124,800
*Inverness Medical Innovations, Inc.	74,130	2,948,891
*Kendle International, Inc.	11,329	187,495
Kewaunee Scientific Corp.	1,631	21,513
*Kindred Healthcare, Inc.	43,118	769,225

53

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Health Care — (Continued)
#*King Pharmaceuticals, Inc.	426,520	$4,179,896
*LCA-Vision, Inc.	25,865	218,042
*LeMaitre Vascular, Inc.	5,200	25,688
#*LifePoint Hospitals, Inc.	82,208	3,138,701
#*Martek Biosciences Corp.	18,270	402,488
*Maxygen, Inc.	5,200	33,332
*MedCath Corp.	28,744	285,715
*Medical Action Industries, Inc.	31,829	377,810
#*MediciNova, Inc.	623	4,043
Medicis Pharmaceutical Corp. Class A	600	15,228
*MEDTOX Scientific, Inc.	13,327	170,719
*Misonix, Inc.	4,083	9,146
*Molina Healthcare, Inc.	12,070	352,082
*Nanosphere, Inc.	2,402	15,133
*National Dentex Corp.	400	6,792
*Nighthawk Radiology Holdings, Inc.	11,000	40,700
*NovaMed, Inc.	32,204	105,629
Omnicare, Inc.	197,388	5,485,413
*Osteotech, Inc.	24,810	105,442
*Palomar Medical Technologies, Inc.	5,100	64,056
*PDI, Inc.	20,276	183,903
PerkinElmer, Inc.	6,600	165,330
*Prospect Medical Holdings, Inc.	14,374	96,881
#*Psychiatric Solutions, Inc.	47,848	1,539,270
*Regeneration Technologies, Inc.	35,087	134,383
#*Res-Care, Inc.	40,983	477,042
*Sirona Dental Systems, Inc.	21,400	892,166
*Skilled Healthcare Group, Inc.	29,820	199,496
#*SonoSite, Inc.	2,287	76,660
*Spectranetics Corp.	11,878	81,008
*SRI/Surgical Express, Inc.	1,600	8,064
*Sun Healthcare Group, Inc.	26,710	238,787
*SunLink Health Systems, Inc.	1,750	4,638
*Symmetry Medical, Inc.	16,828	194,532
Teleflex, Inc.	14,551	892,267
*Theragenics Corp.	21,383	32,930
*Thermo Fisher Scientific, Inc.	456,141	25,215,474
*TomoTherapy, Inc.	25,707	100,000
#*Triple-S Management Corp.	13,854	252,143
*Universal American Corp.	85,628	1,314,390
*Viropharma, Inc.	72,554	922,887
*Vital Images, Inc.	20,078	316,831
*WellCare Health Plans, Inc.	22,500	644,175
*WellPoint, Inc.	501,340	26,972,092
Young Innovations, Inc.	2,919	73,471

Total Health Care		149,078,013

Industrials — (11.6%)
*A.T. Cross Co.	18,431	86,810
*AAR Corp.	15,400	375,452
Aceto Corp.	9,213	61,451
Aircastle, Ltd.	54,200	650,942
Alamo Group, Inc.	25,037	589,872
*Alaska Air Group, Inc.	59,445	2,461,617
Albany International Corp.	16,661	424,356
Alexander & Baldwin, Inc.	66,441	2,363,971
*Allied Defense Group, Inc.	12,470	66,590
*Allied Motion Technologies, Inc.	262	1,056
*Altra Holdings, Inc.	3,245	49,194
*Amerco, Inc.	30,877	1,928,269
American Railcar Industries, Inc.	16,364	267,551

54

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
*American Reprographics Co.	5,977	$59,710
Ameron International Corp.	7,300	506,547
*AMREP Corp.	966	14,007
Apogee Enterprises, Inc.	25,200	346,248
Applied Industrial Technologies, Inc.	53,325	1,641,343
Arkansas Best Corp.	25,200	767,592
#*Armstrong World Industries, Inc.	94,043	4,095,573
*ATC Technology Corp.	13,041	266,558
*Atlas Air Worldwide Holdings, Inc.	2,100	116,067
#Baldor Electric Co.	19,655	754,949
Barnes Group, Inc.	42,700	888,160
Barrett Business Services, Inc.	14,200	218,680
*BE Aerospace, Inc.	16,300	484,273
#*BlueLinx Holdings, Inc.	43,341	217,138
Bowne & Co., Inc.	23,251	259,946
Briggs & Stratton Corp.	31,600	750,184
*BTU International, Inc.	1,900	11,362
#*C&D Technologies, Inc.	25,938	37,610
*CAI International, Inc.	12,599	171,472
Cascade Corp.	10,500	366,030
*Casella Waste Systems, Inc.	5,416	27,947
CDI Corp.	50,348	877,566
*CECO Environmental Corp.	9,578	50,955
*Celadon Group, Inc.	28,818	430,253
*Ceradyne, Inc.	5,800	128,760
*Champion Industries, Inc.	1,886	3,357
*Chart Industries, Inc.	3,000	68,970
Chicago Rivet & Machine Co.	300	4,866
CIRCOR International, Inc.	12,696	437,504
*Columbus McKinnon Corp.	47,311	853,017
Comfort Systems USA, Inc.	2,600	36,608
CompX International, Inc.	700	7,735
*Consolidated Graphics, Inc.	33,700	1,412,367
*Cornell Cos., Inc.	11,300	310,750
Courier Corp.	3,211	55,197
*Covenant Transportation Group, Inc.	6,518	48,233
*CPI Aerostructures, Inc.	5,826	52,143
CSX Corp.	562,627	31,535,243
Ducommun, Inc.	16,159	369,880
*Dycom Industries, Inc.	35,250	374,355
#*Eagle Bulk Shipping, Inc.	19,733	114,254
Eastern Co.	10,193	165,636
Eaton Corp.	109,451	8,445,239
Ecology & Environment, Inc. Class A	900	11,898
Encore Wire Corp.	2,148	47,707
*EnerSys, Inc.	58,639	1,517,577
Ennis, Inc.	43,200	798,768
#*EnPro Industries, Inc.	18,412	581,451
Espey Manufacturing & Electronics Corp.	1,864	35,975
*Esterline Technologies Corp.	25,194	1,405,321
*ExpressJet Holdings, Inc.	10,860	43,440
Federal Signal Corp.	31,295	252,238
FedEx Corp.	184,382	16,596,224
*Flow International Corp.	3,900	12,324
*Franklin Covey Co.	11,416	89,958
*Frozen Food Express Industries, Inc.	8,986	40,437
G & K Services, Inc. Class A	29,714	816,838
Gardner Denver Machinery, Inc.	1,519	76,390
#GATX Corp.	65,445	2,136,125
#*Genco Shipping & Trading, Ltd.	2,886	66,840
*Gencor Industries, Inc.	8,766	68,550

55

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
General Electric Co.	3,487,657	$65,777,211
*Gibraltar Industries, Inc.	53,888	809,398
*GP Strategies Corp.	19,900	160,593
Great Lakes Dredge & Dock Corp.	69,683	377,682
*Greenbrier Cos., Inc.	16,525	269,027
*Griffon Corp.	45,266	638,251
*H&E Equipment Services, Inc.	66,829	789,250
Hardinge, Inc.	20,625	206,250
Heidrick & Struggles International, Inc.	2,100	55,461
*Herley Industries, Inc.	5,800	84,970
*Hertz Global Holdings, Inc.	389,227	5,628,222
*Hoku Corp.	400	1,180
Horizon Lines, Inc.	3,300	18,051
*Hudson Highland Group, Inc.	35,619	199,823
*Hurco Cos., Inc.	8,210	159,767
*Insituform Technologies, Inc.	700	16,779
Insteel Industries, Inc.	9,933	121,779
#*Interline Brands, Inc.	74,162	1,543,311
International Shipholding Corp.	9,397	285,105
*Intersections, Inc.	34,178	182,169
#*JetBlue Airways Corp.	170,900	955,331
*Kadant, Inc.	4,057	81,181
#*Kansas City Southern.	61,464	2,492,365
KBR, Inc.	52,550	1,160,304
*Kelly Services, Inc. Class A	44,445	714,676
Kennametal, Inc.	16,856	553,888
*Key Technology, Inc.	3,199	44,370
*Kforce, Inc.	12,247	170,111
Kimball International, Inc. Class B	25,521	205,189
#*Korn/Ferry International	7,500	121,575
L.S. Starrett Co. Class A	4,097	47,320
L-3 Communications Holdings, Inc.	23,933	2,239,411
*Ladish Co., Inc.	45,562	1,252,499
Lawson Products, Inc.	1,959	31,834
*Layne Christensen Co.	3,400	93,092
*LECG Corp.	26,189	87,995
*LGL Group, Inc.	400	3,140
*LMI Aerospace, Inc.	13,807	238,309
LSI Industries, Inc.	24,154	169,803
*Lydall, Inc.	14,201	114,460
*M&F Worldwide Corp.	29,869	915,784
#Manitowoc Co., Inc. (The)	516	7,229
*Manpower, Inc.	40,067	2,247,759
*Marten Transport, Ltd.	31,777	694,327
Masco Corp.	27,020	438,535
McGrath Rentcorp	8,390	218,056
*Metalico, Inc.	42,659	281,549
*MFRI, Inc.	8,800	59,752
Miller Industries, Inc.	20,010	286,143
#*Mobile Mini, Inc.	54,461	905,142
*Moog, Inc.	22,265	827,590
Mueller Industries, Inc.	15,299	453,615
Mueller Water Products, Inc.	136,335	763,476
NACCO Industries, Inc. Class A	9,765	848,969
National Technical Systems, Inc.	15,400	81,004
Norfolk Southern Corp.	399,637	23,710,463
Northrop Grumman Corp.	289,993	19,670,225
#*Northwest Pipe Co.	12,085	291,490
#*Ocean Power Technologies, Inc.	8,500	58,140
*On Assignment, Inc.	57,765	406,088
*Oshkosh Corp.	50,861	1,964,252

56

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Owens Corning	152,823	$5,315,184
*P.A.M. Transportation Services, Inc.	20,690	327,730
*Park-Ohio Holdings Corp.	5,647	72,677
Pentair, Inc.	23,730	858,077
*PGT, Inc.	700	2,170
*Pike Electric Corp.	3,700	39,775
*Pinnacle Airlines Corp.	13,732	100,381
*Polypore International, Inc.	5,700	100,947
Portec Rail Products, Inc.	7,637	90,269
*PowerSecure International, Inc.	22,501	253,361
Providence & Worcester Railroad Co.	1,200	15,780
R. R. Donnelley & Sons Co.	136,985	2,943,808
*RCM Technologies, Inc.	19,013	78,143
*Republic Airways Holdings, Inc.	48,800	305,488
Republic Services, Inc.	353,593	10,971,991
*Rush Enterprises, Inc. Class A	31,175	505,658
*Rush Enterprises, Inc. Class B	18,522	254,863
Ryder System, Inc.	89,844	4,179,543
*Saia, Inc.	10,800	178,956
Schawk, Inc.	51,516	976,228
#*School Specialty, Inc.	27,776	651,625
Seaboard Corp.	2,041	2,979,880
*SFN Group, Inc.	47,178	403,372
SIFCO Industries, Inc.	6,623	91,795
SkyWest, Inc.	93,838	1,405,693
*SL Industries, Inc.	300	3,165
Southwest Airlines Co.	1,077,730	14,204,481
*Sparton Corp.	3,963	23,144
#SPX Corp.	9,754	681,610
Standex International Corp.	29,500	704,165
Steelcase, Inc. Class A	85,520	702,119
Superior Uniform Group, Inc.	8,978	92,384
*Supreme Industries, Inc.	1,140	3,306
*Sypris Solutions, Inc.	10,366	46,543
TAL International Group, Inc.	27,896	725,017
*Tech/Ops Sevcon, Inc.	96	488
Technology Research Corp.	11,621	61,708
*Tecumseh Products Co. Class A	11,200	143,136
*Tecumseh Products Co. Class B	1,400	18,368
#Textainer Group Holdings, Ltd.	200	4,592
Timken Co.	73,772	2,595,299
#Titan International, Inc.	25,647	318,279
#*Titan Machinery, Inc.	5,173	74,388
Todd Shipyards Corp.	8,732	138,664
*TRC Cos., Inc.	29,513	91,490
Tredegar Industries, Inc.	40,177	685,420
*Trimas Corp.	6,336	64,437
#Trinity Industries, Inc.	85,250	2,121,872
Triumph Group, Inc.	9,936	770,636
*Tufco Technologies, Inc.	1,000	4,360
#*Tutor Perini Corp.	40,023	971,358
Twin Disc, Inc.	10,658	150,491
*U.S. Home Systems, Inc.	4,314	15,056
Union Pacific Corp.	569,682	43,102,140
*United Capital Corp.	300	7,449
#*United Rentals, Inc.	22,200	318,792
Universal Forest Products, Inc.	31,800	1,337,190
*URS Corp.	86,998	4,467,347
*USA Truck, Inc.	15,305	281,918
#*USG Corp.	40,200	948,720
*Valpey Fisher Corp.	1,464	3,294

57

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Industrials — (Continued)
*Versar, Inc.	6,026	$19,826
Viad Corp.	27,199	636,457
Virco Manufacturing Corp.	12,601	45,364
*Volt Information Sciences, Inc.	44,159	553,754
*Waste Services, Inc.	32,675	367,267
#Watts Water Technologies, Inc.	53,615	1,902,260
*WCA Waste Corp.	29,254	145,100
#*WESCO International, Inc.	9,056	367,855
*Willdan Group, Inc.	1,000	2,330
*Willis Lease Finance Corp.	7,300	102,492

Total Industrials		348,069,121

Information Technology — (4.9%)
*Acorn Energy, Inc.	1,230	6,937
*Actel Corp.	19,597	304,145
*ActivIdentity Corp.	70,301	205,982
Activision Blizzard, Inc.	982,162	10,882,355
*Adaptec, Inc.	166,097	513,240
*Adept Technology, Inc.	700	4,137
*Advanced Analogic Technologies, Inc.	15,762	59,896
Agilysys, Inc.	21,014	228,002
*Amtech Systems, Inc.	10,600	101,442
*Anadigics, Inc.	400	2,012
#*AOL, Inc.	51,712	1,207,992
#*Arris Group, Inc.	100,700	1,237,603
*Arrow Electronics, Inc.	182,170	5,556,185
Astro-Med, Inc.	2,626	19,958
#*ATMI, Inc.	3,100	56,203
*Aviat Networks, Inc.	45,592	296,348
*Avid Technology, Inc.	44,750	653,350
AVX Corp.	293,831	4,539,689
*Aware, Inc.	22,140	55,129
*AXT, Inc.	30,000	131,100
Bel Fuse, Inc. Class A	4,174	90,743
Bel Fuse, Inc. Class B	20,997	491,750
*Benchmark Electronics, Inc.	93,903	2,032,061
Black Box Corp.	26,600	829,654
*Brightpoint, Inc.	13,928	112,678
*Brooks Automation, Inc.	76,430	742,900
*Bsquare Corp.	5,200	13,520
*Cascade Microtech, Inc.	24,071	115,782
*Checkpoint Systems, Inc.	39,900	901,341
*Ciber, Inc.	42,600	169,122
Cognex Corp.	2,508	52,442
Cohu, Inc.	41,402	668,642
*Comarco, Inc.	5,608	14,132
Communications Systems, Inc.	12,753	163,749
*Computer Sciences Corp.	225,553	11,816,722
*Concurrent Computer Corp.	13,740	77,219
*Convergys Corp.	197,364	2,494,681
*CPI International, Inc.	19,865	266,787
*Cray, Inc.	17,673	119,469
*CSP, Inc.	2,414	8,304
CTS Corp.	34,200	359,100
*CyberOptics Corp.	9,134	101,296
*Datalink Corp.	5,600	25,200
*Dataram Corp.	11,134	26,499
*DDi Corp.	30,020	256,971
#*DealerTrack Holdings, Inc.	3,829	58,392
*Digi International, Inc.	35,811	383,536
*DSP Group, Inc.	56,748	463,631

58

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Dynamics Research Corp.	16,586	$237,180
*Edgewater Technology, Inc.	13,603	42,985
Electro Rent Corp.	46,027	657,726
*Electro Scientific Industries, Inc.	34,300	472,311
*Electronics for Imaging, Inc.	72,920	937,022
*EMS Technologies, Inc.	1,490	23,676
*Emulex Corp.	8,000	94,000
*Endwave Corp.	15,115	45,798
*Epicor Software Corp.	100,492	922,517
*ePlus, Inc.	6,954	129,414
*Euronet Worldwide, Inc.	26,035	414,738
*Exar Corp.	44,300	327,377
#Fair Isaac Corp.	4,800	101,088
*Fairchild Semiconductor Corp. Class A	144,238	1,618,350
*Frequency Electronics, Inc.	16,953	93,920
*Gerber Scientific, Inc.	50,097	360,698
*Globecomm Systems, Inc.	41,466	323,020
*GSI Technology, Inc.	29,771	192,618
*GTSI Corp.	8,203	52,499
*Hackett Group, Inc.	54,740	153,819
*Henry Bros. Electronics, Inc.	8,085	33,957
*Hutchinson Technology, Inc.	44,671	272,046
*Hypercom Corp.	57,162	237,222
*I.D. Systems, Inc.	13,298	43,484
*IAC/InterActiveCorp	178,991	4,012,978
*Ikanos Communications, Inc.	3,682	10,420
*Imation Corp.	46,631	505,480
*infoGROUP, Inc.	28,026	224,488
*InfoSpace, Inc.	65,156	682,183
*Ingram Micro, Inc.	277,679	5,042,651
*Insight Enterprises, Inc.	25,400	381,762
*Integrated Device Technology, Inc.	10,700	70,727
*Integrated Silicon Solution, Inc.	34,977	431,266
*Internap Network Services Corp.	37,646	217,594
*International Rectifier Corp.	80,500	1,853,110
#*Internet Brands, Inc.	37,562	388,767
*Internet Capital Group, Inc.	51,999	514,270
*Interphase Corp.	4,460	11,239
*Intevac, Inc.	34,600	481,632
*IntriCon Corp.	2,835	10,206
*INX, Inc.	500	2,420
*iPass, Inc.	5,584	8,041
*IXYS Corp.	16,184	146,142
Jabil Circuit, Inc.	139,558	2,138,029
*JDS Uniphase Corp.	107,790	1,400,192
Keithley Instruments, Inc.	4,026	34,261
*KEY Tronic Corp.	15,546	98,717
Keynote Systems, Inc.	18,330	201,263
*Kopin Corp.	6,410	26,986
*KVH Industries, Inc.	9,179	138,328
#*L-1 Identity Solutions, Inc.	111,378	965,647
*Lattice Semiconductor Corp.	131,578	693,416
*Littlefuse, Inc.	2,763	116,681
*LoJack Corp.	6,590	27,546
*LookSmart, Ltd.	27,679	38,197
#*Loral Space & Communications, Inc.	33,726	1,452,242
*Mace Security International, Inc.	1,091	944
Marchex, Inc.	38,553	202,789
*Measurement Specialties, Inc.	6,568	108,175
*Mentor Graphics Corp.	40,440	363,556
*Mercury Computer Systems, Inc.	18,341	235,865

59

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
Methode Electronics, Inc.	74,204	$823,664
#*Micron Technology, Inc.	619,016	5,787,800
*Microtune, Inc.	12,031	32,243
#*MKS Instruments, Inc.	82,222	1,864,795
*ModusLink Global Solutions, Inc.	68,955	615,768
*MoSys, Inc.	21,047	90,923
*Motorola, Inc.	1,973,711	13,954,137
#*Nanometrics, Inc.	46,005	492,254
*Newport Corp.	56,016	662,669
*Nu Horizons Electronics Corp.	18,632	67,075
*Occam Networks, Inc.	26,524	172,936
*OmniVision Technologies, Inc.	36,897	647,911
*Oplink Communications, Inc.	32,814	495,820
*Opnext, Inc.	26,356	61,937
*Optelecom-NKF, Inc.	4,229	9,642
*Optical Cable Corp.	9,195	30,068
*Orbcomm, Inc.	17,126	37,848
*PAR Technology Corp.	23,205	162,667
*PC Connection, Inc.	49,913	343,401
*PC Mall, Inc.	10,070	52,263
*PC-Tel, Inc.	49,969	325,298
*PDF Solutions, Inc.	793	3,925
*Perceptron, Inc.	4,904	23,098
*Perficient, Inc.	14,478	180,541
*Performance Technologies, Inc.	25,851	72,383
*Pericom Semiconductor Corp.	23,225	271,268
*Pervasive Software, Inc.	35,664	177,607
*Presstek, Inc.	7,000	32,340
•*Price Communications Liquidation Trust	47,738	6,520
Qualstar Corp.	12,400	24,180
*RadiSys Corp.	21,569	211,161
*RealNetworks, Inc.	167,359	694,540
*Reis, Inc.	15,919	95,196
Richardson Electronics, Ltd.	22,979	264,029
#*Rofin-Sinar Technologies, Inc.	11,100	294,816
#*Rovi Corp.	5,935	231,346
*Rudolph Technologies, Inc.	50,409	480,398
#*Sandisk Corp.	197,936	7,895,667
*SCM Microsystems, Inc.	18,612	28,849
*SeaChange International, Inc.	30,686	255,614
Servidyne, Inc.	7,283	24,544
#*Sigma Designs, Inc.	2,475	29,354
*Silicon Image, Inc.	29,804	110,871
#*Skyworks Solutions, Inc.	33,004	555,787
#*Smart Modular Technologies (WWH), Inc.	46,800	328,536
*SonicWALL, Inc.	103,238	1,045,801
*Spectrum Control, Inc.	20,295	282,100
*Standard Microsystems Corp.	33,319	855,632
*StarTek, Inc.	31,481	213,441
*Support.com, Inc.	58,408	254,659
Sycamore Networks, Inc.	47,495	939,926
*Symmetricom, Inc.	90,588	600,598
*Symyx Technologies, Inc.	72,692	396,171
#*SYNNEX Corp.	60,100	1,647,942
*Tech Data Corp.	85,452	3,665,891
*TechTarget, Inc.	10,800	52,380
*TechTeam Global, Inc.	19,326	119,048
Tellabs, Inc.	129,244	1,173,536
*Telular Corp.	24,670	75,490
Tessco Technologies, Inc.	9,546	242,850
TheStreet.com, Inc.	36,282	138,234

60

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Information Technology — (Continued)
*Tier Technologies, Inc.	3,839	$32,132
*Tollgrade Communications, Inc.	19,226	122,277
*Triquint Semiconductor, Inc.	57,628	434,515
*TSR, Inc.	1,300	3,276
*TTM Technologies, Inc.	62,699	680,911
*Ultra Clean Holdings, Inc.	2,816	27,794
United Online, Inc.	51,420	409,817
*UTStarcom, Inc.	154,209	439,496
*Vicon Industries, Inc.	5,787	27,835
*Video Display Corp.	600	3,012
*Virage Logic Corp.	26,728	248,036
*Virtusa Corp.	39,100	402,339
#*Vishay Intertechnology, Inc.	213,119	2,218,569
*Web.com Group, Inc.	32,423	156,603
*WPCS International, Inc.	9,161	29,224
#Xerox Corp.	769,764	8,390,428
*Zoran Corp.	82,007	797,928
*Zygo Corp.	26,305	248,582

Total Information Technology		145,343,865

Materials — (3.5%)
A. Schulman, Inc.	23,818	619,506
*A.M. Castle & Co.	38,646	530,223
Alcoa, Inc.	1,145,369	15,393,759
*American Pacific Corp.	7,647	46,647
Ashland, Inc.	112,560	6,704,074
*Boise, Inc.	23,000	158,470
*Brush Engineered Materials, Inc.	16,720	497,086
*Buckeye Technologies, Inc.	37,822	534,047
*Bway Holding Co.	9,825	194,338
Cabot Corp.	82,293	2,677,814
Carpenter Technology Corp.	2,700	106,029
#*Coeur d’Alene Mines Corp.	35,520	636,518
Commercial Metals Co.	19,325	287,556
*Continental Materials Corp.	100	1,615
*Core Molding Technologies, Inc.	2,488	13,186
Cytec Industries, Inc.	64,700	3,109,482
Dow Chemical Co. (The)	915,598	28,227,886
#*Flotek Industries, Inc.	15,089	30,631
Friedman Industries, Inc.	17,453	103,322
*Graphic Packaging Holding Co.	27,647	102,017
Haynes International, Inc.	5,600	201,096
*Headwaters, Inc.	67,190	403,140
#*Hecla Mining Co.	9,000	53,730
*Horsehead Holding Corp.	16,770	199,228
ICO, Inc.	10,649	91,262
Innophos Holdings, Inc.	18,600	529,914
*Innospec, Inc.	4,811	64,034
International Paper Co.	492,615	13,172,525
Kaiser Aluminum Corp.	27,181	1,092,404
*KapStone Paper & Packaging Corp.	31,340	404,286
KMG Chemicals, Inc.	2,795	51,540
*Kronos Worldwide, Inc.	3,219	61,161
#*Louisiana-Pacific Corp.	153,257	1,802,302
MeadWestavco Corp.	188,451	5,120,214
Minerals Technologies, Inc.	4,300	248,110
*Mod-Pac Corp.	1,091	6,251
Myers Industries, Inc.	65,520	711,547
Neenah Paper, Inc.	23,100	404,250
NL Industries, Inc.	55,718	473,046
#*Northern Technologies International Corp.	3,000	28,440

61

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†

Materials — (Continued)
#Olympic Steel, Inc.	5,500	$174,790
#*OM Group, Inc.	42,299	1,596,787
P.H. Glatfelter Co.	50,000	734,500
*Penford Corp.	38,934	360,140
*PolyOne Corp.	117,993	1,334,501
Quaker Chemical Corp.	2,300	72,381
*Ready Mix, Inc.	2,439	5,561
Reliance Steel & Aluminum Co.	53,401	2,606,503
*Rock of Ages Corp.	1,200	4,200
#*RTI International Metals, Inc.	35,400	957,570
Schnitzer Steel Industries, Inc. Class A	5,700	307,800
Schweitzer-Maudoit International, Inc.	15,157	862,736
*Solutia, Inc.	2,500	44,000
*Spartech Corp.	29,320	417,517
#*Stillwater Mining Co.	22,462	379,608
Synalloy Corp.	5,144	50,617
Temple-Inland, Inc.	80,640	1,880,525
#Texas Industries, Inc.	46,594	1,763,117
#*Titanium Metals Corp.	7,100	109,482
*Universal Stainless & Alloy Products, Inc.	6,709	156,521
#Westlake Chemical Corp.	105,000	2,948,400
Weyerhaeuser Co.	30,564	1,513,529
#Worthington Industries, Inc.	64,670	1,032,780
*Zoltek Cos., Inc.	6,242	61,421

Total Materials		104,467,672

Other — (0.0%)
•*ePresence, Inc. Escrow Shares	6,400	—
•*MAIR Holdings, Inc. Escrow Shares	1,415	—
•#*Pelican Financial, Inc. Escrow Shares	300	—
•*Petrocorp, Inc. Escrow Shares	900	54

Total Other		54

Telecommunication Services — (4.2%)
*Arbinet Corp.	3,200	6,464
AT&T, Inc.	4,065,906	105,957,510
*General Communications, Inc. Class A	44,592	274,241
#*Sprint Nextel Corp	3,223,177	13,698,502
*SureWest Communications	13,340	114,724
Telephone & Data Systems, Inc.	80,200	2,779,732
Telephone & Data Systems, Inc. Special Shares	67,452	2,042,447
*United States Cellular Corp.	33,568	1,412,541
*Xeta Corp.	18,366	67,403

Total Telecommunication Services		126,353,564

Utilities — (1.1%)
*AES Corp.	477,199	5,506,876
*Calpine Corp.	348,775	4,753,803
Maine & Maritimes Corp.	1,600	69,888
*Mirant Corp.	172,860	2,015,548
Public Service Enterprise Group, Inc.	488,622	15,699,425
Questar Corp.	83,700	4,013,415
*RRI Energy, Inc.	278,428	1,133,202
Unitil Corp.	4,441	98,057

Total Utilities		33,290,214

TOTAL COMMON STOCKS		2,744,148,369

RIGHTS/WARRANTS — (0.0%)
•*Bank of Florida Corp. Rights 05/21/10	8,100	1,701

62

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

CONTINUED

	Shares	Value†
•*Lantronix, Inc. Warrants	33	$—

TOTAL RIGHTS/WARRANTS		1,701

	Shares/ Face Amount
	(000)
SECURITIES LENDING COLLATERAL — (8.3%)
§@DFA Short Term Investment Fund	234,451,040	234,451,040
@Repurchase Agreement, Deutsche Bank Securities, Inc. 0.18%, 05/03/10 (Collateralized by $23,944,641 FHLMC 5.997%(r), 12/01/06 & FNMA 6.068%(r), 03/01/36, valued at $8,043,128) to be repurchased at $7,808,978	$7,809	7,808,862
@Repurchase Agreement, UBS Securities LLC 0.20%, 05/03/10 (Collateralized by $12,781,984 FNMA 5.000%, 10/01/18 & 6.000%, 12/01/36, valued at $5,059,641) to be repurchased at $4,911,001	4,911	4,910,919

TOTAL SECURITIES LENDING COLLATERAL		247,170,821

TOTAL INVESTMENTS — (100.0%) (Cost $2,583,241,627)		$2,991,320,891

63

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	This item is not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dimensional Investment Group Inc.

By:	/S/ DAVID G. BOOTH
David G. Booth
Chairman, Director, President and
Co-Chief Executive Officer

Date: July 2, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DAVID G. BOOTH
David G. Booth
Principal Executive Officer
Dimensional Investment Group Inc.

Date: July 2, 2010

By:	/S/ DAVID R. MARTIN
David R. Martin
Principal Financial Officer
Dimensional Investment Group Inc.

Date: July 2, 2010